UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2013 – November 30, 2013

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM

. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	30

Fund Summary & Performance	32

Overview of Fund Expenses	74

Portfolio of Investments	77

Statement of Assets and Liabilities	192

Statement of Operations	196

Statement of Changes in Net Assets	200

Financial Highlights	209

Notes to Financial Statements	230

Supplemental Information	243

Trust Information	247

About the Trust Adviser	Back Cover

November 30, 2013

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

This report covers performance of the Funds for the semiannual fiscal period ended November 30, 2013. In this report, we are pleased to present information on our newest corporate bond BulletShares with expirations in 2021 and 2022, and high yield BulletShares with expirations in 2019 and 2020.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer 41 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

December 31, 2013

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 3

November 30, 2013

ECONOMIC AND MARKET OVERVIEW

Speculation on the future of quantitative easing dominated financial headlines for much of the period, causing increased interest rate volatility and driving investor demand for shorter duration assets. The yield on the 10-year Treasury note hit a two-year high of 3.0 percent in early September, about 140 basis points above the lows seen in May.

The Federal Reserve (the “Fed”) surprised most market participants on September 18, 2013 with its inaction on what was expected to be the beginning of tapering its $85 billion per month asset purchase program. Given sluggish job growth and malaise in the housing data in recent months, the Fed announced that it would continue to maintain the pace of purchases until there was significant improvement in the aforementioned areas. Investors that were positioned in longer-duration fixed income assets benefitted as benchmark 10-year U.S. Treasury bond yields declined in the wake of the Fed announcement, closing the third quarter at 2.6 percent. The soft patch in economic growth added downward pressure to interest rates in the short term, but reacceleration is expected to ultimately push interest rates higher over the long term.

The fundamental outlook for the global economy continues to improve. We are seeing a synchronous global economic expansion for the first time since 2007. In Europe, the periphery has struggled through several years of contraction, but lower prices and unit labor costs have led to the start of a recovery. Germany’s economy has been weighed down by the peripheral nations, but overall, Europe has shown signs of expansion from recent manufacturing data. Asian economies, notably China and Japan, have seen substantial monetary accommodation from their respective regimes and look to return to higher levels of growth in the coming years.

Here in the United States, we continue to see strong evidence of seasonal strength in the stock market. The data-distorting effects of the October U.S. government shutdown are being flushed from the system, providing a truer reading of what is occurring domestically. Despite a shutdown that lasted far longer than originally anticipated, the U.S. economy held up fairly well, indicating a high degree of underlying strength.

At period end, the likelihood of the Fed tapering quantitative easing in December 2013 appeared to be remote. However, given strong employment data released in early December, many market participants placed a higher probability of the Fed reducing purchases in the next few meetings. (After the period end, on December 18th, the Fed announced that it would begin to taper in January 2014, reducing monthly asset purchases from $85 billion to $75 billion). Our expectation is interest rates are likely to remain range bound into 2014 before continuing an ascent higher.

For the six-month period ended November 30, 2013, the Standard & Poor’s 500 Index (the “S&P 500”) rose 11.91 percent (this and all other returns cited in this section are total return). Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index rose 12.07 percent and the MSCI Emerging Market Index rose 2.33 percent.

In the bond market, the Barclays U.S. Aggregate Bond Index returned -0.56 percent for the period, while the Barclays U.S. Corporate High Yield Index returned 2.61 percent. The return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.02 percent.

The Bank of America Merrill Lynch ABS AA-BBB Securities Master Index gained 1.16 percent for the period, while the Credit Suisse Leveraged Loan Index returned 2.14 percent.

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November 30, 2013

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The BofA/ML ABS Master AA-BBB Index is a subset of The BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Credit Suisse Leveraged Loan Index is an Index designed to mirror the investable universe of the $U.S.-denominated leveraged loan market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 Corporate Bond ETF, NYSE Arca ticker: BSCD (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2013 Index (the “2013 Index”). Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2013.

The 2013 Index was a rules-based index comprised of investment grade corporate bonds with effective maturities in 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2013 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2013. The Fund had a designated year of maturity of 2013. Its final trading day was December 27, 2013. In connection with the Fund’s termination, on December 31, 2013, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $20.76709. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in securities that comprise the 2013 Index. In the last six months of operation, as the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, used quantitative analysis to select securities from the 2013 Index universe to obtain a representative sample of securities that resembled the 2013 Index in terms of key risk factors, performance attributes and other characteristics. These included maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013. On a market price basis, the Fund generated a total return of -0.21%, which included a decrease in market price over the period to $20.71 as of November 30, 2013, from $20.80 on May 31, 2013.

On an NAV basis, the Fund generated a total return of 0.13%, which included a decrease in NAV over the period to $20.77 on November 30, 2013, from $20.79 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2013 Index returned 0.22%, and the Barclays U.S. 1-3 Year Corporate Bond Index, which measures the performance of the short-term U.S. corporate bond market, returned 1.05% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.012
July	$0.009
August	$0.011
September	$0.007
October	$0.005
November	$0.002
$0.046

On December 31, 2013 the Fund made its liquidating distribution in the amount of $20.76709.

Performance Attribution
For the six-month period ended November 30, 2013, the diversified financial services industry was the largest contributor to the Fund’s return, followed by the telecommunications industry. No industry detracted. The Fund had zero allocation to most industries at period end, as it had shifted most of its assets into U.S. Treasury bills by that time. Its small allocations to chemicals, pharmaceuticals and pipelines at period end did not contribute significantly to return.

Positions that contributed the most to the Fund’s return included a 5.25% coupon bond issued by Telecom Italia Capital SA, an affiliate of Telecom Italia S.p.A., a provider of telecommunications services in Italy (not held in the portfolio at period end); 6.625% coupon bonds issued by International Lease Finance Corp., the world’s largest independent aircraft lessor (not held in the portfolio at period end); and 7.125% coupon bonds issued by Qwest Communications International, Inc., a unit of CenturyLink, Inc., which acquired Qwest in 2011 (2.2% of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 7.25% coupon bonds issued by Best Buy Co., Inc., a U.S.-based consumer electronics retailer; 5.35% coupon bonds issued by HJ Heinz Co., the maker of ketchup and other food items that was acquired by Berkshire Hathaway, Inc. in 2013; and a U.S. Treasury bill that matured in September 2013 (none held at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 0.45%, which included a decrease in market price over the period to $21.29 on November 30, 2013, from $21.30 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 0.41%, which included a decrease in NAV over the period to $21.22 on November 30, 2013, from $21.24 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2014 Index returned 0.51% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 1.33% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.021
July	$0.018
August	$0.019
September	$0.017
October	$0.016
November	$0.015
Total	$0.106

Performance Attribution
For the six-month period ended November 30, 2013, the bank industry contributed the most to the Fund’s return, followed by the diversified financial services sector. No industry detracted, but the forest products and paper industry contributed the least to return, followed by auto manufacturers.

Positions that contributed the most to return included 5.0% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (1.9% of corporate bonds at period end); and a 4.75% coupon bond and a 4.2% coupon bond from Morgan Stanley, a global financial services firm based in New York (1.6% and 0.9%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 4.75% senior notes due in 2021 issued by WPP Finance UK, a subsidiary of UK-based WPP Group PLC, which operates a communications services group (0.1% of corporate bonds at period end; the notes were exchanged in June 2012 for new notes that were substantially identical to the original notes except that the new notes are freely tradable; the original notes were not held in the portfolio at period end); 2.9% medium term notes issued by Yale University (0.5% of corporate bonds at period end); and 3.75% coupon bonds issued by PepsiCo, Inc., the operator of worldwide beverage, snack and food businesses (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. The key risk factors include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 0.76%, which included an increase in market price over the period to $21.89 on November 30, 2013, from $21.86 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 0.81%, which included an increase in NAV over the period to $21.84 on November 30, 2013, from $21.80 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2015 Index returned 0.83% and the Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 1.33% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.026
July	$0.023
August	$0.023
September	$0.021
October	$0.021
November	$0.021
Total	$0.135

Performance Attribution
For the six-month period ended November 2013, the bank and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the aerospace/defense industry contributed the least, followed by the lodging industry.

Positions that contributed the most to the Fund’s return included 6.5% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in May 2013; 4.664% coupon bonds issued by BBVA US Senior SAU,; and 8.624% coupon bonds issued by International Lease Finance Corp., the world’s largest independent aircraft lessor (0.5%, 0.7% and 0.6%, respectively of corporate bonds at period end).

Positions that detracted the most from return included 1.2% coupon bonds issued by United Technologies Corp., which provides technology products and support services to customers in the aerospace and building industries worldwide (not held in the portfolio at period end); 6.0% coupon bonds issued by Host Hotels & Resorts, LP, a real estate trust that owns or has controlling interests in lodging properties throughout the world (0.1% of corporate bonds at period end); and 1.85% coupon bonds issued by Northrop Grumman Corp., a global security company that provides systems in aerospace and related services to governments and commercial customers (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 1.16%, which included an increase in market price over the period to $22.37 on November 30, 2013, from $22.28 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 1.16%, which included an increase in NAV over the period to $22.30 on November 30, 2013, from $22.21 as of May 31, 2013.

At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2016 Index returned 1.24%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned 0.37% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.031
July	$0.027
August	$0.029
September	$0.027
October	$0.026
November	$0.026
Total	$0.166

Performance Attribution
For the six-month period ended November 30, 2013, the bank industry contributed the most to the Fund’s return, followed by the diversified financial services industry; no industry detracted from return, but the lodging industry contributed least.

Positions that contributed the most to the Fund’s return included 6.25% medium term notes issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans; 6.50% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 8.00% coupon bonds issued Ford Motor Credit Co., LLC, the financing subsidiary of Ford Motor Co., a maker of cars and trucks (0.7%, 1.2% and 0.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.15% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; 2.00% coupon bonds issued by Petrobras Global Finance BV, a financial company based in the Netherlands that is a subsidiary of Petrobras Argentina SA, the South American oil and natural gas producer; and 2.00% coupon bonds issued by International Business Machines Corp., the computer solutions company (1.3%, 0.2% and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 1.37%, which included an increase in market price over the period to $22.80 on November 30, 2013, from $22.71 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 1.32%, which included an increase in NAV over the period to $22.74 on November 30, 2013, from $22.66 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2017 Index returned 1.39%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned 0.37% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.037
July	$0.033
August	$0.039
September	$0.035
October	$0.036
November	$0.036
Total	$0.216

Performance Attribution
For the six-month period ended November 30, 2013, the bank and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the lodging industry contributed the least, followed by the media industry.

Positions that contributed the most to return included 1.75% coupon bonds issued by AbbVie, Inc., a pharmaceutical products company; 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 6.40% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp. (1.5%, 1.6% and 1.0%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most from return included 5.85% coupon bonds issued by Time Warner Cable, Inc., a provider of video, voice and data over broadband cable systems; 6.00% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking; and 1.40% coupon bonds issued by AT&T, Inc., a communications holding company (0.9%, 0.2% and 0.6%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 1.09%, which included an increase in market price over the period to $21.09 on November 30, 2013, from $21.04 on May 31, 2013. On an NAV basis, the Fund generated a total return of 1.05%, which included an increase in NAV over the period to $21.02 on November 30, 2013, from $20.98 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2018 Index returned 1.09%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2018 Index, returned 0.37% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.029
July	$0.025
August	$0.031
September	$0.029
October	$0.031
November	$0.031
Total	$0.176

Performance Attribution
For the six-month period ending November 30, 2013, the bank and diversified financial services industries contributed the most to the Fund’s return; the telecommunications industry and the media industry detracted the most.

Positions that contributed the most to return included 8.45% bonds issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans; 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.-based bank holding company; and 6.625% bonds issued by Morgan Stanley, a global financial services firm based in New York (0.9%, 2.2% and 1.6%, respectively, of corporate bonds at period end).

Positions that detracted most from return included 6.75% coupon bonds issued by Time Warner Cable, Inc., a provider of video, voice and data over broadband cable systems; 6.999% coupon bonds issued by Telecom Italia Capital SA, an affiliate of Telecom Italia S.p.A., a provider of telecommunications services in Italy; and 5.85% coupon bonds issued by Nucor Corp., a manufacturer of steel products (0.9%, 0.3% and 0.4%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 0.58%, which included a decrease in market price over the period to $20.89 on November 30, 2013, from $20.98 on May 31, 2013. On an NAV basis, the Fund generated a total return of 0.30%, which included a decrease in NAV over the period to $20.79 on November 30, 2013, from $20.94 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2019 Index returned 0.48%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2019 Index, returned 0.37% for the six-month period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.033
July	$0.031
August	$0.039
September	$0.037
October	$0.034
November	$0.034
Total	$0.208

Performance Attribution
For the six-month period ending November 30, 2013, the bank and diversified financial services industries contributed the most to the Fund’s return; the media industry was the leading detractor from return, followed by the oil and gas industry.

Positions that contributed the most to return included 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; and 7.625% coupon bonds issued by Bank of America Corp., large U.S.-based bank holding company (2.1%, 2.2% and 2.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 8.25% coupon and 8.75% coupon bonds issued by Time Warner Cable, Inc., a provider of video, voice and data over broadband cable systems; and 4.3% coupon bonds issued by Shell International Finance BV, the financing subsidiary of Royal Dutch Shell plc, a global group of energy and petrochemical companies (1.0%, 0.7% and 0.9%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 0.30%, which included a decrease in market price to $20.69 on November 30, 2013, from $20.89 on May 31, 2013. On an NAV basis, the Fund generated a total return of -0.28%, which included a decrease in NAV to $20.62 on November 30, 2013, from $20.94 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2020 Index returned -0.23%, and the Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2020 Index, returned 0.37% for the period ended November 30, 2013. The Barclays U.S. Aggregate Bond Index returned -0.56% during the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the 6-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.035
July	$0.043
August	$0.042
September	$0.046
October	$0.045
November	$0.046
Total	$0.257

Performance Attribution
For the six-month period ending November 30, 2013, the bank and diversified financial services industries contributed the most to the Fund’s return; the media and oil and gas industries were the leading detractors from return.

Positions that contributed the most to return included 8.000% coupon bonds issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans; 5.500% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; and 3.375% coupon bonds issued by American International Group, Inc., an international insurance organization (0.9%, 1.6% and 0.8%, respectively, of corporate bonds at period end).

Positions that detracted most from return included 4.125% coupon and 5.000% coupon bonds issued by Time Warner Cable, Inc., a provider of video, voice and data over broadband cable systems; and 3.500% coupon bonds issued by Pacific Gas and Electric Co., the provider of public utilities that is a unit of PG&E Corp. (0.3%, 0.4% and 0.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of July 17, 2013 through November 30, 2013.

On a market price basis, the Fund generated a total return of 1.65%, which included an increase in market price to $20.10 on November 30, 2013, from $19.96 at inception. On an NAV basis, the Fund generated a total return of 1.59%, which included an increase in NAV to $20.09 on November 30, 2013, from $19.96 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2021 Index returned 1.61%, and the Capital U.S. 7-10 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2021 Index, returned 1.20% from the Fund’s inception date through November 30, 2013. The Barclays U.S. Aggregate Bond Index returned 0.89% from the Fund’s inception date through November 30, 2013.

The Fund made the following monthly distributions per share during the period from inception through November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
September	$0.073
October	$0.056
November	$0.056
Total	$0.185

Performance Attribution
For the period from inception through November 30, 2013, the bank industry contributed the most to the Fund’s return, followed by the diversified financial services industry; the electric industry was the leading detractor from return, followed by the telecommunications industry.

Positions that contributed the most to return included 5.750% coupon bonds from Morgan Stanley, a global financial services firm based in New York; 4.400% coupon bonds issued by Barrick North America Finance, LLC, a subsidiary of Barrick Gold Corp., an international gold mining company; and 5.875% coupon bonds issued Ford Motor Credit Co., LLC, the financing subsidiary of Ford Motor Co., a maker of cars and trucks (1.9%, 1.0% and 1.9%, respectively, of corporate bonds at period end).

Positions that detracted most from return included 3.875% coupon bonds issued by AT&T, Inc., a communications holding company; 4.600% coupon bonds issued by PPL Energy Supply, LLC, which engages in the generation and marketing of electricity in the northeast U.S.; and 6.750% coupon bonds issued by Qwest Corp., a unit of CenturyLink, Inc., which acquired Qwest in 2011 (1.7%, 0.8% and 1.9%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of July 17, 2013 through November 30, 2013.

On a market price basis, the Fund generated a total return of 0.64%, which included a decrease in market price to $19.92 on November 30, 2013, from $19.99 at inception. On an NAV basis, the Fund generated a total return of 0.89%, which included a decrease in NAV to $19.94 on November 30, 2013, from $19.99 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2022 Index returned 0.82%, and the Capital U.S. 7-10 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2022 Index, returned 1.20% from the Fund’s inception date through November 30, 2013. The Barclays U.S. Aggregate Bond Index returned 0.89% from the Fund’s inception date through November 30, 2013.

The Fund made the following monthly distributions per share during the period from inception through November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
September	$0.076
October	$0.059
November	$0.059
Total	$0.194

Performance Attribution
For the period from inception through November 30, 2013, the bank industry contributed the most to the Fund’s return, followed by the diversified financial services industry; the telecommunications industry was the leading detractor from return, followed by the food industry.

Positions that contributed the most to return included 7.625% coupon bonds issued by Barclays Bank PLC, a global financial services provider based in the UK; 5.75% coupon bonds issued by Goldman Sachs Group, Inc., a bank and financial holding company based in New York; and 3.15% coupon bonds issued by General Electric Capital Corp., the financial services unit of General Electric Co. (3.6%, 3.9% and 3.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.0% coupon bonds issued by AT&T, Inc., a communications holding company; 2.355% coupon bonds issued by Chevron Corp., an integrated energy company; and 2.45% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company (3.2%, 3.1% and 3.0%, respectively, of corporate bonds at period end).

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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJD (the “Fund”) sought investment results that corresponded generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2013 Index (the “High Yield 2013 Index”).

Pursuant to the terms of the Fund’s prospectus, the Fund was liquidated on December 31, 2013.

The High Yield 2013 Index was a rules-based index comprised of high yield corporate bonds with effective maturities in 2013. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2013 Index was designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2013. The Fund had a designated year of maturity of 2013. Its final day of trading was December 27, 2013. In connection with the Fund’s termination, on December 31, 2013, the Fund made a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The distribution per share was $25.56137. The Fund did not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund invested at least 80% of its total assets in component securities that comprise the High Yield 2013 Index. In the last six months of operation, as the bonds held by the Fund were maturing, the Fund’s portfolio transitioned to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser used quantitative analysis to select securities from the High Yield 2013 Index universe to obtain a representative sample of securities that resembled the High Yield 2013 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 0.0%, which included a decrease in market price over the period to $25.51 as of November 30, 2013, from $25.76 on May 31, 2013. On an NAV basis, the Fund generated a total return of 0.66%, which included a decrease in NAV over the period to $25.58 as of November 30, 2013, from $25.66 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2013 Index returned 0.89%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2013 Index included only bonds with effective maturities in the year 2013, the Barclays U.S. Corporate High Yield Index included bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.059
July	$0.047
August	$0.051
September	$0.040
October	$0.029
November	$0.023
$0.249

On December 31, 2013, the Fund made its liquidating distribution in the amount of $25.56137.

Performance Attribution
For the six-month period ended November 30, 2013, the media industry and the mining industry contributed the most to the Fund’s return; no industry detracted from return. The Fund had zero allocation to most industries at period end, as it had shifted most of its assets into U.S. Treasury bills by that time. Its small allocations to leisure time and to auto parts at period end did not contribute significantly to return.

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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

Positions that contributed the most to the Fund’s return included 8.375% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (21.2% of corporate bonds at period end); 7.250% coupon bonds issued by CCO Holdings, LLC, a provider of broadband communications services to residential and commercial customers in the U.S. (not held in the Fund’s portfolio at period end); and 7.375% coupon bonds issued by Inmarsat Finance PLC, a unit of Inmarsat PLC, a UK company which operates a global communications satellite system (10.4% of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 10.0% coupon bonds issued by NII Capital Corp., a subsidiary of NII Holdings, Inc., a provider of mobile communication services in Latin America; 6.25% coupon bonds issued by Office Depot, Inc., a provider of office supplies and services through retail stores worldwide; and a U.S. Treasury bill that matured in September 2013 (none of the three held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

The High Yield 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resemble the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 2.52%, which included an increase in market price over the period to $26.83 on November 30, 2013, from $26.62 on May 31, 2013. On an NAV basis, the Fund generated a total return of 2.41%, which included an increase in NAV over the period to $26.75 on November 30, 2013, from $26.57 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2014 Index returned 2.36%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.084
July	$0.073
August	$0.082
September	$0.071
October	$0.071
November	$0.071
Total	$0.452

Performance Attribution
For the six-month period ended November 30, 2013, the commercial services industry contributed the most to the Fund’s return, followed by telecommunications industry; no industry detracted, but office furnishings industry contributed the least, followed by the metal fabricate/hardware industry.

Positions that contributed the most to the Fund’s return included 7.125% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; 9.250% coupon bonds issued by Freescale Semiconductor, Inc., a provider of embedded processing solutions for the automotive, consumer, industrial and networking markets; and 7.750% coupon bonds issued by Michaels Stores, Inc., an operator of a specialty retailer of arts and crafts (2.1%, 1.0% and 1.5%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 9.125% coupon bonds issued by Regal Entertainment Group, which operates theater chains throughout the U.S. (0.6% of corporate bonds at period end); 12.750% coupon bonds issued by A.M. Castle & Co., a provider of highly engineered materials and processing services to industrial companies (0.5% of corporate bonds at period end); and 8.625% coupon bonds issued by Cinemark USA, Inc., a subsidiary of Cinemark Holdings, Inc., a global motion picture exhibitor (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 3.02%, which included an increase in market price over the period to $27.06 on November 30, 2013, from $26.81 on May 31, 2013. On an NAV basis, the Fund generated a total return of 2.83%, which included an increase in NAV over the period to $26.96 on November 30, 2013, from $26.76 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 2.36%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.099
July	$0.088
August	$0.097
September	$0.087
October	$0.087
November	$0.086
Total	$0.544

Performance Attribution
For the six-month period ended November 30, 2013, the telecommunications industry contributed the most to the Fund’s return, followed by the commercial services industry; the pipelines industry was the only detractor from return.

Positions that contributed the most to the Fund’s return included 7.500% coupon bonds issued by Calpine Corp., an independent power producer; 8.750% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products; and 8.125% coupon bonds issued by Level 3 Financing, Inc., a subsidiary of Level 3 Communications Inc., an international communications company that operates one of the largest IP transit networks in North America and Europe (2.4%, 2.0% and 1.8%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 9.625% coupon bonds issued by NGPL Pipeco, LLC, a Texas-based owner and operator of natural gas pipelines (0.2% of corporate bonds at period end); 9.625% coupon bonds issued by Nationstar Mortgage, LLC, a residential mortgage service company (0.7% of corporate bonds at period end); and 7.750% coupon bonds issued by Quicksilver Resources, Inc., a Texas-based natural gas and oil exploration and production company (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 3.36%, which included an increase in market price over the period to $27.08 on November 30, 2013, from $26.73 on May 31, 2013. On an NAV basis, the Fund generated a total return of 3.29%, which included an increase in NAV over the period to $27.00 on November 30, 2013, from $26.67 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2016 Index returned 3.76%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.096
July	$0.085
August	$0.099
September	$0.087
October	$0.076
November	$0.089
Total	$0.532

Performance Attribution
For the six-month period ended November 30, 2013, the oil and gas industry contributed the most to the Fund’s return, followed by the telecommunications industry; the retail industry was the only detractor from return.

Positions that contributed the most to return included 9.375% coupon bonds issued by EP Energy LLC, an explorer and producer of oil and natural gas; 11.250% coupon bonds issued by First Data Corp., a credit-card processor; and 8.250% coupon bonds issued by Chrysler Group LLC, an auto maker (3.4%, 0.9% and 2.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 10.000% coupon bonds issued by NII Capital Corp., a subsidiary of NII Holdings, Inc., a provider of mobile communication services in Latin America (0.1% of corporate bonds at period end); 7.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (0.1% and 0.4% of corporate bonds at period end, respectively); and 6.500% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in May 2013 (not held in the Fund’s portfolio at period end).

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 3.28%, which included an increase in market price over the period to $27.18 on November 30, 2013, from $26.88 on May 31, 2013. On an NAV basis, the Fund generated a total return of 2.86%, which included an increase in NAV over the period to $27.09 on November 30, 2013, from $26.90 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 4.33%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.096
July	$0.095
August	$0.102
September	$0.088
October	$0.088
November	$0.093
Total	$0.562

Performance Attribution
For the six-month period ended November 30, 2013, the telecommunications industry contributed the most to the Fund’s return, followed by the bank industry; the food industry detracted the most, followed by the pipelines industry.

Positions that contributed the most to return included 11.750% coupon bonds issued by Wind Acquisition Finance SA, a Luxembourg-based affiliate of Wind Telecomunicazioni S.p.A., which provides mobile telephone and telecommunications services in Italy; 5.000% coupon bonds issued by Arcelormittal Luxembourg SA, a steel producer; and 7.875% coupon bonds issued by Case New Holland, Inc., a subsidiary of CNH Global NV, a manufacturer of agricultural and construction equipment (2.4%, 2.1% and 2.7%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 7.119% coupon bonds issued by NGPL Pipeco, LLC, a Texas-based owner and operator of natural gas pipelines; 6.625% coupon bonds issued by Smithfield Foods, Inc., a global food company that was acquired in September 2013 by Henan Shuanghui Investment & Development Co., which is China’s largest meat processing enterprise; and 9.125% coupon bonds issued by Nuveen Investments, Inc., a provider of investment services (0.7%, 1.1% and 0.6%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

The Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 3.39%, which included an increase in market price over the period to $27.03 on November 30, 2013, from $26.76 on May 31, 2013. On an NAV basis, the Fund generated a total return of 3.29%, which included an increase in NAV over the period to $26.94 on November 30, 2013, from $26.70 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 3.48%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.61% for the six-month period ended November 30, 2013. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June	$0.103
July	$0.086
August	$0.117
September	$0.101
October	$0.105
November	$0.106
Total	$0.618

Performance Attribution
For the six-month period ended November 30, 2013, the telecommunications industry contributed the most to the Fund’s return, followed by the healthcare products industry; the retail industry and the transportation industry detracted the most from return.

Positions that contributed the most to return included 10.5% coupon bonds issued by KCI USA, Inc., a global medical technology company; 6.75% coupon bonds issued by VPII Escrow Corp., a subsidiary of Valeant Pharmaceuticals International, Inc., which makes and markets pharmaceutical products; and 9.0% coupon bonds issued by Sprint Communications, Inc., a subsidiary of Sprint Corp., which offers wireless and wireline communications services (2.5%, 2.0% and 4.0%, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 7.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (0.5% of corporate bonds at period end); 10% coupon bonds issued by Caesars Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp. (not held in the Fund’s portfolio at period end); and 11.5% coupon bonds issued by CEVA Group PLC, a freight management and contract logistics operator (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 24, 2013, through November 30, 2013.

On a market price basis, the Fund generated a total return of 3.50%, which included an increase in market price to $25.84 on November 30, 2013, from $25.03 at inception. On an NAV basis, the Fund generated a total return of 3.02%, which included an increase in NAV to $25.72 on November 30, 2013, from $25.03 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2019 Index returned 2.03%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.58% for the period from the Fund’s inception date through November 30, 2013. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made only one distribution from the period of the Fund’s inception through November 30, 2013. The distribution amount was $0.065 per share, characterized as ordinary income.

Performance Attribution
For the Fund’s inception date through November 30, 2013, the telecommunications industry contributed the most to the Fund’s return, followed by the oil and gas industry; the electrical component and equipment industry detracted the most, followed by the auto parts and equipment industry.

Positions that contributed most significantly to return included 9.0% coupon bonds issued by Avaya, Inc., a provider of consulting, integration and managed services; 12.5% coupon bonds issued by Kinetic Concepts, Inc. (now KCI USA, Inc.), a global medical technology company; and 7.0% coupon bonds issued by Avaya, Inc. (0.8%, 0.9% and 0.8%, respectively, of corporate bonds at period end).

Positions that detracted most significantly from return included 5.625% coupon bonds issued by Anixter International, Inc., a distributor of communications and specialty wire and cable products; 7.250% coupon bonds issued by Forest Oil Corp., an oil and gas exploration and production company; and 5.000% coupon bonds issued by Whiting Petroleum Corp., an oil and gas exploration and production company (2.0%, 0.4% and 1.6%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated semiannual fiscal period from the Fund’s inception date of September 24, 2013, through November 30, 2013.

On a market price basis, the Fund generated a total return of 3.10%, which included an increase in market price to $25.75 on November 30, 2013, from $25.03 at inception. On an NAV basis, the Fund generated a total return of 2.78%, which included an increase in NAV to $25.67 on November 30, 2013, from $25.03 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2020 Index returned 2.82%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 2.58% for the period from the Fund’s inception date through November 30, 2013. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made only one distribution from the period of the Fund’s inception through November 30, 2013. The distribution amount was $0.056 per share, characterized as ordinary income.

Performance Attribution
For the Fund’s inception date through November 30, 2013, the telecommunications industry contributed the most to the Fund’s return, followed by the healthcare services industry; no industry detracted from return, but the aerospace/defense industry contributed least.

Positions that contributed most significantly to return included 7.000% coupon bonds issued by Level 3 Financing, Inc., a subsidiary of Level 3 Communications Inc., an international communications company that operates one of the largest IP transit networks in North America and Europe; 7.000% coupon bonds issued by Sprint Communications, Inc., a subsidiary of Sprint Corp., which offers wireless and wireline communications services; and 8.750% coupon bonds issued by TPC Group, Inc., a provider of highly specialized chemical products to major chemical and petroleum companies (1.4%, 2.9% and 1.4%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted most significantly from return included 8.000% coupon bonds issued by The ServiceMaster Co., a residential and commercial service network; 9.875% coupon bonds issued by Fage Dairy Industry SA, an international yogurt and food maker; and 5.875% coupon bonds issued by The Hertz Corp., a unit of Hertz Global Holdings, Inc., which operates car and equipment rental centers (2.7%, 1.4% and 2.8%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF

Fund Overview
The Guggenheim Enhanced Core Bond ETF, NYSE Arca ticker: GIY (the “Fund”) seeks total return, comprised of income and capital appreciation. The Fund invests at least 80% of its net assets in fixed income securities utilizing a strategy that seeks total return, comprised of income and capital appreciation, which attempts to outperform the Barclays U.S. Aggregate Bond Index (the “Benchmark”). The Fund’s investment strategy utilizes quantitative security selection, fundamental credit analysis and the views of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) regarding particular sectors to construct a portfolio through a process that employs a rigorous risk management framework. The Investment Adviser utilizes a quantitative strategy which attempts to identify relative mispricing among the instruments of a given asset class and estimate future returns that may arise from the eventual correction of the relative mispricing.1 The Investment Adviser then applies these quantitative results in constructing a portfolio that attempts to maximize expected return due to security specific mispricing while attempting to control for interest rate and credit spread (i.e., differences in yield between different debt instruments arising from differences in credit risk) risks. The Fund’s average duration is expected to be generally similar to the average duration of the Benchmark components.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by the Investment Adviser to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Investment Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013. On a market price basis, the Fund generated a total return of -1.12%, which included a decrease in market price over the period to $49.45 on November 30, 2013, from $50.71 on May 31, 2013. On an NAV basis, the Fund generated a total return of -0.70%, which included a decrease in NAV over the period to $49.84 on November 30, 2013, from $50.89 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. The NAV performance of the Fund reflects fees and expenses of the Fund.

For bond market comparison purposes the Barclays U.S. Aggregate Bond Index returned -0.56% for the six-month period ended November 30, 2013.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2013	$0.076
July	$0.138
August	$0.148
September	$0.130
October	$0.133
November	$0.063
Total	$0.688

Performance Discussion
At period end, the Fund maintained an investment grade credit quality. Both the Fund’s duration and yield were slightly higher than the benchmark. The Fund’s top ten holdings, representing about 80% of the Fund’s total assets, were comprised largely of residential mortgage backed securities (“RMBS”), investment grade corporate bonds and U.S. Treasuries.

Performance for the Fund was a result of its duration management strategy and positions the Fund had relative to the benchmark for the period. Duration and sector spread duration are managed according to the Investment Adviser’s fundamental views. These exposures are identified through a process that attempts to maintain the tracking error of the portfolio to its benchmark at a target level. The Fund does not use leverage.

Contributing to performance was positive security selection in the RMBS sector and the investment grade corporate sector. The Fund generally

1	Mispricing means that the current price of an asset does not reflect its underlying fundamental or intrinsic value.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF continued

maintained an underweight the investment grade corporate sector relative to the benchmark and overweight agency RMBS.

In the investment grade bond allocation, a short position in the spread remaining level offset a long position that it would steepen.

Another performance factor was the Fund’s position with respect to U.S. Treasuries. The duration of the Treasury allocation detracted from performance, given the continuing rising rate environment over much of the period. It was offset somewhat by a Treasury yield curve flattener position that helped performance.

Guggenheim believes markets may experience further volatility in the coming months stemming from the autumn Federal government shutdown and ongoing sequester. Despite the near-term impact of sequester cuts and potentially higher interest rates, a global growth pattern is beginning to take shape in Asian and European economies. The U.S. economy is maintaining enough momentum to avoid recession.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF

Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. On September 27, 2013, the Fund’s name was changed from Guggenheim Enhanced Short Duration Bond ETF to Guggenheim Enhanced Short Duration ETF.

The Fund will invest at least 80 percent of its net assets in fixed income securities utilizing a low duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the Fund holds a diversified portfolio of fixed income instruments of varying maturities, but that have an average portfolio duration of less than one year. The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund primarily invests in U.S. dollar denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (“Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities (“junk bonds”), which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest in securities that are offered pursuant to Rule 144A under the Securities Act of 1933, as amended. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest, without limitation, in U.S. dollar denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including repurchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013. On a market price basis, the Fund generated a total return of 0.54%, which included an increase in market price over the period to $50.26 on November 30, 2013, from $50.24 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 0.58%, which included an increase in NAV over the period to $50.25 on November 30, 2013, from $50.21 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For short-term high quality fixed income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.02% for the same period.

The Fund made the following monthly distributions per share during the six-month period ended November 30, 2013, all of which were characterized as ordinary income.

Month	Distribution per Share
June 2013	$0.047
July	$0.039
August	$0.042
September	$0.038
October	$0.037
November	$0.042
Total	$0.245

Performance Discussion
At period end, the Fund maintained an investment grade credit quality. The weighted average yield to maturity was 1.2 percent, while the average duration was 0.25 years. The Fund’s top ten holdings, representing about 40 percent of the Fund’s total assets, were comprised of U.S. Treasury bills, structured credit, repurchase agreements (“repos”), Guggenheim BulletShares High Yield Corporate Bond ETFs, and commercial paper.

Positive performance for the period was provided primarily through income from core investments in investment grade corporate bonds, floating rate structured credit, and liquid instruments such as repurchase agreements and commercial paper. During the period, floating rate assets such as senior loans and CLOs were less affected by interest rate volatility, with positive carry adding income to the Fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 27

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF continued

During the period, the Fund added to core holdings, including repurchase agreements and securitized assets, which generated incremental portfolio yield while maintaining liquidity needs. In particular, the Fund continued to add exposure to its High Yield BulletShares ETFs, which offer healthy spread duration while maintaining higher yield from a diversified pool of collateral.

As medium and longer term interest rates peaked to their highest level in two years, the Fund opportunistically reduced exposure to senior bank loans which looked to offer less upside potential and moved into shorter duration high yield investments. The Fund also diversified its holdings by purchasing variable rate demand notes of certain municipal debt, providing incremental yield and liquidity.

The Fund decreased its Treasury holdings given the impact political gridlock had on interest rates over much of the period and increased commercial paper holdings believed to offer better relative value.

At period end, the likelihood of the Fed tapering quantitative easing in December appeared to have a greater likelihood among increasingly positive employment data. However, the market appears to have priced in a greater probability of tapering in the near term. (After the period end, on December 18th, the Fed announced that it would begin to taper in January 2014, reducing monthly asset purchases from $85 billion to $75 billion.) Our expectation is interest rates are likely to remain range bound into 2014 before continuing an ascent higher.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of McGraw-Hill Financial, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2013.

On a market price basis, the Fund generated a total return of 5.79%, which included an increase in market price over the period to $13.13 on November 30, 2013, from $13.02 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 5.00%, which included an increase in NAV over the period to $13.08 on November 30, 2013, from $13.07 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the Index returned 4.99% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 11.59% for the six-month period ended November 30, 2013.

The Fund made quarterly distributions per share of $0.396 on June 29, 2013 and $0.208 on September 30, 2013.

Performance Attribution
For the six-month period ended November 30, 2013, the sectors contributing the most to the Fund’s return were communications, followed by technology. The energy sector detracted the most, followed by the basic materials sector.

Positions that contributed the most to the Fund’s return included Bezeq, The Israel Telecommunication Corp. Ltd., that country’s largest telecommunications group; Pitney Bowes, Inc., which offers technology solutions to help companies organize and analyze data; and UPM-Kymmene OYJ, a Finnish pulp, paper and timber manufacturer (2.6%, 2.9% and 2.1%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from return included Vard Holdings Ltd., which offers a range of services for the shipbuilding industry (not held in the Fund’s portfolio at period end); Metcash Ltd., which provides marketing and distribution for companies primarily in the grocery, liquor and hardware wholesale industries (1.6% of the Fund’s long-term investments at period end); and Penn West Petroleum Ltd., an oil and gas exploration company (1.1% of the Fund’s long-term investments at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 29

November 30, 2013

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GIY and GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GIY and GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GIY and GSY): The Funds are subject to management risk because they are actively managed portfolios. In managing the Funds’ portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GIY and GSY): Unlike conventional ETFs, the Funds are not index funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Risks and Other Considerations continued

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Declining Yield Risk (excludes GIY, GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GIY, GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GIY and GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GIY, GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 31

FUND SUMMARY & PERFORMANCE (Unaudited)	November 30, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Fund Statistics
Share Price	$20.71
Net Asset Value	$20.77
Premium/Discount to NAV	-0.29%
Net Assets ($000)	$183,785

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 6/07/10)	Month	Year	(Annualized)	(Annualized)
Guggenheim BulletShares 2013
Corporate Bond ETF
NAV	0.13%	0.36%	1.27%	2.17%
Market	-0.21%	0.26%	1.05%	2.08%
NASDAQ BulletShares® USD
Corporate Bond
2013 Index	0.22%	0.60%	1.52%	2.35%
Barclays U.S. 1-3
Year Corporate
Bond Index	1.05%	1.94%	2.58%	2.98%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	3.07%	3.60%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.08 per share for share price returns or initial net asset value (NAV) of $20.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 1-3 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to one year and less than three years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 1-3 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.23% is expressed as a unitary fee and covers all expenses of the Fund, except distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Banks	4.0%
Telecommunications	1.9%
Pharmaceuticals	1.4%
Retail	1.1%
Chemicals	0.7%
Oil & Gas	0.4%
Pipelines	0.4%
Diversified Financial Services	0.3%
Total Corporate Bonds	10.2%
U.S. Treasury Security	87.7%
Total Investments	97.9%
Other Assets in excess of Liabilities	2.1%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
AA	13.5%
A	73.6%
BBB	10.7%
BB	2.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 33

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.29
Net Asset Value	$21.22
Premium/Discount to NAV	0.33%
Net Assets ($000)	$417,070

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 6/07/10)	Month	Year	(Annualized)	(Annualized)
Guggenheim
BulletShares
2014 Corporate
Bond ETF
NAV	0.41%	1.05%	2.33%	3.24%
Market	0.45%	1.14%	2.30%	3.33%
NASDAQ BulletShares
USD Corporate
Bond 2014 Index	0.51%	1.26%	2.63%	3.62%
Barclays U.S. 3-5
Year Corporate
Bond Index	1.33%	2.05%	4.48%	5.15%
Barclays U.S.
Aggregate
Bond Index	-0.56%	-1.61%	3.07%	3.60%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 3-5 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	33.5%
Diversified Financial Services	12.0%
Telecommunications	6.6%
Pharmaceuticals	5.9%
Oil & Gas	4.5%
Media	4.0%
Insurance	3.4%
Computers	3.2%
Beverages	2.8%
Retail	2.3%
Software	1.7%
Electric	1.5%
Mining	1.4%
Machinery - Construction & Mining	1.4%
Biotechnology	1.3%
Food	1.2%
Chemicals	1.0%
Agriculture	0.9%
Cosmetics & Personal Care	0.9%
Pipelines	0.8%
Auto Manufacturers	0.8%
Transportation	0.8%
Commercial Services	0.8%
Electronics	0.6%
Advertising	0.5%
Holding Companies - Diversified	0.5%
Internet	0.4%
Semiconductors	0.4%
Aerospace & Defense	0.4%
Real Estate Investment Trusts	0.4%
Office & Business Equipment	0.4%
Gas	0.4%
Machinery - Diversified	0.3%
Health Care Services	0.3%
Home Furnishings	0.2%
Miscellaneous Manufacturing	0.2%
Health Care Products	0.2%
Iron & Steel	0.1%
Total Corporate Bonds	98.0%
Investments of Collateral for Securities Loaned	1.4%
Total Investments	99.4%
Other Assets in excess of Liabilities	0.6%
Net Assets	100.0%

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.8%
AA	16.9%
A	54.1%
BBB	26.0%
BB	1.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 35

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	$21.89
Net Asset Value	$21.84
Premium/Discount to NAV	0.23%
Net Assets ($000)	$474,949

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 6/07/10)	Month	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2015 Corporate
Bond ETF
NAV	0.81%	1.75%	3.49%	4.49%
Market	0.76%	1.71%	3.46%	4.55%
NASDAQ BulletShares USD
Corporate Bond
2015 Index	0.83%	1.86%	3.69%	4.79%
Barclays U.S. 3-5
Year Corporate
Bond Index	1.33%	2.05%	4.48%	5.15%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	3.07%	3.60%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 3-5 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	35.5%
Diversified Financial Services	15.4%
Oil & Gas	6.4%
Pharmaceuticals	4.7%
Telecommunications	4.5%
Insurance	3.7%
Beverages	3.4%
Retail	3.0%
Media	3.0%
Electric	2.2%
Computers	1.9%
Auto Manufacturers	1.5%
Health Care Products	1.3%
Pipelines	1.2%
Cosmetics & Personal Care	1.2%
Real Estate Investment Trusts	1.0%
Biotechnology	0.9%
Aerospace & Defense	0.9%
Software	0.8%
Miscellaneous Manufacturing	0.7%
Machinery - Construction & Mining	0.6%
Chemicals	0.6%
Mining	0.6%
Health Care Services	0.6%
Food	0.4%
Internet	0.4%
Office & Business Equipment	0.4%
Agriculture	0.3%
Iron & Steel	0.3%
Transportation	0.3%
Semiconductors	0.2%
Savings & Loans	0.2%
Metal Fabrication & Hardware	0.2%
Household Products & Housewares	0.2%
Electronics	0.1%
Building Materials	0.1%
Forest Products & Paper	0.0%*
Lodging	0.0%*
Total Corporate Bonds	98.7%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%
*Less than 0.1%.

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.0%
AA	18.7%
A	56.8%
BBB	22.3%
BB	0.9%
B	0.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 37

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.37
Net Asset Value	$22.30
Premium/Discount to NAV	0.31%
Net Assets ($000)	$468,297

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 6/07/10)	Month	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2016 Corporate Bond ETF
NAV	1.16%	2.09%	4.30%	5.48%
Market	1.16%	2.45%	4.28%	5.57%
NASDAQ BulletShares®
USD Corporate Bond
2016 Index	1.24%	2.30%	4.80%	6.01%
Barclays U.S. 5-7 Year Corporate
Bond Index	0.37%	1.07%	5.79%	6.89%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	3.07%	3.60%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	33.9%
Diversified Financial Services	11.9%
Telecommunications	8.7%
Oil & Gas	5.3%
Pharmaceuticals	3.9%
Media	3.5%
Computers	2.9%
Beverages	2.5%
Retail	2.5%
Insurance	2.2%
Food	1.5%
Health Care Services	1.4%
Chemicals	1.3%
Health Care Products	1.3%
Auto Manufacturers	1.2%
Software	1.1%
Mining	1.0%
Biotechnology	0.9%
Building Materials	0.9%
Pipelines	0.9%
Semiconductors	0.8%
Aerospace & Defense	0.7%
Agriculture	0.7%
Real Estate Investment Trusts	0.7%
Electronics	0.6%
Gas	0.6%
Machinery-Construction & Mining	0.6%
Electric	0.5%
Miscellaneous Manufacturing	0.5%
Advertising	0.4%
Auto Parts & Equipment	0.4%
Internet	0.4%
Office & Business Equipment	0.4%
Oil & Gas Services	0.4%
Commercial Services	0.3%
Cosmetics & Personal Care	0.3%
Environmental Control	0.2%
Leisure Time	0.2%
Machinery-Diversified	0.2%
Textiles	0.2%
Transportation	0.2%
Iron & Steel	0.1%
Savings & Loans	0.1%
Lodging	0.0%*
Total Corporate Bonds	98.3%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	98.6%
Other Assets in excess of Liabilities	1.4%
Net Assets	100.0%
*Less than 0.1%

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.2%
AA	14.7%
A	53.8%
BBB	29.6%
BB	0.7%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 39

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.80
Net Asset Value	$22.74
Premium/Discount to NAV	0.26%
Net Assets ($000)	$405,936

Total Returns
			Three	Since
	Six	One	Year	Inception
(Inception 6/07/10)	Month	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2017 Corporate Bond ETF
NAV	1.32%	1.55%	5.18%	6.39%
Market	1.37%	1.50%	5.14%	6.46%
NASDAQ BulletShares®
USD Corporate Bond
2017 Index	1.39%	1.81%	5.72%	6.93%
Barclays U.S. 5-7 Year Corporate
Bond Index	0.37%	1.07%	5.79%	6.89%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	3.07%	3.60%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	29.7%
Diversified Financial Services	14.3%
Oil & Gas	8.0%
Pharmaceuticals	5.9%
Telecommunications	4.3%
Retail	3.5%
Media	3.3%
Insurance	2.7%
Computers	2.4%
Beverages	2.3%
Food	2.1%
Miscellaneous Manufacturing	1.9%
Software	1.6%
Electric	1.4%
Aerospace & Defense	1.3%
Chemicals	1.3%
Semiconductors	1.3%
Agriculture	1.0%
Biotechnology	1.0%
Health Care Products	1.0%
Mining	1.0%
Internet	0.9%
Pipelines	0.9%
Real Estate Investment Trusts	0.7%
Health Care Services	0.6%
Commercial Services	0.5%
Office & Business Equipment	0.5%
Transportation	0.5%
Household Products & Housewares	0.4%
Lodging	0.3%
Oil & Gas Services	0.3%
Electronics	0.2%
Iron & Steel	0.2%
Leisure Time	0.2%
Engineering & Construction	0.1%
Machinery-Construction & Mining	0.1%
Water	0.1%
Gas	0.0%*
Total Corporate Bonds	97.8%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	98.2%
Other Assets in excess of Liabilities	1.8%
Net Assets	100.0%
* Less than 0.1%.

40 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.4%
AA	16.3%
A	54.7%
BBB	27.3%
BB	0.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 41

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.09
Net Asset Value	$21.02
Premium/Discount to NAV	0.33%
Net Assets ($000)	$173,409

Total Returns
			Since
	Six	One	Inception
(Inception 3/28/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2018 Corporate Bond ETF
NAV	1.05%	1.36%	4.88%
Market	1.09%	1.25%	5.08%
NASDAQ BulletShares USD Corporate
Bond 2018 Index	1.09%	1.66%	5.61%
Barclays U.S. 5-7 Year
Corporate Bond Index	0.37%	1.07%	4.89%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	1.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	27.9%
Diversified Financial Services	11.7%
Telecommunications	8.2%
Pharmaceuticals	4.2%
Insurance	4.2%
Oil & Gas	3.9%
Electric	3.8%
Computers	3.6%
Beverages	2.8%
Retail	2.7%
Media	2.7%
Agriculture	2.1%
Mining	2.0%
Food	1.5%
Pipelines	1.5%
Real Estate Investment Trusts	1.5%
Chemicals	1.5%
Health Care Services	1.3%
Health Care Products	1.1%
Machinery - Construction & Mining	1.1%
Transportation	0.9%
Semiconductors	0.9%
Software	0.8%
Forest Products & Paper	0.7%
Electronics	0.7%
Environmental Control	0.6%
Iron & Steel	0.6%
Oil & Gas Services	0.5%
Biotechnology	0.5%
Auto Manufacturers	0.4%
Building Materials	0.3%
Aerospace & Defense	0.3%
Savings & Loans	0.3%
Household Products & Housewares	0.3%
Machinery - Diversified	0.3%
Metal Fabrication & Hardware	0.3%
Miscellaneous Manufacturing	0.2%
Office & Business Equipment	0.2%
Lodging	0.2%
Commercial Services	0.2%
Water	0.1%
Internet	0.1%
Gas	0.1%
Total Corporate Bonds	98.8%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	99.3%
Other Assets in excess of Liabilities	0.7%
Net Assets	100.0%

42 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	0.9%
AA	13.1%
A	53.4%
BBB	32.0%
BB	0.6%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 43

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$20.89
Net Asset Value	$20.79
Premium/Discount to NAV	0.48%
Net Assets ($000)	$84,216

Total Returns
			Since
	Six	One	Inception
(Inception 3/28/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2019 Corporate Bond ETF
NAV	0.30%	0.54%	4.69%
Market	0.58%	0.54%	4.98%
NASDAQ BulletShares USD
Corporate Bond
2019 Index	0.48%	1.19%	5.40%
Barclays U.S. 5-7 Year Corporate
Bond Index	0.37%	1.07%	4.89%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	1.34%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therfore the Fund may return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S.-dollar denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	16.5%
Oil & Gas	11.2%
Telecommunications	6.9%
Pharmaceuticals	6.6%
Diversified Financial Services	5.8%
Media	5.0%
Chemicals	4.2%
Electric	4.2%
Beverages	3.3%
Mining	2.9%
Aerospace & Defense	2.8%
Insurance	2.8%
Software	2.6%
Food	2.6%
Real Estate Investment Trusts	2.4%
Transportation	2.3%
Pipelines	2.1%
Retail	1.9%
Agriculture	1.5%
Computers	1.3%
Oil & Gas Services	1.2%
Miscellaneous Manufacturing	1.1%
Health Care Products	0.7%
Biotechnology	0.7%
Office & Business Equipment	0.7%
Cosmetics & Personal Care	0.6%
Machinery - Construction & Mining	0.5%
Forest Products & Paper	0.5%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Health Care Services	0.4%
Semiconductors	0.3%
Environmental Control	0.3%
Machinery - Diversified	0.3%
Gas	0.3%
Advertising	0.3%
Commercial Services	0.3%
Total Corporate Bonds	97.9%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	98.1%
Other Assets in excess of Liabilities	1.9%
Net Assets	100.0%

44 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	0.9%
AA	11.7%
A	45.8%
BBB	40.6%
BB	0.5%
B	0.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 45

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$20.69
Net Asset Value	$20.62
Premium/Discount to NAV	0.34%
Net Assets ($000)	$68,051

Total Returns
			Since
	Six	One	Inception
(Inception 3/28/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2020 Corporate Bond ETF
NAV	-0.28%	-0.52%	4.65%
Market	0.30%	-0.61%	4.85%
NASDAQ BulletShares®
USD Corporate Bond
2020 Index	-0.23%	-0.26%	5.27%
Barclays U.S. 5-7 Year
Corporate Bond Index	0.37%	1.07%	4.89%
Barclays U.S. Aggregate
Bond Index	-0.56%	-1.61%	1.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	22.3%
Diversified Financial Services	7.5%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.8%
Beverages	5.0%
Telecommunications	4.5%
Food	4.0%
Health Care Products	3.4%
Retail	3.4%
Insurance	3.1%
Real Estate Investment Trusts	2.7%
Mining	2.5%
Computers	2.4%
Aerospace & Defense	2.3%
Chemicals	2.2%
Electric	2.1%
Pharmaceuticals	2.1%
Environmental Control	1.5%
Software	1.2%
Internet	1.2%
Health Care Services	1.1%
Agriculture	0.9%
Advertising	0.8%
Housewares	0.5%
Transportation	0.5%
Biotechnology	0.5%
Iron & Steel	0.4%
Oil & Gas Services	0.4%
Electronics	0.2%
Commercial Services	0.2%
Forest Products & Paper	0.2%
Cosmetics & Personal Care	0.2%
Total Corporate Bonds	97.5%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	97.6%
Other Assets in excess of Liabilities	2.4%
Net Assets	100.0%

46 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.1%
AA	8.8%
A	49.9%
BBB	40.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 47

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$20.10
Net Asset Value	$20.09
Premium/Discount to NAV	0.05%
Net Assets ($000)	$12,054

Total Returns
Since
(Inception 7/17/13)	Inception
Guggenheim BulletShares 2021
Corporate Bond ETF
NAV	1.59%
Market	1.65%
NASDAQ BulletShares® USD Corporate Bond 2021 Index	1.61%
Barclays U.S. 7-10 Year Corporate Bond Index	1.20%
Barclays U.S. Aggregate Bond Index	0.89%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to seven years and less than ten years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 7-10 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	24.1%
Oil & Gas	10.0%
Diversified Financial Services	8.0%
Telecommunications	6.9%
Retail	5.4%
Chemicals	5.2%
Media	4.4%
Insurance	4.0%
Biotechnology	3.5%
Food	3.4%
Aerospace & Defense	3.3%
Pharmaceuticals	2.9%
Machinery-Construction & Mining	2.2%
Real Estate Investment Trusts	2.2%
Semiconductors	2.1%
Agriculture	1.8%
Computers	1.7%
Transportation	1.7%
Health Care Products	1.6%
Mining	1.0%
Internet	0.9%
Office & Business Equipment	0.9%
Electric	0.8%
Health Care Services	0.4%
Total Investments	98.4%
Other Assets in excess of Liabilities	1.6%
Net Assets	100.0%

48 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AA	9.6%
A	46.5%
BBB	43.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 49

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$19.92
Net Asset Value	$19.94
Premium/Discount to NAV	-0.10%
Net Assets ($000)	$5,982

Total Returns
Since
(Inception 7/17/13)	Inception
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	0.89%
Market	0.64%
NASDAQ BulletShares® USD Corporate Bond 2022 Index	0.82%
Barclays U.S. 7-10 Year Corporate Bond Index	1.20%
Barclays U.S. Aggregate Bond Index	0.89%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to seven years and less than ten years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 7-10 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Real Estate Investment Trusts	13.8%
Oil & Gas	12.7%
Banks	10.1%
Aerospace & Defense	7.9%
Diversified Financial Services	6.6%
Pharmaceuticals	6.3%
Telecommunications	6.1%
Food	3.3%
Retail	3.3%
Media	3.2%
Miscellaneous Manufacturing	3.2%
Agriculture	3.1%
Beverages	3.1%
Chemicals	3.1%
Gas	3.1%
Mining	3.1%
Computers	3.0%
Savings & Loans	1.6%
Software	1.5%
Total Corporate Bonds	98.1%
Other Assets in excess of Liabilities	1.9%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
AA	15.9%
A	35.5%
BBB	45.0%
BB	3.6%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

50 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 51

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.51
Net Asset Value	$25.58
Premium/Discount to NAV	-0.27%
Net Assets ($000)	$204,664

Total Returns
			Since
	Six	One	Inception
(Inception 1/25/11)	Month	Year	(Annualized)
Guggenheim BulletShares
2013 High Yield
Corporate Bond ETF
NAV	0.66%	2.15%	4.38%
Market	0.00%	1.48%	4.27%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2013 Index	0.89%	2.96%	4.67%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	8.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.13 per share for share price returns or initial net asset value (NAV) of $25.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Mining	4.6%
Banks	3.1%
Diversified Financial Services	2.6%
Telecommunications	2.2%
Oil & Gas	1.9%
Electric	1.7%
Coal	1.3%
Media	1.1%
Apparel	1.0%
Aerospace & Defense	0.5%
Computers	0.5%
Food	0.3%
Miscellaneous Manufacturing	0.2%
Auto Parts & Equipment	0.2%
Leisure Time	0.1%
Oil & Gas Services	0.1%
Beverages	0.1%
Total Corporate Bonds	21.5%
U.S. Treasury Security	76.0%
Total Investments	97.5%
Other Assets in excess of Liabilities	2.5%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
BBB	1.0%
BB	45.6%
B	53.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

52 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 53

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.83
Net Asset Value	$26.75
Premium/Discount to NAV	0.30%
Net Assets ($000)	$505,661

Total Returns
			Since
	Six	One	Inception
(Inception 1/25/11)	Month	Year	(Annualized)
Guggenheim BulletShares
2014 High Yield
Corporate Bond ETF
NAV	2.41%	5.41%	6.90%
Market	2.52%	5.31%	7.00%
NASDAQ BulletShares®
USD High Yield
Corporate Bond
2014 Index	2.36%	6.18%	7.06%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	8.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Commercial Services	8.2%
Telecommunications	7.8%
Media	6.6%
Pharmaceuticals	5.8%
Entertainment	5.7%
Oil & Gas	5.7%
Retail	5.6%
Banks	5.0%
Health Care Services	4.8%
Aerospace & Defense	3.5%
Pipelines	3.1%
Packaging & Containers	3.0%
Electric	2.1%
Household Products & Housewares	2.1%
Food	1.9%
Auto Parts & Equipment	1.8%
Building Materials	1.7%
Computers	1.7%
Chemicals	1.6%
Coal	1.6%
Lodging	1.6%
Beverages	1.5%
Diversified Financial Services	1.3%
Real Estate	1.3%
Transportation	1.3%
Semiconductors	0.9%
Auto Manufacturers	0.8%
Health Care Products	0.8%
Software	0.8%
Advertising	0.7%
Miscellaneous Manufacturing	0.7%
Forest Products & Paper	0.6%
Iron & Steel	0.6%
Metal Fabricate & Hardware	0.6%
Machinery-Diversified	0.5%
Office & Business Equipment	0.5%
Leisure Time	0.4%
Office Furnishings	0.4%
Electrical Components & Equipment	0.3%
Environmental Control	0.3%
Home Builders	0.3%
Real Estate Investment Trusts	0.3%
Mining	0.2%
Total Corporate Bonds	96.0%
Exchange Traded Fund	0.3%
Total Long-Term Investments	96.3%
Investments of Collateral for Securities Loaned	0.5%
Total Investments	96.8%
Other Assets in excess of Liabilities	3.2%
Net Assets	100.0%

54 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

% of
Credit Quality	Corporate Bonds
BBB	2.8%
BB	36.5%
B	54.2%
CCC	6.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Securities classified as NR are not rated. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 55

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.06
Net Asset Value	$26.96
Premium/Discount to NAV	0.37%
Net Assets ($000)	$690,276

Total Returns
			Since
	Six	One	Inception
(Inception 1/25/11)	Month	Year	(Annualized)
Guggenheim BulletShares
2015 High Yield
Corporate Bond ETF
NAV	2.83%	6.80%	7.47%
Market	3.02%	7.19%	7.59%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2015 Index	2.36%	7.66%	7.34%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	8.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Oil & Gas	10.4%
Telecommunications	8.4%
Health Care Services	7.7%
Banks	6.6%
Commercial Services	6.3%
Electric	4.7%
Media	4.3%
Iron & Steel	4.0%
Retail	3.9%
Auto Parts & Equipment	3.8%
Household Products & Housewares	2.8%
Auto Manufacturers	2.5%
Apparel	2.4%
Internet	2.3%
Packaging & Containers	2.0%
Machinery-Diversified	2.0%
Mining	1.9%
Distribution & Wholesale	1.8%
Pharmaceuticals	1.7%
Aerospace & Defense	1.7%
Chemicals	1.6%
Diversified Financial Services	1.6%
Building Materials	1.6%
Lodging	1.4%
Real Estate	1.3%
Pipelines	1.1%
Computers	1.1%
Entertainment	1.0%
Shipbuilding	0.9%
Airlines	0.9%
Software	0.9%
Health Care Products	0.8%
Home Builders	0.7%
Holding Companies-Diversified	0.6%
Trucking & Leasing	0.4%
Electrical Components & Equipment	0.3%
Storage & Warehousing	0.2%
Metal Fabricate & Hardware	0.2%
Environmental Control	0.1%
Total Corporate Bonds	97.9%
Exchange Traded Funds	0.4%
Total Long-Term Investments	98.3%
Investments of Collateral for Securities Loaned	1.6%
Total Investments	99.9%
Other Assets in excess of Liabilities	0.1%
Net Assets	100.0%

56 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	2.2%
BB	42.4%
B	47.9%
CCC	7.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 57

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.08
Net Asset Value	$27.00
Premium/Discount to NAV	0.30%
Net Assets ($000)	$350,981

Total Returns
			Since
	Six	One	Inception
(Inception 4/25/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF
NAV	3.29%	8.45%	9.38%
Market	3.36%	8.38%	9.57%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2016 Index	3.76%	10.35%	11.17%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	10.34%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Oil & Gas	10.1%
Telecommunications	8.8%
Building Materials	6.2%
Packaging & Containers	4.6%
Health Care Services	4.5%
Media	4.2%
Auto Manufacturers	3.4%
Electric	3.3%
Pipelines	3.2%
Commercial Services	2.9%
Pharmaceuticals	2.8%
Distribution & Wholesale	2.8%
Mining	2.8%
Lodging	2.7%
Gas	2.3%
Real Estate	2.2%
Banks	2.2%
Food	2.0%
Internet	1.9%
Diversified Financial Services	1.8%
Home Builders	1.7%
Real Estate Investment Trusts	1.6%
Coal	1.6%
Iron & Steel	1.5%
Machinery - Diversified	1.4%
Retail	1.3%
Miscellaneous Manufacturing	1.2%
Beverages	1.2%
Shipbuilding	1.1%
Household Products & Housewares	1.0%
Chemicals	1.0%
Software	0.9%
Semiconductors	0.9%
Leisure Time	0.9%
Cosmetics & Personal Care	0.5%
Transportation	0.5%
Oil & Gas Services	0.3%
Computers	0.3%
Forest Products & Paper	0.2%
Textiles	0.0%*
Entertainment	0.0%*
Total Corporate Bonds	93.8%
Exchange Traded Fund	1.5%
Total Long-Term Investments	95.3%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	96.4%
Other Assets in excess of Liabilities	3.6%
Net Assets	100.0%
*Less than 0.1%.

58 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	1.3%
BB	47.5%
B	40.2%
CCC	11.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 59

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.18
Net Asset Value	$27.09
Premium/Discount to NAV	0.33%
Net Assets ($000)	$140,843

Total Returns
			Since
	Six	One	Inception
(Inception 4/25/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2017 High Yield
Corporate Bond ETF
NAV	2.86%	8.02%	9.75%
Market	3.28%	8.00%	9.97%
NASDAQ BulletShares®
USD High Yield Corporate
Bond 2017 Index	4.33%	11.36%	12.52%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	10.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	11.8%
Banks	9.4%
Oil & Gas	7.8%
Retail	6.2%
Diversified Financial Services	5.4%
Iron & Steel	5.1%
Lodging	4.1%
Health Care Services	3.7%
Machinery-Diversified	3.6%
Home Builders	3.4%
Pipelines	3.3%
Commercial Services	3.1%
Media	3.0%
Transportation	2.9%
Food	2.8%
Building Materials	2.5%
Electric	1.9%
Electrical Components & Equipment	1.6%
Beverages	1.5%
Forest Products & Paper	1.4%
Miscellaneous Manufacturing	1.4%
Health Care Products	1.3%
Packaging & Containers	1.3%
Advertising	1.2%
Distribution & Wholesale	0.8%
Mining	0.8%
Real Estate	0.8%
Aerospace & Defense	0.7%
Hand & Machine Tools	0.7%
Auto Parts & Equipment	0.6%
Computers	0.6%
Semiconductors	0.6%
Real Estate Investment Trusts	0.5%
Software	0.4%
Metal Fabricate & Hardware	0.3%
Auto Manufacturers	0.1%
Total Corporate Bonds	96.6%
Exchange Traded Fund	0.7%
Total Long-Term Investments	97.3%
Investments of Collateral for Securities Loaned	2.1%
Total Investments	99.4%
Other Assets in excess of Liabilities	0.6%
Net Assets	100.0%

60 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.2%
BB	53.3%
B	39.1%
CCC	7.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 61

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.03
Net Asset Value	$26.94
Premium/Discount to NAV	0.33%
Net Assets ($000)	$142,779

Total Returns
			Since
	Six	One	Inception
(Inception 4/25/12)	Month	Year	(Annualized)
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF
NAV	3.29%	9.20%	9.90%
Market	3.39%	9.21%	10.11%
NASDAQ BulletShares
USD High Yield
Corporate Bond 2018 Index	3.48%	10.55%	11.56%
Barclays U.S. Corporate
High Yield Index	2.61%	8.55%	10.34%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	9.2%
Media	6.2%
Health Care Products	5.8%
Health Care Services	5.2%
Iron & Steel	5.1%
Oil & Gas	4.6%
Banks	4.6%
Chemicals	4.3%
Pipelines	3.9%
Building Materials	3.8%
Home Builders	3.5%
Retail	2.9%
Diversified Financial Services	2.7%
Commercial Services	2.4%
Metal Fabricate & Hardware	2.4%
Electric	2.4%
Pharmaceuticals	2.3%
Household Products & Housewares	2.3%
Coal	1.9%
Lodging	1.9%
Software	1.8%
Semiconductors	1.8%
Auto Manufacturers	1.8%
Miscellaneous Manufacturing	1.7%
Airlines	1.5%
Mining	1.4%
Food	1.3%
Entertainment	1.2%
Machinery Diversified	1.1%
Real Estate Investment Trusts	0.8%
Auto Parts & Equipment	0.8%
Storage & Warehousing	0.8%
Environmental Control	0.7%
Computers	0.7%
Advertising	0.7%
Packaging & Containers	0.5%
Forest Products & Paper	0.4%
Apparel	0.4%
Oil & Gas Services	0.3%
Transportation	0.1%
Total Corporate Bonds	97.2%
Common Stock	0.1%
Preferred Stock	0.1%
Exchange Traded Fund	0.5%
Total Long-Term Investments	97.9%
Investments of Collateral for Securities Loaned	0.8%
Total Investments	98.7%
Other Assets in excess of Liabilities	1.3%
Net Assets	100.0%

62 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.4%
BB	45.6%
B	41.0%
CCC	13.0%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 63

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.84
Net Asset Value	$25.72
Premium/Discount to NAV	0.47%
Net Assets ($000)	$12,861

Total Returns
Since
(Inception 9/24/13)	Inception
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF
NAV	3.02%
Market	3.50%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2019 Index	2.03%
Barclays U.S. Corporate High Yield Index	2.58%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	14.2%
Oil & Gas	9.6%
Media	7.6%
Software	6.8%
Diversified Financial Services	5.1%
Iron & Steel	4.7%
Household Products & Housewares	4.3%
Commercial Services	3.5%
Entertainment	3.4%
Food	3.4%
Electronics	3.3%
Health Care Services	3.3%
Banks	2.5%
Leisure Time	2.5%
Pipelines	2.5%
Electrical Components & Equipment	2.0%
Lodging	1.8%
Mining	1.8%
Packaging & Containers	1.8%
Retail	1.8%
Auto Parts & Equipment	1.7%
Chemicals	1.7%
Real Estate	1.7%
Oil & Gas Services	1.6%
Health Care Products	0.9%
Office & Business Equipment	0.9%
Computers	0.8%
Home Builders	0.8%
Miscellaneous Manufacturing	0.8%
Pharmaceuticals	0.8%
Forest Products & Paper	0.3%
Total Corporate Bonds	97.9%
Other Assets in excess of Liabilities	2.1%
Net Assets	100.0%

64 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BB	48.6%
B	36.6%
CCC	14.8%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 65

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$25.75
Net Asset Value	$25.67
Premium/Discount to NAV	0.31%
Net Assets ($000)	$7,701

Total Returns
Since
(Inception 9/24/13)	Inception
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF
NAV	2.78%
Market	3.10%
NASDAQ BulletShares® USD High Yield Corporate
Bond 2020 Index	2.82%
Barclays U.S. Corporate High Yield Index	2.58%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Commercial Services	12.2%
Media	12.2%
Telecommunications	9.9%
Health Care Services	9.6%
Pipelines	6.8%
Diversified Financial Services	6.6%
Food	5.5%
Software	5.3%
Oil & Gas	4.8%
Retail	2.9%
Entertainment	2.7%
Household Products & Housewares	2.7%
Electric	1.5%
Machinery - Diversified	1.4%
Insurance	1.4%
Banks	1.4%
Chemicals	1.4%
Iron & Steel	1.4%
Advertising	1.4%
Oil & Gas Services	1.3%
Internet	1.3%
Packaging & Containers	1.3%
Aerospace & Defense	1.3%
Mining	1.3%
Total Corporate Bonds	97.6%
Other Assets in excess of Liabilities	2.4%
Net Assets	100.0%

% of Corporate
Credit Quality	Bonds
BB	43.4%
B	44.1%
CCC	12.5%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

66 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 67

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF

Fund Statistics
Share Price	$49.45
Net Asset Value	$49.84
Premium/Discount to NAV	-0.78%
Net Assets ($000)	$4,984

Total Returns
			Three	Five	Since
Inception	Six	One	Year	Year	Inception
(2/12/08)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
Enhanced
Core Bond
ETF
NAV	-0.70%	-1.92%	2.44%	4.59%	3.82%
Market	-1.12%	-1.21%	1.88%	4.77%	3.73%
Barclays U.S.
Aggregate
Bond
Index	-0.56%	-1.61%	3.09%	5.32%	4.53%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.31%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.27% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 2.42%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27%. Without this expense cap, actual returns would be lower.

% of
Portfolio Breakdown	Net Assets
Banks	6.7%
Insurance	5.5%
Media	2.1%
Pipelines	1.2%
Electric	1.1%
Oil & Gas	1.0%
Biotechnology	1.0%
Diversified Financial Services	0.8%
Retail	0.4%
Building Materials	0.2%
Total Corporate Bonds	20.0%
Mortgage Backed Securities	42.9%
U.S. Treasury Securities	27.0%
U.S. Government Agency Securities	9.1%
Total Long-Term Investments	99.0%
Money Market Fund	0.5%
Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%
Net Assets	100.0%

% of Long-Term
Credit Quality	Investments
AA	36.5%
A	11.2%
BBB	9.0%
NR- Mortgage Backed Securities	43.3%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U. S. Treasury securities and U.S. Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+.

68 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF continued

% of Long-Term
Maturity Breakdown	Investments
0-5 Years	30.1%
6-10 Years	9.8%
15-20 Years	0.2%
26-30 Years	59.9%

Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 69

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.26
Net Asset Value	$50.25
Premium/Discount to NAV	0.02%
Net Assets ($000)	$462,330

Total Returns
			Three	Five	Since
Inception	Six	One	Year	Year	Inception
(2/12/08)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
Enhanced
Short
Duration
ETF
NAV	0.58%	1.47%	0.94%	0.57%	0.78%
Market	0.54%	1.53%	0.94%	0.57%	0.78%
Barclays
1-3 Month
U.S.
Treasury
Bill Index	0.02%	0.05%	0.07%	0.09%	0.32%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.32%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.27%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was also 0.27%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

% of
Portfolio Breakdown	Net Assets
Banking	2.3%
Metals & Mining	2.1%
Financial Services	2.0%
Property & Casualty Insurance	1.5%
Commercial Receivables	1.4%
Diversified Financial Services	1.4%
Exploration & Production	1.1%
Media	0.9%
Auto Manufacturers	0.9%
Real Estate Investment Trusts	0.9%
Healthcare Facilities	0.7%
Trucking & Leasing	0.7%
Software & Services	0.5%
Retail Staples	0.4%
Real Estate	0.2%
Food & Beverage	0.1%
Consumer Financials	0.1%
Total Corporate Bonds	17.2%
Commercial Paper	28.0%
Repurchase agreements	19.1%
U.S. Government and Agency Security	7.8%
Municipal Bonds	7.7%
Asset Backed Securities	7.6%
Term Loans	4.8%
Exchange Traded Funds	4.2%
Collateralized Mortgage Obligations	1.4%
Money Market	1.3%
Total Investments	99.1%
Other Assets in excess of Liabilities	0.9%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AAA	24.9%
AA	5.4%
A	38.7%
BBB	10.1%
BB	1.1%
B	3.9%
CCC	0.5%
Not Rated	9.9%
Exchange Traded Funds	4.2%
Money Market Fund	1.3%

70 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF continued

Represents Standard & Poor’s Rating Group rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

U.S. Treasury securities and U.S Government Agency securities are not rated, but deemed to be equivalent to securities rated AA+.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 71

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$13.13
Net Asset Value	$13.08
Premium/Discount to NAV	0.38%
Net Assets ($000)	$87,874

Total Returns
			Three	Five	Since
Inception	Six	One	Year	Year	Inception
( 6/25/07)	Month	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
S&P Global
Dividend
Opportunities
Index ETF
NAV	5.00%	10.04%	4.66%	14.46%	-3.70%
Market	5.79%	10.25%	4.78%	14.63%	-4.85%
Benchmarks By
Design High
Income
Index/S&P
Global
Dividend
Opportunities
Index	4.99%	9.96%	4.48%	14.47%1	-3.09%2
S&P Global
Dividend
Opportunities
Index	4.99%	9.96%	4.48%	N/A	N/A
MSCI World
Index	11.59%	26.39%	13.37%	15.25%	2.48%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.78%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 11/30/08- 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/13.

2 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/13.

% of
Portfolio Breakdown	Net Assets
Communications	24.5%
Financial	23.8%
Utilities	11.7%
Industrial	8.4%
Energy	8.2%
Basic Materials	7.6%
Consumer, Non-cyclical	7.5%
Technology	4.4%
Consumer, Cyclical	3.5%
Total Common Stocks and Preferred Stocks	99.6%
Exchange Traded Fund	0.1%
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	14.9%
Total Investments	114.6%
Liabilities in excess of Other Assets	-14.6%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Pitney Bowes, Inc.	2.9%
ProSiebenSat.1 Media AG	2.8%
Belgacom SA	2.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	2.6%
Oi SA, ADR	2.3%
UPM-Kymmene OYJ	2.1%
Ferrovial SA	2.0%
TDC A/S	1.8%
AstraZeneca PLC	1.7%
Polymetal International PLC	1.7%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

72 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 73

OVERVIEW OF FUND EXPENSES (Unaudited)	November 30, 2013

As a shareholder of Guggenheim BulletShares 2013 Corporate Bond ETF; Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2018 Corporate Bond ETF; Guggenheim BulletShares 2019 Corporate Bond ETF; Guggenheim BulletShares 2020 Corporate Bond ETF; Guggenheim BulletShares 2021 Corporate Bond ETF; Guggenheim BulletShares 2022 Corporate Bond ETF; Guggenheim BulletShares 2013 High Yield Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim BulletShares 2016 High Yield Corporate Bond ETF; Guggenheim BulletShares 2017 High Yield Corporate Bond ETF; Guggenheim BulletShares 2018 High Yield Corporate Bond ETF; Guggenheim BulletShares 2019 High Yield Corporate Bond ETF; Guggenheim BulletShares 2020 High Yield Corporate Bond ETF; Guggenheim Enhanced Core Bond ETF; Guggenheim Enhanced Short Duration ETF; or Guggenheim S&P Global Dividend Opportunities Index ETF; you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2013.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	6/1/13	11/30/13	11/30/13	6/1/13-11/30/13
Guggenheim BulletShares 2013 Corporate Bond ETF
Actual	$1,000.00	$1,001.28	0.23%	$1.15
Hypothetical (5% annual return before expenses)	1,000.00	1,023.92	0.23%	1.17
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	1,000.00	1,004.07	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,008.09	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,011.62	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,013.25	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2018 Corporate Bond ETF
Actual	1,000.00	1,010.47	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2019 Corporate Bond ETF
Actual	1,000.00	1,002.97	0.24%	1.21
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22

74 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited) continued	November 30, 2013

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period1
	6/1/13	11/30/13	11/30/13	6/1/13-11/30/13
Guggenheim BulletShares 2020 Corporate Bond ETF
Actual	$1,000.00	$997.20	0.24%	$1.20
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Actual	1,000.00	1,006.62	0.42%	2.11
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	1,024.10	0.42%	2.13
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	1,028.31	0.42%	2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Actual	1,000.00	1,032.94	0.42%	2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Actual	1,000.00	1,028.61	0.42%	2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Actual	1,000.00	1,032.88	0.42%	2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim Enhanced Core Bond ETF2
Actual	1,000.00	992.96	0.27%	1.35
Hypothetical (5% annual return before expenses)	1,000.00	1,023.71	0.27%	1.37
Guggenheim Enhanced Short Duration ETF2
Actual	1,000.00	1,005.75	0.27%	1.36
Hypothetical (5% annual return before expenses)	1,000.00	1,023.71	0.27%	1.37
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	1,050.00	0.65%	3.34
Hypothetical (5% annual return before expenses)	1,000.00	1,021.81	0.65%	3.29

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 75

OVERVIEW OF FUND EXPENSES (Unaudited) continued	November 30, 2013

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period3
	7/17/13	11/30/13	11/30/13	7/17/13-11/30/13
Guggenheim BulletShares 2021 Corporate Bond ETF5
Actual	$1,000.00	$1,015.93	0.24%	$0.91
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22
Guggenheim BulletShares 2022 Corporate Bond ETF5
Actual	1,000.00	1,008.88	0.24%	0.90
Hypothetical (5% annual return before expenses)	1,000.00	1,023.87	0.24%	1.22

			Annualized	Expenses
	Beginning	Ending	Expense	Paid
	Account	Account	Ratio for the	During
	Value	Value	Period Ended	Period4
	9/24/13	11/30/13	11/30/13	9/24/13-11/30/13
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF5
Actual	$1,000.00	$1,030.16	0.42%	$0.79
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF5
Actual	1,000.00	1,027.80	0.42%	0.79
Hypothetical (5% annual return before expenses)	1,000.00	1,022.96	0.42%	2.13

1 Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended November 30, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 183/365.

2 The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

3 Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the period July 17, 2013 to November 30, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 137/365.

4 Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the period September 24, 2013 to November 30, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 68/365.

5 Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at guggenheiminvestments.com.

76 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited)	November 30, 2013

BSCD   Guggenheim BulletShares 2013 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 10.2%
	Banks – 4.0%
$3,748,000	Bank of Nova Scotia (Canada)	A+	2.375%	12/17/2013	N/A	$3,750,983
3,600,000	Citigroup, Inc.	A–	6.000%	12/13/2013	N/A	3,605,213
						7,356,196

	Chemicals – 0.7%
1,311,000	ICI Wilmington, Inc.	BBB+	5.625%	12/01/2013	N/A	1,311,000

	Diversified Financial Services – 0.3%
490,000	Caterpillar Financial Services Corp., Series MTN	A	1.550%	12/20/2013	N/A	490,272

	Oil & Gas – 0.4%
785,000	Occidental Petroleum Corp.	A	1.450%	12/13/2013	N/A	785,232

	Pharmaceuticals – 1.4%
2,532,000	Merck & Co., Inc.	AA	5.300%	12/01/2013	N/A	2,532,000

	Pipelines – 0.4%
687,000	Kinder Morgan Energy Partners, LP	BBB	5.000%	12/15/2013	N/A	687,972

	Retail – 1.1%
2,044,000	Home Depot, Inc.	A	5.250%	12/16/2013	N/A	2,047,442

	Telecommunications – 1.9%
392,000	Qwest Communications International, Inc.	BB	7.125%	04/01/2018	04/01/14 @ 102	407,896
3,103,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	12/16/2013	N/A	3,107,862
						3,515,758

	Total Corporate Bonds – 10.2%
	(Cost $18,721,218)					18,725,872

Principal
Amount	Description	Rating*	Yield	Maturity	Value
	U.S. Treasury Security – 87.7%
$161,262,000	U.S. Treasury Bill
	(Cost $161,259,770)	NR	0.035%	12/26/2013	$161,257,162

	Total Investments – 97.9%
	(Cost $179,980,988)				179,983,034
	Other Assets in excess of Liabilities – 2.1%				3,802,068
	Net Assets – 100.0%				$183,785,102

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

Country Breakdown	% of Corporate Bonds
United States	63.4%
United Kingdom	16.6%
Canada	20.0%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 77

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.0%
	Corporate Bonds – 98.0%
	Advertising – 0.5%
$1,600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$1,688,270
333,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	350,212
						2,038,482

	Aerospace & Defense – 0.4%
1,600,000	Boeing Co.	A	5.000%	03/15/2014	N/A	1,620,865

	Agriculture – 0.9%
1,250,000	Altria Group, Inc.	BBB	7.750%	02/06/2014	N/A	1,265,470
2,527,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	2,574,513
						3,839,983

	Auto Manufacturers – 0.8%
800,000	PACCAR, Inc., Series MTN	A+	6.875%	02/15/2014	N/A	810,192
2,460,000	Toyota Motor Credit Corp., Series GMTN	AA–	1.250%	11/17/2014	N/A	2,483,884
						3,294,076

	Banks – 33.5%
700,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	706,299
6,341,000	Bank of America Corp., Series MTN	A–	7.375%	05/15/2014	N/A	6,533,900
9,000	Bank of America Corp.	A–	5.375%	06/15/2014	N/A	9,230
1,200,000	Bank of America Corp.	A–	5.125%	11/15/2014	N/A	1,249,180
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	1,006,091
1,650,000	Bank of New York Mellon Corp., Series MTN	A+	4.300%	05/15/2014	N/A	1,679,499
1,000,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	1,013,770
2,600,000	Barclays Bank PLC (United Kingdom)	A	2.375%	01/13/2014	N/A	2,606,601
4,850,000	Barclays Bank PLC (United Kingdom)	A	5.200%	07/10/2014	N/A	4,988,923
1,580,000	BB&T Corp., Series MTN	A–	2.050%	04/28/2014	03/28/14 @ 100	1,589,068
900,000	BB&T Corp., Series MTN	A–	5.700%	04/30/2014	N/A	919,330
2,275,000	BBVA US Senior SAU (Spain)	BBB–	3.250%	05/16/2014	N/A	2,295,475
1,854,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	1,913,217
1,750,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	1,766,686
2,021,000	Citigroup, Inc.	A–	5.125%	05/05/2014	N/A	2,060,943
4,532,000	Citigroup, Inc.	A–	6.375%	08/12/2014	N/A	4,713,330
7,676,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	7,919,314
3,668,000	Citigroup, Inc., Series MTN	A–	5.500%	10/15/2014	N/A	3,821,157
2,800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	1.850%	01/10/2014	N/A	2,804,682
2,250,000	Credit Suisse New York (Switzerland)	A	2.200%	01/14/2014	N/A	2,255,319
4,850,000	Credit Suisse New York (Switzerland)	A	5.500%	05/01/2014	N/A	4,952,577
2,200,000	Deutsche Bank AG (Germany)	A	3.875%	08/18/2014	N/A	2,254,221
2,858,000	Goldman Sachs Group, Inc.	A–	5.150%	01/15/2014	N/A	2,873,142
4,932,000	Goldman Sachs Group, Inc., Series MTN	A–	6.000%	05/01/2014	N/A	5,042,664
2,300,000	Goldman Sachs Group, Inc.	A–	5.000%	10/01/2014	N/A	2,382,837
2,950,000	Goldman Sachs Group, Inc.	A–	5.500%	11/15/2014	N/A	3,086,432
2,600,000	HSBC Bank USA NA	A	4.625%	04/01/2014	N/A	2,635,578
850,000	JPMorgan Chase & Co., Series MTN(a)	A	5.375%	01/15/2014	N/A	854,927

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$2,500,000	JPMorgan Chase & Co., Series MTN	A	2.050%	01/24/2014	N/A	$2,506,665
1,500,000	JPMorgan Chase & Co.	A–	4.875%	03/15/2014	N/A	1,518,376
4,693,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	4,790,521
4,568,000	JPMorgan Chase & Co.	A–	5.125%	09/15/2014	N/A	4,727,597
750,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	772,465
2,000,000	Morgan Stanley(a)	A–	2.875%	01/24/2014	N/A	2,006,952
6,536,000	Morgan Stanley(a)	BBB+	4.750%	04/01/2014	N/A	6,621,092
3,900,000	Morgan Stanley, Series GMTN	A–	6.000%	05/13/2014	N/A	3,995,257
550,000	Morgan Stanley	A–	2.875%	07/28/2014	N/A	558,219
3,745,000	Morgan Stanley	A–	4.200%	11/20/2014	N/A	3,872,910
1,100,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	1,119,629
1,000,000	PNC Funding Corp.	A–	3.000%	05/19/2014	N/A	1,012,560
1,000,000	Regions Financial Corp.	BBB–	7.750%	11/10/2014	N/A	1,061,973
1,400,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.125%	01/15/2014	N/A	1,401,533
3,290,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.450%	10/30/2014	N/A	3,326,016
600,000	Royal Bank of Scotland Group PLC (United Kingdom)(a)	BB+	5.000%	10/01/2014	N/A	613,916
900,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	917,827
1,500,000	Toronto-Dominion Bank (Canada)	AA–	1.375%	07/14/2014	N/A	1,510,462
1,436,000	UBS AG, Series 001 (Switzerland)	A	2.250%	01/28/2014	N/A	1,440,498
2,000,000	US Bancorp	A+	4.200%	05/15/2014	N/A	2,035,262
500,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	512,538
1,750,000	US Bank NA, Series BKNT	A+	6.300%	02/04/2014	N/A	1,767,680
2,250,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	2,342,750
1,337,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	1,390,139
1,310,000	Wachovia Corp.	A	4.875%	02/15/2014	N/A	1,321,951
2,945,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	3,035,526
1,000,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	1,016,034
4,747,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	4,878,800
1,200,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	1,250,038
500,000	Zions Bancorporation	BBB–	7.750%	09/23/2014	N/A	525,311
						139,784,889

	Beverages – 2.8%
1,500,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	1,511,133
3,350,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	3,504,666
2,545,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	2,592,826
1,675,000	Coca-Cola Co.	AA–	3.625%	03/15/2014	N/A	1,690,775
1,427,000	Diageo Capital PLC (United Kingdom)	A–	7.375%	01/15/2014	N/A	1,438,085
1,000,000	PepsiCo, Inc.	A–	0.800%	08/25/2014	N/A	1,003,665
						11,741,150

	Biotechnology – 1.3%
2,100,000	Amgen, Inc.	A	1.875%	11/15/2014	N/A	2,127,781
1,800,000	Amgen, Inc.	A	4.850%	11/18/2014	N/A	1,875,013
1,600,000	Gilead Sciences, Inc.	A–	2.400%	12/01/2014	N/A	1,630,941
						5,633,735

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 79

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Chemicals – 1.0%
$1,200,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	$1,222,745
800,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	814,909
1,000,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	5.250%	05/15/2014	N/A	1,021,039
900,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	923,843
						3,982,536

	Commercial Services – 0.8%
1,100,000	Western Union Co.	BBB+	6.500%	02/26/2014	N/A	1,115,011
2,010,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	2,051,866
						3,166,877

	Computers – 3.2%
3,687,000	Hewlett-Packard Co.	BBB+	6.125%	03/01/2014	N/A	3,735,126
1,200,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	1,206,066
3,220,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	3,283,875
1,130,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	1,150,858
1,550,000	International Business Machines Corp.(a)	AA–	1.250%	05/12/2014	N/A	1,556,839
2,340,000	International Business Machines Corp.	AA–	0.875%	10/31/2014	N/A	2,353,359
						13,286,123

	Cosmetics & Personal Care – 0.9%
2,100,000	Procter & Gamble Co.	AA–	0.700%	08/15/2014	N/A	2,106,968
1,400,000	Procter & Gamble Co.	AA–	4.950%	08/15/2014	N/A	1,446,595
						3,553,563

	Diversified Financial Services – 12.0%
2,400,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	2,475,158
3,057,000	American Express Credit Corp., Series MTN	A–	5.125%	08/25/2014	N/A	3,163,741
4,060,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	4,257,519
2,200,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	2,269,731
1,000,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	1,026,510
907,000	CME Group, Inc.	AA–	5.750%	02/15/2014	N/A	916,470
2,250,000	Credit Suisse USA, Inc.(a)	A	5.125%	01/15/2014	N/A	2,262,589
2,539,000	Ford Motor Credit Co., LLC	BBB–	8.000%	06/01/2014	N/A	2,632,151
2,300,000	Ford Motor Credit Co., LLC	BBB–	8.700%	10/01/2014	N/A	2,454,599
3,052,000	General Electric Capital Corp.	AA+	2.100%	01/07/2014	N/A	3,057,234
3,866,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	3,961,962
1,500,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	1,539,050
1,350,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	1,387,461
2,400,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	2,484,072
3,000,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	3,098,304
1,100,000	HSBC Finance Corp.	A	5.250%	01/15/2014	N/A	1,106,265
2,150,000	International Lease Finance Corp., Series MTN	BBB–	5.650%	06/01/2014	N/A	2,202,138
500,000	John Deere Capital Corp., Series MTN	A	1.600%	03/03/2014	N/A	501,679
1,500,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	1,513,188
1,200,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	02/03/2014	N/A	1,209,353
3,787,000	Merrill Lynch & Co., Inc., Series MTN	A–	5.450%	07/15/2014	N/A	3,899,133
975,000	National Rural Utilities Cooperative Finance Corp.	A+	4.750%	03/01/2014	N/A	985,435
620,000	SLM Corp., Series MTNA	BBB–	5.375%	05/15/2014	N/A	631,625

See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$800,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	$828,090
						49,863,457

	Electric – 1.5%
1,190,000	Commonwealth Edison Co.	A–	1.625%	01/15/2014	N/A	1,191,830
1,200,000	Duke Energy Corp.	BBB	6.300%	02/01/2014	N/A	1,210,885
1,130,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	1,159,975
1,000,000	Exelon Generation Co., LLC	BBB	5.350%	01/15/2014	N/A	1,005,416
600,000	NiSource Finance Corp.	BBB–	5.400%	07/15/2014	N/A	617,453
1,168,000	Pacific Gas & Electric Co.	BBB	4.800%	03/01/2014	N/A	1,179,921
						6,365,480

	Electronics – 0.6%
1,100,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	1,140,588
1,300,000	Honeywell International, Inc.	A	3.875%	02/15/2014	N/A	1,309,015
						2,449,603

	Food – 1.2%
677,000	ConAgra Foods, Inc.	BBB–	5.875%	04/15/2014	N/A	690,730
1,100,000	Kroger Co.	BBB	7.500%	01/15/2014	N/A	1,108,703
1,200,000	Mondelez International, Inc.	BBB–	6.750%	02/19/2014	N/A	1,215,523
1,205,000	Safeway, Inc.	BBB	6.250%	03/15/2014	N/A	1,220,426
850,000	Unilever Capital Corp.	A+	3.650%	02/15/2014	N/A	855,483
						5,090,865

	Gas – 0.4%
700,000	Atmos Energy Corp.	A–	4.950%	10/15/2014	N/A	725,641
761,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	764,314
						1,489,955

	Health Care Products – 0.2%
825,000	Medtronic, Inc.	A+	4.500%	03/15/2014	N/A	834,486

	Health Care Services – 0.3%
1,060,000	WellPoint, Inc.	A–	5.000%	12/15/2014	N/A	1,108,142

	Holding Companies-Diversified – 0.5%
1,970,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	2,011,760

	Home Furnishings – 0.2%
1,000,000	Whirlpool Corp., Series MTN	BBB	8.600%	05/01/2014	N/A	1,033,232

	Insurance – 3.4%
850,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	874,765
1,400,000	Allstate Corp.	A–	5.000%	08/15/2014	N/A	1,444,743
2,800,000	American International Group, Inc.	A–	4.250%	09/15/2014	N/A	2,880,699
550,000	Assurant, Inc.	BBB+	5.625%	02/15/2014	N/A	555,044
635,000	CNA Financial Corp.	BBB	5.850%	12/15/2014	N/A	668,362
1,000,000	Genworth Holdings, Inc.(a)	BBB–	5.750%	06/15/2014	N/A	1,030,430
2,200,000	MetLife, Inc.	A–	2.375%	02/06/2014	N/A	2,207,775
800,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	811,683
2,400,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	2,486,681
1,099,000	XLIT Ltd. (Ireland)	A–	5.250%	09/15/2014	N/A	1,139,224
						14,099,406

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 81

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Internet – 0.4%
$1,700,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	$1,708,616

	Iron & Steel – 0.1%
400,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	406,033

	Machinery-Construction & Mining – 1.4%
3,037,000	Caterpillar Financial Services Corp., Series MTN	A	6.125%	02/17/2014	N/A	3,074,443
1,400,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	1,407,356
1,510,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	1,517,690
						5,999,489

	Machinery-Diversified – 0.3%
1,300,000	Deere & Co.	A	6.950%	04/25/2014	N/A	1,334,000

	Media – 4.0%
1,750,000	21st Century Fox America, Inc.	BBB+	5.300%	12/15/2014	N/A	1,835,424
1,800,000	Comcast Corp.	A–	5.300%	01/15/2014	N/A	1,809,290
1,226,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,287,081
1,400,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	1,447,218
2,000,000	NBCUniversal Media, LLC	A–	2.100%	04/01/2014	N/A	2,011,082
600,000	Reed Elsevier Capital, Inc.	BBB+	7.750%	01/15/2014	N/A	604,804
1,500,000	Thomson Reuters Corp. (Canada)	BBB+	5.700%	10/01/2014	N/A	1,564,739
1,450,000	Time Warner Cable, Inc.	BBB	8.250%	02/14/2014	N/A	1,470,690
1,743,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	1,781,126
1,100,000	Viacom, Inc.	BBB	4.375%	09/15/2014	N/A	1,132,162
1,800,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	1,810,357
						16,753,973

	Mining – 1.4%
1,300,000	Barrick Gold Corp. (Canada)	BBB	1.750%	05/30/2014	N/A	1,308,870
850,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.200%	01/15/2014	N/A	854,792
3,750,000	Rio Tinto Finance USA Ltd. (Australia)	A–	8.950%	05/01/2014	N/A	3,877,853
						6,041,515

	Miscellaneous Manufacturing – 0.2%
900,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	914,035

	Office & Business Equipment – 0.4%
1,450,000	Xerox Corp.	BBB	8.250%	05/15/2014	N/A	1,498,832

	Oil & Gas – 4.5%
700,000	Anadarko Petroleum Corp.	BBB–	7.625%	03/15/2014	N/A	713,605
2,850,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	2,890,946
1,400,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	1,418,288
800,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	806,886
994,000	ConocoPhillips	A	4.750%	02/01/2014	N/A	1,000,931
880,000	Devon Energy Corp.	BBB+	5.625%	01/15/2014	N/A	885,294
1,600,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	1,644,579
900,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	918,450
900,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	976,500
4,713,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	4,765,361
See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$500,000	Statoil ASA (Norway)	AA–	3.875%	04/15/2014	N/A	$506,296
570,000	Statoil ASA (Norway)	AA–	2.900%	10/15/2014	N/A	582,330
1,510,000	Total Capital Canada Ltd. (Canada)	AA–	1.625%	01/28/2014	N/A	1,513,070
						18,622,536

	Pharmaceuticals – 5.9%
1,250,000	AstraZeneca PLC (United Kingdom)	AA–	5.400%	06/01/2014	N/A	1,280,630
2,600,000	Eli Lilly & Co.	AA–	4.200%	03/06/2014	N/A	2,625,782
1,700,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	1,735,256
3,387,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	3,436,348
1,200,000	Johnson & Johnson(a)	AAA	1.200%	05/15/2014	N/A	1,204,750
550,000	Mead Johnson Nutrition Co.	BBB–	3.500%	11/01/2014	N/A	563,444
4,790,000	Novartis Capital Corp.	AA–	4.125%	02/10/2014	N/A	4,822,797
800,000	Pfizer, Inc.	AA	4.500%	02/15/2014	N/A	806,627
2,060,000	Sanofi (France)	AA	1.625%	03/28/2014	N/A	2,068,817
2,270,000	Sanofi (France)	AA	1.200%	09/30/2014	N/A	2,286,358
3,834,000	Wyeth, LLC	AA	5.500%	02/01/2014	N/A	3,865,868
						24,696,677

	Pipelines – 0.8%
1,000,000	Enterprise Products Operating, LLC, Series O	BBB+	9.750%	01/31/2014	N/A	1,014,672
1,150,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	1,199,529
1,050,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	1,094,976
						3,309,177

	Real Estate Investment Trusts – 0.4%
800,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	828,985
700,000	Simon Property Group, LP	A	6.750%	05/15/2014	02/15/14 @ 100	708,487
						1,537,472

	Retail – 2.3%
950,000	AutoZone, Inc.	BBB	6.500%	01/15/2014	N/A	956,370
1,380,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	1,427,370
50,000	Macy’s Retail Holdings, Inc.	BBB	5.750%	07/15/2014	N/A	51,577
1,791,000	Staples, Inc.	BBB	9.750%	01/15/2014	N/A	1,810,260
1,000,000	Wal-Mart Stores, Inc.(a)	AA	3.000%	02/03/2014	N/A	1,004,512
2,180,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	2,192,145
2,070,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	2,098,276
						9,540,510

	Semiconductors – 0.4%
1,620,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	1,628,187

	Software – 1.7%
200,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	210,102
3,887,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	3,937,889
3,055,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	3,118,856
						7,266,847

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 83

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications – 6.6%
$3,850,000	AT&T, Inc.	A–	5.100%	09/15/2014	N/A	$3,988,103
3,314,000	BellSouth Corp.	A–	5.200%	09/15/2014	N/A	3,434,391
3,400,000	Cisco Systems, Inc.	A+	1.625%	03/14/2014	N/A	3,413,505
1,000,000	Cisco Systems, Inc.	A+	2.900%	11/17/2014	N/A	1,025,266
1,100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	1,127,282
2,225,000	Orange SA (France)	BBB+	4.375%	07/08/2014	N/A	2,273,327
700,000	Qwest Corp.	BBB–	7.500%	10/01/2014	N/A	736,640
900,000	Rogers Communications, Inc. (Canada)	BBB+	6.375%	03/01/2014	N/A	912,792
1,300,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.175%	06/18/2014	N/A	1,333,393
1,400,000	Telecom Italia Capital SA (Luxembourg)	BB+	4.950%	09/30/2014	N/A	1,440,880
2,400,000	Verizon Communications, Inc.	BBB+	1.950%	03/28/2014	N/A	2,411,189
1,900,000	Verizon Communications, Inc.	BBB+	1.250%	11/03/2014	N/A	1,912,644
900,000	Virgin Media Secured Finance PLC (United Kingdom)	BB–	6.500%	01/15/2018	01/15/14 @ 102	934,875
2,704,000	Vodafone Group PLC (United Kingdom)	A–	4.150%	06/10/2014	N/A	2,754,492
						27,698,779

	Transportation – 0.8%
1,200,000	Burlington Northern Santa Fe, LLC	BBB+	7.000%	02/01/2014	N/A	1,212,468
2,000,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	2,023,906
						3,236,374

	Total Corporate Bonds – 98.0%
	(Cost $407,203,489)					408,481,717

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 1.4%
5,959,700	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)
	(Cost $5,959,700)	$5,959,700

	Total Investments – 99.4%
	(Cost $413,163,189)	414,441,417
	Other Assets in excess of Liabilities – 0.6%	2,628,513
	Net Assets – 100.0%	$417,069,930

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $5,814,262 and the total market value of the collateral held by the Fund was $5,959,700.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCE  Guggenheim BulletShares 2014 Corporate Bond ETF continued

Country Breakdown	% of Corporate Bonds
United States	80.9%
United Kingdom	5.3%
Canada	4.6%
Netherlands	2.1%
Switzerland	2.1%
France	1.6%
Australia	0.9%
Luxembourg	0.7%
Spain	0.6%
Germany	0.6%
Ireland	0.3%
Norway	0.3%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 85

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.7%
	Corporate Bonds – 98.7%
	Aerospace & Defense – 0.9%
$1,465,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$1,517,506
900,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	910,816
1,562,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	1,659,069
						4,087,391

	Agriculture – 0.3%
1,400,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	1,480,759

	Auto Manufacturers – 1.5%
2,200,000	Toyota Motor Credit Corp., Series MTN	AA–	1.000%	02/17/2015	N/A	2,217,851
2,125,000	Toyota Motor Credit Corp., Series MTN	AA–	3.200%	06/17/2015	N/A	2,214,573
2,500,000	Toyota Motor Credit Corp.	AA–	0.875%	07/17/2015	N/A	2,518,197
						6,950,621

	Banks – 35.5%
1,000,000	American Express Centurion Bank	A–	0.875%	11/13/2015	N/A	1,003,495
4,680,000	Bank of America Corp.	A–	4.500%	04/01/2015	N/A	4,908,777
2,275,000	Bank of America Corp.(a)	A–	4.750%	08/01/2015	N/A	2,416,744
2,600,000	Bank of America Corp.	A–	3.700%	09/01/2015	N/A	2,724,413
2,500,000	Bank of America Corp.	A–	1.500%	10/09/2015	N/A	2,526,330
500,000	Bank of America Corp.	BBB+	5.250%	12/01/2015	N/A	538,259
1,300,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	1,305,373
1,700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	1,750,699
1,400,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	1,412,060
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	316,606
695,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	721,796
1,160,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	1,163,045
1,100,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	1,117,901
3,833,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	3,965,396
1,900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	1,951,317
3,000,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	3,010,818
1,500,000	Barclays (United Kingdom)	A	2.750%	02/23/2015	N/A	1,537,941
1,800,000	Barclays Bank PLC (United Kingdom)	A	3.900%	04/07/2015	N/A	1,878,912
1,625,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	1,762,509
3,000,000	BBVA US Senior SAU (Spain)	BBB–	4.664%	10/09/2015	N/A	3,161,898
147,000	BNP Paribas SA, Series MTN (France)(b)	A+	3.003%	12/20/2014	N/A	151,037
4,455,000	BNP Paribas SA, Series 0212 (France)	A+	3.250%	03/11/2015	N/A	4,603,276
1,973,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	2,037,219
2,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	0.900%	10/01/2015	N/A	2,013,658
2,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	2,035,870
1,000,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	1,000,693
2,500,000	Citigroup, Inc.	A–	6.010%	01/15/2015	N/A	2,642,337
1,635,000	Citigroup, Inc.	A–	2.650%	03/02/2015	N/A	1,670,862
750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	789,658
3,588,000	Citigroup, Inc.	A–	4.750%	05/19/2015	N/A	3,788,566
960,000	Citigroup, Inc.	A–	4.700%	05/29/2015	N/A	1,011,468

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$2,250,000	Citigroup, Inc.	A–	2.250%	08/07/2015	N/A	$2,300,240
2,500,000	Citigroup, Inc.	A–	4.587%	12/15/2015	N/A	2,677,525
2,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	2.125%	10/13/2015	N/A	2,364,998
3,050,000	Credit Suisse New York, Series MTN (Switzerland)	A	3.500%	03/23/2015	N/A	3,168,108
2,957,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	3,068,866
200,000	Dresdner Bank AG (Germany)	BB+	7.250%	09/15/2015	N/A	215,294
500,000	Fifth Third Bank, Series BKNT	BBB+	4.750%	02/01/2015	N/A	522,581
390,000	First Horizon National Corp.	BB+	5.375%	12/15/2015	N/A	421,226
3,286,000	Goldman Sachs Group, Inc.	A–	5.125%	01/15/2015	N/A	3,443,508
3,750,000	Goldman Sachs Group, Inc.	A–	3.300%	05/03/2015	N/A	3,877,031
4,550,000	Goldman Sachs Group, Inc., Series GMTN	A–	3.700%	08/01/2015	N/A	4,755,851
2,000,000	Goldman Sachs Group, Inc., Series MTN	A–	1.600%	11/23/2015	N/A	2,025,954
3,300,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	3,374,072
5,136,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	5,311,502
2,480,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	2,602,505
2,200,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	2,233,717
1,000,000	JPMorgan Chase & Co.	A–	5.250%	05/01/2015	N/A	1,059,083
2,370,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	2,464,933
1,680,000	JPMorgan Chase & Co.	A–	5.150%	10/01/2015	N/A	1,804,051
4,000,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	4,017,856
1,500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	1,573,063
3,000,000	Morgan Stanley, Series GMTN	A–	4.100%	01/26/2015	N/A	3,110,661
4,064,000	Morgan Stanley, Series MTN	A–	6.000%	04/28/2015	N/A	4,343,774
1,900,000	Morgan Stanley, Series GMTN	A–	4.000%	07/24/2015	N/A	1,991,662
3,900,000	Morgan Stanley	A–	5.375%	10/15/2015	N/A	4,208,705
1,900,000	Morgan Stanley	A–	3.450%	11/02/2015	N/A	1,985,546
2,000,000	National Bank of Canada (Canada)	A	1.500%	06/26/2015	N/A	2,029,070
1,950,000	PNC Funding Corp.	A–	3.625%	02/08/2015	N/A	2,019,268
326,000	PNC Funding Corp.	A–	4.250%	09/21/2015	N/A	346,247
1,165,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	1,259,212
720,000	Regions Financial Corp.	BBB–	5.750%	06/15/2015	N/A	769,622
2,200,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.150%	03/13/2015	N/A	2,221,426
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.800%	10/30/2015	N/A	1,502,735
2,000,000	Royal Bank of Canada (Canada)	AAA	0.625%	12/04/2015	N/A	2,003,638
1,600,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.625%	12/15/2015	N/A	1,663,195
550,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	566,282
2,700,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	2.550%	09/18/2015	N/A	2,767,092
1,600,000	Royal Bank of Scotland PLC (United Kingdom)(a)	A–	4.875%	03/16/2015	N/A	1,679,086
1,000,000	Royal Bank of Scotland PLC (United Kingdom)	A–	3.950%	09/21/2015	N/A	1,050,569
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	1,009,779
2,111,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	2,188,987
800,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	827,774
1,510,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	1,558,405
442,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	466,780
1,500,000	Wachovia Bank NA, Series BKNT	A+	4.875%	02/01/2015	N/A	1,572,584

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 87

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	$214,259
3,105,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	3,132,870
1,610,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	1,677,094
3,700,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	3,752,499
1,250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	1,307,835
1,000,000	Wells Fargo Bank NA	AA–	0.750%	07/20/2015	N/A	1,004,154
						168,431,707

	Beverages – 3.4%
2,230,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	2,321,113
1,750,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	1,825,617
2,151,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	2,162,624
1,500,000	Coca-Cola Co.	AA–	0.750%	03/13/2015	N/A	1,507,176
1,500,000	Coca-Cola Co.	AA–	1.500%	11/15/2015	N/A	1,530,693
1,000,000	Diageo Finance BV (Netherlands)	A–	3.250%	01/15/2015	N/A	1,031,943
1,190,000	Diageo Finance BV (Netherlands)	A–	5.300%	10/28/2015	N/A	1,295,181
1,200,000	PepsiCo, Inc.	A–	3.100%	01/15/2015	N/A	1,235,380
1,160,000	PepsiCo, Inc.	A–	0.750%	03/05/2015	N/A	1,165,163
1,850,000	PepsiCo, Inc.	A–	0.700%	08/13/2015	N/A	1,855,493
						15,930,383

	Biotechnology – 0.9%
660,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	680,807
2,305,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	2,462,510
1,100,000	Genzyme Corp.	AA	3.625%	06/15/2015	N/A	1,151,077
						4,294,394

	Building Materials – 0.1%
200,000	Masco Corp.	BBB–	4.800%	06/15/2015	N/A	210,000

	Chemicals – 0.6%
550,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	552,351
1,380,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	1,424,552
380,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.750%	09/30/2015	N/A	399,573
540,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	570,102
						2,946,578

	Computers – 1.9%
1,250,000	Dell, Inc.	B+	2.300%	09/10/2015	N/A	1,257,812
1,100,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	1,119,641
2,020,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	2,060,822
850,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	869,327
2,600,000	International Business Machines Corp.	AA–	0.550%	02/06/2015	N/A	2,607,800
1,300,000	International Business Machines Corp.	AA–	0.750%	05/11/2015	N/A	1,307,565
						9,222,967

	Cosmetics & Personal Care – 1.2%
1,900,000	Procter & Gamble Co.	AA–	3.500%	02/15/2015	N/A	1,970,655
500,000	Procter & Gamble Co.	AA–	3.150%	09/01/2015	N/A	523,362
1,700,000	Procter & Gamble Co.	AA–	1.800%	11/15/2015	N/A	1,744,662
1,300,000	Procter & Gamble Co.	AA–	4.850%	12/15/2015	N/A	1,413,731
						5,652,410

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services – 15.4%
$3,750,000	American Express Credit Corp., Series MTN	A–	1.750%	06/12/2015	N/A	$3,817,346
3,450,000	American Express Credit Corp., Series MTN	A–	2.750%	09/15/2015	N/A	3,579,068
2,000,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	2,012,946
1,300,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	1,423,076
2,100,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	2,269,027
1,000,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	1,014,734
3,858,000	Credit Suisse USA, Inc.	A	4.875%	01/15/2015	N/A	4,045,526
2,608,000	Credit Suisse USA, Inc.	A	5.125%	08/15/2015	N/A	2,807,259
2,350,000	Ford Motor Credit Co., LLC	BBB–	3.875%	01/15/2015	N/A	2,429,601
3,000,000	Ford Motor Credit Co., LLC	BBB–	7.000%	04/15/2015	N/A	3,250,164
1,700,000	Ford Motor Credit Co., LLC	BBB–	2.750%	05/15/2015	N/A	1,747,017
1,600,000	Ford Motor Credit Co., LLC	BBB–	12.000%	05/15/2015	N/A	1,863,253
2,000,000	Ford Motor Credit Co., LLC	BBB–	5.625%	09/15/2015	N/A	2,168,976
4,100,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	4,179,675
2,180,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	2,298,867
1,700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	1,777,889
800,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	820,997
2,613,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	2,654,850
888,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	945,369
2,600,000	General Electric Capital Corp.(a)	AA+	2.250%	11/09/2015	N/A	2,681,024
2,000,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	2,012,274
1,000,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	1,056,665
2,897,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	3,075,255
1,600,000	International Lease Finance Corp.	BBB–	4.875%	04/01/2015	N/A	1,670,000
2,450,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	2,737,875
800,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	835,000
760,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	784,372
350,000	John Deere Capital Corp.(a)	A	0.875%	04/17/2015	N/A	352,443
1,000,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	1,008,542
1,000,000	John Deere Capital Corp.	A	0.700%	09/04/2015	N/A	1,005,515
3,713,000	Merrill Lynch & Co., Inc., Series MTNC	A–	5.000%	01/15/2015	N/A	3,886,687
1,100,000	Merrill Lynch & Co., Inc., Series MTNB	A–	5.300%	09/30/2015	N/A	1,183,656
2,356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	2,469,613
750,000	ORIX Corp. (Japan)	A–	4.710%	04/27/2015	N/A	785,038
800,000	SLM Corp., Series MTNA	BBB–	5.000%	04/15/2015	N/A	838,000
1,500,000	SLM Corp., Series MTN	BBB–	3.875%	09/10/2015	N/A	1,552,500
						73,040,099

	Electric – 2.2%
910,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	N/A	958,324
1,180,000	Dominion Resources, Inc., Series C	BBB+	5.150%	07/15/2015	N/A	1,261,671
870,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	946,542
630,000	Entergy Corp.	BBB–	3.625%	09/15/2015	N/A	652,370
1,160,000	Exelon Corp.	BBB–	4.900%	06/15/2015	N/A	1,226,654
600,000	NextEra Energy Capital Holdings, Inc.	BBB+	1.200%	06/01/2015	N/A	604,949
1,006,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	1,145,475

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 89

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BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric continued
$800,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	$848,487
1,000,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	1,052,964
945,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	1,007,038
565,000	TransAlta Corp. (Canada)	BBB–	4.750%	01/15/2015	N/A	587,483
						10,291,957

	Electronics – 0.1%
570,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	617,787

	Food – 0.4%
1,200,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	1,271,028
500,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	526,400
250,000	WM Wrigley Jr Co.	BBB	4.650%	07/15/2015	N/A	264,224
						2,061,652

	Forest Products & Paper – 0.0%***
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	196,098

	Health Care Products – 1.3%
700,000	Baxter International, Inc.	A	4.625%	03/15/2015	N/A	737,331
900,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	908,855
335,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	348,619
2,400,000	Medtronic, Inc.	A+	3.000%	03/15/2015	N/A	2,481,075
500,000	Medtronic, Inc., Series B	A+	4.750%	09/15/2015	N/A	538,144
1,000,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	1,028,373
						6,042,397

	Health Care Services – 0.6%
1,000,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	1,080,063
900,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	904,272
900,000	WellPoint, Inc.	A–	1.250%	09/10/2015	N/A	908,460
						2,892,795

	Household Products & Housewares – 0.2%
760,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	795,551

	Insurance – 3.7%
900,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	933,505
400,000	Aegon NV (Netherlands)	A–	4.625%	12/01/2015	N/A	427,919
1,400,000	American International Group, Inc.	A–	3.000%	03/20/2015	N/A	1,442,084
1,600,000	American International Group, Inc.	A–	5.050%	10/01/2015	N/A	1,722,762
700,000	AON Corp.	A–	3.500%	09/30/2015	N/A	733,160
1,779,000	Berkshire Hathaway Finance Corp.	AA	4.850%	01/15/2015	N/A	1,867,230
400,000	Berkshire Hathaway Finance Corp.	AA	2.450%	12/15/2015	N/A	415,792
2,983,000	Berkshire Hathaway, Inc.	AA	3.200%	02/11/2015	N/A	3,083,408
1,000,000	Manulife Financial Corp. (Canada)	A	3.400%	09/17/2015	N/A	1,045,217
18,000	Marsh & McLennan Cos., Inc.	A–	5.750%	09/15/2015	N/A	19,534
1,400,000	MetLife, Inc.	A–	5.000%	06/15/2015	N/A	1,492,296
300,000	Metropolitan Life Global Funding I, Series REGS	AA–	2.500%	09/29/2015	N/A	309,947
1,606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	1,663,541
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	963,518
1,450,000	Transatlantic Holdings, Inc.	BBB	5.750%	12/14/2015	N/A	1,581,054
						17,700,967

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Internet – 0.4%
$1,000,000	Amazon.com, Inc.	AA–	0.650%	11/27/2015	N/A	$1,000,915
900,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	919,377
						1,920,292

	Iron & Steel – 0.3%
350,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	382,812
400,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	412,000
500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	519,375
						1,314,187

	Lodging – 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB–	7.750%	08/15/2020	08/15/15 @ 104	78,400

	Machinery-Construction & Mining – 0.6%
950,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	960,078
1,000,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	1,002,607
1,050,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	1,056,954
						3,019,639

	Media – 3.0%
1,605,000	Comcast Corp.	A–	6.500%	01/15/2015	N/A	1,711,574
1,100,000	Comcast Corp.	A–	5.850%	11/15/2015	N/A	1,210,645
500,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	538,749
1,748,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	1,809,255
1,620,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	1,691,413
1,700,000	NBCUniversal Media, LLC	A–	3.650%	04/30/2015	N/A	1,774,820
1,000,000	TCI Communications, Inc.	A–	8.750%	08/01/2015	N/A	1,132,415
650,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	668,635
1,650,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	1,715,203
1,000,000	Viacom, Inc.	BBB	1.250%	02/27/2015	N/A	1,005,577
1,000,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	999,734
						14,258,020

	Metal Fabricate & Hardware – 0.2%
800,000	Precision Castparts Corp.	A–	0.700%	12/20/2015	N/A	801,730

	Mining – 0.6%
1,000,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	1,007,772
760,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.000%	06/01/2015	N/A	806,377
524,000	Rio Tinto Finance USA Ltd. (Australia)	A–	1.875%	11/02/2015	N/A	534,525
550,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.125%	03/20/2015	N/A	553,408
						2,902,082

	Miscellaneous Manufacturing – 0.7%
3,350,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	3,370,080
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	129,041
						3,499,121

	Office & Business Equipment – 0.4%
1,829,000	Xerox Corp.	BBB	4.250%	02/15/2015	N/A	1,901,255

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 91

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 6.4%
$3,448,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	$3,598,167
3,200,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	3,350,995
1,300,000	BP Capital Markets PLC (United Kingdom)	A	0.700%	11/06/2015	N/A	1,305,629
2,534,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	2,652,057
900,000	EOG Resources, Inc.	A–	2.950%	06/01/2015	N/A	933,503
2,000,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	2,004,026
800,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	876,080
1,465,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	1,489,209
2,100,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	2,299,870
2,910,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	3,031,952
1,350,000	Shell International Finance BV (Netherlands)(a)	AA	3.250%	09/22/2015	N/A	1,416,849
1,300,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	1,303,141
1,590,000	Total Capital SA (France)	AA–	3.000%	06/24/2015	N/A	1,652,943
2,575,000	Total Capital SA (France)	AA–	3.125%	10/02/2015	N/A	2,699,584
1,750,000	Transocean, Inc. (Cayman Islands)	BBB–	4.950%	11/15/2015	N/A	1,879,666
						30,493,671

	Pharmaceuticals – 4.7%
5,900,000	AbbVie, Inc.	A	1.200%	11/06/2015	N/A	5,958,091
1,700,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	1,728,866
1,300,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	1,306,036
1,000,000	McKesson Corp.	A–	0.950%	12/04/2015	N/A	1,001,119
600,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	619,630
1,305,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	1,376,182
1,900,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	2,005,135
3,108,000	Novartis Capital Corp.	AA–	2.900%	04/24/2015	N/A	3,219,757
4,973,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	5,281,545
						22,496,361

	Pipelines – 1.2%
1,180,000	Energy Transfer Partners, LP	BBB–	5.950%	02/01/2015	N/A	1,246,751
1,100,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	1,109,904
660,000	TransCanada PipeLines Ltd. (Canada)	A–	0.875%	03/02/2015	N/A	662,709
1,180,000	TransCanada PipeLines Ltd. (Canada)	A–	3.400%	06/01/2015	N/A	1,230,549
1,440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	1,491,122
						5,741,035

	Real Estate Investment Trusts – 1.0%
800,000	American Tower Corp.	BBB–	4.625%	04/01/2015	N/A	839,334
500,000	Host Hotels & Resorts, LP	BBB–	5.875%	06/15/2019	06/15/15 @ 103	542,799
500,000	Host Hotels & Resorts, LP	BBB–	6.000%	11/01/2020	11/01/15 @ 103	545,401
885,000	Simon Property Group, LP	A	5.100%	06/15/2015	N/A	945,253
1,054,000	Simon Property Group, LP	A	5.750%	12/01/2015	09/02/15 @ 100	1,148,193
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	517,369
						4,538,349

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCF  Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail – 3.0%
$1,100,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	$1,160,967
2,300,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	2,309,028
1,100,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	1,141,961
700,000	Lowe’s Cos., Inc.	A–	5.000%	10/15/2015	N/A	757,087
320,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	N/A	354,945
1,000,000	McDonald’s Corp., Series MTN	A	0.750%	05/29/2015	N/A	1,006,468
1,600,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	1,609,062
1,200,000	Wal-Mart Stores, Inc.	AA	2.875%	04/01/2015	N/A	1,241,747
1,208,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	1,286,206
1,410,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	1,451,565
2,050,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	2,094,665
						14,413,701

	Savings & Loans – 0.2%
1,000,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	1,033,256

	Semiconductors – 0.2%
1,050,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	1,050,461

	Software – 0.8%
755,000	Adobe Systems, Inc.	BBB+	3.250%	02/01/2015	N/A	777,226
2,760,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	2,825,724
						3,602,950

	Telecommunications – 4.5%
1,400,000	AT&T, Inc.	A–	0.875%	02/13/2015	N/A	1,404,007
3,800,000	AT&T, Inc.	A–	2.500%	08/15/2015	N/A	3,907,133
1,500,000	AT&T, Inc.	A–	0.800%	12/01/2015	N/A	1,499,011
1,300,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	1,324,518
1,450,000	Orange SA (France)	BBB+	2.125%	09/16/2015	N/A	1,477,627
800,000	Rogers Communications, Inc. (Canada)	BBB+	7.500%	03/15/2015	N/A	869,289
1,666,000	Telecom Italia Capital SA (Luxembourg)	BB+	5.250%	10/01/2015	N/A	1,753,277
1,600,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	1,671,274
1,600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	1,659,467
630,000	Verizon Communications, Inc.	BBB+	4.900%	09/15/2015	N/A	675,295
1,900,000	Verizon Communications, Inc.	BBB+	0.700%	11/02/2015	N/A	1,895,919
1,870,000	Vodafone Group PLC (United Kingdom)	A–	5.375%	01/30/2015	N/A	1,970,567
620,000	Vodafone Group PLC (United Kingdom)	A–	5.000%	09/15/2015	N/A	665,096
770,000	Vodafone Group PLC (United Kingdom)	A–	3.375%	11/24/2015	N/A	807,426
						21,579,906

	Transportation – 0.3%
1,210,000	CSX Corp.	BBB+	6.250%	04/01/2015	N/A	1,301,027

	Total Corporate Bonds – 98.7%
	(Cost $464,435,198)					468,791,956
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 93

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Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.3%
1,344,280	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)
	(Cost $1,344,280)	$1,344,280

	Total Investments – 99.0%
	(Cost $465,779,478)	470,136,236
	Other Assets in excess of Liabilities – 1.0%	4,813,113
	Net Assets – 100.0%	$474,949,349

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	Floating or variable rate coupon. The rate shown is as of November 30, 2013.

(c)	At November 30, 2013, the total market value of the Fund’s securities on loan was $1,313,015 and the total market value of the collateral held by the Fund was $1,344,280.

(d)	Interest rate shown reflects yield as of November 30, 2013.

% of Corporate
Country Breakdown	Bonds
United States	78.0%
Canada	6.5%
United Kingdom	5.4%
Netherlands	2.3%
France	2.3%
Spain	1.4%
Switzerland	1.1%
Japan	0.9%
Luxembourg	0.9%
Germany	0.7%
Cayman Islands	0.4%
Australia	0.1%
Subject to change daily.

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.3%
	Corporate Bonds – 98.3%
	Advertising – 0.4%
$1,880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$2,091,502

	Aerospace & Defense – 0.7%
600,000	Boeing Co.	A	3.750%	11/20/2016	N/A	652,112
800,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	829,581
800,000	L-3 Communications Corp.	BBB–	3.950%	11/15/2016	N/A	856,123
1,000,000	Lockheed Martin Corp.	A–	2.125%	09/15/2016	N/A	1,031,124
						3,368,940

	Agriculture – 0.7%
800,000	Lorillard Tobacco Co.(a)	BBB–	3.500%	08/04/2016	N/A	845,600
2,400,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	2,501,933
						3,347,533

	Auto Manufacturers – 1.2%
1,656,000	Toyota Motor Credit Corp., Series MTN	AA–	2.800%	01/11/2016	N/A	1,729,977
1,450,000	Toyota Motor Credit Corp.(a)	AA–	0.800%	05/17/2016	N/A	1,453,618
2,200,000	Toyota Motor Credit Corp., Series MTN	AA–	2.000%	09/15/2016	N/A	2,273,845
						5,457,440

	Auto Parts & Equipment – 0.4%
400,000	Delphi Corp.	BB+	6.125%	05/15/2021	05/15/16 @ 103	442,000
1,150,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	1,259,052
						1,701,052

	Banks – 33.9%
1,800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	1,920,443
1,500,000	Bank of America Corp., Series MTN	A–	1.250%	01/11/2016	N/A	1,507,555
2,400,000	Bank of America Corp., Series MTN	A–	3.625%	03/17/2016	N/A	2,535,449
3,800,000	Bank of America Corp., Series 1	A–	3.750%	07/12/2016	N/A	4,040,016
4,970,000	Bank of America Corp.	A–	6.500%	08/01/2016	N/A	5,646,218
1,000,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	1,108,898
2,900,000	Bank of America Corp.	A–	5.625%	10/14/2016	N/A	3,250,465
1,350,000	Bank of Montreal, Series MTN (Canada)	A+	1.300%	07/15/2016	N/A	1,365,065
1,220,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	1,264,761
1,269,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	1,316,864
1,000,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	1,036,848
1,000,000	Bank of Nova Scotia (Canada)	A+	0.950%	03/15/2016	N/A	1,002,540
1,550,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	1,623,648
1,500,000	Bank of Nova Scotia (Canada)	A+	1.375%	07/15/2016	N/A	1,520,809
3,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A	5.000%	09/22/2016	N/A	4,111,338
1,500,000	BB&T Corp., Series MTN	A–	3.200%	03/15/2016	02/16/16 @ 100	1,576,756
524,000	BB&T Corp., Series MTN	A–	3.950%	04/29/2016	N/A	562,327
3,000,000	BNP Paribas SA, Series MTN (France) (a)	A+	3.600%	02/23/2016	N/A	3,171,801
1,000,000	Branch Banking & Trust Co., Series BKNT	A	1.450%	10/03/2016	09/03/16 @ 100	1,013,954
1,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.350%	07/18/2016	N/A	1,010,925
1,350,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	1,415,493

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 95

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$1,727,000	Capital One Financial Corp.	BBB–	6.150%	09/01/2016	N/A	$1,940,019
872,000	Citigroup, Inc.	A–	5.300%	01/07/2016	N/A	947,379
3,000,000	Citigroup, Inc.	A–	1.250%	01/15/2016	N/A	3,015,189
1,500,000	Citigroup, Inc.	A–	1.300%	04/01/2016	N/A	1,507,992
2,800,000	Citigroup, Inc.	A–	3.953%	06/15/2016	N/A	2,994,662
3,000,000	Citigroup, Inc.	A–	1.700%	07/25/2016	N/A	3,042,231
800,000	Citigroup, Inc.	A–	5.850%	08/02/2016	N/A	895,174
662,000	Comerica Bank, Series BKNT	A–	5.750%	11/21/2016	N/A	748,674
3,309,000	Deutsche Bank AG (Germany)	A	3.250%	01/11/2016	N/A	3,480,026
1,300,000	Fifth Third Bancorp	BBB+	3.625%	01/25/2016	N/A	1,371,344
4,408,000	Goldman Sachs Group, Inc.	A–	5.350%	01/15/2016	N/A	4,806,369
5,400,000	Goldman Sachs Group, Inc.	A–	3.625%	02/07/2016	N/A	5,698,507
2,700,000	Goldman Sachs Group, Inc.	A–	5.750%	10/01/2016	N/A	3,035,583
3,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	3,561,499
1,500,000	JPMorgan Chase & Co.	A	1.125%	02/26/2016	N/A	1,507,515
3,575,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	3,767,235
5,750,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	6,044,084
1,100,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	1,229,647
1,000,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	1,092,367
2,222,000	Lloyds Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	2,407,104
2,500,000	Morgan Stanley	A–	1.750%	02/25/2016	N/A	2,537,420
3,600,000	Morgan Stanley	A–	3.800%	04/29/2016	N/A	3,816,842
2,050,000	Morgan Stanley, Series MTN	A–	5.750%	10/18/2016	N/A	2,297,242
1,500,000	PNC Bank NA, Series BKNT	A	0.800%	01/28/2016	12/28/15 @ 100	1,502,542
1,000,000	PNC Bank NA, Series BKNT	A	1.300%	10/03/2016	09/03/16 @ 100	1,009,811
2,000,000	PNC Funding Corp.	A–	2.700%	09/19/2016	08/19/16 @ 100	2,089,674
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.850%	03/08/2016	N/A	1,496,407
1,400,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.875%	04/19/2016	N/A	1,469,650
1,950,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.300%	07/20/2016	N/A	2,022,425
3,000,000	Royal Bank of Canada (Canada)	Aaa	1.125%	07/22/2016	N/A	3,022,140
1,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.450%	09/09/2016	N/A	1,522,992
2,500,000	Royal Bank of Scotland PLC (United Kingdom)	A–	4.375%	03/16/2016	N/A	2,680,968
1,304,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	1,368,415
900,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	0.900%	01/18/2016	N/A	900,617
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.450%	07/19/2016	N/A	1,010,139
1,850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	1,960,859
700,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	742,769
1,900,000	Svenska Handelsbanken AB (Sweden)	AA–	3.125%	07/12/2016	N/A	1,998,154
1,300,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA–	2.500%	07/14/2016	N/A	1,354,678
1,000,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	1.500%	09/09/2016	N/A	1,019,447
3,200,000	Toronto-Dominion Bank (Canada)	AA–	2.375%	10/19/2016	N/A	3,336,694
1,877,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	2,087,857
1,250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	1,393,168
1,600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	1,680,320

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$1,250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	$1,312,610
2,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	2,070,562
1,000,000	Wachovia Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	1,103,273
1,761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	1,984,636
500,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	585,734
4,100,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	4,389,763
2,500,000	Wells Fargo & Co.	A+	1.250%	07/20/2016	N/A	2,522,850
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	775,568
3,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	3,410,524
1,000,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	1,114,485
						158,686,008

	Beverages – 2.5%
1,500,000	Anheuser-Busch InBev Finance, Inc.	A	0.800%	01/15/2016	N/A	1,504,173
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	1,046,950
45,000	Beam, Inc.	BBB–	5.375%	01/15/2016	N/A	48,942
1,100,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	1,219,727
2,400,000	Coca-Cola Co.	AA–	1.800%	09/01/2016	N/A	2,473,066
1,000,000	Diageo Capital PLC (United Kingdom)	A–	0.625%	04/29/2016	N/A	998,757
1,000,000	Diageo Capital PLC (United Kingdom)	A–	5.500%	09/30/2016	N/A	1,128,572
1,080,000	Dr. Pepper Snapple Group, Inc.	BBB+	2.900%	01/15/2016	N/A	1,125,649
1,000,000	PepsiCo, Inc.	A–	0.700%	02/26/2016	N/A	999,619
1,200,000	PepsiCo, Inc.	A–	2.500%	05/10/2016	N/A	1,249,438
						11,794,893

	Biotechnology – 0.9%
1,500,000	Amgen, Inc.	A	2.300%	06/15/2016	N/A	1,552,528
1,500,000	Amgen, Inc.	A	2.500%	11/15/2016	N/A	1,558,635
1,100,000	Gilead Sciences, Inc.	A–	3.050%	12/01/2016	N/A	1,163,049
						4,274,212

	Building Materials – 0.9%
1,806,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	2,035,745
150,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	165,375
1,393,000	Masco Corp.	BBB–	6.125%	10/03/2016	N/A	1,560,160
200,000	Owens Corning	BBB–	6.500%	12/01/2016	N/A	223,736
						3,985,016

	Chemicals – 1.3%
1,450,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	1,501,247
2,000,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	2,101,462
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	418,240
722,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	812,973
1,000,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	1,025,814
						5,859,736

	Commercial Services – 0.3%
1,400,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	1,566,040

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 97

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Computers – 2.9%
$2,000,000	Apple, Inc.	AA+	0.450%	05/03/2016	N/A	$1,995,344
1,740,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	1,791,467
1,900,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	1,979,040
1,300,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	1,362,139
1,900,000	International Business Machines Corp.	AA–	2.000%	01/05/2016	N/A	1,958,377
1,500,000	International Business Machines Corp.	AA–	0.450%	05/06/2016	N/A	1,495,416
2,900,000	International Business Machines Corp.	AA–	1.950%	07/22/2016	N/A	2,993,856
						13,575,639

	Cosmetics & Personal Care – 0.3%
1,600,000	Procter & Gamble Co.	AA–	1.450%	08/15/2016	N/A	1,632,123

	Diversified Financial Services – 11.9%
900,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	1,008,150
1,500,000	American Express Credit Corp.	A–	1.300%	07/29/2016	N/A	1,515,009
3,900,000	American Express Credit Corp., Series MTN	A–	2.800%	09/19/2016	N/A	4,098,584
2,000,000	American Honda Finance Corp.	A+	1.125%	10/07/2016	N/A	2,013,874
600,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	621,992
2,050,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	2,275,387
1,000,000	Credit Suisse USA, Inc.	A	5.375%	03/02/2016	N/A	1,100,439
1,000,000	Ford Motor Credit Co., LLC	BBB–	2.500%	01/15/2016	N/A	1,025,627
1,500,000	Ford Motor Credit Co., LLC	BBB–	4.207%	04/15/2016	N/A	1,608,540
1,750,000	Ford Motor Credit Co., LLC	BBB–	1.700%	05/09/2016	N/A	1,773,961
1,700,000	Ford Motor Credit Co., LLC	BBB–	3.984%	06/15/2016	N/A	1,815,976
2,600,000	Ford Motor Credit Co., LLC	BBB–	8.000%	12/15/2016	N/A	3,097,481
1,800,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	1,810,935
2,162,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	2,342,795
2,850,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	2,991,745
2,000,000	General Electric Capital Corp., Series GMTN(a)	AA+	1.500%	07/12/2016	N/A	2,033,570
2,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	2,135,704
1,350,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	1,512,320
3,303,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	3,604,653
1,250,000	International Lease Finance Corp.	BBB–	5.750%	05/15/2016	N/A	1,348,894
1,000,000	John Deere Capital Corp.	A	0.750%	01/22/2016	N/A	999,144
1,165,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	1,209,312
800,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	822,666
2,708,000	Merrill Lynch & Co., Inc.	BBB+	6.050%	05/16/2016	N/A	3,000,015
2,275,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	2,403,965
1,950,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	2.000%	09/13/2016	N/A	1,975,469
600,000	ORIX Corp. (Japan)	A–	5.000%	01/12/2016	N/A	643,133
1,000,000	PACCAR Financial Corp., Series MTN	A+	1.150%	08/16/2016	N/A	1,008,330
2,900,000	SLM Corp., Series MTN	BBB–	6.250%	01/25/2016	N/A	3,168,250
500,000	Vesey Street Investment Trust I	A–	4.404%	09/01/2016	N/A	540,010
						55,505,930

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 0.5%
$950,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	$980,604
900,000	Entergy Corp.	BBB–	4.700%	01/15/2017	12/15/16 @ 100	964,745
608,000	Southern Co.	A–	1.950%	09/01/2016	N/A	622,461
						2,567,810

	Electronics – 0.6%
980,000	Thermo Fisher Scientific, Inc.	BBB	3.200%	03/01/2016	N/A	1,023,940
1,760,000	Thermo Fisher Scientific, Inc.	BBB	2.250%	08/15/2016	N/A	1,803,819
						2,827,759

	Environmental Control – 0.2%
984,000	Waste Management, Inc.	BBB	2.600%	09/01/2016	N/A	1,020,029

	Food – 1.5%
1,000,000	ConAgra Foods, Inc.	BBB–	1.300%	01/25/2016	N/A	1,005,973
1,300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	1,412,754
800,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	818,263
2,531,000	Mondelez International, Inc.	BBB–	4.125%	02/09/2016	N/A	2,696,773
515,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	576,120
500,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	522,533
						7,032,416

	Gas – 0.6%
1,361,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	1,541,767
1,200,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,359,877
						2,901,644

	Health Care Products – 1.3%
1,000,000	Baxter International, Inc.	A	0.950%	06/01/2016	N/A	1,005,738
700,000	Baxter International, Inc.	A	5.900%	09/01/2016	N/A	794,824
1,000,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	1,025,464
800,000	Boston Scientific Corp.	BBB–	6.400%	06/15/2016	N/A	899,164
560,000	Medtronic, Inc.	A+	2.625%	03/15/2016	N/A	583,472
500,000	St. Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	514,932
1,300,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	1,345,763
						6,169,357

	Health Care Services – 1.4%
1,100,000	Aetna, Inc.	A–	6.000%	06/15/2016	N/A	1,238,059
1,000,000	Cigna Corp.	A–	2.750%	11/15/2016	N/A	1,045,720
800,000	Humana, Inc.	BBB+	6.450%	06/01/2016	N/A	900,327
400,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	439,859
1,000,000	Ventas Realty, LP	BBB	1.550%	09/26/2016	N/A	1,007,780
1,623,000	WellPoint, Inc.	A–	5.250%	01/15/2016	N/A	1,768,078
						6,399,823

	Insurance – 2.2%
574,000	Allied World Assurance Co. Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	664,922
1,000,000	American International Group, Inc.	A–	4.875%	09/15/2016	N/A	1,102,583
1,550,000	American International Group, Inc., Series MTN	A–	5.600%	10/18/2016	N/A	1,735,462
750,000	AON Corp.	A–	3.125%	05/27/2016	N/A	786,173

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 99

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance continued
$1,000,000	Berkshire Hathaway Finance Corp.	AA	0.950%	08/15/2016	N/A	$1,005,938
1,300,000	Berkshire Hathaway, Inc.	AA	2.200%	08/15/2016	N/A	1,350,686
2,463,000	MetLife, Inc.	A–	6.750%	06/01/2016	N/A	2,816,096
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	735,081
						10,196,941

	Internet – 0.4%
1,600,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	1,659,963

	Iron & Steel – 0.1%
600,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	625,500

	Leisure Time – 0.2%
900,000	Carnival Corp. (Panama)	BBB+	1.200%	02/05/2016	N/A	899,473

	Lodging – 0.0%***
5,000	Wyndham Worldwide Corp.	BBB–	6.000%	12/01/2016	N/A	5,545

	Machinery-Construction & Mining – 0.6%
1,700,000	Caterpillar Financial Services Corp., Series G	A	2.050%	08/01/2016	N/A	1,754,538
1,000,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	1,124,830
						2,879,368

	Machinery-Diversified – 0.2%
775,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	816,841

	Media – 3.5%
1,500,000	Comcast Corp.	A–	5.900%	03/15/2016	N/A	1,669,722
1,000,000	Comcast Corp.	A–	4.950%	06/15/2016	N/A	1,099,852
980,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	1,022,579
2,410,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	2,537,850
1,500,000	NBCUniversal Media, LLC	A–	2.875%	04/01/2016	N/A	1,570,580
500,000	Scripps Networks Interactive, Inc.	A–	2.700%	12/15/2016	N/A	522,754
550,000	Thomson Reuters Corp. (Canada)	BBB+	0.875%	05/23/2016	N/A	551,229
2,200,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	2,496,437
1,993,000	Viacom, Inc.	BBB	6.250%	04/30/2016	N/A	2,227,522
800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	814,806
1,450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	1,643,826
						16,157,157

	Mining – 1.0%
1,465,000	Barrick Gold Corp. (Canada)	BBB	2.900%	05/30/2016	N/A	1,532,619
1,100,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.500%	05/20/2016	N/A	1,138,080
500,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.250%	09/20/2016	N/A	514,559
1,400,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.375%	06/17/2016	N/A	1,412,156
						4,597,414

	Miscellaneous Manufacturing – 0.5%
1,800,000	3M Co.	AA–	1.375%	09/29/2016	N/A	1,839,080
400,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	413,204
						2,252,284

	Office & Business Equipment – 0.4%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	318,160
1,350,000	Xerox Corp.	BBB	6.400%	03/15/2016	N/A	1,498,458
						1,816,618

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 5.3%
$2,662,000	Anadarko Petroleum Corp.	BBB–	5.950%	09/15/2016	N/A	$2,999,898
2,500,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	2,638,295
1,400,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,455,394
1,400,000	Chevron Corp.	AA	0.889%	06/24/2016	N/A	1,407,854
1,862,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	2,108,627
870,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	899,978
800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	839,602
950,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	999,098
750,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	776,943
1,180,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	1,276,381
1,000,000	Petrobras Global Finance BV (Netherlands)	BBB	2.000%	05/20/2016	N/A	1,004,688
1,200,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	1,310,153
1,000,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	1,094,256
500,000	Statoil ASA (Norway)	AA–	1.800%	11/23/2016	N/A	513,940
2,000,000	Total Capital International SA (France)	AA–	0.750%	01/25/2016	N/A	2,005,640
500,000	Total Capital International SA (France)	AA–	1.000%	08/12/2016	N/A	503,358
1,450,000	Total Capital SA (France)	AA–	2.300%	03/15/2016	N/A	1,503,824
1,300,000	Transocean, Inc. (Cayman Islands)	BBB–	5.050%	12/15/2016	N/A	1,435,522
						24,773,451

	Oil & Gas Services – 0.4%
1,000,000	Halliburton Co.	A	1.000%	08/01/2016	N/A	1,002,167
900,000	SESI, LLC	BBB–	7.125%	12/15/2021	12/15/16 @ 104	1,003,500
						2,005,667

	Pharmaceuticals – 3.9%
1,000,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	1,111,888
2,650,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	2,780,051
2,285,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	2,435,547
2,000,000	GlaxoSmithKline Capital, Inc.	A+	0.700%	03/18/2016	N/A	2,001,484
1,200,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	1,246,093
900,000	McKesson Corp.	A–	3.250%	03/01/2016	N/A	943,391
1,800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	1,860,853
1,500,000	Merck & Co., Inc.	AA	0.700%	05/18/2016	N/A	1,501,560
2,200,000	Sanofi (France)	AA	2.625%	03/29/2016	N/A	2,298,439
1,963,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	2,173,210
						18,352,516

	Pipelines – 0.9%
1,100,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	1,154,744
1,000,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	1,052,138
1,100,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	1,147,719
900,000	TransCanada PipeLines Ltd. (Canada)	A–	0.750%	01/15/2016	N/A	899,675
						4,254,276

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts – 0.7%
$400,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	$436,942
750,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	790,336
1,057,000	Simon Property Group, LP	A	5.250%	12/01/2016	09/02/16 @ 100	1,179,633
500,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	521,867
500,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	566,713
						3,495,491

	Retail – 2.5%
4,646,000	Home Depot, Inc.	A	5.400%	03/01/2016	N/A	5,134,383
900,000	Lowe’s Cos., Inc.	A–	5.400%	10/15/2016	N/A	1,012,408
849,000	Macy’s Retail Holdings, Inc.	BBB	5.900%	12/01/2016	N/A	959,293
1,100,000	Target Corp.	A+	5.875%	07/15/2016	N/A	1,249,417
1,600,000	Wal-Mart Stores, Inc.	AA	0.600%	04/11/2016	N/A	1,603,842
1,500,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	1,578,526
						11,537,869

	Savings & Loans – 0.1%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	535,370

	Semiconductors – 0.8%
2,100,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	2,170,470
1,600,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	1,665,891
						3,836,361

	Software – 1.1%
580,000	Fiserv, Inc.	BBB–	3.125%	06/15/2016	N/A	606,750
1,080,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	1,127,510
3,235,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	3,547,090
						5,281,350

	Telecommunications – 8.7%
1,400,000	AT&T, Inc.	A–	0.900%	02/12/2016	N/A	1,398,568
2,800,000	AT&T, Inc.	A–	2.950%	05/15/2016	N/A	2,924,919
1,899,000	AT&T, Inc.	A–	5.625%	06/15/2016	N/A	2,111,996
2,100,000	AT&T, Inc.	A–	2.400%	08/15/2016	N/A	2,171,931
900,000	British Telecommunications PLC (United Kingdom)	BBB	1.625%	06/28/2016	N/A	912,675
5,085,000	Cisco Systems, Inc.	A+	5.500%	02/22/2016	N/A	5,634,317
1,479,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	1,634,316
1,650,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	1,848,229
1,650,000	Orange SA (France)	BBB+	2.750%	09/14/2016	N/A	1,714,256
2,000,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	2,110,546
1,300,000	Telefonica Emisiones SAU (Spain)	BBB	6.421%	06/20/2016	N/A	1,455,704
2,299,000	Verizon Communications, Inc.	BBB+	5.550%	02/15/2016	N/A	2,525,881
1,900,000	Verizon Communications, Inc.	BBB+	3.000%	04/01/2016	N/A	1,986,328
6,400,000	Verizon Communications, Inc.	BBB+	2.500%	09/15/2016	N/A	6,650,522

See notes to financial statements.
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BSCG  Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$1,800,000	Verizon Communications, Inc.	BBB+	2.000%	11/01/2016	N/A	$1,844,296
2,000,000	Vodafone Group PLC (United Kingdom)	A–	0.900%	02/19/2016	N/A	2,010,352
800,000	Vodafone Group PLC (United Kingdom)	A–	5.750%	03/15/2016	N/A	884,167
1,000,000	Vodafone Group PLC (United Kingdom)	A–	2.875%	03/16/2016	N/A	1,041,124
						40,860,127

	Textiles – 0.2%
860,000	Mohawk Industries, Inc.	BBB	6.375%	01/15/2016	N/A	947,429

	Transportation – 0.2%
700,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	770,344

	Total Corporate Bonds – 98.3%
	(Cost $453,442,072)					460,322,257

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.3%
1,302,150	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)
	(Cost $1,302,150)	$1,302,150

	Total Investments – 98.6%
	(Cost $454,744,222)	461,624,407
	Other Assets in excess of Liabilities – 1.4%	6,672,158
	Net Assets – 100.0%	$468,296,565

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $1,268,038 and the total market value of the collateral held by the Fund was $1,302,150.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
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% of Corporate
Country Breakdown	Bonds
United States	80.3%
Canada	5.8%
United Kingdom	5.6%
France	2.5%
Japan	1.5%
Spain	0.8%
Germany	0.8%
Netherlands	0.6%
Switzerland	0.5%
Sweden	0.4%
Australia	0.4%
Cayman Islands	0.3%
Panama	0.2%
Bermuda	0.1%
Luxembourg	0.1%
Norway	0.1%
Subject to change daily.

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.8%
	Corporate Bonds – 97.8%
	Aerospace & Defense – 1.3%
$1,100,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$1,077,653
2,100,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	2,144,241
1,621,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	1,877,324
						5,099,218

	Agriculture – 1.0%
700,000	Bunge Ltd. Finance Corp.	BBB–	3.200%	06/15/2017	N/A	730,385
750,000	Lorillard Tobacco Co.	BBB–	2.300%	08/21/2017	N/A	757,942
900,000	Philip Morris International, Inc.(a)	A	1.625%	03/20/2017	N/A	910,495
750,000	Philip Morris International, Inc.(a)	A	1.125%	08/21/2017	N/A	742,226
970,000	Reynolds American, Inc.	BBB–	6.750%	06/15/2017	N/A	1,127,655
						4,268,703

	Banks – 29.7%
1,750,000	American Express Bank FSB, Series BKNT	A–	6.000%	09/13/2017	N/A	2,027,282
2,000,000	American Express Centurion Bank, Series BKN1	A–	6.000%	09/13/2017	N/A	2,323,272
1,000,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	1,108,633
1,800,000	Bank of America Corp.	A–	3.875%	03/22/2017	N/A	1,935,761
3,170,000	Bank of America Corp.	A–	6.000%	09/01/2017	N/A	3,631,939
5,445,000	Bank of America Corp.	A–	5.750%	12/01/2017	N/A	6,242,121
2,800,000	Bank of America NA, Series BKNT	A–	5.300%	03/15/2017	N/A	3,123,809
500,000	Bank of America NA, Series BKNT	A–	6.100%	06/15/2017	N/A	567,303
2,520,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	2,616,158
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	996,622
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	518,424
400,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	408,089
1,300,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	1,353,240
2,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	1,982,284
500,000	BB&T Corp., Series MTN	A–	2.150%	03/22/2017	02/22/17 @ 100	509,972
950,000	BB&T Corp., Series MTN	A–	1.600%	08/15/2017	07/14/17 @ 100	950,934
2,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	2,825,518
1,427,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,676,424
3,700,000	Citigroup, Inc.	A–	4.450%	01/10/2017	N/A	4,039,686
1,948,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	2,163,694
2,519,000	Citigroup, Inc.	A–	6.000%	08/15/2017	N/A	2,901,341
4,588,000	Citigroup, Inc.	A–	6.125%	11/21/2017	N/A	5,345,304
500,000	Comerica Bank	A–	5.200%	08/22/2017	N/A	559,645
3,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	3.375%	01/19/2017	N/A	3,300,520
5,016,000	Deutsche Bank AG (Germany)(a)	A	6.000%	09/01/2017	N/A	5,790,139
300,000	Fifth Third Bancorp	BBB	5.450%	01/15/2017	N/A	331,928
2,850,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	3,155,554
4,496,000	Goldman Sachs Group, Inc.	A–	6.250%	09/01/2017	N/A	5,193,294
500,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	571,331
900,000	JPMorgan Chase & Co.	A–	6.125%	06/27/2017	N/A	1,026,666

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$4,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	$4,262,719
750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	860,530
3,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	4,336,714
600,000	Lloyds Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	651,760
3,997,000	Morgan Stanley, Series GMTN	A–	5.450%	01/09/2017	N/A	4,464,973
2,100,000	Morgan Stanley	A–	4.750%	03/22/2017	N/A	2,310,884
1,700,000	Morgan Stanley, Series MTN	A–	5.550%	04/27/2017	N/A	1,913,190
2,300,000	Morgan Stanley, Series MTN	A–	6.250%	08/28/2017	N/A	2,663,395
3,000,000	Morgan Stanley, Series MTN	A–	5.950%	12/28/2017	N/A	3,465,351
500,000	National Bank of Canada, Series MTN (Canada)	A	1.450%	11/07/2017	10/07/17 @ 100	493,539
300,000	PNC Bank NA, Series BKNT	A–	5.250%	01/15/2017	N/A	333,395
800,000	PNC Bank NA, Series BKNT	A–	4.875%	09/21/2017	N/A	890,430
400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	446,076
3,500,000	Royal Bank of Canada (Canada)	Aaa	1.200%	09/19/2017	N/A	3,503,955
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	956,577
500,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	530,549
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	344,619
1,600,000	Svenska Handelsbanken AB (Sweden)	AA–	2.875%	04/04/2017	N/A	1,669,808
1,833,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,126,018
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	507,044
1,800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	1,829,007
1,770,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	2,060,659
2,859,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	3,289,957
1,700,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	1,751,090
4,816,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	5,585,568
						120,424,694

	Beverages – 2.3%
2,700,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	2,710,706
1,370,000	Coca-Cola Co.	AA–	5.350%	11/15/2017	N/A	1,579,241
1,197,000	Diageo Capital PLC (United Kingdom)	A–	1.500%	05/11/2017	N/A	1,205,325
2,207,000	Diageo Capital PLC (United Kingdom)	A–	5.750%	10/23/2017	N/A	2,551,409
1,400,000	PepsiCo, Inc.	A–	1.250%	08/13/2017	N/A	1,394,350
						9,441,031

	Biotechnology – 1.0%
1,800,000	Amgen, Inc.	A	2.125%	05/15/2017	N/A	1,843,619
1,136,000	Amgen, Inc.	A	5.850%	06/01/2017	N/A	1,299,639
1,000,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	1,005,970
						4,149,228

	Chemicals – 1.3%
1,600,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	1,632,765
800,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	790,364
700,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.250%	12/01/2017	N/A	741,080
1,075,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	1,235,765
975,000	Sherwin-Williams Co.	A	1.350%	12/15/2017	N/A	964,680
						5,364,654

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services – 0.5%
$925,000	ADT Corp.	BB–	2.250%	07/15/2017	N/A	$899,773
1,000,000	Western Union Co.	BBB+	2.875%	12/10/2017	N/A	1,027,275
						1,927,048

	Computers – 2.4%
480,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	533,163
2,400,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	2,451,060
1,300,000	International Business Machines Corp.	AA–	1.250%	02/06/2017	N/A	1,307,992
3,846,000	International Business Machines Corp.	AA–	5.700%	09/14/2017	N/A	4,456,629
900,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	906,185
						9,655,029

	Diversified Financial Services – 14.3%
1,000,000	Air Lease Corp.	BBB–	5.625%	04/01/2017	N/A	1,102,500
2,398,000	American Express Co.(a)	BBB+	6.150%	08/28/2017	N/A	2,795,660
1,800,000	American Express Credit Corp., Series MTN	A–	2.375%	03/24/2017	N/A	1,870,571
1,100,000	Bear Stearns Cos., LLC	A–	5.550%	01/22/2017	N/A	1,226,085
3,451,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	4,033,815
1,100,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	1,285,459
800,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	807,142
1,000,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	992,310
100,000	Eaton Vance Corp.	A–	6.500%	10/02/2017	N/A	115,451
1,250,000	Ford Motor Credit Co., LLC	BBB–	4.250%	02/03/2017	N/A	1,353,294
2,250,000	Ford Motor Credit Co., LLC	BBB–	3.000%	06/12/2017	N/A	2,354,123
2,000,000	Ford Motor Credit Co., LLC	BBB–	6.625%	08/15/2017	N/A	2,337,946
2,300,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	2,414,758
1,576,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	1,775,446
2,850,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	2,942,249
4,892,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	5,622,615
1,500,000	General Electric Capital Corp., Series GMTN	AA+	1.600%	11/20/2017	N/A	1,510,805
2,250,000	International Lease Finance Corp.	BBB–	8.750%	03/15/2017	N/A	2,657,813
1,000,000	International Lease Finance Corp.	BBB–	8.875%	09/01/2017	N/A	1,200,000
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	513,985
950,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	957,243
300,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	314,735
600,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	594,126
1,100,000	Merrill Lynch & Co., Inc.	BBB+	5.700%	05/02/2017	N/A	1,227,278
3,517,000	Merrill Lynch & Co., Inc., Series GMTN	A–	6.400%	08/28/2017	N/A	4,091,632
2,150,000	Murray Street Investment Trust I	A–	4.647%	03/09/2017	N/A	2,338,078
400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	452,234
600,000	NYSE Euronext	A	2.000%	10/05/2017	N/A	605,930
100,000	ORIX Corp. (Japan)(a)	A–	3.750%	03/09/2017	N/A	104,910
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	403,946
2,000,000	SLM Corp., Series MTN	BBB–	6.000%	01/25/2017	N/A	2,177,500
500,000	SLM Corp., Series MTN	BBB–	4.625%	09/25/2017	N/A	518,750
1,660,000	Toyota Motor Credit Corp., Series MTN	AA–	2.050%	01/12/2017	N/A	1,706,349
860,000	Toyota Motor Credit Corp., Series MTN	AA–	1.750%	05/22/2017	N/A	872,421

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 107

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$2,600,000	Toyota Motor Credit Corp., Series MTN	AA–	1.250%	10/05/2017	N/A	$2,586,212
						57,863,371

	Electric – 1.4%
900,000	American Electric Power Co., Inc.	BBB–	1.650%	12/15/2017	11/15/17 @ 100	893,304
1,400,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	1,408,662
1,152,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	1,319,553
870,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	997,086
1,070,000	Virginia Electric & Power Co.	A–	5.950%	09/15/2017	N/A	1,245,955
						5,864,560

	Electronics – 0.2%
810,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	943,294

	Engineering & Construction – 0.1%
560,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	563,220

	Food – 2.1%
600,000	ConAgra Foods, Inc.	BBB–	5.819%	06/15/2017	N/A	684,284
2,150,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	2,436,417
1,500,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	1,540,200
570,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	656,679
1,699,000	Mondelez International, Inc.	BBB–	6.500%	08/11/2017	N/A	2,007,022
600,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	672,889
750,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	736,485
						8,733,976

	Gas – 0.0%***
150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	153,865

	Health Care Products – 1.0%
1,000,000	Baxter International, Inc.	A	1.850%	01/15/2017	N/A	1,024,059
1,713,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	1,985,739
800,000	Hospira, Inc.	BBB–	6.050%	03/30/2017	N/A	882,906
						3,892,704

	Health Care Services – 0.6%
500,000	Aetna, Inc.	A–	1.500%	11/15/2017	10/15/17 @ 100	496,910
330,000	Laboratory Corp. of America Holdings	BBB	2.200%	08/23/2017	N/A	332,677
800,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	799,926
570,000	WellPoint, Inc.	A–	5.875%	06/15/2017	N/A	651,160
						2,280,673

	Household Products & Housewares – 0.4%
1,259,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	1,467,342

	Insurance – 2.7%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	341,481
1,450,000	Aflac, Inc.	A–	2.650%	02/15/2017	N/A	1,512,379
2,200,000	American International Group, Inc.	A–	3.800%	03/22/2017	N/A	2,359,905
1,000,000	American International Group, Inc., Series MTN	A–	5.450%	05/18/2017	N/A	1,127,396
300,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	380,602
1,500,000	Berkshire Hathaway Finance Corp.	AA	1.600%	05/15/2017	N/A	1,519,572
1,800,000	Berkshire Hathaway, Inc.	AA	1.900%	01/31/2017	N/A	1,843,270

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance continued
$300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	$334,696
500,000	MetLife, Inc.	A–	1.756%	12/15/2017	N/A	500,849
920,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	1,069,251
						10,989,401

	Internet – 0.9%
1,300,000	Amazon.com, Inc.	AA–	1.200%	11/29/2017	N/A	1,280,377
2,000,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	2,008,994
550,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	563,080
						3,852,451

	Iron & Steel – 0.2%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	42,650
730,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	833,848
						876,498

	Leisure Time – 0.2%
700,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	691,741

	Lodging – 0.3%
1,050,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	5.375%	03/15/2022	03/15/17 @ 103	1,073,625

	Machinery-Construction & Mining – 0.1%
550,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	553,578

	Media – 3.3%
712,000	Comcast Cable Communications, LLC	A–	8.875%	05/01/2017	N/A	886,887
1,400,000	Comcast Corp.	A–	6.500%	01/15/2017	N/A	1,618,534
1,269,000	Comcast Corp.	A–	6.300%	11/15/2017	N/A	1,493,462
1,550,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	1,586,340
3,458,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	3,814,793
500,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	598,518
300,000	Viacom, Inc.	BBB	3.500%	04/01/2017	N/A	317,757
600,000	Viacom, Inc.	BBB	6.125%	10/05/2017	N/A	690,161
1,000,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	1,003,533
1,400,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	1,390,098
						13,400,083

	Mining – 1.0%
946,000	Alcoa, Inc.	BBB–	5.550%	02/01/2017	N/A	1,025,198
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	602,008
980,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.000%	03/22/2017	02/22/17 @ 100	997,225
1,280,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.625%	08/21/2017	07/21/17 @ 100	1,279,653
						3,904,084

	Miscellaneous Manufacturing – 1.9%
600,000	3M Co., Series MTN	AA–	1.000%	06/26/2017	N/A	596,819
5,409,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	6,205,519
834,000	Tyco Electronics Group SA (Luxembourg)	BBB+	6.550%	10/01/2017	N/A	962,633
						7,764,971

	Office & Business Equipment – 0.5%
470,000	Pitney Bowes, Inc., Series MTN	BBB	5.750%	09/15/2017	N/A	520,950
800,000	Xerox Corp.	BBB	6.750%	02/01/2017	N/A	915,655

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 109

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Office & Business Equipment continued
$600,000	Xerox Corp.	BBB	2.950%	03/15/2017	N/A	$617,956
						2,054,561

	Oil & Gas – 8.0%
2,842,000	Anadarko Petroleum Corp.	BBB–	6.375%	09/15/2017	N/A	3,319,322
430,000	Apache Corp.	A–	5.625%	01/15/2017	N/A	486,957
1,500,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	1,531,232
1,300,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	1,296,671
1,280,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	1,455,209
3,500,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	3,473,012
1,300,000	ConocoPhillips Co.	A	1.050%	12/15/2017	11/15/17 @ 100	1,289,185
1,280,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	1,295,593
1,080,000	Encana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	1,241,611
813,000	EOG Resources, Inc.	A–	5.875%	09/15/2017	N/A	940,882
787,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	901,954
500,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	503,939
1,700,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	1,728,033
2,300,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	2,405,517
1,500,000	Plains Exploration & Production Co.	BBB	6.750%	02/01/2022	02/01/17 @ 103	1,640,058
800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	902,693
1,450,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	1,445,934
1,170,000	Statoil ASA (Norway)	AA–	3.125%	08/17/2017	N/A	1,248,145
1,050,000	Total Capital International SA (France)	AA–	1.500%	02/17/2017	N/A	1,062,485
2,400,000	Total Capital International SA (France)	AA–	1.550%	06/28/2017	N/A	2,428,212
1,000,000	Transocean, Inc. (Cayman Islands)	BBB–	2.500%	10/15/2017	N/A	1,015,417
832,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	955,711
						32,567,772

	Oil & Gas Services – 0.3%
800,000	National Oilwell Varco, Inc.	A–	1.350%	12/01/2017	N/A	794,680
320,000	Weatherford International, Inc.	BBB–	6.350%	06/15/2017	N/A	365,899
						1,160,579

	Pharmaceuticals – 5.9%
5,900,000	AbbVie, Inc.	A	1.750%	11/06/2017	N/A	5,950,935
1,625,000	Actavis, Inc.	BBB	1.875%	10/01/2017	N/A	1,622,758
2,482,000	AstraZeneca PLC (United Kingdom)	AA–	5.900%	09/15/2017	N/A	2,886,598
800,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	786,694
1,370,000	Eli Lilly & Co.	AA–	5.200%	03/15/2017	N/A	1,547,520
2,000,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	2,072,638
3,100,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	3,132,978
1,246,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	1,443,263
570,000	McKesson Corp.	A–	5.700%	03/01/2017	N/A	642,323
1,800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	2,105,818
1,000,000	Pfizer, Inc.	AA	0.900%	01/15/2017	N/A	1,000,539
500,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	569,716
						23,761,780

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines – 0.9%
$500,000	DCP Midstream Operating, LP	BBB–	2.500%	12/01/2017	11/01/17 @ 100	$504,702
1,220,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	1,419,139
850,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	962,403
500,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	582,908
						3,469,152

	Real Estate Investment Trusts – 0.7%
300,000	American Tower Corp.	BBB–	7.000%	10/15/2017	N/A	349,629
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	678,247
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	643,434
400,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	417,494
350,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	396,699
500,000	Simon Property Group, LP	A	2.150%	09/15/2017	06/15/17 @ 100	512,659
						2,998,162

	Retail – 3.5%
1,377,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	1,566,774
1,400,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	1,391,373
1,686,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	1,929,963
590,000	Darden Restaurants, Inc.	BBB–	6.200%	10/15/2017	N/A	660,147
400,000	Dollar General Corp.	BBB–	4.125%	07/15/2017	N/A	427,718
900,000	Kohl’s Corp.	BBB+	6.250%	12/15/2017	N/A	1,043,151
500,000	Lowe’s Cos., Inc.	A–	1.625%	04/15/2017	03/15/17 @ 100	503,878
1,180,000	McDonald’s Corp., Series GMTN	A	5.800%	10/15/2017	N/A	1,374,970
650,000	Starbucks Corp.	A–	6.250%	08/15/2017	N/A	757,755
1,469,000	Target Corp.	A+	5.375%	05/01/2017	N/A	1,672,551
1,550,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	1,559,477
1,208,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	1,373,177
						14,260,934

	Semiconductors – 1.3%
995,000	Altera Corp.	BBB+	1.750%	05/15/2017	N/A	992,603
4,100,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	4,098,020
						5,090,623

	Software – 1.6%
1,050,000	Fidelity National Information Services, Inc.	BBB–	5.000%	03/15/2022	03/15/17 @ 103	1,074,938
670,000	Fiserv, Inc.	BBB–	6.800%	11/20/2017	N/A	783,453
600,000	Intuit, Inc.	BBB+	5.750%	03/15/2017	N/A	669,815
800,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	791,156
3,400,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	3,380,552
						6,699,914

	Telecommunications – 4.3%
1,370,000	AT&T, Inc.	A–	1.600%	02/15/2017	N/A	1,378,001
1,700,000	AT&T, Inc.	A–	1.700%	06/01/2017	N/A	1,706,193
2,500,000	AT&T, Inc.	A–	1.400%	12/01/2017	N/A	2,464,280
800,000	CC Holdings GS V, LLC / Crown Castle GS III Corp.	BBB–	2.381%	12/15/2017	N/A	796,602
300,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	329,250
1,500,000	Cisco Systems, Inc.	A+	3.150%	03/14/2017	N/A	1,604,110

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 111

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$1,400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	$1,401,852
500,000	Qwest Corp.	BBB–	6.500%	06/01/2017	N/A	565,180
1,000,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	1,136,974
1,059,000	Verizon Communications, Inc.	BBB+	5.500%	04/01/2017	N/A	1,193,208
500,000	Verizon Communications, Inc.	BBB+	1.100%	11/01/2017	N/A	488,471
1,681,000	Vodafone Group PLC (United Kingdom)	A–	5.625%	02/27/2017	N/A	1,898,130
1,400,000	Vodafone Group PLC (United Kingdom)	A–	1.625%	03/20/2017	N/A	1,407,290
1,000,000	Vodafone Group PLC (United Kingdom)	A–	1.250%	09/26/2017	N/A	984,828
						17,354,369

	Transportation – 0.5%
830,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	945,734
1,000,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	1,201,454
						2,147,188

	Water – 0.1%
300,000	American Water Capital Corp.	A–	6.085%	10/15/2017	N/A	345,072

	Total Corporate Bonds – 97.8%
	(Cost $390,328,393)					397,109,148

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.4%
1,350,400	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b)(c)
	(Cost $1,350,400)	$1,350,400

	Total Investments – 98.2%
	(Cost $391,678,793)	398,459,548
	Other Assets in excess of Liabilities – 1.8%	7,476,233
	Net Assets – 100.0%	$405,935,781

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $1,316,241 and the total market value of the collateral held by the Fund was $1,350,400.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCH  Guggenheim BulletShares 2017 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	83.6%
United Kingdom	5.0%
Canada	3.6%
France	1.6%
Germany	1.5%
Netherlands	1.4%
Luxembourg	0.7%
Japan	0.6%
Switzerland	0.5%
Sweden	0.4%
Norway	0.3%
Spain	0.3%
Cayman Islands	0.3%
Panama	0.2%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 113

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.8%
	Corporate Bonds – 98.8%
	Aerospace & Defense – 0.3%
$550,000	Northrop Grumman Corp.	BBB	1.750%	06/01/2018	N/A	$545,002

	Agriculture – 2.1%
1,173,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	1,564,441
420,000	Archer-Daniels-Midland Co.	A	5.450%	03/15/2018	N/A	482,642
1,355,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	1,580,760
						3,627,843

	Auto Manufacturers – 0.4%
650,000	Toyota Motor Credit Corp., Series MTN	AA–	1.375%	01/10/2018	N/A	644,412

	Banks – 27.9%
500,000	Abbey National Treasury Services PLC (United Kingdom)	A	3.050%	08/23/2018	N/A	520,166
1,900,000	Bank of America Corp.	A–	2.000%	01/11/2018	N/A	1,908,026
1,750,000	Bank of America Corp., Series MTNL	A–	5.650%	05/01/2018	N/A	2,005,281
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.450%	04/09/2018	03/09/18 @ 100	492,250
250,000	Bank of New York Mellon Corp.	A+	1.300%	01/25/2018	12/25/17 @ 100	246,684
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.100%	08/01/2018	N/A	505,629
500,000	Bank of Nova Scotia (Canada)	A+	1.450%	04/25/2018	N/A	493,426
200,000	BB&T Corp., Series MTN	A–	1.450%	01/12/2018	12/12/17 @ 100	196,754
500,000	BB&T Corp., Series MTN	A–	2.050%	06/19/2018	05/15/18 @ 100	501,860
900,000	BNP Paribas SA, Series MTN (France)	A+	2.700%	08/20/2018	N/A	923,177
500,000	Branch Banking & Trust Co., Series BKNT	A	2.300%	10/15/2018	09/15/18 @ 100	507,204
700,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	691,330
500,000	Capital One NA, Series BKNT	BBB+	1.500%	03/22/2018	02/22/18 @ 100	492,135
1,000,000	Citigroup, Inc.	A–	1.750%	05/01/2018	N/A	991,906
1,105,000	Citigroup, Inc.	A–	6.125%	05/15/2018	N/A	1,294,303
500,000	Citigroup, Inc.	A–	2.500%	09/26/2018	N/A	508,126
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	1.700%	03/19/2018	N/A	997,287
450,000	Credit Suisse (Switzerland)	BBB	6.000%	02/15/2018	N/A	519,898
300,000	Discover Bank	BBB	2.000%	02/21/2018	N/A	298,404
360,000	Fifth Third Bancorp	BBB	4.500%	06/01/2018	N/A	391,011
250,000	Fifth Third Bank, Series BKNT	A–	1.450%	02/28/2018	01/28/18 @ 100	245,918
1,900,000	Goldman Sachs Group, Inc.	A–	5.950%	01/18/2018	N/A	2,180,691
1,200,000	Goldman Sachs Group, Inc., Series GLOB	A–	2.375%	01/22/2018	N/A	1,212,875
2,125,000	Goldman Sachs Group, Inc.	A–	6.150%	04/01/2018	N/A	2,461,575
1,500,000	Goldman Sachs Group, Inc.	A–	2.900%	07/19/2018	N/A	1,541,091
1,200,000	HBOS PLC, Series REGS (United Kingdom)	BBB–	6.750%	05/21/2018	N/A	1,363,884
1,000,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	996,932
1,000,000	Intesa Sanpaolo SpA (Italy)	BBB	3.875%	01/16/2018	N/A	1,022,234
2,975,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	3,451,280
500,000	JPMorgan Chase & Co.	A	1.800%	01/25/2018	N/A	499,156
1,100,000	JPMorgan Chase & Co.	A	1.625%	05/15/2018	N/A	1,085,656
300,000	KeyBank NA, Series BKNT	A–	1.650%	02/01/2018	N/A	298,413
500,000	Manufacturers & Traders Trust Co., Series BKNT	A	1.450%	03/07/2018	02/05/18 @ 100	492,604
2,300,000	Morgan Stanley, Series GMTN	A–	6.625%	04/01/2018	N/A	2,714,237
1,000,000	Morgan Stanley(a)	A–	2.125%	04/25/2018	N/A	999,685

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$156,000	Regions Bank, Series BKNT	BBB–	7.500%	05/15/2018	N/A	$186,420
500,000	Regions Financial Corp.	BBB–	2.000%	05/15/2018	04/15/18 @ 100	492,184
1,000,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.500%	01/16/2018	N/A	991,589
1,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	2.200%	07/27/2018	N/A	1,518,417
1,000,000	Royal Bank of Canada (Canada)	Aaa	2.000%	10/01/2018	N/A	1,012,538
200,000	Royal Bank of Scotland NV (Netherlands)	BBB–	4.650%	06/04/2018	N/A	206,836
500,000	Societe Generale SA (France)	A	2.625%	10/01/2018	N/A	508,829
500,000	State Street Corp.	A+	1.350%	05/15/2018	N/A	491,429
250,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.500%	01/18/2018	N/A	246,165
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	2.500%	07/19/2018	N/A	510,489
500,000	Svenska Handelsbanken AB (Sweden)	AA–	1.625%	03/21/2018	N/A	494,913
500,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	1.400%	04/30/2018	N/A	493,608
500,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	2.625%	09/10/2018	N/A	517,541
1,244,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	1,449,292
1,000,000	Union Bank NA	A+	2.625%	09/26/2018	08/26/18 @ 100	1,027,492
1,575,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	1,845,061
1,400,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	1,402,093
						48,445,984

	Beverages – 2.8%
200,000	Anheuser-Busch Cos., LLC	A	5.500%	01/15/2018	N/A	230,394
450,000	Anheuser-Busch InBev Finance, Inc.	A	1.250%	01/17/2018	N/A	446,013
260,000	Coca-Cola Co.	AA–	1.650%	03/14/2018	N/A	261,799
900,000	Coca-Cola Co.	AA–	1.150%	04/01/2018	N/A	885,649
500,000	Diageo Capital PLC (United Kingdom)	A–	1.125%	04/29/2018	N/A	488,221
300,000	Dr Pepper Snapple Group, Inc.	BBB+	6.820%	05/01/2018	N/A	358,026
900,000	PepsiCo, Inc.	A–	5.000%	06/01/2018	N/A	1,022,387
925,000	PepsiCo, Inc.	A–	7.900%	11/01/2018	N/A	1,178,795
						4,871,284

	Biotechnology – 0.5%
400,000	Amgen, Inc.	A	6.150%	06/01/2018	N/A	474,712
300,000	Biogen IDEC, Inc.	A–	6.875%	03/01/2018	N/A	357,396
						832,108

	Building Materials – 0.3%
500,000	CRH America, Inc.	BBB+	8.125%	07/15/2018	N/A	619,056

	Chemicals – 1.5%
280,000	CF Industries, Inc.	BBB–	6.875%	05/01/2018	N/A	330,537
650,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	749,976
1,010,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	1,191,471
250,000	PPG Industries, Inc.	BBB+	6.650%	03/15/2018	N/A	293,943
						2,565,927

	Commercial Services – 0.2%
300,000	Total System Services, Inc.	BBB+	2.375%	06/01/2018	N/A	296,624

	Computers – 3.6%
2,200,000	Apple, Inc.	AA+	1.000%	05/03/2018	N/A	2,144,663
505,000	Computer Sciences Corp.	BBB	6.500%	03/15/2018	N/A	587,335

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 115

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BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Computers continued
$1,400,000	EMC Corp.	A	1.875%	06/01/2018	N/A	$1,400,160
550,000	Hewlett-Packard Co.	BBB+	5.500%	03/01/2018	N/A	615,701
500,000	International Business Machines Corp.	AA–	1.250%	02/08/2018	N/A	495,710
750,000	International Business Machines Corp.	AA–	7.625%	10/15/2018	N/A	950,063
						6,193,632

	Diversified Financial Services – 11.7%
1,175,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	1,421,220
500,000	American Express Co.	BBB+	1.550%	05/22/2018	N/A	493,548
500,000	American Express Credit Corp.	A–	2.125%	07/27/2018	N/A	506,933
500,000	American Honda Finance Corp.	A+	2.125%	10/10/2018	N/A	506,059
411,000	Associates Corp. of North America	A–	6.950%	11/01/2018	N/A	492,825
1,390,000	Bear Stearns Cos., LLC	A	7.250%	02/01/2018	N/A	1,680,831
400,000	Bear Stearns Cos., LLC	A3	4.650%	07/02/2018	N/A	442,223
1,000,000	Ford Motor Credit Co., LLC	BBB–	2.375%	01/16/2018	N/A	1,014,249
1,200,000	Ford Motor Credit Co., LLC	BBB–	5.000%	05/15/2018	N/A	1,338,234
750,000	General Electric Capital Corp.(a)	AA+	1.625%	04/02/2018	N/A	750,703
1,825,000	General Electric Capital Corp., Series GMTN	AA+	5.625%	05/01/2018	N/A	2,120,177
500,000	IntercontinentalExchange Group, Inc.	A	2.500%	10/15/2018	N/A	511,003
500,000	International Lease Finance Corp.	BBB–	3.875%	04/15/2018	N/A	504,470
420,000	Jefferies Group, LLC	BBB	5.125%	04/13/2018	N/A	458,754
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	114,443
300,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	351,159
3,225,000	Merrill Lynch & Co., Inc., Series MTN	A–	6.875%	04/25/2018	N/A	3,853,907
500,000	Merrill Lynch & Co., Inc.	A–	6.500%	07/15/2018	N/A	588,720
300,000	Merrill Lynch & Co., Inc.	A–	6.875%	11/15/2018	N/A	362,543
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	286,046
624,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	854,410
1,375,000	SLM Corp., Series MTN	BBB–	8.450%	06/15/2018	N/A	1,607,031
						20,259,488

	Electric – 3.8%
520,000	Commonwealth Edison Co.	A–	5.800%	03/15/2018	N/A	606,186
420,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A–	5.850%	04/01/2018	N/A	491,945
400,000	Consolidated Edison Co. of New York, Inc.	A–	7.125%	12/01/2018	N/A	496,016
300,000	Dominion Resources, Inc.	BBB+	6.400%	06/15/2018	N/A	354,867
200,000	Duke Energy Carolinas, LLC, Series C	A	7.000%	11/15/2018	N/A	247,811
400,000	Duke Energy Corp.	BBB	2.100%	06/15/2018	05/15/18 @ 100	402,375
100,000	Duke Energy Florida, Inc.	A	5.650%	06/15/2018	N/A	116,383
200,000	MidAmerican Energy Holdings Co.	BBB+	5.750%	04/01/2018	N/A	232,160
200,000	Nevada Power Co.	BBB+	6.500%	08/01/2018	N/A	240,206
383,000	NiSource Finance Corp.	BBB–	6.400%	03/15/2018	N/A	446,100
550,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	629,263
150,000	Oncor Electric Delivery Co., LLC	A	6.800%	09/01/2018	N/A	179,166
365,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	465,690
350,000	PacifiCorp	A	5.650%	07/15/2018	N/A	407,501
400,000	PECO Energy Co.	A–	5.350%	03/01/2018	N/A	460,338

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric continued
$400,000	Southern Co.	A–	2.450%	09/01/2018	N/A	$407,146
100,000	TransAlta Corp. (Canada)	BBB–	6.650%	05/15/2018	N/A	114,451
220,000	Virginia Electric and Power Co.	A–	5.400%	04/30/2018	N/A	253,373
						6,550,977

	Electronics – 0.7%
360,000	Honeywell International, Inc.	A	5.300%	03/01/2018	N/A	414,208
570,000	Koninklijke Philips NV (Netherlands)	A–	5.750%	03/11/2018	N/A	662,305
150,000	Thermo Fisher Scientific, Inc.	BBB	1.850%	01/15/2018	N/A	147,873
						1,224,386

	Environmental Control – 0.6%
500,000	Republic Services, Inc.	BBB	3.800%	05/15/2018	N/A	536,515
450,000	Waste Management, Inc.	BBB	6.100%	03/15/2018	N/A	525,468
						1,061,983

	Food – 1.5%
650,000	ConAgra Foods, Inc.	BBB–	1.900%	01/25/2018	N/A	647,106
450,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	531,575
525,000	Mondelez International, Inc.	BBB–	6.125%	02/01/2018	N/A	616,433
680,000	Mondelez International, Inc.	BBB–	6.125%	08/23/2018	N/A	806,972
100,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	113,804
						2,715,890

	Forest Products & Paper – 0.7%
1,010,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	1,251,117

	Gas – 0.1%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	116,885

	Health Care Products – 1.1%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	172,603
500,000	Baxter International, Inc.	A	1.850%	06/15/2018	N/A	502,117
500,000	Boston Scientific Corp.	BBB–	2.650%	10/01/2018	N/A	506,273
100,000	CR Bard, Inc.	A	1.375%	01/15/2018	N/A	97,883
400,000	Medtronic, Inc.	A+	1.375%	04/01/2018	N/A	395,055
300,000	Stryker Corp.	A+	1.300%	04/01/2018	N/A	296,223
						1,970,154

	Health Care Services – 1.3%
200,000	Aetna, Inc.	A–	6.500%	09/15/2018	N/A	238,490
100,000	Humana, Inc.	BBB+	7.200%	06/15/2018	N/A	119,481
800,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	937,261
450,000	WellPoint, Inc.	A–	1.875%	01/15/2018	N/A	448,627
500,000	WellPoint, Inc.	A–	2.300%	07/15/2018	N/A	501,691
						2,245,550

	Household Products & Housewares – 0.3%
400,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	503,586

	Insurance – 4.2%
1,800,000	American International Group, Inc., Series MTN	A–	5.850%	01/16/2018	N/A	2,081,974
1,500,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	1,903,013
975,000	Berkshire Hathaway Finance Corp.	AA	5.400%	05/15/2018	N/A	1,125,155
400,000	Berkshire Hathaway, Inc.	AA	1.550%	02/09/2018	N/A	399,315

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 117

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance continued
$360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	$420,134
200,000	Genworth Holdings, Inc., Series MTN(a)	BBB–	6.515%	05/22/2018	N/A	231,060
100,000	Hartford Financial Services Group, Inc.	BBB	6.300%	03/15/2018	N/A	116,603
500,000	ING US, Inc.	BBB–	2.900%	02/15/2018	N/A	513,903
400,000	MetLife, Inc., Series A	A–	6.817%	08/15/2018	N/A	485,312
60,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	70,010
						7,346,479

	Internet – 0.1%
100,000	Expedia, Inc.(a)	BBB–	7.456%	08/15/2018	N/A	117,643

	Iron & Steel – 0.6%
150,000	ArcelorMittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	163,500
200,000	Cliffs Natural Resources, Inc.	BBB–	3.950%	01/15/2018	N/A	202,707
540,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	620,309
						986,516

	Lodging – 0.2%
300,000	Marriott International, Inc.	BBB	3.000%	03/01/2019	12/01/18 @ 100	305,409

	Machinery-Construction & Mining – 1.1%
300,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	346,265
400,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	490,752
800,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	1,020,744
						1,857,761

	Machinery-Diversified – 0.3%
500,000	Roper Industries, Inc.	BBB	2.050%	10/01/2018	N/A	495,393

	Media – 2.7%
300,000	Comcast Corp.	A–	5.875%	02/15/2018	N/A	349,432
600,000	Comcast Corp.	A–	5.700%	05/15/2018	N/A	698,391
700,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	1.750%	01/15/2018	N/A	689,236
350,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	422,161
400,000	Thomson Reuters Corp. (Canada)	BBB+	6.500%	07/15/2018	N/A	471,550
1,325,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	1,494,657
500,000	Viacom, Inc.	BBB	2.500%	09/01/2018	N/A	506,882
						4,632,309

	Metal Fabricate & Hardware – 0.3%
500,000	Precision Castparts Corp.	A–	1.250%	01/15/2018	N/A	494,193

	Mining – 2.0%
240,000	Alcoa, Inc.	BBB–	6.750%	07/15/2018	N/A	270,099
150,000	Barrick North America Finance, LLC	BBB	6.800%	09/15/2018	N/A	176,206
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.375%	03/15/2018	N/A	599,084
350,000	Goldcorp, Inc. (Canada)	BBB+	2.125%	03/15/2018	N/A	344,105
850,000	Rio Tinto Finance USA Ltd. (Australia)	A–	6.500%	07/15/2018	N/A	1,016,006
900,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.250%	12/14/2018	11/14/18 @ 100	905,879
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	100,541
						3,411,920

	Miscellaneous Manufacturing – 0.2%
375,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB	6.875%	08/15/2018	N/A	445,029

See notes to financial statements.
118 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Office & Business Equipment – 0.2%
$310,000	Xerox Corp.	BBB	6.350%	05/15/2018	N/A	$359,192

	Oil & Gas – 3.9%
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	05/10/2018	N/A	787,175
500,000	BP Capital Markets PLC (United Kingdom)	A	2.241%	09/26/2018	N/A	507,975
1,100,000	Chevron Corp.	AA	1.718%	06/24/2018	05/24/18 @ 100	1,103,103
100,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	114,319
270,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	309,845
300,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	298,031
200,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	234,372
500,000	Shell International Finance BV (Netherlands)	AA	1.900%	08/10/2018	N/A	505,103
129,000	Southwestern Energy Co.	BBB–	7.500%	02/01/2018	N/A	153,686
975,000	Suncor Energy, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	1,146,260
450,000	Total Capital Canada Ltd. (Canada)	AA–	1.450%	01/15/2018	N/A	448,883
600,000	Total Capital SA (France)	AA–	2.125%	08/10/2018	N/A	611,092
510,000	Transocean, Inc. (Cayman Islands)	BBB–	6.000%	03/15/2018	N/A	578,191
						6,798,035

	Oil & Gas Services – 0.5%
350,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	439,069
350,000	Weatherford International Ltd. (Bermuda)	BBB–	6.000%	03/15/2018	N/A	398,927
						837,996

	Pharmaceuticals – 4.2%
500,000	AbbVie, Inc.	A	2.000%	11/06/2018	N/A	499,243
500,000	Bristol-Myers Squibb Co.	A+	5.450%	05/01/2018	N/A	580,635
1,500,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	1,747,671
450,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	520,070
250,000	McKesson Corp.	A–	1.400%	03/15/2018	N/A	243,750
960,000	Medco Health Solutions, Inc.	BBB+	7.125%	03/15/2018	N/A	1,155,045
700,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	689,807
300,000	Merck & Co., Inc.	AA	1.300%	05/18/2018	N/A	294,969
500,000	Pfizer, Inc.	AA	1.500%	06/15/2018	N/A	498,641
350,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	428,902
750,000	Sanofi (France)	AA	1.250%	04/10/2018	N/A	738,625
						7,397,358

	Pipelines – 1.5%
450,000	Energy Transfer Partners, LP	BBB–	6.700%	07/01/2018	N/A	526,918
570,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	656,161
370,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	6.500%	05/01/2018	N/A	436,958
300,000	Spectra Energy Capital, LLC	BBB–	6.200%	04/15/2018	N/A	344,107
560,000	TransCanada PipeLines Ltd. (Canada)	A–	6.500%	08/15/2018	N/A	670,690
						2,634,834

	Real Estate Investment Trusts – 1.5%
400,000	American Tower Corp.	BBB–	4.500%	01/15/2018	N/A	431,694
300,000	Boston Properties, LP	A–	3.700%	11/15/2018	08/15/18 @ 100	319,812
380,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	444,862
600,000	ProLogis, LP	BBB	6.625%	05/15/2018	N/A	706,354

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 119

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BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts continued
$400,000	Simon Property Group, LP	A	6.125%	05/30/2018	N/A	$470,646
200,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	2.000%	02/15/2018	01/15/18 @ 100	198,304
						2,571,672

	Retail – 2.7%
300,000	Best Buy Co., Inc.	BB	5.000%	08/01/2018	N/A	313,500
370,000	McDonald’s Corp., Series MTN	A	5.350%	03/01/2018	N/A	426,469
70,000	Nordstrom, Inc.	A–	6.250%	01/15/2018	N/A	82,016
300,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/13/17 @ 100	304,671
950,000	Target Corp.	A+	6.000%	01/15/2018	N/A	1,115,252
970,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	1,135,909
850,000	Wal-Mart Stores, Inc.	AA	1.125%	04/11/2018	N/A	835,118
300,000	Wal-Mart Stores, Inc.	AA	1.950%	12/15/2018	N/A	302,834
200,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	234,587
						4,750,356

	Savings & Loans – 0.3%
500,000	Santander Holdings USA, Inc.	BBB	3.450%	08/27/2018	07/27/18 @ 100	518,285

	Semiconductors – 0.9%
450,000	Broadcom Corp.	A–	2.700%	11/01/2018	N/A	464,390
560,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	659,351
400,000	Texas Instruments, Inc.	A+	1.000%	05/01/2018	N/A	389,617
						1,513,358

	Software – 0.8%
1,160,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	1,357,172

	Telecommunications – 8.2%
1,725,000	AT&T, Inc.	A–	5.500%	02/01/2018	N/A	1,962,315
300,000	AT&T, Inc.	A–	5.600%	05/15/2018	N/A	344,461
681,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	786,125
1,150,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	8.500%	11/15/2018	N/A	1,480,818
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.750%	08/20/2018	N/A	480,764
200,000	GTE Corp.	BBB+	6.840%	04/15/2018	N/A	235,555
1,050,000	Rogers Communications, Inc. (Canada)	BBB+	6.800%	08/15/2018	N/A	1,261,143
375,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.999%	06/04/2018	N/A	416,478
500,000	Telefonica Emisiones SAU (Spain)	BBB	3.192%	04/27/2018	N/A	510,913
1,000,000	Verizon Communications, Inc.	BBB+	5.500%	02/15/2018	N/A	1,139,236
760,000	Verizon Communications, Inc.	BBB+	6.100%	04/15/2018	N/A	883,961
3,000,000	Verizon Communications, Inc.	BBB+	3.650%	09/14/2018	N/A	3,193,062
470,000	Verizon Communications, Inc.	BBB+	8.750%	11/01/2018	N/A	605,070
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BB–	6.500%	01/15/2018	01/15/15 @ 102	103,875
550,000	Vodafone Group PLC (United Kingdom)	A–	1.500%	02/19/2018	N/A	541,087
200,000	Vodafone Group PLC (United Kingdom)	A–	4.625%	07/15/2018	N/A	223,097
						14,167,960

	Transportation – 0.9%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	347,093
320,000	CSX Corp.	BBB+	6.250%	03/15/2018	N/A	374,621
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	231,619

See notes to financial statements.
120 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCI  Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Transportation continued
$550,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	$634,058
						1,587,391

	Water – 0.1%
250,000	Veolia Environnement SA (France)	BBB	6.000%	06/01/2018	N/A	287,964

	Total Corporate Bonds – 98.8%
	(Cost $170,738,027)					171,416,113

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.5%
797,500	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)
	(Cost $797,500)	$797,500

	Total Investments – 99.3%
	(Cost $171,535,527)	172,213,613
	Other Assets in excess of Liabilities – 0.7%	1,195,560
	Net Assets – 100.0%	$173,409,173

AB – Stock Company

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

SpA – Limited Share Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $776,181 and the total market value of the collateral held by the Fund was $797,500.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
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% of Corporate
Country Breakdown	Bonds
United States	82.0%
Canada	6.4%
United Kingdom	3.6%
France	1.8%
Netherlands	1.7%
Switzerland	1.2%
Italy	0.6%
Australia	0.6%
Bermuda	0.5%
Japan	0.4%
Luxembourg	0.3%
Cayman Islands	0.3%
Spain	0.3%
Sweden	0.3%
Subject to change daily.

See notes to financial statements.
122 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCJ  Guggenheim BulletShares 2019 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.9%
	Corporate Bonds – 97.9%
	Advertising – 0.3%
$200,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$233,770

	Aerospace & Defense – 2.8%
300,000	Boeing Co.	A	6.000%	03/15/2019	N/A	357,976
400,000	L-3 Communications Corp.	BBB–	5.200%	10/15/2019	N/A	439,926
300,000	Lockheed Martin Corp.	A–	4.250%	11/15/2019	N/A	327,761
200,000	Northrop Grumman Corp.	BBB	5.050%	08/01/2019	N/A	225,147
850,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	1,020,440
						2,371,250

	Agriculture – 1.5%
557,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	743,751
400,000	Lorillard Tobacco Co.	BBB–	8.125%	06/23/2019	N/A	494,611
						1,238,362

	Banks – 16.5%
500,000	Bank of America Corp.	A–	2.600%	01/15/2019	N/A	505,937
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	111,749
1,300,000	Bank of America Corp.	A–	7.625%	06/01/2019	N/A	1,627,586
200,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	231,166
900,000	Barclays Bank PLC (United Kingdom)	A	6.750%	05/22/2019	N/A	1,095,206
500,000	BB&T Corp., Series MTN	A–	6.850%	04/30/2019	N/A	612,656
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	113,240
1,427,000	Citigroup, Inc.	A–	8.500%	05/22/2019	N/A	1,856,634
400,000	Credit Suisse (Switzerland)	A	5.300%	08/13/2019	N/A	458,322
1,000,000	Goldman Sachs Group, Inc., Series GMTN	A–	7.500%	02/15/2019	N/A	1,233,302
1,450,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	1,729,041
850,000	Morgan Stanley, Series GMTN	A–	7.300%	05/13/2019	N/A	1,043,616
1,500,000	Morgan Stanley, Series MTN	A–	5.625%	09/23/2019	N/A	1,724,369
250,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	301,240
200,000	PNC Funding Corp.	A–	6.700%	06/10/2019	N/A	243,815
900,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	6.400%	10/21/2019	N/A	1,051,004
						13,938,883

	Beverages – 3.3%
900,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	1,136,713
300,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	372,815
200,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	228,640
450,000	Coca-Cola Co.	AA–	4.875%	03/15/2019	N/A	515,430
500,000	PepsiCo, Inc., Series FXD	A–	2.250%	01/07/2019	12/07/18 @ 100	504,920
						2,758,518

	Biotechnology – 0.7%
485,000	Amgen, Inc.	A	5.700%	02/01/2019	N/A	564,445

	Chemicals – 4.2%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	237,260
750,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	971,632
100,000	EI du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	116,182
230,000	Lubrizol Corp.	AA	8.875%	02/01/2019	N/A	303,645

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Chemicals continued
$1,100,000	LyondellBasell Industries NV (Netherlands)	BBB–	5.000%	04/15/2019	01/15/19 @ 100	$1,236,487
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	6.500%	05/15/2019	N/A	120,181
525,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	594,954
						3,580,341

	Commercial Services – 0.3%
200,000	Princeton University	AAA	4.950%	03/01/2019	N/A	230,728

	Computers – 1.3%
400,000	Dell, Inc.(a)	B+	5.875%	06/15/2019	N/A	400,000
400,000	International Business Machines Corp.	AA–	1.875%	05/15/2019	N/A	395,749
200,000	International Business Machines Corp.	AA–	8.375%	11/01/2019	N/A	266,727
						1,062,476

	Cosmetics & Personal Care – 0.6%
480,000	Procter & Gamble Co.	AA–	4.700%	02/15/2019	N/A	547,674

	Diversified Financial Services – 5.8%
150,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	194,847
450,000	BlackRock, Inc., Series 2	A+	5.000%	12/10/2019	N/A	516,207
350,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	398,922
315,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	405,674
1,150,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	1,374,964
400,000	International Lease Finance Corp.	BBB–	5.875%	04/01/2019	N/A	433,000
350,000	International Lease Finance Corp.	BBB–	6.250%	05/15/2019	N/A	384,562
350,000	Jefferies Group, LLC	BBB	8.500%	07/15/2019	N/A	428,750
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	101,178
500,000	SLM Corp., Series MTN	BBB–	5.500%	01/15/2019	N/A	519,246
100,000	TD Ameritrade Holding Corp.	A	5.600%	12/01/2019	N/A	116,411
						4,873,761

	Electric – 4.2%
200,000	Arizona Public Service Co.	BBB+	8.750%	03/01/2019	N/A	258,618
350,000	Consumers Energy Co.	A–	6.700%	09/15/2019	N/A	433,701
400,000	Dominion Resources, Inc.	BBB+	8.875%	01/15/2019	N/A	518,282
100,000	Dominion Resources, Inc.	BBB+	5.200%	08/15/2019	N/A	113,953
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	112,710
400,000	Duke Energy Progress, Inc.	A	5.300%	01/15/2019	N/A	462,120
100,000	Entergy Texas, Inc.	A–	7.125%	02/01/2019	N/A	119,349
100,000	Exelon Generation Co., LLC	BBB	5.200%	10/01/2019	N/A	109,754
300,000	Georgia Power Co.	A	4.250%	12/01/2019	N/A	331,466
250,000	Nevada Power Co.	BBB+	7.125%	03/15/2019	N/A	309,614
400,000	NextEra Energy Capital Holdings, Inc.	BBB+	6.000%	03/01/2019	N/A	461,719
150,000	NiSource Finance Corp.	BBB–	6.800%	01/15/2019	N/A	177,594
130,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	144,347
						3,553,227

	Electrical Components & Equipment – 0.4%
300,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	343,518

	Electronics – 0.4%
300,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	343,214

See notes to financial statements.
124 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCJ  Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Environmental Control – 0.3%
$250,000	Republic Services, Inc.	BBB	5.500%	09/15/2019	N/A	$285,750

	Food – 2.6%
200,000	ConAgra Foods, Inc.	BBB–	7.000%	04/15/2019	N/A	241,976
400,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	466,290
575,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	631,045
100,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	107,242
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	227,376
500,000	Unilever Capital Corp.	A+	2.200%	03/06/2019	N/A	507,153
						2,181,082

	Forest Products & Paper – 0.5%
300,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	398,784

	Gas – 0.3%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	268,500

	Health Care Products – 0.7%
100,000	Baxter International, Inc.	A	4.500%	08/15/2019	N/A	111,895
200,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	227,910
200,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	230,023
						569,828

	Health Care Services – 0.4%
200,000	UnitedHealth Group, Inc.	A	1.625%	03/15/2019	N/A	195,446
100,000	WellPoint, Inc.	A–	7.000%	02/15/2019	N/A	120,112
						315,558

	Insurance – 2.8%
200,000	ACE INA Holdings, Inc.	A	5.900%	06/15/2019	N/A	237,049
300,000	Aflac, Inc.	A–	8.500%	05/15/2019	N/A	389,843
200,000	Allstate Corp.	A–	7.450%	05/16/2019	N/A	253,266
200,000	Hartford Financial Services Group, Inc., Series MTN	BBB	6.000%	01/15/2019	N/A	233,482
200,000	Lincoln National Corp.	A–	8.750%	07/01/2019	N/A	260,273
300,000	MetLife, Inc.	A–	7.717%	02/15/2019	N/A	378,621
300,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	373,480
200,000	Travelers Cos., Inc.	A	5.900%	06/02/2019	N/A	238,074
						2,364,088

	Machinery-Construction & Mining – 0.5%
350,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	434,390

	Machinery-Diversified – 0.3%
250,000	Deere & Co.	A	4.375%	10/16/2019	N/A	279,588

	Media – 5.0%
200,000	21st Century Fox America, Inc.	BBB+	6.900%	03/01/2019	N/A	243,384
600,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	769,570
350,000	Comcast Corp.	A–	5.700%	07/01/2019	N/A	409,681
300,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	343,141
200,000	Discovery Communications, LLC	BBB	5.625%	08/15/2019	N/A	230,551
300,000	Thomson Reuters Corp. (Canada)	BBB+	4.700%	10/15/2019	N/A	329,727
500,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	595,812
730,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	857,808
200,000	Viacom, Inc.	BBB	5.625%	09/15/2019	N/A	228,663

See notes to financial statements.
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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media continued
$150,000	Walt Disney Co., Series MTN	A	5.500%	03/15/2019	N/A	$173,634
						4,181,971

	Mining – 2.9%
300,000	Alcoa, Inc.	BBB–	5.720%	02/23/2019	N/A	321,554
350,000	Barrick Gold Corp. (Canada)	BBB	6.950%	04/01/2019	N/A	411,293
500,000	Newmont Mining Corp.	BBB	5.125%	10/01/2019	N/A	528,615
600,000	Rio Tinto Finance USA Ltd. (Australia)	A–	9.000%	05/01/2019	N/A	790,336
350,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	350,288
						2,402,086

	Miscellaneous Manufacturing – 1.1%
300,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	346,430
500,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	599,477
						945,907

	Office & Business Equipment – 0.7%
500,000	Xerox Corp.	BBB	5.625%	12/15/2019	N/A	559,836

	Oil & Gas – 11.2%
100,000	Anadarko Petroleum Corp.	BBB–	8.700%	03/15/2019	N/A	130,704
300,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	337,801
400,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	463,666
550,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	630,060
880,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	1,037,057
250,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	293,203
200,000	Diamond Offshore Drilling, Inc.	A–	5.875%	05/01/2019	N/A	234,912
200,000	EnCana Corp. (Canada)	BBB	6.500%	05/15/2019	N/A	237,783
450,000	EOG Resources, Inc.	A–	5.625%	06/01/2019	N/A	527,986
300,000	EQT Corp.	BBB	8.125%	06/01/2019	N/A	369,411
300,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	377,373
690,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	848,000
400,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	504,845
500,000	Petrobras Global Finance BV (Netherlands)	BBB	3.000%	01/15/2019	N/A	476,143
350,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	448,610
200,000	Rowan Cos., Inc.	BBB–	7.875%	08/01/2019	N/A	244,983
700,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	779,521
300,000	Statoil ASA (Norway)	AA–	5.250%	04/15/2019	N/A	345,026
600,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	724,655
300,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	390,812
						9,402,551

	Oil & Gas Services – 1.2%
400,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	484,043
395,000	Weatherford International Ltd. (Bermuda)	BBB–	9.625%	03/01/2019	N/A	511,836
						995,879

	Pharmaceuticals – 6.6%
400,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	460,380
300,000	AstraZeneca PLC (United Kingdom)	AA–	1.950%	09/18/2019	N/A	296,064
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	122,696
550,000	Mead Johnson Nutrition Co.	BBB–	4.900%	11/01/2019	N/A	608,932

See notes to financial statements.
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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals continued
$450,000	Merck Sharp & Dohme Corp.	AA	5.000%	06/30/2019	N/A	$518,220
1,450,000	Novartis Securities Investment Ltd. (Bermuda)	AA–	5.125%	02/10/2019	N/A	1,667,206
1,550,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	1,864,954
						5,538,452

	Pipelines – 2.1%
135,000	Enbridge Energy Partners, LP	BBB	9.875%	03/01/2019	N/A	178,291
250,000	Enterprise Products Operating, LLC, Series N	BBB+	6.500%	01/31/2019	N/A	299,386
500,000	Kinder Morgan Energy Partners, LP	BBB	2.650%	02/01/2019	N/A	502,097
100,000	Kinder Morgan Energy Partners, LP	BBB	9.000%	02/01/2019	N/A	129,512
100,000	Magellan Midstream Partners, LP	BBB+	6.550%	07/15/2019	N/A	119,284
100,000	ONEOK Partners, LP	BBB	8.625%	03/01/2019	N/A	127,298
100,000	Spectra Energy Capital, LLC	BBB–	8.000%	10/01/2019	N/A	122,149
260,000	TransCanada PipeLines Ltd. (Canada)	A–	7.125%	01/15/2019	N/A	319,311
						1,797,328

	Real Estate Investment Trusts – 2.4%
500,000	American Tower Corp.	BBB–	3.400%	02/15/2019	N/A	508,041
250,000	Boston Properties, LP	A–	5.875%	10/15/2019	N/A	291,116
100,000	Health Care REIT, Inc.	BBB	4.125%	04/01/2019	01/01/19 @ 100	106,717
100,000	Realty Income Corp.	BBB+	6.750%	08/15/2019	N/A	118,851
250,000	Simon Property Group, LP	A	10.350%	04/01/2019	01/01/19 @ 100	342,816
400,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	458,963
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB	4.000%	04/30/2019	01/30/19 @ 100	106,158
100,000	Weyerhaeuser Co.	BBB–	7.375%	10/01/2019	N/A	123,323
						2,055,985

	Retail – 1.9%
500,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	487,549
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	240,184
200,000	Lowe’s Cos., Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	220,572
500,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	567,863
100,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	110,559
						1,626,727

	Semiconductors – 0.3%
300,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	291,219

	Software – 2.6%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	112,281
500,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	555,500
500,000	Oracle Corp.	A+	2.375%	01/15/2019	N/A	508,766
900,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	1,029,283
						2,205,830

	Telecommunications – 6.9%
1,050,000	AT&T, Inc.	A–	5.800%	02/15/2019	N/A	1,217,165
850,000	Cisco Systems, Inc.	A+	4.950%	02/15/2019	N/A	968,556
500,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	587,617
600,000	Orange SA (France)	BBB+	5.375%	07/08/2019	N/A	677,408
350,000	Telecom Italia Capital SA (Luxembourg)	BB+	7.175%	06/18/2019	N/A	392,520
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	566,295

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$600,000	Verizon Communications, Inc.	BBB+	6.350%	04/01/2019	N/A	$710,784
600,000	Vodafone Group PLC (United Kingdom)	A–	5.450%	06/10/2019	N/A	689,602
						5,809,947

	Transportation – 2.3%
300,000	Burlington Northern Santa Fe, LLC	BBB+	4.700%	10/01/2019	N/A	335,348
100,000	Canadian National Railway Co. (Canada)	A–	5.550%	03/01/2019	N/A	116,861
700,000	FedEx Corp.	BBB	8.000%	01/15/2019	N/A	884,009
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	234,780
300,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	346,102
						1,917,100

	Total Corporate Bonds – 97.9%
	(Cost $82,556,658)					82,468,553

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.2%
173,250	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)
	(Cost $173,250)					$173,250

	Total Investments – 98.1%
	(Cost $82,729,908)					82,641,803
	Other Assets in excess of Liabilities – 1.9%					1,574,255
	Net Assets – 100.0%					$84,216,058

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $168,591 and the total market value of the collateral held by the Fund was $173,250.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
128 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	80.5%
Canada	5.0%
United Kingdom	4.2%
Netherlands	3.7%
Bermuda	2.6%
Australia	1.0%
France	0.8%
Spain	0.7%
Switzerland	0.6%
Luxembourg	0.5%
Norway	0.4%
Subject to change daily.

See notes to financial statements.
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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.5%
	Corporate Bonds – 97.5%
	Advertising – 0.8%
$500,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$525,802

	Aerospace & Defense – 2.3%
100,000	Boeing Co.	A	4.875%	02/15/2020		113,394
200,000	L-3 Communications Corp.	BBB–	4.750%	07/15/2020		210,583
300,000	L-3 Communications Corp.	BBB–	4.950%	02/15/2021	11/15/20 @ 100	317,733
200,000	Raytheon Co.	A–	4.400%	02/15/2020		215,534
400,000	Raytheon Co.	A–	3.125%	10/15/2020		405,160
250,000	United Technologies Corp.	A	4.500%	04/15/2020		275,131
						1,537,535

	Agriculture – 0.9%
300,000	Lorillard Tobacco Co.	BBB–	6.875%	05/01/2020		349,869
250,000	Philip Morris International, Inc.	A	4.500%	03/26/2020		272,669
						622,538

	Banks – 22.3%
1,350,000	Bank of America Corp.	A–	5.625%	07/01/2020		1,546,491
850,000	Barclays Bank PLC (United Kingdom)	A	5.125%	01/08/2020		952,618
400,000	Barclays Bank PLC (United Kingdom)	BBB	5.140%	10/14/2020		425,233
1,050,000	Citigroup, Inc.	A–	5.375%	08/09/2020		1,192,696
340,000	Credit Suisse (Switzerland)	BBB	5.400%	01/14/2020		377,306
750,000	Credit Suisse, Series MTN (Switzerland)	A	4.375%	08/05/2020		815,866
250,000	Discover Bank	BBB–	7.000%	04/15/2020		294,895
1,300,000	Goldman Sachs Group, Inc., Series GMTN	A–	5.375%	03/15/2020		1,459,193
750,000	Goldman Sachs Group, Inc., Series D	A–	6.000%	06/15/2020		867,802
500,000	HSBC Bank USA NA	A	4.875%	08/24/2020		543,777
300,000	HSBC USA, Inc.	A–	5.000%	09/27/2020		322,613
400,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020		444,609
950,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020		1,026,707
1,290,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020		1,373,991
400,000	Morgan Stanley, Series GMTN	A–	5.500%	01/26/2020		452,699
950,000	Morgan Stanley, Series GMTN	A–	5.500%	07/24/2020		1,073,901
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020		208,941
350,000	PNC Funding Corp.	A–	5.125%	02/08/2020		393,618
200,000	PNC Funding Corp.	A–	4.375%	08/11/2020		214,836
300,000	Royal Bank of Scotland PLC (United Kingdom)	A–	5.625%	08/24/2020		337,380
750,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020		836,966
						15,162,138

	Beverages – 5.0%
850,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020		979,095
330,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020		372,740
500,000	Coca-Cola Co.	AA–	3.150%	11/15/2020		517,182
200,000	Coca-Cola Enterprises	BBB	3.500%	09/15/2020		203,064
400,000	Diageo Capital PLC (United Kingdom)	A–	4.828%	07/15/2020		444,930
630,000	PepsiCo, Inc.	A–	4.500%	01/15/2020		696,648

See notes to financial statements.
130 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Beverages continued
$200,000	PepsiCo, Inc.	A–	3.125%	11/01/2020		$202,596
						3,416,255

	Biotechnology – 0.5%
300,000	Amgen, Inc.	A	3.450%	10/01/2020		307,411

	Chemicals – 2.2%
150,000	CF Industries, Inc.	BBB–	7.125%	05/01/2020		177,321
650,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	698,453
200,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020		219,362
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A–	4.875%	03/30/2020		164,129
200,000	PPG Industries, Inc.	BBB+	3.600%	11/15/2020		205,626
						1,464,891

	Commercial Services – 0.2%
100,000	Moody’s Corp.	BBB+	5.500%	09/01/2020		107,765

	Computers – 2.4%
800,000	EMC Corp.	A	2.650%	06/01/2020		792,644
400,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020		400,832
500,000	International Business Machines Corp.	AA–	1.625%	05/15/2020		470,779
						1,664,255

	Cosmetics & Personal Care – 0.2%
100,000	Avon Products, Inc.	BBB–	4.600%	03/15/2020		101,566

	Diversified Financial Services – 7.5%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020		227,668
150,000	Charles Schwab Corp.	A	4.450%	07/22/2020		163,878
500,000	Ford Motor Credit Co. LLC	BBB–	8.125%	01/15/2020		629,214
600,000	General Electric Capital Corp., Series GMTN	AA+	5.500%	01/08/2020		695,054
300,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020		348,696
900,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020		983,737
350,000	International Lease Finance Corp.	BBB–	8.250%	12/15/2020		416,500
200,000	John Deere Capital Corp.	A	1.700%	01/15/2020		189,710
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020		271,303
400,000	Nomura Holdings, Inc. (Japan)	BBB+	6.700%	03/04/2020		459,984
500,000	SLM Corp., Series MTN	BBB–	8.000%	03/25/2020		569,375
150,000	Toyota Motor Credit Corp., Series MTN	AA–	4.500%	06/17/2020		162,560
						5,117,679

	Electric – 2.1%
150,000	Constellation Energy Group, Inc.	BBB–	5.150%	12/01/2020	09/01/20 @ 100	161,607
300,000	Duke Energy Indiana, Inc.	A	3.750%	07/15/2020		316,425
200,000	Exelon Generation Co. LLC	BBB	4.000%	10/01/2020	07/01/20 @ 100	200,396
200,000	Nisource Finance	BBB–	5.450%	09/15/2020		223,785
450,000	Pacific Gas & Electric Co.	BBB	3.500%	10/01/2020	07/01/20 @ 100	460,539
70,000	Progress Energy, Inc.	BBB	4.400%	01/15/2021	10/15/20 @ 100	74,543
						1,437,295

	Electronics – 0.2%
150,000	Agilent Technologies, Inc.	BBB+	5.000%	07/15/2020		161,927

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Environmental Control – 1.5%
$600,000	Republic Services, Inc.	BBB	5.000%	03/01/2020		$658,293
300,000	Waste Management, Inc.	BBB	4.750%	06/30/2020		327,620
						985,913

	Food – 4.0%
400,000	Kellogg Co.	BBB+	4.000%	12/15/2020		421,395
200,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020		227,635
300,000	Kroger Co.	BBB	6.150%	01/15/2020		347,589
1,200,000	Mondelez International, Inc.	BBB–	5.375%	02/10/2020		1,358,552
350,000	Safeway, Inc.	BBB	3.950%	08/15/2020		352,118
						2,707,289

	Forest Products & Paper – 0.2%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	105,049

	Health Care Products – 3.4%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020		101,455
600,000	Boston Scientific Corp.	BBB–	6.000%	01/15/2020		692,024
300,000	Covidien International Financial SA (Luxembourg)	A	4.200%	06/15/2020		320,912
100,000	CR Bard, Inc.	A	4.400%	01/15/2021	10/15/20 @ 100	105,518
210,000	Life Technologies Corp.	BBB	6.000%	03/01/2020		239,626
700,000	Medtronic, Inc.	A+	4.450%	03/15/2020		766,244
100,000	Stryker Corp.	A+	4.375%	01/15/2020		109,227
						2,335,006

	Health Care Services – 1.1%
200,000	Aetna, Inc.	A–	3.950%	09/01/2020		208,581
100,000	Laboratory Corp. of America Holdings	BBB	4.625%	11/15/2020	08/15/20 @ 100	105,334
100,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020		105,526
300,000	WellPoint, Inc.	A–	4.350%	08/15/2020		319,782
						739,223

	Housewares – 0.5%
350,000	Newell Rubbermaid, Inc.	BBB–	4.700%	08/15/2020		370,238

	Insurance – 3.1%
500,000	American International Group, Inc.	A–	3.375%	08/15/2020		508,797
550,000	American International Group, Inc.	A–	6.400%	12/15/2020		656,353
100,000	Aon Corp.	A–	5.000%	09/30/2020		110,524
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020		113,274
200,000	Manulife Financial Corp. (Canada)	A	4.900%	09/17/2020		218,467
300,000	Prudential Financial, Inc., Series MTN	A	5.375%	06/21/2020		341,569
100,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020		108,976
50,000	Travelers Cos., Inc.	A	3.900%	11/01/2020		53,316
						2,111,276

	Internet – 1.2%
500,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	514,539
100,000	Expedia, Inc.	BBB–	5.950%	08/15/2020		108,201
200,000	Symantec Corp.	BBB	4.200%	09/15/2020		204,903
						827,643

See notes to financial statements.
132 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Iron & Steel – 0.4%
$100,000	Allegheny Technologies, Inc.	BBB–	5.950%	01/15/2021	10/15/20 @ 100	$104,370
200,000	Cliffs Natural Resources, Inc.(a)	BBB–	4.800%	10/01/2020		198,886
						303,256

	Media – 6.0%
200,000	CBS Corp.	BBB	5.750%	04/15/2020		226,489
600,000	Comcast Corp.	A–	5.150%	03/01/2020		677,791
400,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	BBB	5.200%	03/15/2020		432,958
300,000	Discovery Communications LLC	BBB	5.050%	06/01/2020		332,933
850,000	NBCUniversal Media, LLC	A–	5.150%	04/30/2020		961,795
250,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020		253,742
240,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	227,201
900,000	Time Warner, Inc.	BBB	4.875%	03/15/2020		993,418
						4,106,327

	Mining – 2.5%
620,000	Alcoa, Inc.	BBB–	6.150%	08/15/2020		663,161
400,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.100%	03/15/2020		387,264
650,000	Rio Tinto Finance USA Ltd. (Australia)	A–	3.500%	11/02/2020		656,522
						1,706,947

	Oil & Gas – 5.8%
650,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020		709,498
500,000	Chevron Corp.	AA	2.427%	06/24/2020	05/24/20 @ 100	496,255
350,000	ConocoPhillips	A	6.000%	01/15/2020		412,826
150,000	EOG Resources, Inc.	A–	4.400%	06/01/2020		162,618
400,000	Occidental Petroleum Corp., Series 1	A	4.100%	02/01/2021	11/01/20 @ 100	424,805
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020		120,081
400,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020		439,928
100,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	96,483
300,000	Total Capital SA (France)	AA–	4.450%	06/24/2020		329,155
500,000	Transocean, Inc. (Cayman Islands)	BBB–	6.500%	11/15/2020		567,180
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020		171,940
						3,930,769

	Oil & Gas Services – 0.4%
250,000	Weatherford International Ltd. (Bermuda)	BBB–	5.125%	09/15/2020		267,833

	Pharmaceuticals – 2.1%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020		216,890
150,000	Allergan, Inc.	A+	3.375%	09/15/2020		154,858
250,000	Cardinal Health, Inc.	A–	4.625%	12/15/2020		270,372
200,000	Johnson & Johnson	AAA	2.950%	09/01/2020		205,850
300,000	Medco Health Solutions, Inc.	BBB+	4.125%	09/15/2020		313,691
250,000	Novartis Capital Corp.	AA–	4.400%	04/24/2020		273,959
						1,435,620

	Pipelines – 6.4%
200,000	Buckeye Partners, LP	BBB–	4.875%	02/01/2021	11/01/20 @ 100	206,191
450,000	CenterPoint Energy Resources Corp.	A–	4.500%	01/15/2021	10/15/20 @ 100	487,363

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 133

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines continued
$200,000	El Paso Pipeline Partners Operating Co. LLC	BBB–	6.500%	04/01/2020		$233,033
100,000	Enbridge Energy Partners, LP	BBB	5.200%	03/15/2020		108,240
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020		223,969
600,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020		676,257
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020		298,648
100,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020		110,675
500,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	5.750%	01/15/2020		571,290
200,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	219,029
650,000	TransCanada PipeLines Ltd. (Canada)	A–	3.800%	10/01/2020		678,348
300,000	Williams Partners, LP	BBB	5.250%	03/15/2020		327,659
200,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	205,955
						4,346,657

	Real Estate Investment Trusts – 2.7%
200,000	American Towers Corp.	BBB–	5.050%	09/01/2020		212,097
150,000	Boston Properties, LP	A–	5.625%	11/15/2020	08/15/20 @ 100	170,634
350,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020		382,176
300,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	326,854
350,000	HCP, Inc.	BBB+	2.625%	02/01/2020	11/01/19 @ 100	338,506
91,000	ProLogis, LP, Series *	BBB	6.875%	03/15/2020	12/16/19 @ 100	107,922
120,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	137,689
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB	2.700%	04/01/2020	01/01/20 @ 100	194,120
						1,869,998

	Retail – 3.4%
100,000	AutoZone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	103,396
200,000	Home Depot, Inc.	A	3.950%	09/15/2020	06/15/20 @ 100	214,544
100,000	Lowe’s Cos., Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	110,286
200,000	Nordstrom, Inc.	A–	4.750%	05/01/2020		221,296
550,000	Target Corp.	A+	3.875%	07/15/2020		587,313
350,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020		371,259
700,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020		723,341
						2,331,435

	Software – 1.2%
300,000	Adobe Systems, Inc.	BBB+	4.750%	02/01/2020		326,039
500,000	Microsoft Corp.	AAA	3.000%	10/01/2020		510,979
						837,018

	Telecommunications – 4.5%
900,000	Cisco Systems, Inc.	A+	4.450%	01/15/2020		991,081
440,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020		467,958
1,500,000	Verizon Communications, Inc.	BBB+	4.500%	09/15/2020		1,613,062
						3,072,101

	Transportation – 0.5%
300,000	CSX Corp.	BBB+	3.700%	10/30/2020	07/30/20 @ 100	310,806

	Total Corporate Bonds – 97.5%
	(Cost $67,083,369)					66,327,461
See notes to financial statements.
134 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.1%
$103,000	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)	$103,000
	(Cost $103,000)

	Total Investments – 97.6%
	(Cost $67,186,369)	66,430,461
	Other Assets in excess of Liabilities – 2.4%	1,620,774
	Net Assets – 100.0%	$68,051,235

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)	At November 30, 2013, the total market value of the Fund’s securities on loan was $100,103 and the total market value of the collateral held by the Fund was $103,000.

(c)	Interest rate shown reflects yield as of November 30, 2013.

% of Corporate
Country Breakdown	Bonds
United States	85.6%
United Kingdom	4.3%
Switzerland	3.1%
Canada	1.7%
Australia	1.0%
Cayman Islands	0.8%
Spain	0.7%
Japan	0.7%
Netherlands	0.7%
France	0.5%
Luxembourg	0.5%
Bermuda	0.4%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 135

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.4%
	Aerospace & Defense – 3.3%
$200,000	Lockheed Martin Corp.	A–	3.350%	09/15/2021	N/A	$200,594
200,000	Northrop Grumman Corp.	BBB	3.500%	03/15/2021	N/A	201,712
						402,306

	Agriculture – 1.8%
200,000	Altria Group, Inc.	BBB	4.750%	05/05/2021		215,314

	Banks – 24.1%
200,000	Bank of America Corp., Series MTN	A–	5.000%	05/13/2021		219,283
200,000	Bank of New York Mellon Corp.	A+	3.550%	09/23/2021	08/23/21 @ 100	205,083
200,000	BNP Paribas SA, Series BKNT (France)	A+	5.000%	01/15/2021		219,455
200,000	Capital One Financial Corp.	BBB	4.750%	07/15/2021		214,284
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	4.500%	01/11/2021		106,653
200,000	Goldman Sachs Group, Inc.	A–	5.250%	07/27/2021		220,392
200,000	HSBC Holdings PLC (United Kingdom)	A+	5.100%	04/05/2021		222,508
200,000	JPMorgan Chase & Co.	A	4.625%	05/10/2021		215,752
200,000	KeyCorp, Series MTN	BBB+	5.100%	03/24/2021		221,196
50,000	Lloyds Bank PLC (United Kingdom)	A	6.375%	01/21/2021		59,256
200,000	Morgan Stanley	A–	5.750%	01/25/2021		228,264
100,000	Royal Bank of Scotland PLC (United Kingdom)	A–	6.125%	01/11/2021		115,169
200,000	State Street Corp.	A+	4.375%	03/07/2021		217,729
200,000	US Bancorp, Series MTN	A+	4.125%	05/24/2021	04/23/21 @ 100	213,360
200,000	Wells Fargo & Co., Series MTN	A+	4.600%	04/01/2021		220,538
						2,898,922

	Biotechnology – 3.5%
200,000	Amgen, Inc.	A	3.875%	11/15/2021	08/15/21 @ 100	205,081
200,000	Gilead Sciences, Inc.	A–	4.400%	12/01/2021	09/01/21 @ 100	214,140
						419,221

	Chemicals – 5.2%
200,000	Dow Chemical Co.	BBB	4.125%	11/15/2021	08/15/21 @ 100	206,113
150,000	Ecolab, Inc.	BBB+	4.350%	12/08/2021		157,919
200,000	EI du Pont de Nemours & Co.	A	3.625%	01/15/2021		207,743
50,000	Praxair, Inc.	A	4.050%	03/15/2021		52,786
						624,561

	Computers – 1.7%
200,000	Hewlett-Packard Co.	BBB+	4.650%	12/09/2021		205,851

	Diversified Financial Services – 8.0%
200,000	Ford Motor Credit Co., LLC	BBB–	5.875%	08/02/2021		227,408
125,000	General Electric Capital Corp.	AA	5.300%	02/11/2021		139,299
150,000	General Electric Capital Corp., Series MTN	AA+	4.650%	10/17/2021		164,518
200,000	Jefferies Group, Inc.	BBB	6.875%	04/15/2021		227,000
200,000	Toyota Motor Credit Corp., Series MTN	AA–	3.400%	09/15/2021		201,823
						960,048

	Electric – 0.8%
100,000	PPL Energy Supply, LLC	BBB	4.600%	12/15/2021	09/15/21 @ 100	97,277

See notes to financial statements.
136 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Food – 3.4%
$200,000	General Mills, Inc.	BBB+	3.150%	12/15/2021	09/15/21 @ 100	$197,537
200,000	Unilever Capital Corp.	A+	4.250%	02/10/2021		218,258
						415,795

	Health Care Products – 1.6%
200,000	Becton Dickinson and Co.	A	3.125%	11/08/2021		196,669

	Health Care Services – 0.4%
50,000	UnitedHealth Group, Inc.	A	3.375%	11/15/2021	08/15/21 @ 100	50,031

	Insurance – 4.0%
200,000	Berkshire Hathaway Finance Corp.	AA	4.250%	01/15/2021		214,763
50,000	Marsh & McLennan Cos., Inc.	A–	4.800%	07/15/2021	04/15/21 @ 100	54,033
200,000	Willis Group Holdings PLC (Ireland)	BBB–	5.750%	03/15/2021		218,395
						487,191

	Internet – 0.9%
100,000	Google, Inc.	AA	3.625%	05/19/2021		105,064

	Machinery-Construction & Mining – 2.2%
200,000	Caterpillar, Inc.	A	3.900%	05/27/2021		210,255
50,000	Joy Global, Inc.	BBB	5.125%	10/15/2021		52,331
						262,586

	Media – 4.4%
100,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	5.000%	03/01/2021		104,526
200,000	NBCUniversal Media, LLC	A–	4.375%	04/01/2021		215,014
200,000	Time Warner, Inc.	BBB	4.700%	01/15/2021		215,437
						534,977

	Mining – 1.0%
125,000	Barrick North America Finance, LLC	BBB	4.400%	05/30/2021		120,696

	Office & Business Equipment – 0.9%
100,000	Xerox Corp.	BBB	4.500%	05/15/2021		102,569

	Oil & Gas – 10.0%
200,000	BP Capital Markets PLC (United Kingdom)	A	3.561%	11/01/2021		202,964
200,000	Ensco PLC (United Kingdom)	BBB+	4.700%	03/15/2021		213,628
150,000	Marathon Petroleum Corp.	BBB	5.125%	03/01/2021		164,001
200,000	Noble Energy, Inc.	BBB	4.150%	12/15/2021	09/15/21 @ 100	208,093
200,000	Occidental Petroleum Corp.	A	3.125%	02/15/2022	11/15/21 @ 100	196,145
200,000	Transocean, Inc. (Cayman Islands)	BBB–	6.375%	12/15/2021		225,095
						1,209,926

	Pharmaceuticals – 2.9%
125,000	Express Scripts Holding Co.	BBB+	4.750%	11/15/2021		133,290
200,000	Merck & Co., Inc.	AA	3.875%	01/15/2021	10/15/20 @ 100	211,975
						345,265

	Real Estate Investment Trusts – 2.2%
50,000	Simon Property Group, LP	A	4.125%	12/01/2021	09/01/21 @ 100	52,395
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB	4.750%	06/01/2021	03/01/21 @ 100	212,382
						264,777

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 137

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail – 5.4%
$200,000	CVS Caremark Corp.	BBB+	4.125%	05/15/2021	02/15/21 @ 100	$209,924
200,000	Gap, Inc.	BBB–	5.950%	04/12/2021	01/12/21 @ 100	221,994
200,000	Home Depot, Inc.	A	4.400%	04/01/2021	01/01/21 @ 100	219,443
						651,361

	Semiconductors – 2.1%
50,000	Applied Materials, Inc.	A–	4.300%	06/15/2021		52,405
200,000	Intel Corp.	A+	3.300%	10/01/2021		201,840
						254,245

	Telecommunications – 6.9%
200,000	AT&T, Inc.	A–	3.875%	08/15/2021		201,705
200,000	Qwest Corp.	BBB–	6.750%	12/01/2021		217,799
200,000	Telefonica Emisiones SAU (Spain)	BBB	5.462%	02/16/2021		212,574
200,000	Verizon Communications, Inc.	BBB+	3.500%	11/01/2021		198,413
						830,491

	Transportation – 1.7%
200,000	United Parcel Service, Inc.	A+	3.125%	01/15/2021		203,568

	Total Investments – 98.4%
	(Cost $11,837,949)					11,858,711
	Other Assets in excess of Liabilities – 1.6%					195,127
	Net Assets – 100.0%					$12,053,838

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Limited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

% of Corporate
Country Breakdown	Bonds
United States	84.9%
United Kingdom	6.9%
Cayman Islands	1.9%
France	1.8%
Ireland	1.8%
Spain	1.8%
Netherlands	0.9%
Subject to change daily.

See notes to financial statements.
138 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.1%
	Aerospace & Defense – 7.9%
$150,000	General Dynamics Corp.	A	2.250%	11/15/2022	08/15/22 @ 100	$135,854
150,000	Raytheon Co.	A–	2.500%	12/15/2022	09/15/22 @ 100	137,419
200,000	United Technologies Corp.	A	3.100%	06/01/2022	N/A	196,827
						470,100

	Agriculture – 3.1%
200,000	Altria Group, Inc.	BBB	2.850%	08/09/2022	N/A	184,573

	Banks – 10.1%
200,000	Barclays Bank PLC (United Kingdom)	BB+	7.625%	11/21/2022	N/A	210,750
200,000	Goldman Sachs Group, Inc.	A–	5.750%	01/24/2022	N/A	226,088
100,000	JPMorgan Chase & Co.	A	4.500%	01/24/2022	N/A	106,327
60,000	Wells Fargo & Co., Series MTN	A+	3.500%	03/08/2022	N/A	60,790
						603,955

	Beverages – 3.1%
200,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	07/15/2022	N/A	185,291

	Chemicals – 3.1%
200,000	Dow Chemical Co.	BBB	3.000%	11/15/2022	08/15/22 @ 100	186,571

	Computers – 3.0%
200,000	International Business Machines Corp.	AA–	1.875%	08/01/2022	N/A	177,204

	Diversified Financial Services – 6.6%
200,000	Ford Motor Credit Co., LLC	BBB–	4.250%	09/20/2022	N/A	202,986
200,000	General Electric Capital Corp., Series GMTN	AA+	3.150%	09/07/2022	N/A	194,665
						397,651

	Food – 3.3%
200,000	Kraft Foods Group, Inc.	BBB	3.500%	06/06/2022	N/A	195,875

	Gas – 3.1%
200,000	Sempra Energy	BBB+	2.875%	10/01/2022	07/01/22 @ 100	185,579

	Media – 3.2%
200,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.800%	03/15/2022	N/A	191,658

	Mining – 3.1%
200,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.550%	03/01/2022	12/01/21 @ 100	186,818

	Miscellaneous Manufacturing – 3.2%
200,000	General Electric Co.	AA+	2.700%	10/09/2022	N/A	190,469

	Oil & Gas – 12.7%
200,000	BP Capital Markets PLC (United Kingdom)	A	2.500%	11/06/2022	N/A	184,697
200,000	Chevron Corp.	AA	2.355%	12/05/2022	09/05/22 @ 100	184,115
200,000	ConocoPhillips Co.	A	2.400%	12/15/2022	09/15/22 @ 100	184,915
200,000	Phillips 66	BBB	4.300%	04/01/2022	N/A	206,121
						759,848

	Pharmaceuticals – 6.3%
200,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	2.850%	05/08/2022	N/A	192,054
200,000	Novartis Capital Corp.	AA–	2.400%	09/21/2022	N/A	185,391
						377,445

	Real Estate Investment Trusts – 13.8%
200,000	Alexandria Real Estate Equities, Inc.	BBB–	4.600%	04/01/2022	01/01/22 @ 100	203,155
200,000	American Tower Corp.	BBB–	4.700%	03/15/2022	N/A	201,819

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 139

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts continued
$200,000	Health Care REIT, Inc.	BBB	5.250%	01/15/2022	10/15/21 @ 100	$215,789
200,000	Hospitality Properties Trust	BBB–	5.000%	08/15/2022	02/15/22 @ 100	203,813
						824,576

	Retail – 3.3%
200,000	Target Corp.	A+	2.900%	01/15/2022	N/A	194,817

	Savings & Loans – 1.6%
100,000	People’s United Financial, Inc.	BBB+	3.650%	12/06/2022	09/06/22 @ 100	95,941

	Software – 1.5%
100,000	Oracle Corp.	A+	2.500%	10/15/2022	N/A	92,318

	Telecommunications – 6.1%
200,000	AT&T, Inc.	A–	3.000%	02/15/2022	N/A	187,254
200,000	Verizon Communications, Inc.	BBB+	2.450%	11/01/2022	08/01/22 @ 100	178,266
						365,520

	Total Corporate Bonds – 98.1%
	(Cost $5,901,969)					5,866,209
	Other Assets in excess of Liabilities – 1.9%					115,652
	Net Assets – 100.0%					$5,981,861

LLC – Limited Liability Company

N/A – Not Applicable

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

% of Corporate
Country Breakdown	Bonds
United States	90.0%
United Kingdom	10.0%
Subject to change daily.

See notes to financial statements.
140 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 21.5%
	Aerospace & Defense – 0.5%
$1,041,000	Spirit Aerosystems, Inc.	BB–	7.500%	10/01/2017	10/01/14 @ 102	$1,085,243

	Apparel – 1.0%
1,982,000	Hanesbrands, Inc.	BB	8.000%	12/15/2016	12/15/14 @ 102	2,071,210

	Auto Parts & Equipment – 0.2%
420,000	TRW Automotive, Inc.(a)	BBB–	8.875%	12/01/2017	12/01/14 @ 102	438,640

	Banks – 3.1%
6,301,000	Ally Financial, Inc.	B+	7.500%	12/31/2013	N/A	6,330,142

	Beverages – 0.1%
141,000	Cott Beverages, Inc.	B+	8.375%	11/15/2017	11/15/14 @ 102	146,992

	Coal – 1.3%
2,498,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.250%	12/15/2017	12/15/14 @ 102	2,613,532

	Computers – 0.5%
1,041,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	N/A	1,048,808

	Diversified Financial Services – 2.6%
5,173,000	National Money Mart Co. (Canada)	B	10.375%	12/15/2016	12/15/14 @ 103	5,379,920

	Electric – 1.7%
3,396,000	Calpine Corp.(a)	BB–	7.250%	10/15/2017	10/15/14 @ 102	3,519,105

	Food – 0.3%
576,000	Stater Bros Holdings, Inc.	B+	7.375%	11/15/2018	11/15/14 @ 104	610,560

	Leisure Time – 0.1%
161,000	Easton-Bell Sports, Inc.	B–	9.750%	12/01/2016	12/01/14 @ 102	168,448

	Media – 1.1%
2,061,000	Gannett Co., Inc.	BB	9.375%	11/15/2017	11/15/14 @ 102	2,171,779

	Mining – 4.6%
8,744,000	Novelis, Inc. (Canada)	B	8.375%	12/15/2017	12/15/14 @ 104	9,356,080

	Miscellaneous Manufacturing – 0.2%
488,000	Polypore International, Inc.	B+	7.500%	11/15/2017	11/15/14 @ 104	519,720

	Oil & Gas – 1.9%
3,713,000	Antero Resources Finance Corp.	BB–	9.375%	12/01/2017	12/01/14 @ 102	3,887,065

	Oil & Gas Services – 0.1%
150,000	CIE Generale de Geophysique - Veritas (France)	BB–	9.500%	05/15/2016	05/15/14 @ 102	158,812

	Telecommunications – 2.2%
4,406,000	Inmarsat Finance PLC (United Kingdom)(a)	BB+	7.375%	12/01/2017	12/01/14 @ 102	4,604,270

	Total Corporate Bonds – 21.5%
	(Cost $44,017,332)					44,110,326

Principal
Amount	Description	Rating*	Yield	Maturity		Value
	U.S. Treasury Security – 76.0%
155,500,000	U.S. Treasury Bill
	(Cost $155,498,987)	NR	0.027%	12/26/2013	N/A	$155,495,335

	Total Investments – 97.5%
	(Cost $199,516,319)					199,605,661
	Other Assets in excess of Liabilities – 2.5%					5,058,159
	Net Assets – 100.0%					$204,663,820

See notes to financial statements.
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BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF continued

LLC – Limited Liability Company

N/A – Not Applicable

PLC – Public Limited Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $8,562,015, which represents 4.2% of net assets.

% of Corporate
Country Breakdown	Bonds
United States	55.8%
Canada	33.4%
United Kingdom	10.4%
France	0.4%
Subject to change daily.

See notes to financial statements.
142 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 96.3%
	Corporate Bonds – 96.0%
	Advertising – 0.7%
$800,000	Lamar Media Corp.	BB+	9.750%	04/01/2014	N/A	$826,240
2,457,000	Lamar Media Corp.	BB–	7.875%	04/15/2018	04/15/14 @ 104	2,625,919
						3,452,159

	Aerospace & Defense – 3.5%
4,750,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	5,165,625
10,265,000	TransDigm, Inc.	CCC+	7.750%	12/15/2018	12/15/14 @ 104	11,086,200
1,400,000	Triumph Group, Inc.	BB–	8.625%	07/15/2018	07/15/14 @ 104	1,526,000
						17,777,825

	Auto Manufacturers – 0.8%
3,500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	7.750%	05/15/2018	05/15/14 @ 106	3,797,500

	Auto Parts & Equipment – 1.8%
3,000,000	Cooper-Standard Automotive, Inc.	BB–	8.500%	05/01/2018	05/01/14 @ 104	3,221,250
2,028,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/14 @ 104	2,144,610
437,000	Meritor, Inc.	B–	10.625%	03/15/2018	03/15/14 @ 105	473,052
2,000,000	Tenneco, Inc.	BB–	7.750%	08/15/2018	08/15/14 @ 104	2,160,000
703,000	Tomkins, LLC / Tomkins, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	774,179
100,000	TRW Automotive, Inc.(a)	BBB–	7.000%	3/14/14	N/A	102,000
						8,875,091

	Banks – 5.0%
9,550,000	Ally Financial, Inc.	B+	4.500%	02/11/2014	N/A	9,615,656
4,250,000	Ally Financial, Inc.	B+	6.750%	12/01/2014	N/A	4,473,125
5,324,000	Ally Financial, Inc., Series 8	B+	6.750%	12/01/2014	N/A	5,623,475
5,625,000	CIT Group, Inc.(a)	BB–	5.250%	04/01/2014	N/A	5,709,375
						25,421,631

	Beverages – 1.5%
4,020,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	4,326,525
3,100,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	3,355,750
						7,682,275

	Building Materials – 1.7%
3,500,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/14 @ 103	3,753,750
1,000,000	Interline Brands, Inc.(e)	CCC+	10.000%	11/15/2018	11/15/14 @ 105	1,097,500
700,000	Nortek, Inc.	B	10.000%	12/01/2018	12/01/14 @ 105	775,250
2,570,000	USG Corp.(a)	BB–	8.375%	10/15/2018	10/15/14 @ 104	2,814,150
						8,440,650

	Chemicals – 1.6%
5,500,000	Celanese US Holdings, LLC	BB+	6.625%	10/15/2018	10/15/14 @ 103	5,933,125
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	1,946,985
						7,880,110

	Coal – 1.6%
1,600,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.500%	12/15/2019	12/15/14 @ 104	1,740,000
5,800,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/14 @ 104	6,155,250
						7,895,250

	Commercial Services – 8.2%
5,095,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	8.250%	01/15/2019	10/15/14 @ 104	5,579,025

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 143

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BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services continued
$1,300,000	Cardtronics, Inc.	BB+	8.250%	09/01/2018	09/01/14 @ 104	$1,404,000
500,000	Deluxe Corp., Series B	BB	5.125%	10/01/2014	N/A	514,375
6,600,000	Envision Healthcare Corp.	B–	8.125%	06/01/2019	06/01/14 @ 106	7,185,750
4,400,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	4,774,000
3,566,000	Interactive Data Corp.	B–	10.250%	08/01/2018	08/01/14 @ 105	3,931,515
2,422,000	Iron Mountain, Inc.	B	8.375%	08/15/2021	08/15/14 @ 104	2,627,870
4,500,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B–	9.500%	12/01/2019	12/01/14 @ 107	5,073,750
1,200,000	RR Donnelley & Sons Co.	BB–	4.950%	04/01/2014	N/A	1,216,500
1,740,000	Service Corp. International	BB–	7.000%	05/15/2019	11/15/14 @ 104	1,870,500
1,000,000	Stewart Enterprises, Inc.(b)	BB	6.500%	04/15/2019	04/15/14 @ 105	1,065,000
1,300,000	TransUnion, LLC / TransUnion Financing Corp.	B–	11.375%	06/15/2018	06/15/14 @ 106	1,433,250
1,150,000	United Rentals North America, Inc.	B+	10.250%	11/15/2019	11/15/14 @ 105	1,302,375
3,050,000	United Rentals North America, Inc.	B+	9.250%	12/15/2019	12/15/14 @ 105	3,419,812
						41,397,722

	Computers – 1.7%
5,500,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	5,905,625
1,400,000	Stream Global Services, Inc.	B+	11.250%	10/01/2014	01/03/14 @ 100	1,410,500
1,025,000	SunGard Data Systems, Inc.	BB	4.875%	01/15/2014	N/A	1,030,125
						8,346,250

	Diversified Financial Services – 1.3%
1,900,000	Aircastle Ltd. (Bermuda)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,094,750
4,000,000	Credit Acceptance Corp.	BB	9.125%	02/01/2017	02/01/14 @ 105	4,235,000
						6,329,750

	Electric – 2.1%
4,900,000	NRG Energy, Inc.	BB–	7.625%	05/15/2019	05/15/14 @ 104	5,230,750
4,707,000	NRG Energy, Inc.	BB–	8.500%	06/15/2019	06/15/14 @ 104	5,142,398
						10,373,148

	Electrical Components & Equipment – 0.3%
1,600,000	Coleman Cable, Inc.	B	9.000%	02/15/2018	02/15/14 @ 105	1,696,000

	Entertainment – 5.7%
4,500,000	AMC Entertainment, Inc.	B–	8.750%	06/01/2019	06/01/14 @ 104	4,837,500
2,000,000	Cedar Fair, LP / Canada’s Wonderland Co. / Magnum Management Corp.	B+	9.125%	08/01/2018	08/01/14 @ 105	2,190,000
3,500,000	Regal Cinemas Corp.	B–	8.625%	07/15/2019	07/15/14 @ 104	3,780,000
2,829,000	Regal Entertainment Group	B–	9.125%	08/15/2018	08/15/14 @ 105	3,104,827
2,180,000	Scientific Games Corp.	B	8.125%	09/15/2018	09/15/14 @ 104	2,346,225
2,950,000	Scientific Games International, Inc.	B	9.250%	06/15/2019	06/15/14 @ 105	3,193,375
3,190,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	3,397,350
5,175,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	6,015,938
						28,865,215

	Environmental Control – 0.3%
1,500,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	1,661,250

	Food – 1.9%
4,500,000	Bumble Bee Holdings, Inc.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	4,938,750
3,500,000	Michael Foods Group, Inc.	CCC+	9.750%	07/15/2018	07/15/14 @ 105	3,832,500
750,000	TreeHouse Foods, Inc.	BB–	7.750%	03/01/2018	03/01/14 @ 104	791,250
						9,562,500

See notes to financial statements.
144 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Forest Products & Paper – 0.6%
$2,827,000	Clearwater Paper Corp.	BB	7.125%	11/01/2018	11/01/14 @ 104	$3,053,160

	Health Care Products – 0.8%
3,500,000	ConvaTec Healthcare E SA (Luxembourg)(a)	B	10.500%	12/15/2018	12/15/14 @ 105	3,955,000

	Health Care Services – 4.8%
1,002,000	Apria Healthcare Group, Inc.	B–	12.375%	11/01/2014	01/03/14 @ 100	1,012,020
6,400,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	6,880,000
3,950,000	HCA, Inc.	B–	5.750%	03/15/2014	N/A	3,999,375
7,650,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/14 @ 104	8,195,062
2,329,000	HealthSouth Corp.	BB–	7.250%	10/01/2018	10/01/14 @ 104	2,509,498
1,750,000	Universal Health Services, Inc.	B+	7.000%	10/01/2018	10/01/14 @ 104	1,881,250
						24,477,205

	Home Builders – 0.3%
1,422,000	Lennar Corp., Series B	BB–	5.500%	09/01/2014	N/A	1,468,215

	Household Products & Housewares – 2.1%
9,750,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	10,481,250

	Iron & Steel – 0.6%
3,000,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	3,045,249

	Leisure Time – 0.4%
1,624,000	ClubCorp Club Operations, Inc.	B	10.000%	12/01/2018	12/01/14 @ 105	1,818,880

	Lodging – 1.6%
4,058,000	Felcor Lodging, LP	B+	10.000%	10/01/2014	N/A	4,342,060
3,950,000	MGM Resorts International	B+	5.875%	02/27/2014	N/A	3,994,438
						8,336,498

	Machinery-Diversified – 0.5%
2,250,000	Manitowoc Co., Inc.(b)	B+	9.500%	02/15/2018	02/15/14 @ 105	2,399,063

	Media – 6.6%
9,486,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.000%	01/15/2019	01/15/14 @ 105	10,043,302
6,950,000	DISH DBS Corp.	BB–	6.625%	10/01/2014	N/A	7,262,750
1,832,000	Gannett Co., Inc.	BB	8.750%	11/15/2014	N/A	1,964,820
1,650,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	1,773,750
2,852,000	MediaCom, LLC / MediaCom Capital Corp.	B–	9.125%	08/15/2019	08/15/14 @ 105	3,119,375
7,000,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	7.750%	10/15/2018	10/15/14 @ 104	7,647,500
1,500,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	1,642,500
						33,453,997

	Metal Fabricate & Hardware – 0.6%
2,000,000	A.M. Castle & Co.	B–	12.750%	12/15/2016	12/15/14 @ 106	2,250,000
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	639,000
						2,889,000

	Mining – 0.2%
1,000,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	8.750%	01/15/2014	N/A	1,005,000

	Miscellaneous Manufacturing – 0.7%
3,420,000	SPX Corp.	BB+	7.625%	12/15/2014	N/A	3,650,850

	Office & Business Equipment – 0.5%
2,520,000	CDW, LLC / CDW Finance Corp.	B+	8.000%	12/15/2018	12/15/14 @ 104	2,768,850

	Office Furnishings – 0.4%
1,800,000	Interface, Inc.	BB	7.625%	12/01/2018	12/01/14 @ 104	1,939,500
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 145

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 5.7%
$1,786,000	Antero Resources Finance Corp.	BB–	7.250%	08/01/2019	08/01/14 @ 105	$1,924,415
1,360,000	Berry Petroleum Co.	BB–	10.250%	06/01/2014	N/A	1,428,000
5,200,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	5,674,500
350,000	Citgo Petroleum Corp.(a)	BB+	11.500%	07/01/2017	07/01/14 @ 106	386,750
2,100,000	Continental Resources, Inc.	BBB–	8.250%	10/01/2019	10/01/14 @ 104	2,315,250
5,050,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	5,656,000
350,000	Petrohawk Energy Corp.	BBB+	10.500%	08/01/2014	02/01/14 @ 100	357,175
1,760,000	Plains Exploration & Production Co.	BBB	8.625%	10/15/2019	10/15/14 @ 104	1,942,531
1,865,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	1,995,550
1,500,000	Rosetta Resources, Inc.	B+	9.500%	04/15/2018	04/15/14 @ 105	1,620,000
2,340,000	Tesoro Corp.	BB+	9.750%	06/01/2019	06/01/14 @ 105	2,562,300
2,750,000	Whiting Petroleum Corp.	BB–	6.500%	10/01/2018	10/01/14 @ 103	2,935,625
						28,798,096

	Packaging & Containers – 3.0%
1,325,000	Ardagh Packaging Finance PLC (Ireland)(a) (b)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,432,656
3,000,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	3,240,000
2,200,000	Ball Corp.	BB+	7.375%	09/01/2019	09/01/14 @ 104	2,387,000
3,395,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	3,683,575
1,500,000	BWAY Holding Co.	CCC+	10.000%	06/15/2018	06/15/14 @ 105	1,653,750
2,585,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	2,817,650
						15,214,631

	Pharmaceuticals – 5.8%
6,200,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	6,672,750
3,250,000	NBTY, Inc.	B	9.000%	10/01/2018	10/01/14 @ 105	3,591,250
4,000,000	Valeant Pharmaceuticals International(a)	B	6.750%	10/01/2017	10/01/14 @ 103	4,295,000
7,188,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	7,745,070
6,625,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BBB	7.750%	09/15/2018	09/15/14 @ 104	7,246,094
						29,550,164

	Pipelines – 3.1%
3,750,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/14 @ 104	3,960,937
1,500,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	1,549,823
2,500,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B–	8.250%	04/15/2018	04/15/14 @ 104	2,662,500
5,060,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	5,477,450
2,070,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	2,256,300
						15,907,010

	Real Estate – 1.3%
3,350,000	Atlantic Finance Ltd. (Jersey)(a)	BB	10.750%	05/27/2014	N/A	3,490,117
3,015,000	CBRE Services, Inc.	B+	6.625%	10/15/2020	10/15/14 @ 105	3,226,050
						6,716,167

	Real Estate Investment Trusts – 0.3%
1,660,000	iStar Financial, Inc., Series B	B+	5.700%	03/01/2014	N/A	1,681,331
51,000	Sabra Health Care, LP / Sabra Capital Corp.	BB–	8.125%	11/01/2018	11/01/14 @ 104	55,463
						1,736,794

	Retail – 5.6%
3,500,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/14 @ 107	3,885,000
4,900,000	Burger King Corp.	B	9.875%	10/15/2018	10/15/14 @ 105	5,481,875

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail continued
$5,742,000	DineEquity, Inc.	B–	9.500%	10/30/2018	10/30/14 @ 105	$6,402,330
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/14 @ 104	42,500
1,080,000	Fifth & Pacific Cos., Inc., Series *	B	10.500%	04/15/2019	04/15/14 @ 105	1,174,500
2,000,000	L Brands, Inc.	BB–	5.250%	11/01/2014	N/A	2,085,000
6,970,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	7,579,875
1,500,000	Rite Aid Corp.	B	10.250%	10/15/2019	10/15/14 @ 105	1,695,000
						28,346,080

	Semiconductors – 0.9%
4,420,000	Freescale Semiconductor, Inc.(a)	B	9.250%	04/15/2018	N/A	4,790,175

	Software – 0.8%
1,400,000	Fidelity National Information Services, Inc.	BBB–	7.875%	07/15/2020	07/15/14 @ 106	1,536,734
770,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	912,450
1,500,000	SSI Investments II Ltd. / SSI Co.-Issuer, LLC	CCC+	11.125%	06/01/2018	06/01/14 @ 106	1,638,750
						4,087,934

	Telecommunications – 7.8%
4,000,000	Crown Castle International Corp.	B+	7.125%	11/01/2019	11/01/14 @ 104	4,351,600
1,427,000	Frontier Communications Corp.	BB–	8.250%	05/01/2014	N/A	1,471,594
4,251,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	4,543,256
7,233,000	MetroPCS Wireless, Inc.	BB	7.875%	09/01/2018	09/01/14 @ 104	7,829,722
3,500,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	3,928,750
6,200,000	Telesat Canada / Telesat, LLC (Canada)(a)	B–	6.000%	05/15/2017	05/15/14 @ 103	6,486,750
2,500,000	UPC Holding BV, (Netherlands)(a)	B	9.875%	04/15/2018	04/15/14 @ 105	2,696,875
4,204,000	Virgin Media Finance PLC (United Kingdom)	B	8.375%	10/15/2019	10/15/14 @ 104	4,598,125
3,400,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	3,680,500
						39,587,172

	Transportation – 1.3%
2,394,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	2,663,325
3,500,000	Swift Services Holdings, Inc.		10.000%	11/15/2018	11/15/14 @ 105	3,915,625
						6,578,950

	Total Corporate Bonds – 96.0%
	(Cost $480,043,028)					485,509,216

Number
of Shares	Description					Value
	Exchange Traded Fund – 0.3%
33,600	SPDR Barclays High Yield Bond ETF
	(Cost $1,332,760)					$1,369,200

	Total Long-Term Investments – 96.3%
	(Cost $481,375,788)					486,878,416

	Investments of Collateral for Securities Loaned – 0.5%
2,350,360	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)
	(Cost $2,350,360)					2,350,360

	Total Investments – 96.8%
	(Cost $483,726,148)					489,228,776
	Other Assets in excess of Liabilities – 3.2%					16,432,674
	Net Assets – 100.0%					$505,661,450

See notes to financial statements.
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BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $70,510,118, which represents 13.9% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)	Interest rate shown reflects yield as of November 30, 2013.

(d)	At November 30, 2013, the total market value of the Fund’s securities on loan was $2,290,321 and the total market value of the collateral held by the Fund was $2,350,360.

(e)	Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

% of Long-Term
Country Breakdown	Investments
United States	91.4%
United Kingdom	1.9%
Canada	1.7%
Puerto Rico	1.5%
Ireland	1.0%
Luxembourg	0.8%
Jersey	0.7%
Netherlands	0.6%
Bermuda	0.4%
Subject to change daily.

See notes to financial statements.
148 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.3%
	Corporate Bonds – 97.9%
	Aerospace & Defense – 1.7%
$1,617,000	Alliant Techsystems, Inc.	B+	6.875%	09/15/2020	09/15/15 @ 103	$1,754,445
6,580,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	7,270,900
2,595,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,828,550
						11,853,895

	Airlines – 0.9%
6,200,000	United Airlines, Inc.(a)	BB–	6.750%	09/15/2015	09/15/14 @ 100	6,401,500

	Apparel – 2.4%
9,310,000	Hanesbrands, Inc.	BB	6.375%	12/15/2020	12/15/15 @ 103	10,217,725
5,834,000	Levi Strauss & Co.(b)	BB–	7.625%	05/15/2020	05/15/15 @ 104	6,424,693
						16,642,418

	Auto Manufacturers – 2.5%
12,627,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	14,079,105
2,750,000	Oshkosh Corp.	BB	8.500%	03/01/2020	03/01/15 @ 104	3,045,625
						17,124,730

	Auto Parts & Equipment – 3.8%
9,468,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	10,698,840
3,232,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	3,587,520
1,200,000	Meritor, Inc.	B–	8.125%	09/15/2015	N/A	1,314,000
4,250,000	Schaeffler Finance BV (Netherlands)(a)	BB–	8.500%	02/15/2019	02/15/15 @ 106	4,813,125
5,000,000	Tenneco, Inc.	BB–	6.875%	12/15/2020	12/15/15 @ 103	5,500,000
						25,913,485

	Banks – 6.6%
15,450,000	Ally Financial, Inc.	B+	8.300%	02/12/2015	N/A	16,724,625
12,935,000	Ally Financial, Inc.	B+	4.625%	06/26/2015	N/A	13,613,298
12,765,000	CIT Group, Inc.(a) (b)	BB–	4.750%	02/15/2015	N/A	13,307,513
100,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	102,960
2,000,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	2,120,660
						45,869,056

	Building Materials – 1.6%
1,500,000	Building Materials Corp. of America(a)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,620,000
3,425,000	Building Materials Corp. of America(a)	BB+	7.500%	03/15/2020	03/15/15 @ 104	3,707,562
500,000	Building Materials Corp. of America(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	540,000
4,741,000	Lafarge SA (France)(a)	BB+	6.200%	07/09/2015	N/A	5,037,313
						10,904,875

	Chemicals – 1.6%
3,000,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	3,330,000
3,750,000	Huntsman International, LLC	B+	8.625%	03/15/2021	09/15/15 @ 104	4,218,750
3,200,000	PolyOne Corp.	BB–	7.375%	09/15/2020	09/15/15 @ 104	3,560,000
						11,108,750

	Commercial Services – 6.3%
2,300,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	9.750%	03/15/2020	09/15/15 @ 105	2,702,500
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	N/A	5,062,500
11,059,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	11,971,368
4,225,000	Iron Mountain, Inc.	B	7.750%	10/01/2019	10/01/15 @ 104	4,710,875

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services continued
$2,500,000	Knowledge Universe Education, LLC(a)	CCC	7.750%	02/01/2015	N/A	$2,475,000
581,000	RR Donnelley & Sons Co.	BB–	5.500%	05/15/2015	N/A	614,407
7,500,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	8,090,625
6,827,000	United Rentals North America, Inc.(b)	B–	8.375%	09/15/2020	09/15/15 @ 104	7,646,240
						43,273,515

	Computers – 1.1%
6,789,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	7,416,983

	Distribution & Wholesale – 1.8%
11,241,000	HD Supply, Inc.	B+	8.125%	04/15/2019	04/15/15 @ 106	12,603,971

	Diversified Financial Services – 1.6%
400,000	International Lease Finance Corp.	BBB–	8.625%	09/15/2015	N/A	447,000
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	04/01/14 @ 100	3,038,500
4,000,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	9.625%	05/01/2019	05/01/15 @ 107	4,520,000
2,900,000	Nuveen Investments, Inc.(b)	CCC	5.500%	09/15/2015	N/A	2,914,500
100,000	Springleaf Finance Corp., Series MTNI	CCC+	5.400%	12/01/2015	N/A	105,125
						11,025,125

	Electric – 4.7%
4,398,000	AES Corp.	BB–	7.750%	10/15/2015	N/A	4,881,780
9,875,000	Calpine Corp.(a)	BB–	7.875%	07/31/2020	07/31/15 @ 104	10,862,500
15,000,000	Calpine Corp.(a)	BB–	7.500%	02/15/2021	11/01/15 @ 104	16,425,000
						32,169,280

	Electrical Components & Equipment – 0.3%
1,975,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	2,073,750

	Entertainment – 1.0%
5,500,000	AMC Entertainment, Inc.	CCC+	9.750%	12/01/2020	12/01/15 @ 105	6,311,250
425,000	Snoqualmie Entertainment Authority(a)	B	9.125%	02/01/2015	N/A	424,734
						6,735,984

	Environmental Control – 0.1%
371,000	Covanta Holding Corp.	B	7.250%	12/01/2020	12/01/15 @ 104	407,083

	Health Care Products – 0.8%
5,150,000	Fresenius US Finance II, Inc.(a)	BB+	9.000%	07/15/2015	N/A	5,768,000

	Health Care Services – 7.7%
16,969,000	CHS/Community Health Systems, Inc.	B	8.000%	11/15/2019	11/15/15 @ 104	18,538,632
13,166,000	HCA Holdings, Inc.	B–	7.750%	05/15/2021	11/15/15 @ 104	14,433,228
6,850,000	HCA, Inc.	B–	6.375%	01/15/2015	N/A	7,226,750
3,000,000	HealthSouth Corp.	BB–	8.125%	02/15/2020	02/15/15 @ 104	3,315,000
3,959,000	LifePoint Hospitals, Inc.	BB–	6.625%	10/01/2020	10/01/15 @ 103	4,236,130
45,000	ResCare, Inc.	B–	10.750%	01/15/2019	01/15/15 @ 105	50,625
5,000,000	Tenet Healthcare Corp.	CCC+	9.250%	02/01/2015	N/A	5,437,500
						53,237,865

	Holding Companies-Diversified – 0.6%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,283,125

	Home Builders – 0.7%
856,000	KB Home	B	6.250%	06/15/2015	N/A	911,640
4,000,000	Lennar Corp., Series B	BB–	5.600%	05/31/2015	N/A	4,240,000
						5,151,640

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Household Products & Housewares – 2.8%
$3,116,000	Jarden Corp.	BB–	7.500%	01/15/2020	01/15/15 @ 104	$3,388,650
1,000,000	Reynolds Group Issuer, Inc.	B+	7.125%	04/15/2019	10/15/14 @ 104	1,075,000
13,250,000	Reynolds Group Issuer, Inc.	B+	7.875%	08/15/2019	08/15/15 @ 104	14,773,750
						19,237,400

	Internet – 2.3%
2,300,000	eAccess Ltd. (Japan)(a)	BB	8.250%	04/01/2018	04/01/15 @ 104	2,530,000
5,200,000	GXS Worldwide, Inc.	B	9.750%	06/15/2015	06/15/14 @ 100	5,415,020
7,425,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	8,223,188
						16,168,208

	Iron & Steel – 4.0%
6,750,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	7,382,812
4,750,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	4,892,500
8,500,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	8,829,375
1,500,000	Essar Steel Algoma, Inc. (Canada)(a)	B	9.375%	03/15/2015	03/15/14 @ 100	1,466,250
4,890,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	5,342,325
						27,913,262

	Lodging – 1.4%
1,530,000	Marina District Finance Co., Inc.	B+	9.500%	10/15/2015	10/15/14 @ 102	1,608,413
7,250,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	7,848,125
						9,456,538

	Machinery-Diversified – 2.0%
6,812,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	7,058,935
5,750,000	Manitowoc Co., Inc.	B+	8.500%	11/01/2020	11/01/15 @ 104	6,526,250
						13,585,185

	Media – 4.3%
7,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	8.125%	04/30/2020	04/30/15 @ 104	7,847,125
7,385,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.375%	06/01/2020	12/01/15 @ 104	8,068,112
6,500,000	DISH DBS Corp.	BB–	7.750%	05/31/2015	N/A	7,109,375
1,500,000	Gannett Co., Inc.	BB	6.375%	09/01/2015	N/A	1,627,500
175,000	New York Times Co.	BB–	5.000%	03/15/2015	N/A	182,000
4,300,000	Unitymedia Hessen GmbH & Co. KG (Germany)(a)	B+	7.500%	03/15/2019	03/15/15 @ 104	4,697,750
						29,531,862

	Metal Fabricate & Hardware – 0.2%
1,320,000	Mueller Water Products, Inc.	B1	8.750%	09/01/2020	09/01/15 @ 104	1,488,300

	Mining – 1.9%
11,834,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	13,313,250

	Oil & Gas – 10.4%
3,000,000	Berry Petroleum Co.	BB–	6.750%	11/01/2020	11/01/15 @ 103	3,135,000
3,000,000	Chaparral Energy, Inc.	B–	9.875%	10/01/2020	10/01/15 @ 105	3,435,000
10,400,000	Chesapeake Energy Corp.	BB–	9.500%	02/15/2015	N/A	11,388,000
1,751,000	Continental Resources, Inc.	BBB–	7.375%	10/01/2020	10/01/15 @ 104	1,969,875
8,563,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	9,494,226
2,500,000	Energy XXI Gulf Coast, Inc.	B+	7.750%	06/15/2019	06/15/15 @ 104	2,687,500
7,150,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	7,739,875
6,017,000	Kodiak Oil & Gas Corp. (Canada)	B	8.125%	12/01/2019	12/01/15 @ 104	6,693,912

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$10,100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	8.625%	04/15/2020	04/15/15 @ 104	$10,857,500
350,000	Petrohawk Energy Corp.	BBB+	7.875%	06/01/2015	06/01/14 @ 100	358,838
2,500,000	Plains Exploration & Production Co.	BBB	7.625%	04/01/2020	04/01/15 @ 104	2,760,500
4,750,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	5,202,086
5,250,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	5,722,500
						71,444,812

	Packaging & Containers – 2.0%
5,042,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	5,508,385
7,170,000	Sealed Air Corp.(a)	BB–	8.125%	09/15/2019	09/15/15 @ 104	8,120,025
						13,628,410

	Pharmaceuticals – 1.7%
3,900,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	4,358,250
7,029,000	Valeant Pharmaceuticals International(a)	B	7.000%	10/01/2020	10/01/15 @ 104	7,573,748
						11,931,998

	Pipelines – 1.1%
900,000	Kinder Morgan Kansas, Inc.	BB	5.150%	03/01/2015	N/A	944,530
4,930,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	5,361,375
1,200,000	NGPL PipeCo, LLC(a) (b)	B	9.625%	06/01/2019	06/01/15 @ 107	1,194,000
						7,499,905

	Real Estate – 1.3%
7,850,000	Realogy Group, LLC(a)	B–	7.875%	02/15/2019	02/15/15 @ 104	8,615,375

	Retail – 3.9%
4,500,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	4,882,500
2,000,000	Asbury Automotive Group, Inc.	B+	8.375%	11/15/2020	11/15/15 @ 104	2,260,000
5,100,000	PVH Corp.	BB	7.375%	05/15/2020	05/15/15 @ 104	5,597,250
6,000,000	Rite Aid Corp.	BB–	8.000%	08/15/2020	08/15/15 @ 104	6,750,000
6,975,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	7,750,969
						27,240,719

	Shipbuilding – 0.9%
6,040,000	Huntington Ingalls Industries, Inc.	B+	6.875%	03/15/2018	03/15/15 @ 103	6,538,300

	Software – 0.9%
5,600,000	First Data Corp.(a)	B+	8.875%	08/15/2020	08/15/15 @ 104	6,251,000

	Storage & Warehousing – 0.2%
1,500,000	Mobile Mini, Inc.	B+	7.875%	12/01/2020	12/01/15 @ 104	1,661,250

	Telecommunications – 8.4%
3,600,000	Avaya, Inc.	CCC+	9.750%	11/01/2015	N/A	3,618,000
8,494,000	CommScope, Inc.(a)	B+	8.250%	01/15/2019	01/15/15 @ 104	9,385,870
11,600,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	04/01/2019	04/01/15 @ 104	12,600,500
5,500,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	6,393,750
5,593,000	Level 3 Financing, Inc.	CCC+	9.375%	04/01/2019	04/01/15 @ 105	6,278,142
10,750,000	Level 3 Financing, Inc.	CCC+	8.125%	07/01/2019	07/01/15 @ 104	11,851,875
2,340,000	SBA Telecommunications, Inc.	BB–	8.250%	08/15/2019	08/15/14 @ 104	2,538,900
4,700,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	5,052,500
						57,719,537

See notes to financial statements.
152 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Trucking & Leasing – 0.4%
$2,400,000	Maxim Crane Works, LP / Maxim Finance Corp.(a)	B	12.250%	04/15/2015	04/15/14 @ 100	$2,505,000

	Total Corporate Bonds – 97.9%
	(Cost $664,161,730)					675,695,341

Number
of Shares	Description					Value
	Exchange Traded Fund – 0.4%
69,300	SPDR Barclays High Yield Bond ETF
	(Cost $2,742,695)					$2,823,975

	Total Long-Term Investments – 98.3%
	(Cost $666,904,425)					678,519,316

	Investments of Collateral for Securities Loaned – 1.6%
10,987,070	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)
	(Cost $10,987,070)					10,987,070

	Total Investments – 99.9%
	(Cost $678,121,495)					689,506,386
	Other Assets in excess of Liabilities – 0.1%					769,961
	Net Assets – 100.0%					$690,276,347

BV – Limited Liability Company

GmbH & Co. KG – Limited Partnership

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $123,721,265, which represents 17.9% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)	At November 30, 2013, the total market value of the Fund’s securities on loan was $10,724,801 and the total market value of the collateral held by the Fund was $10,987,070.

(d)	Interest rate shown reflects yield as of November 30, 2013.

% of Long-Term
Country Breakdown	Investments
United States	89.3%
Luxembourg	5.0%
Canada	3.2%
France	0.7%
Netherlands	0.7%
Germany	0.7%
Japan	0.4%
United Kingdom	0.0%*
Subject to change daily.
* Amount is less than 0.1%.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 153

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 95.3%
	Corporate Bonds – 93.8%
	Auto Manufacturers – 3.4%
$7,900,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.250%	06/15/2021	06/15/16 @ 104	$9,025,750
2,500,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	8.125%	05/15/2021	05/15/16 @ 104	2,843,750
						11,869,500

	Banks – 2.2%
2,500,000	Ally Financial, Inc.	B+	3.125%	01/15/2016	N/A	2,554,950
5,000,000	Ally Financial, Inc.	B+	3.500%	07/18/2016	N/A	5,156,250
						7,711,200

	Beverages – 1.2%
3,700,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	4,231,875

	Building Materials – 6.2%
4,800,000	Building Materials Corp. of America(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	5,184,000
3,405,000	Hanson Ltd. (Germany)	Ba2	6.125%	08/15/2016	N/A	3,749,756
900,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	992,250
4,132,000	Nortek, Inc.	B	8.500%	04/15/2021	04/15/16 @ 104	4,586,520
2,845,000	USG Corp.	CCC+	6.300%	11/15/2016	N/A	3,072,600
1,450,000	USG Corp.(a)	BB–	7.875%	03/30/2020	03/30/16 @ 104	1,613,125
2,286,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	2,560,320
						21,758,571

	Chemicals – 1.0%
3,500,000	Ashland, Inc.	BB	3.000%	03/15/2016	02/15/16 @ 100	3,587,500

	Coal – 1.6%
1,750,000	Arch Coal, Inc.(b)	B–	8.750%	08/01/2016	08/01/14 @ 102	1,802,500
3,400,000	Peabody Energy Corp.	BB	7.375%	11/01/2016	N/A	3,850,500
						5,653,000

	Commercial Services – 2.9%
2,973,000	Hertz Corp.	B	7.375%	01/15/2021	01/15/16 @ 104	3,277,733
1,500,000	Neff Rental, LLC / Neff Finance Corp.(a)	B	9.625%	05/15/2016	05/15/14 @ 104	1,593,750
1,100,000	R.R. Donnelley & Sons	BB–	8.600%	08/15/2016	N/A	1,278,750
3,500,000	United Rentals North America, Inc.	B+	8.250%	02/01/2021	02/01/16 @ 104	3,998,750
						10,148,983

	Computers – 0.3%
900,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/14 @ 105	966,375

	Cosmetics & Personal Care – 0.5%
1,500,000	Elizabeth Arden, Inc.	BB–	7.375%	03/15/2021	03/15/16 @ 104	1,644,375

	Distribution & Wholesale – 2.8%
3,640,000	HD Supply, Inc.	CCC+	11.000%	04/15/2020	04/15/16 @ 106	4,340,700
4,550,000	HD Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	5,448,625
						9,789,325

	Diversified Financial Services – 1.8%
2,400,000	E*TRADE Financial Corp.	B–	6.750%	06/01/2016	N/A	2,598,000
3,800,000	General Motors Financial Co., Inc.(a)	BB–	2.750%	05/15/2016	N/A	3,854,625
						6,452,625

See notes to financial statements.
154 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 3.3%
$2,000,000	AES Corp.	BB–	9.750%	04/15/2016	N/A	$2,365,000
2,600,000	DPL, Inc.	BB	6.500%	10/15/2016	09/15/16 @ 100	2,821,000
5,800,000	NRG Energy, Inc.	BB–	7.875%	05/15/2021	05/15/16 @ 104	6,496,000
						11,682,000

	Entertainment – 0.0%***
84,000	National CineMedia, LLC	B	7.875%	07/15/2021	07/15/16 @ 104	92,820

	Food – 2.0%
1,500,000	American Seafoods Group, LLC / American Seafoods Finance, Inc.(a)	B–	10.750%	05/15/2016	05/15/14 @ 103	1,556,250
2,080,000	Dean Foods Co.(b)	B	7.000%	06/01/2016	N/A	2,340,000
2,783,000	SUPERVALU, Inc.(b)	B–	8.000%	05/01/2016	N/A	3,106,524
						7,002,774

	Forest Products & Paper – 0.2%
500,000	Stora ENSO OYJ (Finland)(a)	BB	6.404%	04/15/2016	N/A	540,000

	Gas – 2.3%
7,020,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	7,967,700

	Health Care Services – 4.5%
5,100,000	HCA, Inc.	B–	6.500%	02/15/2016	N/A	5,590,875
1,500,000	Health Management Associates, Inc.	BB–	6.125%	04/15/2016	N/A	1,668,750
4,300,000	Health Management Associates, Inc.	B–	7.375%	01/15/2020	01/15/16 @ 104	4,837,500
1,857,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	1,980,026
1,645,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	1,862,963
						15,940,114

	Home Builders – 1.7%
2,300,000	D.R. Horton, Inc.	BB	6.500%	04/15/2016	N/A	2,535,750
1,280,000	Lennar Corp., Series B	BB–	6.500%	04/15/2016	N/A	1,408,000
1,745,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	2,120,175
						6,063,925

	Household Products & Housewares – 1.0%
1,900,000	American Achievement Corp.(a)	B–	10.875%	04/15/2016	10/15/14 @ 103	2,021,125
1,500,000	Prestige Brands, Inc.	B–	8.125%	02/01/2020	02/01/16 @ 104	1,674,375
						3,695,500

	Internet – 1.9%
2,970,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	3,263,288
2,900,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	3,364,000
						6,627,288

	Iron & Steel – 1.5%
1,950,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/14 @ 102	2,023,125
3,061,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	3,191,092
						5,214,217

	Leisure Time – 0.9%
250,000	Icon Health & Fitness, Inc.(a)	CCC+	11.875%	10/15/2016	10/15/14 @ 103	223,125
2,500,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	2,809,375
						3,032,500
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 155

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Lodging – 2.7%
$1,350,000	MGM Resorts International(b)	B+	6.875%	04/01/2016	N/A	$1,498,500
3,895,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	4,411,088
2,850,000	MGM Resorts International	B+	10.000%	11/01/2016	N/A	3,441,375
						9,350,963

	Machinery-Diversified – 1.4%
1,600,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	1,768,000
2,905,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	3,202,762
						4,970,762

	Media – 4.2%
3,807,000	AMC Networks, Inc.	BB	7.750%	07/15/2021	07/15/16 @ 104	4,301,910
7,340,000	DISH DBS Corp.	BB–	7.125%	02/01/2016	N/A	8,129,050
1,625,000	Harron Communications, LP/Harron Finance Corp.(a)	B–	9.125%	04/01/2020	04/01/16 @ 105	1,815,937
600,000	New York Times Co.	BB–	6.625%	12/15/2016	N/A	669,000
						14,915,897

	Mining – 2.8%
7,000,000	FQM Akubra, Inc. (Canada)(a)	B+	8.750%	06/01/2020	06/01/16 @ 104	7,647,500
1,800,000	Kaiser Aluminum Corp.	BB–	8.250%	06/01/2020	06/01/16 @ 104	2,047,500
						9,695,000

	Miscellaneous Manufacturing – 1.2%
4,150,000	Bombardier, Inc. (Canada)(a)	BB	4.250%	01/15/2016	N/A	4,357,500

	Oil & Gas – 10.1%
3,500,000	Atwood Oceanics, Inc.	BB	6.500%	02/01/2020	02/01/16 @ 103	3,780,000
2,500,000	Chaparral Energy, Inc.	B–	8.250%	09/01/2021	09/01/16 @ 104	2,756,250
2,300,000	Chesapeake Energy Corp.	BB–	3.250%	03/15/2016	03/15/14 @ 101	2,346,000
3,250,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	3,587,187
1,500,000	Continental Resources, Inc.	BBB–	7.125%	04/01/2021	04/01/16 @ 104	1,683,750
1,750,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	1,876,875
9,700,000	EP Energy, LLC / EP Energy Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	11,203,500
3,600,000	PBF Holding Co., LLC / PBF Finance Corp.	BB+	8.250%	02/15/2020	02/15/16 @ 104	3,798,000
1,205,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	1,315,612
1,000,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	1,094,256
1,950,000	Quicksilver Resources, Inc.(b)	CCC–	7.125%	04/01/2016	04/01/14 @ 100	1,915,875
						35,357,305

	Oil & Gas Services – 0.3%
1,000,000	Cie Generale de Geophysique - Veritas (France)	BB–	6.500%	06/01/2021	06/01/16 @ 103	1,032,500

	Packaging & Containers – 4.6%
4,010,000	Berry Plastics Corp.	CCC+	9.750%	01/15/2021	01/15/16 @ 105	4,686,687
3,000,000	Crown Americas, LLC / Crown Americas Capital Corp. III	BB	6.250%	02/01/2021	02/01/16 @ 103	3,255,000
2,850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	3,231,187
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/14 @ 102	516,563
3,965,000	Sealed Air Corp.(a)	BB–	8.375%	09/15/2021	09/15/16 @ 104	4,559,750
						16,249,187

	Pharmaceuticals – 2.8%
650,000	Valeant Pharmaceuticals International(a)	B	6.500%	07/15/2016	07/15/14 @ 102	672,507
8,750,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	9,264,062
						9,936,569

See notes to financial statements.
156 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines – 3.2%
$3,250,000	Kinder Morgan Finance Co., LLC	BB	5.700%	01/05/2016	N/A	$3,511,222
2,250,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	2,441,250
2,000,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	2,150,000
2,975,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	3,220,438
						11,322,910

	Real Estate – 2.2%
3,550,000	Realogy Corp.(a)	BB–	7.625%	01/15/2020	01/15/16 @ 104	3,984,875
1,500,000	Realogy Corp.(a)	B–	9.000%	01/15/2020	01/15/16 @ 105	1,747,500
2,000,000	Realogy Group, LLC / Sunshine Group Florida Ltd.(a)	B–	3.375%	05/01/2016	N/A	2,015,000
						7,747,375

	Real Estate Investment Trusts – 1.6%
1,500,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	1,597,500
1,350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	1,454,625
1,500,000	iStar Financial, Inc.(b)	B+	3.875%	07/01/2016	04/01/16 @ 100	1,541,250
1,015,000	MPT Operating Partnership, LP / MPT Finance Corp.	BB	6.875%	05/01/2021	05/01/16 @ 103	1,093,663
						5,687,038

	Retail – 1.3%
3,042,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	3,330,990
1,250,000	Toys “R” US, Inc.(a) (b)	B+	7.375%	09/01/2016	09/01/14 @ 102	1,184,375
						4,515,365

	Semiconductors – 0.9%
3,000,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	3.500%	09/15/2016	N/A	3,101,250

	Shipbuilding – 1.1%
3,400,000	Huntington Ingalls Industries, Inc.	B+	7.125%	03/15/2021	03/15/16 @ 104	3,723,000

	Software – 0.9%
3,064,000	First Data Corp.(b)	CCC+	11.250%	03/31/2016	01/15/14 @ 100	3,113,790

	Telecommunications – 8.8%
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	BB+	14.750%	12/01/2016	N/A	480,375
6,050,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.500%	04/01/2021	04/01/16 @ 104	6,677,688
4,574,000	Level 3 Financing, Inc.	CCC+	8.625%	07/15/2020	01/15/16 @ 104	5,145,750
800,000	NII Capital Corp.(b)	CCC	10.000%	08/15/2016	08/15/14 @ 103	424,000
9,600,000	Sprint Communications, Inc.	BB–	6.000%	12/01/2016	N/A	10,464,000
4,000,000	UPCB Finance V Ltd. (Cayman Islands)(a)	BB	7.250%	11/15/2021	11/15/16 @ 104	4,390,000
3,000,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	3,217,500
						30,799,313

	Textiles – 0.0%***
100,000	Mohawk Industries, Inc.	BBB	6.375%	01/15/2016	N/A	110,166

	Transportation – 0.5%
1,500,000	CEVA Group PLC (United Kingdom)(a)	CCC–	11.625%	10/01/2016	10/01/14 @ 103	1,591,875

	Total Corporate Bonds – 93.8%
	(Cost $323,891,687)					329,249,932

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 157

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value
	Exchange Traded Fund – 1.5%
125,000	SPDR Barclays High Yield Bond ETF
	(Cost $5,077,375)	$5,093,750

	Total Long-Term Investments – 95.3%
	(Cost $328,969,062)	334,343,682

	Investments of Collateral for Securities Loaned – 1.1%
3,909,770	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)
	(Cost $3,909,770)	3,909,770

	Total Investments – 96.4%
	(Cost $332,878,832)	338,253,452
	Other Assets in excess of Liabilities – 3.6%	12,728,021
	Net Assets – 100.0%	$350,981,473

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

OYJ – Public Traded Company

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $68,781,944, which represents 19.6% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)	At November 30, 2013, the total market value of the Fund’s securities on loan was $3,816,782 and the total market value of the collateral held by the Fund was $3,909,770.

(d)	Interest rate shown reflects yield as of November 30, 2013.

% of Long-Term
Country Breakdown	Investments
United States	87.4%
Canada	3.6%
Luxembourg	3.6%
United Kingdom	2.4%
Cayman Islands	1.3%
Netherlands	0.9%
France	0.6%
Finland	0.2%
Subject to change daily.

See notes to financial statements.
158 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.3%
	Corporate Bonds – 96.6%
	Advertising – 1.2%
$750,000	Lamar Media Corp.	BB–	5.875%	02/01/2022	02/01/17 @ 103	$777,188
800,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	866,000
						1,643,188

	Aerospace & Defense – 0.7%
1,000,000	Sequa Corp.(a)	CCC+	7.000%	12/15/2017	12/15/14 @ 104	1,005,000

	Auto Manufacturers – 0.1%
75,000	Oshkosh Corp.	BB	8.250%	03/01/2017	03/01/14 @ 104	79,594

	Auto Parts & Equipment – 0.6%
800,000	Schaeffler Finance BV (Netherlands)(a)	BB–	7.750%	02/15/2017	N/A	917,000

	Banks – 9.4%
3,000,000	Ally Financial, Inc.	B+	5.500%	02/15/2017	N/A	3,261,198
2,400,000	Ally Financial, Inc.	B+	6.250%	12/01/2017	N/A	2,694,000
2,250,000	CIT Group, Inc.	BB–	5.000%	05/15/2017	N/A	2,413,125
3,348,000	CIT Group, Inc.	BB–	4.250%	08/15/2017	N/A	3,514,563
1,350,000	Synovus Financial Corp.	B+	5.125%	06/15/2017	N/A	1,397,250
						13,280,136

	Beverages – 1.5%
1,850,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	2,152,938

	Building Materials – 2.5%
391,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B+	7.500%	12/15/2017	12/15/14 @ 104	423,257
1,750,000	Associated Materials, LLC / AMH New Finance, Inc.(b)	B–	9.125%	11/01/2017	11/01/14 @ 105	1,876,875
250,000	Norbord Delaware GP I(a)	BB–	7.700%	02/15/2017	N/A	281,250
850,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	939,250
						3,520,632

	Commercial Services – 3.1%
750,000	Ashtead Capital, Inc.(a)	BB–	6.500%	07/15/2022	07/15/17 @ 103	806,250
500,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	4.875%	11/15/2017	05/15/15 @ 102	527,500
1,250,000	DynCorp International, Inc.	B–	10.375%	07/01/2017	07/01/14 @ 105	1,290,625
1,026,000	RR Donnelley & Sons Co.	BB–	6.125%	01/15/2017	N/A	1,122,187
550,000	Service Corp. International	BB–	7.000%	06/15/2017	N/A	620,125
						4,366,687

	Computers – 0.6%
750,000	Unisys Corp.	BB–	6.250%	08/15/2017	N/A	811,875

	Distribution & Wholesale – 0.8%
1,000,000	VWR Funding, Inc.	B–	7.250%	09/15/2017	09/15/14 @ 105	1,075,000

	Diversified Financial Services – 5.4%
1,000,000	AerCap Aviation Solutions BV (Netherlands)	BB+	6.375%	05/30/2017	N/A	1,092,500
1,250,000	Aircastle Ltd. (Bermuda)	BB+	6.750%	04/15/2017	N/A	1,393,750
1,250,000	E*TRADE Financial Corp.	B–	6.000%	11/15/2017	11/15/14 @ 103	1,331,250
2,250,000	General Motors Financial Co., Inc.(a)	BB–	4.750%	08/15/2017	N/A	2,396,250
780,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	778,050
600,000	Springleaf Finance Corp., Series MTN	CCC+	6.900%	12/15/2017	N/A	651,000
						7,642,800

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 1.9%
$2,339,000	AES Corp.	BB–	8.000%	10/15/2017	N/A	$2,754,172

	Electrical Components & Equipment – 1.6%
1,000,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	1,065,000
1,150,000	WireCo WorldGroup, Inc.	B–	9.500%	05/15/2017	05/15/14 @ 102	1,190,250
						2,255,250

	Food – 2.8%
1,000,000	Simmons Foods, Inc.(a)	CCC–	10.500%	11/01/2017	11/01/14 @ 105	1,055,000
1,100,000	Smithfield Foods, Inc.(b)	BB–	7.750%	07/01/2017	N/A	1,287,000
1,500,000	Smithfield Foods, Inc.	BB–	6.625%	08/15/2022	08/15/17 @ 103	1,591,875
						3,933,875

	Forest Products & Paper – 1.4%
750,000	Cascades, Inc. (Canada)	B	7.750%	12/15/2017	12/15/14 @ 102	782,812
820,000	Mercer International, Inc.	B	9.500%	12/01/2017	12/01/14 @ 105	902,000
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	273,125
						1,957,937

	Hand & Machine Tools – 0.7%
925,000	Victor Technologies Group, Inc.	B–	9.000%	12/15/2017	12/15/14 @ 105	994,375

	Health Care Products – 1.3%
750,000	Accellent, Inc.	B+	8.375%	02/01/2017	02/01/14 @ 104	790,312
500,000	Accellent, Inc.	CCC+	10.000%	11/01/2017	11/01/14 @ 105	501,875
500,000	DJO Finance, LLC / DJO Finance Corp.	CCC	9.750%	10/15/2017	10/15/14 @ 105	508,750
						1,800,937

	Health Care Services – 3.7%
750,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/14 @ 105	806,250
750,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	804,375
1,350,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	1,540,687
1,250,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	1,346,875
750,000	Radiation Therapy Services, Inc.	B–	8.875%	01/15/2017	05/15/14 @ 104	750,000
						5,248,187

	Home Builders – 3.4%
700,000	DR Horton, Inc.	BB	4.750%	05/15/2017	N/A	742,000
575,000	KB Home	B	9.100%	09/15/2017	N/A	675,625
750,000	Lennar Corp., Series B	BB–	12.250%	06/01/2017	N/A	971,250
1,240,000	Lennar Corp.	BB–	4.750%	12/15/2017	09/15/17 @ 100	1,295,800
250,000	Lennar Corp.	BB–	4.750%	11/15/2022	08/15/22 @ 100	233,125
750,000	Ryland Group, Inc.	BB–	8.400%	05/15/2017	N/A	877,500
						4,795,300

	Iron & Steel – 5.1%
2,750,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	2,932,187
1,050,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	1,165,500
500,000	Evraz Group SA (Luxembourg)(a)	B+	7.400%	04/24/2017	N/A	523,200
1,350,000	Ryerson, Inc. / Joseph T Ryerson & Son, Inc.	CCC+	9.000%	10/15/2017	04/15/15 @ 105	1,422,563
1,100,000	U.S. Steel Corp.	BB–	6.050%	06/01/2017	N/A	1,190,750
						7,234,200

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Lodging – 4.1%
$3,750,000	Caesars Entertainment Operating Co., Inc.	B–	11.250%	06/01/2017	06/01/14 @ 103	$3,825,000
1,750,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	1,995,000
						5,820,000

	Machinery-Diversified – 3.6%
3,050,000	Case New Holland, Inc.	BB+	7.875%	12/01/2017	N/A	3,621,875
1,500,000	CNH Capital, LLC(a)	BB	3.250%	02/01/2017	N/A	1,522,500
						5,144,375

	Media – 3.0%
1,705,000	Cablevision Systems Corp.	B+	8.625%	09/15/2017	N/A	1,977,800
1,950,000	DISH DBS Corp.	BB–	4.625%	07/15/2017	N/A	2,037,750
250,000	Knight Ridder, Inc.(b)	CCC	5.750%	09/01/2017	N/A	271,875
						4,287,425

	Metal Fabricate & Hardware – 0.3%
350,000	Mueller Water Products, Inc.	B	7.375%	06/01/2017	06/01/14 @ 101	361,813

	Mining – 0.8%
1,000,000	Thompson Creek Metals Co., Inc. (Canada)	B	9.750%	12/01/2017	12/01/15 @ 105	1,120,000

	Miscellaneous Manufacturing – 1.4%
1,700,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	1,925,250

	Oil & Gas – 7.8%
1,750,000	Chesapeake Energy Corp.	BB–	6.500%	08/15/2017	N/A	1,977,500
1,500,000	Cimarex Energy Co.	BB+	5.875%	05/01/2022	05/01/17 @ 103	1,590,000
850,000	Hercules Offshore, Inc.(a)	BB–	7.125%	04/01/2017	04/01/14 @ 105	909,500
1,000,000	Pacific Rubiales Energy Corp. (Canada)(a)	BB+	7.250%	12/12/2021	12/12/16 @ 104	1,057,500
2,000,000	SandRidge Energy, Inc.	B–	8.125%	10/15/2022	04/15/17 @ 104	2,117,500
300,000	Sunoco, Inc.	BBB–	5.750%	01/15/2017	N/A	330,805
535,000	Swift Energy Co.	B+	7.125%	06/01/2017	06/01/14 @ 101	548,375
1,500,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	1,567,500
850,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	913,750
						11,012,430

	Packaging & Containers – 1.3%
750,000	Greif, Inc.	BB–	6.750%	02/01/2017	N/A	835,313
910,000	Pactiv, LLC	CCC+	8.125%	06/15/2017	N/A	978,250
						1,813,563

	Pipelines – 3.3%
1,825,000	Access Midstream Partners, LP / ACMP Finance Corp.	BB	6.125%	07/15/2022	01/15/17 @ 103	1,966,438
1,500,000	El Paso, LLC	BB	7.000%	06/15/2017	N/A	1,705,056
1,000,000	NGPL PipeCo, LLC(a)	B	7.119%	12/15/2017	N/A	925,000
						4,596,494

	Real Estate – 0.8%
1,000,000	Crescent Resources, LLC / Crescent Ventures, Inc.(a)	B–	10.250%	08/15/2017	08/15/15 @ 108	1,095,000

	Real Estate Investment Trusts – 0.5%
610,000	iStar Financial, Inc.	B3	9.000%	06/01/2017	N/A	716,750

See notes to financial statements.
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Number					Optional Call
of Shares	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail – 6.2%
$102,000	Bon-Ton Department Stores, Inc.	B–	10.625%	07/15/2017	01/06/14 @ 100	$102,510
600,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B	9.125%	10/01/2017	10/01/14 @ 102	627,378
1,362,000	L Brands, Inc.	BB–	6.900%	07/15/2017	N/A	1,569,705
550,000	Logan’s Roadhouse, Inc.(b)	B–	10.750%	10/15/2017	10/15/14 @ 105	484,000
1,500,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	1,563,750
500,000	Sonic Automotive, Inc.	BB–	7.000%	07/15/2022	07/15/17 @ 104	543,750
1,032,000	Tops Holding Corp. / Tops Markets, LLC(a)	B	8.875%	12/15/2017	06/15/15 @ 104	1,137,780
1,500,000	Toys “R” US Property Co. II, LLC	B+	8.500%	12/01/2017	12/01/14 @ 102	1,561,875
1,250,000	Toys “R” US, Inc.	CCC+	10.375%	08/15/2017	02/15/15 @ 105	1,187,500
						8,778,248

	Semiconductors – 0.6%
750,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/14 @ 102	785,625

	Software – 0.4%
500,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/14 @ 105	513,750

	Telecommunications – 11.8%
900,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	987,750
750,000	CenturyLink, Inc., Series R	BB	5.150%	06/15/2017	N/A	806,250
1,500,000	Frontier Communications Corp.	BB–	8.250%	04/15/2017	N/A	1,753,125
2,250,000	Sprint Communications, Inc.	BB–	9.125%	03/01/2017	N/A	2,666,250
2,250,000	Sprint Communications, Inc.	BB–	8.375%	08/15/2017	N/A	2,621,250
3,000,000	Wind Acquisition Finance SA (Luxembourg)(a)	B+	11.750%	07/15/2017	07/15/14 @ 103	3,191,250
1,500,000	Wind Acquisition Holdings Finance SA (Luxembourg)(a) (b) (e)	B	12.250%	07/15/2017	07/15/14 @ 103	1,556,250
2,600,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	2,996,500
						16,578,625

	Transportation – 2.9%
1,150,000	CEVA Group PLC (United Kingdom)(a)	CCC+	8.375%	12/01/2017	12/01/14 @ 104	1,213,250
750,000	Florida East Coast Railway Corp.	B–	8.125%	02/01/2017	02/01/15 @ 102	788,437
1,000,000	Hapag-Lloyd AG (Germany)(a)	B–	9.750%	10/15/2017	10/15/14 @ 105	1,062,500
900,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.	B-	10.875%	01/15/2017	01/15/14 @ 105	958,500
						4,022,687

	Total Corporate Bonds – 96.6%
	(Cost $134,180,101)					136,041,118

Number
of Shares	Description					Value
	Exchange Traded Fund – 0.7%
25,000	SPDR Barclays High Yield Bond ETF
	(Cost $1,013,375)					$1,018,750

	Total Long-Term Investments – 97.3%
	(Cost $135,193,476)					137,059,868

	Investments of Collateral for Securities Loaned – 2.1%
2,886,981	BNY Mellon Securities Lending Overnight Fund, 0.1079%(c) (d)
	(Cost $2,886,981)					2,886,981

	Total Investments – 99.4%
	(Cost $138,080,457)					139,946,849
	Other Assets in excess of Liabilities - 0.6%					896,353
	Net Assets - 100.0%					$140,843,202

See notes to financial statements.
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AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

GmbH – Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $24,059,912, which represents 17.1% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)	At November 30, 2013, the total market value of the Fund’s securities on loan was $2,824,229 and the total market value of the collateral held by the Fund was $2,886,981.

(d)	Interest rate shown reflects yield as of November 30, 2013.

(e)	Pay-in-kind toggle notes.

% of Long-Term
Country Breakdown	Investments
United States	87.2%
Luxembourg	6.0%
Canada	2.5%
Netherlands	1.4%
Bermuda	1.0%
United Kingdom	0.9%
Germany	0.8%
Austria	0.2%
Subject to change daily.

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.9%
	Corporate Bonds – 97.2%
	Advertising – 0.7%
$1,000,000	inVentiv Health, Inc.(a) (b)	B	9.000%	01/15/2018	01/15/16 @ 105	$1,055,000

	Airlines – 1.5%
1,100,000	United Continental Holdings, Inc.	B	6.375%	06/01/2018	N/A	1,146,750
1,000,000	US Airways Group, Inc.	B–	6.125%	06/01/2018	N/A	1,003,750
						2,150,500

	Apparel – 0.4%
500,000	Quiksilver, Inc. / QS Wholesale, Inc.(a)	CCC+	7.875%	08/01/2018	02/01/16 @ 104	541,250

	Auto Manufacturers – 1.8%
2,500,000	General Motors Co.(a)	BB+	3.500%	10/02/2018	N/A	2,559,375

	Auto Parts & Equipment – 0.8%
500,000	Accuride Corp.	B–	9.500%	08/01/2018	08/01/14 @ 105	498,750
550,000	Meritor, Inc.	B–	10.625%	03/15/2018	03/15/14 @ 105	595,375
28,000	Tomkins, LLC / Tomkins, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	30,835
						1,124,960

	Banks – 4.6%
1,500,000	Ally Financial, Inc.	B+	4.750%	09/10/2018	N/A	1,580,625
859,000	Ally Financial, Inc.	B–	8.000%	12/31/2018	N/A	1,026,505
2,400,000	CIT Group, Inc.	BB–	5.250%	03/15/2018	N/A	2,595,000
1,250,000	CIT Group, Inc.(a)	BB–	6.625%	04/01/2018	N/A	1,418,750
						6,620,880

	Building Materials – 3.8%
750,000	Griffon Corp.	BB–	7.125%	04/01/2018	04/01/14 @ 105	804,375
500,000	Interline Brands, Inc.	B	7.500%	11/15/2018	11/15/14 @ 104	530,000
1,354,000	Ply Gem Industries, Inc.	B	8.250%	02/15/2018	02/15/14 @ 106	1,453,858
1,100,000	USG Corp.	CCC+	9.750%	01/15/2018	N/A	1,292,500
1,125,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	1,276,875
						5,357,608

	Chemicals – 4.3%
1,500,000	Ashland, Inc.	BB	3.875%	04/15/2018	03/15/18 @ 100	1,515,000
900,000	Ferro Corp.	B	7.875%	08/15/2018	08/15/14 @ 104	958,500
2,100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/14 @ 104	2,191,875
1,500,000	INEOS Group Holdings SA (Luxembourg)(a)	B–	6.125%	08/15/2018	05/15/15 @ 103	1,513,125
						6,178,500

	Coal – 1.9%
2,500,000	Peabody Energy Corp.	BB	6.000%	11/15/2018	N/A	2,668,750

	Commercial Services – 2.4%
800,000	Hertz Corp.	B	4.250%	04/01/2018	N/A	812,000
921,000	RR Donnelley & Sons Co.(b)	BB–	7.250%	05/15/2018	N/A	1,045,335
630,000	Service Corp. International	BB–	7.625%	10/01/2018	N/A	729,225
750,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	798,750
100,000	United Rentals North America, Inc.	BB	5.750%	07/15/2018	07/15/15 @ 103	107,875
						3,493,185

	Computers – 0.7%
1,000,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/14 @ 104	1,061,250

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services – 2.7%
$1,150,000	General Motors Financial Co., Inc.(a)	BB–	3.250%	05/15/2018	N/A	$1,155,750
1,000,000	General Motors Financial Co., Inc.	BB–	6.750%	06/01/2018	N/A	1,137,500
1,000,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	1,022,500
500,000	Oxford Finance, LLC / Oxford Finance Co.-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	533,125
						3,848,875

	Electric – 2.4%
250,000	CMS Energy Corp.	BBB–	5.050%	02/15/2018	N/A	276,690
800,000	IPALCO Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	846,000
1,950,000	NRG Energy, Inc.	BB–	7.625%	01/15/2018	N/A	2,232,750
						3,355,440

	Entertainment – 1.2%
500,000	Diamond Resorts Corp.	B–	12.000%	08/15/2018	08/15/14 @ 106	557,500
500,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.(a)	BB	5.000%	08/01/2018	08/01/15 @ 104	518,750
500,000	Peninsula Gaming, LLC / Peninsula Gaming Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	546,250
120,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	139,500
						1,762,000

	Environmental Control – 0.7%
250,000	Darling International, Inc.	BB+	8.500%	12/15/2018	12/15/14 @ 104	276,875
500,000	EnergySolutions, Inc. / EnergySolutions, LLC	B+	10.750%	08/15/2018	08/15/14 @ 105	538,750
250,000	Nuverra Environmental Solutions, Inc.	B	9.875%	04/15/2018	04/15/15 @ 105	250,625
						1,066,250

	Food – 1.3%
1,000,000	Michael Foods Holding, Inc.(a)	CCC+	8.500%	07/15/2018	07/15/14 @ 103	1,058,750
750,000	Pilgrim’s Pride Corp.	BB–	7.875%	12/15/2018	12/15/14 @ 104	821,250
						1,880,000

	Forest Products & Paper – 0.4%
500,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	551,250

	Health Care Products – 5.8%
2,055,000	Alere, Inc.	B–	7.250%	07/01/2018	12/15/15 @ 104	2,260,500
500,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	545,000
630,000	DJO Finance, LLC / DJO Finance Corp.	B–	8.750%	03/15/2018	03/15/15 @ 104	693,000
1,000,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	9.875%	04/15/2018	04/15/15 @ 105	1,083,750
220,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	237,050
3,000,000	Kinetic Concepts, Inc. / KCI USA, Inc.	B–	10.500%	11/01/2018	11/01/15 @ 105	3,442,500
						8,261,800

	Health Care Services – 5.2%
2,950,000	CHS/Community Health Systems, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	3,075,375
300,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/14 @ 103	315,750
600,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	681,750
850,000	HCA, Inc.	B–	8.000%	10/01/2018	N/A	1,005,125
500,000	Radnet Management, Inc.	CCC+	10.375%	04/01/2018	04/01/14 @ 105	522,500
1,600,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	1,758,000
						7,358,500
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 165

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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Home Builders – 3.5%
$500,000	Beazer Homes USA, Inc.	B	6.625%	04/15/2018	07/15/15 @ 103	$540,000
500,000	Beazer Homes USA, Inc.	CCC	9.125%	06/15/2018	06/15/14 @ 105	533,750
550,000	DR Horton, Inc.	BB	3.625%	02/15/2018	11/15/17 @ 100	557,562
468,000	KB Home	B	7.250%	06/15/2018	N/A	514,800
1,050,000	Lennar Corp.	BB–	6.950%	06/01/2018	N/A	1,176,000
500,000	Lennar Corp.	BB–	4.125%	12/01/2018	10/01/18 @ 100	497,500
1,000,000	Standard Pacific Corp.	B+	8.375%	05/15/2018	N/A	1,170,000
						4,989,612

	Household Products & Housewares – 2.3%
470,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	448,850
1,100,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/14 @ 104	1,116,500
1,595,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	1,694,687
						3,260,037

	Iron & Steel – 5.1%
500,000	AK Steel Corp.	BB–	8.750%	12/01/2018	12/01/15 @ 104	556,250
750,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	778,125
2,695,000	ArcelorMittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	2,937,550
1,300,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	1,488,500
1,350,000	U.S. Steel Corp.	BB–	7.000%	02/01/2018	N/A	1,468,125
						7,228,550

	Lodging – 1.9%
850,000	Boyd Gaming Corp.(b)	CCC+	9.125%	12/01/2018	12/01/14 @ 105	926,500
400,000	Marina District Finance Co., Inc.	B+	9.875%	08/15/2018	08/15/14 @ 105	437,500
1,100,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	1,410,750
						2,774,750

	Machinery-Diversified – 1.1%
1,500,000	CNH Capital, LLC	BB	3.625%	04/15/2018	N/A	1,522,500

	Media – 6.2%
1,350,000	Cablevision Systems Corp.	B+	7.750%	04/15/2018	N/A	1,518,750
500,000	CSC Holdings, LLC	BB+	7.875%	02/15/2018	N/A	578,750
1,100,000	CSC Holdings, LLC	BB+	7.625%	07/15/2018	N/A	1,273,250
2,000,000	DISH DBS Corp.	BB–	4.250%	04/01/2018	N/A	2,040,000
400,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	430,000
550,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	587,125
1,900,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	2,047,250
300,000	Sinclair Television Group, Inc.	B	8.375%	10/15/2018	10/15/14 @ 104	328,500
						8,803,625

	Metal Fabricate & Hardware – 2.4%
944,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/15 @ 105	1,020,700
1,400,000	JMC Steel Group, Inc.(a)	B–	8.250%	03/15/2018	03/15/14 @ 106	1,396,500
1,000,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/14 @ 105	1,065,000
						3,482,200

	Mining – 1.4%
893,000	Aleris International, Inc.	B–	7.625%	02/15/2018	02/15/14 @ 106	952,161
1,000,000	Magnetation, LLC / Mag Finance Corp.(a)	B–	11.000%	05/15/2018	N/A	1,060,000
						2,012,161

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Miscellaneous Manufacturing – 1.7%
$650,000	Amsted Industries, Inc.(a)	BB–	8.125%	03/15/2018	03/15/14 @ 104	$689,000
1,500,000	Bombardier, Inc. (Canada)(a)	BB	7.500%	03/15/2018	N/A	1,710,000
						2,399,000

	Oil & Gas – 4.6%
350,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	381,938
1,182,000	Chesapeake Energy Corp.	BB–	7.250%	12/15/2018	N/A	1,365,210
1,000,000	EPL Oil & Gas, Inc.	B–	8.250%	02/15/2018	02/15/15 @ 104	1,078,750
1,500,000	EXCO Resources, Inc.	CCC+	7.500%	09/15/2018	09/15/14 @ 104	1,470,000
500,000	Gastar Exploration USA, Inc.(a)	B–	8.625%	05/15/2018	05/15/15 @ 106	492,500
600,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/14 @ 102	626,250
1,000,000	Parker Drilling Co.	B+	9.125%	04/01/2018	04/01/14 @ 105	1,073,750
100,000	Whiting Petroleum Corp.	BB–	6.500%	10/01/2018	10/01/14 @ 103	106,750
						6,595,148

	Oil & Gas Services – 0.3%
400,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/14 @ 104	425,000

	Packaging & Containers – 0.5%
75,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	81,375
500,000	Owens-Illinois, Inc.	BB–	7.800%	05/15/2018	N/A	582,500
						663,875

	Pharmaceuticals – 2.3%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/14 @ 106	107,625
100,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	107,750
2,500,000	Valeant Pharmaceuticals International(a)	B	6.750%	08/15/2018	08/15/15 @ 105	2,765,625
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BBB	7.750%	09/15/2018	09/15/14 @ 104	328,125
						3,309,125

	Pipelines – 3.9%
950,000	El Paso, LLC	BB	7.250%	06/01/2018	N/A	1,085,248
1,600,000	Kinder Morgan Finance Co., LLC(a)	BB	6.000%	01/15/2018	N/A	1,767,203
1,500,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC	B	8.875%	03/15/2018	03/15/14 @ 104	1,578,750
500,000	NuStar Logistics, LP	BB+	8.150%	04/15/2018	N/A	569,375
300,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B–	8.250%	04/15/2018	04/15/14 @ 104	319,500
250,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	272,500
						5,592,576

	Real Estate Investment Trusts – 0.8%
250,000	iStar Financial, Inc.	B+	7.125%	02/15/2018	N/A	276,250
500,000	iStar Financial, Inc.	B+	4.875%	07/01/2018	07/01/16 @ 102	500,000
324,000	Sabra Health Care, LP / Sabra Capital Corp.	BB–	8.125%	11/01/2018	11/01/14 @ 104	352,350
						1,128,600

	Retail – 2.9%
550,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	635,250
100,000	DineEquity, Inc.	B–	9.500%	10/30/2018	10/30/14 @ 105	111,500
100,000	JC Penney Corp., Inc.	CCC–	5.750%	02/15/2018	N/A	86,000
500,000	Landry’s Holdings II, Inc.(a)	CCC+	10.250%	01/01/2018	01/01/15 @ 104	535,000
75,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	81,563

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 167

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail continued
$1,000,000	New Academy Finance Co., LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/14 @ 101	$1,028,760
875,000	Suburban Propane Partners, LP / Suburban Energy Finance Corp.	BB–	7.500%	10/01/2018	10/01/14 @ 104	943,906
900,000	Toys “R” Us, Inc.	CCC+	7.375%	10/15/2018	N/A	742,500
						4,164,479

	Semiconductors – 1.8%
1,000,000	Amkor Technology, Inc.	BB	7.375%	05/01/2018	05/01/14 @ 104	1,062,500
1,500,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	3.750%	06/01/2018	N/A	1,518,750
						2,581,250

	Software – 1.8%
1,300,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	1,540,500
900,000	Infor US, Inc.	B–	11.500%	07/15/2018	07/15/15 @ 106	1,044,000
						2,584,500

	Storage & Warehousing – 0.8%
1,000,000	Algeco Scotsman Global Finance PLC (United Kingdom)(a)	B	8.500%	10/15/2018	10/15/15 @ 104	1,085,000

	Telecommunications – 9.2%
850,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/14 @ 104	902,063
1,075,000	Frontier Communications Corp.	BB–	8.125%	10/01/2018	N/A	1,247,000
100,000	Level 3 Financing, Inc.	CCC+	10.000%	02/01/2018	02/01/14 @ 105	106,875
100,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	112,250
4,600,000	Sprint Communications, Inc.(a)	BB+	9.000%	11/15/2018	N/A	5,577,500
1,000,000	T-Mobile USA, Inc.(a) (b)	BB	5.250%	09/01/2018	09/01/15 @ 103	1,046,250
1,000,000	West Corp.	B+	8.625%	10/01/2018	10/01/14 @ 104	1,093,750
750,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	791,250
2,150,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	2,268,250
						13,145,188

	Transportation – 0.1%
96,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	106,800

	Total Corporate Bonds – 97.2%
	(Cost $135,895,106)					138,749,349

Number
of Shares	Description					Value
	Common Stock – 0.1%
90	CEVA Group(c) (d) (e)
	(Cost $120,716)					$87,467

	Preferred Stock – 0.1%
194	CEVA Group(c) (d) (e)
	(Cost $261,320)	NR				194,200

	Exchange Traded Fund – 0.5%
17,100	SPDR Barclays High Yield Bond ETF
	(Cost $679,411)					696,825

	Total Long-Term Investments – 97.9%
	(Cost $136,956,553)					139,727,841

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.8%
1,215,696	BNY Mellon Securities Lending Overnight Fund, 0.1079%(f) (g)
	(Cost $1,215,696)	$1,215,696

	Total Investments – 98.7%
	(Cost $138,172,249)	140,943,537
	Other Assets in excess of Liabilities – 1.3%	1,835,517
	Net Assets – 100.0%	$142,779,054

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $41,172,963, which represents 28.8% of net assets.

(b)	Security, or portion thereof, was on loan at November 30, 2013.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $281,667 which represents 0.2% of net assets.

(d)	Non-income producing security.

(e)	Illiquid Security.

(f)	At November 30, 2013, the total market value of the Fund’s securities on loan was $1,185,625 and the total market value of the collateral held by the Fund was $1,215,696.

(g)	Interest rate shown reflects yield as of November 30, 2013.

% of Long-Term
Country Breakdown	Investments
United States	88.5%
Luxembourg	5.9%
Ireland	1.9%
Canada	1.6%
Netherlands	1.1%
United Kingdom	0.8%
Puerto Rico	0.2%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 169

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 97.9%
	Auto Parts & Equipment – 1.7%
$200,000	Dana Holding Corp.	BB	6.500%	02/15/2019	02/15/15 @ 103	$215,000

	Banks – 2.5%
300,000	CIT Group, Inc.(a)	BB–	5.500%	02/15/2019	N/A	324,750

	Chemicals – 1.7%
200,000	Ineos Finance PLC (United Kingdom)(a)	BB–	8.375%	02/15/2019	02/15/15 @ 106	223,000

	Commercial Services – 3.5%
100,000	Ceridian Corp.(a)	B–	8.875%	07/15/2019	07/15/15 @ 107	116,125
100,000	Laureate Education, Inc.(a)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	110,000
100,000	PHH Corp.	BB–	7.375%	09/01/2019	N/A	108,500
100,000	RR Donnelley & Sons Co.	BB–	8.250%	03/15/2019	N/A	115,250
						449,875

	Computers – 0.8%
100,000	SunGard Data Systems, Inc.	B–	6.625%	11/01/2019	11/01/15 @ 103	104,875

	Diversified Financial Services – 5.1%
200,000	Aircastle Ltd. (Bermuda)	BB+	6.250%	12/01/2019	N/A	217,000
100,000	E*TRADE Financial Corp.	B–	6.375%	11/15/2019	11/15/15 @ 105	107,500
100,000	Harbinger Group, Inc.(a)	B	7.875%	07/15/2019	01/15/16 @ 106	107,750
200,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	9.625%	05/01/2019	05/01/15 @ 107	226,000
						658,250

	Electrical Components & Equipment – 2.0%
250,000	Anixter, Inc.	BB	5.625%	05/01/2019	N/A	261,250

	Electronics – 3.3%
200,000	Rexel SA (France)(a)	BB	6.125%	12/15/2019	12/15/15 @ 103	209,000
200,000	Viasystems, Inc.(a)	BB–	7.875%	05/01/2019	05/01/15 @ 106	218,500
						427,500

	Entertainment – 3.4%
100,000	Carmike Cinemas, Inc.	B	7.375%	05/15/2019	05/15/15 @ 106	109,250
200,000	Rivers Pittsburgh Borrower, LP/Rivers Pittsburgh Finance Corp.(a)	B	9.500%	06/15/2019	06/15/15 @ 105	219,250
100,000	Speedway Motorsports, Inc.	BB–	6.750%	02/01/2019	02/01/15 @ 103	106,750
						435,250

	Food – 3.4%
200,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B–	9.250%	02/15/2019	02/15/15 @ 105	221,500
100,000	Del Monte Corp.	CCC+	7.625%	02/15/2019	02/15/14 @ 104	104,500
100,000	US Foods, Inc.	CCC+	8.500%	06/30/2019	06/30/14 @ 106	107,250
						433,250

	Forest Products & Paper – 0.3%
40,000	Unifrax I, LLC / Unifrax Holding Co.(a)	B–	7.500%	02/15/2019	02/15/15 @ 104	41,300

	Health Care Products – 0.9%
100,000	Kinetic Concepts, Inc. / KCI USA, Inc.	CCC+	12.500%	11/01/2019	11/01/15 @ 106	111,500

	Health Care Services – 3.3%
200,000	Fresenius Medical Care US Finance II, Inc.(a)	BB+	5.625%	07/31/2019	N/A	217,000
100,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.375%	05/15/2019	05/15/14 @ 106	106,250
100,000	Kindred Healthcare, Inc.	B–	8.250%	06/01/2019	06/01/14 @ 106	107,250
						430,500

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Home Builders – 0.8%
$100,000	Beazer Homes USA, Inc.	CCC	9.125%	05/15/2019	11/15/14 @ 105	$107,750

	Household Products & Housewares – 4.3%
300,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	CCC+	9.875%	08/15/2019	08/15/15 @ 105	334,500
200,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	CCC+	9.000%	04/15/2019	10/15/14 @ 105	215,000
						549,500

	Iron & Steel – 4.7%
300,000	ArcelorMittal (Luxembourg)	BB+	10.350%	06/01/2019	N/A	380,250
200,000	Steel Dynamics, Inc.	BB+	6.125%	08/15/2019	08/15/16 @ 103	218,000
						598,250

	Leisure Time – 2.5%
200,000	Carlson Wagonlit BV (Netherlands)(a)	B+	6.875%	06/15/2019	06/15/15 @ 105	208,000
100,000	Sabre, Inc.(a)	B	8.500%	05/15/2019	05/15/15 @ 106	111,000
						319,000

	Lodging – 1.8%
100,000	Felcor Lodging, LP	B–	6.750%	06/01/2019	06/01/15 @ 103	107,500
100,000	MGM Resorts International	B+	8.625%	02/01/2019	N/A	118,250
						225,750

	Media – 7.6%
100,000	CSC Holdings, LLC	BB+	8.625%	02/15/2019	N/A	118,500
100,000	DISH DBS Corp.	BB–	7.875%	09/01/2019	N/A	116,250
200,000	Gannett Co., Inc.(a)	BB	5.125%	10/15/2019	10/15/16 @ 103	206,750
200,000	Ono Finance II PLC (Ireland)(a)	B–	10.875%	07/15/2019	01/15/14 @ 111	218,000
200,000	Starz, LLC / Starz Finance Corp.	BB	5.000%	09/15/2019	09/15/15 @ 103	205,000
100,000	Univision Communications, Inc.(a)	B+	6.875%	05/15/2019	05/15/15 @ 103	108,250
						972,750

	Mining – 1.8%
225,000	KGHM International Ltd. (Canada)(a)	BB–	7.750%	06/15/2019	06/15/15 @ 104	236,813

	Miscellaneous Manufacturing – 0.8%
100,000	Polymer Group, Inc.	B	7.750%	02/01/2019	02/01/15 @ 104	107,375
	Office & Business Equipment – 0.9%
100,000	CDW, LLC / CDW Finance Corp.	B–	8.500%	04/01/2019	04/01/15 @ 104	111,625

	Oil & Gas – 9.6%
100,000	Bill Barrett Corp.	B	7.625%	10/01/2019	10/01/15 @ 104	107,750
200,000	Chesapeake Oilfield Operating, LLC / Chesapeake Oilfield Finance, Inc.	BB–	6.625%	11/15/2019	11/15/15 @ 103	210,000
100,000	Clayton Williams Energy, Inc.	B–	7.750%	04/01/2019	04/01/15 @ 104	103,500
53,000	Forest Oil Corp.	B–	7.250%	06/15/2019	01/13/14 @ 102	52,867
100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B	6.500%	05/15/2019	05/15/15 @ 103	101,250
300,000	Linn Energy, LLC / Linn Energy Finance Corp.(a)	B	7.000%	11/01/2019	11/01/15 @ 103	300,000
100,000	Oasis Petroleum, Inc.	B	7.250%	02/01/2019	02/01/15 @ 104	108,250
40,000	SM Energy Co.	BB–	6.625%	02/15/2019	02/15/15 @ 103	42,600
200,000	Whiting Petroleum Corp.	BB+	5.000%	03/15/2019	12/15/18 @ 100	205,500
						1,231,717

	Oil & Gas Services – 1.6%
100,000	Basic Energy Services, Inc.	B+	7.750%	02/15/2019	02/15/15 @ 104	104,750
100,000	Oil States International, Inc.	BB+	6.500%	06/01/2019	06/01/14 @ 105	106,875
						211,625

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 171

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Packaging & Containers – 1.8%
$200,000	Greif, Inc.	BB–	7.750%	08/01/2019	N/A	$228,000

	Pharmaceuticals – 0.8%
100,000	Endo Health Solutions, Inc.	BB–	7.000%	07/15/2019	07/15/15 @ 104	108,500

	Pipelines – 2.5%
200,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	BB	7.750%	04/01/2019	04/01/15 @ 104	218,000
100,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	103,500
						321,500

	Real Estate – 1.7%
200,000	Kennedy-Wilson, Inc.	BB–	8.750%	04/01/2019	04/01/15 @ 104	220,500

	Retail – 1.8%
100,000	Burlington Coat Factory Warehouse Corp.	CCC+	10.000%	02/15/2019	02/15/15 @ 105	112,625
100,000	L Brands, Inc.	BB+	8.500%	06/15/2019	N/A	120,750
						233,375

	Software – 6.8%
200,000	Epicor Software Corp.	CCC+	8.625%	05/01/2019	05/01/15 @ 104	218,500
300,000	First Data Corp.(a)	B+	7.375%	06/15/2019	06/15/15 @ 104	322,500
100,000	Infor US, Inc.	B–	9.375%	04/01/2019	04/01/15 @ 107	113,250
200,000	Sophia, LP / Sophia Finance, Inc.(a)	CCC+	9.750%	01/15/2019	01/15/15 @ 107	221,500
						875,750

	Telecommunications – 14.2%
100,000	Avaya, Inc.(a)	B	7.000%	04/01/2019	04/01/15 @ 104	97,750
100,000	Avaya, Inc.(a)	B	9.000%	04/01/2019	04/01/15 @ 105	103,250
200,000	CenturyLink, Inc., Series Q	BB	6.150%	09/15/2019	N/A	211,500
200,000	Frontier Communications Corp.	BB–	7.125%	03/15/2019	N/A	220,000
200,000	Hughes Satellite Systems Corp.	B+	6.500%	06/15/2019	N/A	215,500
100,000	Level 3 Communications, Inc.	CCC+	8.875%	06/01/2019	06/01/15 @ 104	110,125
100,000	SBA Communications Corp.	B	5.625%	10/01/2019	10/01/16 @ 103	103,250
300,000	Sprint Capital Corp.	BB–	6.900%	05/01/2019	N/A	327,000
100,000	Syniverse Holdings, Inc.	B–	9.125%	01/15/2019	01/15/15 @ 105	109,750
200,000	T-Mobile USA, Inc.	BB	6.464%	04/28/2019	04/28/15 @ 103	213,500
100,000	West Corp.	B+	7.875%	01/15/2019	11/15/14 @ 104	108,625
						1,820,250

	Total Corporate Bonds – 97.9%
	(Cost $12,486,708)					12,596,330

	Total Investments – 97.9%
	(Cost $12,486,708)					12,596,330
	Other Assets in excess of Liabilities – 2.1%					264,520
	Net Assets – 100.0%					$12,860,850

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $4,141,988, which represents 32.2% of net assets.

% of Corporate
Country Breakdown	Bonds
United States	86.6%
Luxembourg	3.0%
Canada	1.9%
United Kingdom	1.8%
Ireland	1.7%
Bermuda	1.7%
France	1.7%
Netherlands	1.6%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 173

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 97.6%
	Advertising – 1.4%
$100,000	MDC Partners, Inc. (Canada)(a)	B–	6.750%	04/01/2020	04/01/16 @ 103	$104,500

	Aerospace & Defense – 1.3%
100,000	TransDigm, Inc.	CCC+	5.500%	10/15/2020	10/15/15 @ 104	99,250

	Banks – 1.4%
100,000	CIT Group, Inc.	BB–	5.375%	05/15/2020	N/A	107,250

	Chemicals – 1.4%
100,000	TPC Group, Inc.(a)	B	8.750%	12/15/2020	12/15/16 @ 104	106,125

	Commercial Services – 12.2%
200,000	FTI Consulting, Inc.	BB	6.750%	10/01/2020	10/01/15 @ 103	214,500
200,000	Hertz Corp.	B	5.875%	10/15/2020	10/15/15 @ 104	208,500
100,000	RR Donnelley & Sons Co.	BB–	7.625%	06/15/2020	N/A	109,250
200,000	Servicemaster Co.	CCC+	8.000%	02/15/2020	02/15/15 @ 106	201,000
100,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	96,125
100,000	United Rentals North America, Inc.	B+	7.375%	05/15/2020	05/15/16 @ 104	112,250
						941,625

	Diversified Financial Services – 6.6%
200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a)	B+	7.375%	04/01/2020	04/01/16 @ 106	208,250
200,000	Jefferies LoanCore, LLC / JLC Finance Corp.(a)	B	6.875%	06/01/2020	06/01/16 @ 105	198,500
100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	7.875%	10/01/2020	10/01/16 @ 104	104,250
						511,000

	Electric – 1.5%
100,000	AES Corp.	BB–	8.000%	06/01/2020	N/A	117,500

	Entertainment – 2.7%
100,000	DreamWorks Animation SKG, Inc.(a)	B	6.875%	08/15/2020	08/15/16 @ 105	106,750
100,000	Scientific Games International, Inc.	B	6.250%	09/01/2020	09/01/15 @ 105	103,313
						210,063

	Food – 5.5%
100,000	ARAMARK Corp.(a)	B–	5.750%	03/15/2020	03/15/15 @ 104	104,750
100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. (Greece)(a)	B	9.875%	02/01/2020	02/01/15 @ 105	104,250
100,000	JBS USA, LLC / JBS USA Finance, Inc.(a)	BB	8.250%	02/01/2020	02/01/15 @ 106	108,500
100,000	Wells Enterprises, Inc.(a)	B+	6.750%	02/01/2020	02/01/16 @ 105	102,750
						420,250

	Health Care Services – 9.6%
100,000	CHS/Community Health Systems, Inc.	B	7.125%	07/15/2020	07/15/16 @ 104	103,625
100,000	HCA, Inc.	BB	6.500%	02/15/2020	N/A	110,625
100,000	Tenet Healthcare Corp.	CCC+	6.750%	02/01/2020	N/A	103,875
100,000	Tenet Healthcare Corp.	B+	4.750%	06/01/2020	N/A	98,500
100,000	Tenet Healthcare Corp.	CCC+	8.000%	08/01/2020	08/01/15 @ 104	109,250
200,000	Tenet Healthcare Corp.(a)	B+	6.000%	10/01/2020	N/A	209,375
						735,250

	Household Products & Housewares – 2.7%
100,000	Reynolds Group Issuer, Inc.	B+	5.750%	10/15/2020	10/15/15 @ 104	103,000
100,000	Spectrum Brands Escrow Corp.(a)	B	6.375%	11/15/2020	11/15/16 @ 103	106,750
						209,750

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance – 1.4%
$100,000	CNO Financial Group, Inc.(a)	BB	6.375%	10/01/2020	10/01/15 @ 105	$107,500

	Internet – 1.3%
100,000	Equinix, Inc.	BB	4.875%	04/01/2020	04/01/17 @ 102	100,250

	Iron & Steel – 1.4%
100,000	ArcelorMittal (Luxembourg)	BB+	5.750%	08/05/2020	N/A	105,750

	Machinery-Diversified – 1.4%
100,000	Briggs & Stratton Corp.	BB	6.875%	12/15/2020	N/A	109,750

	Media – 12.2%
100,000	Cablevision Systems Corp.	B+	8.000%	04/15/2020	N/A	112,000
100,000	Cequel Communications Holdings I, LLC / Cequel Capital Corp.(a)	B–	6.375%	09/15/2020	09/15/15 @ 105	103,750
100,000	DISH DBS Corp.	BB–	5.125%	05/01/2020	N/A	101,250
100,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	4.500%	10/01/2020	10/01/16 @ 102	97,750
100,000	Sirius XM Holdings, Inc.(a)	BB	4.250%	05/15/2020	05/15/16 @ 102	95,750
200,000	Sirius XM Holdings, Inc.(a)	BB	5.875%	10/01/2020	10/01/16 @ 103	206,750
200,000	Univision Communications, Inc.(a)	B+	7.875%	11/01/2020	11/01/15 @ 104	223,500
						940,750

	Mining – 1.3%
100,000	Eldorado Gold Corp. (Canada)(a)	BB	6.125%	12/15/2020	12/15/16 @ 103	98,500

	Oil & Gas – 4.8%
50,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	B–	10.750%	10/01/2020	10/01/16 @ 105	54,750
100,000	Newfield Exploration Co.	BB+	6.875%	02/01/2020	02/01/15 @ 103	107,500
100,000	Pacific Drilling SA (Luxembourg)(a)	B+	5.375%	06/01/2020	06/01/16 @ 104	101,500
100,000	Precision Drilling Corp. (Canada)	BB	6.625%	11/15/2020	11/15/15 @ 103	107,250
						371,000

	Oil & Gas Services – 1.3%
100,000	Hornbeck Offshore Services, Inc.	BB–	5.875%	04/01/2020	04/01/16 @ 103	103,500

	Packaging & Containers – 1.3%
100,000	Silgan Holdings, Inc.	BB–	5.000%	04/01/2020	04/01/16 @ 103	100,000

	Pipelines – 6.8%
100,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B2	6.625%	10/01/2020	10/01/16 @ 103	106,500
200,000	Crestwood Midstream Partners, LP (a)	BB	6.000%	12/15/2020	12/15/16 @ 103	205,750
200,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	5.750%	09/01/2020	06/01/20 @ 100	209,000
						521,250

	Retail – 2.9%
100,000	L Brands, Inc.	BB+	7.000%	05/01/2020	N/A	113,000
100,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB–	7.375%	03/15/2020	03/15/15 @ 104	107,750
						220,750

	Software – 5.3%
100,000	First Data Corp.(a)	B+	6.750%	11/01/2020	11/01/15 @ 105	105,250
200,000	IMS Health, Inc.(a)	B	6.000%	11/01/2020	11/01/15 @ 103	211,000
100,000	Nuance Communications, Inc.(a)	BB–	5.375%	08/15/2020	08/15/16 @ 103	94,750
						411,000

	Telecommunications – 9.9%
200,000	Alcatel-Lucent USA, Inc.(a)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	219,750
100,000	Intelsat Jackson Holdings SA (Luxembourg)	B	7.250%	10/15/2020	10/15/15 @ 104	109,750
100,000	Level 3 Financing, Inc.	CCC+	7.000%	06/01/2020	06/01/16 @ 104	106,500
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 175

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$100,000	SBA Telecommunications, Inc.	BB–	5.750%	07/15/2020	07/15/16 @ 103	$104,750
100,000	Sprint Communications, Inc.(a)	BB+	7.000%	03/01/2020	N/A	111,750
100,000	Sprint Communications, Inc.	BB–	7.000%	08/15/2020	N/A	108,000
						760,500

	Total Corporate Bonds – 97.6%
	(Cost $7,436,586)					7,513,063
	Other Assets in excess of Liabilities – 2.4%					188,310
	Net Assets – 100.0%					$7,701,373

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $3,346,000, which represents 43.5% of net assets.

% of Corporate
Country Breakdown	Bonds
United States	90.3%
Luxembourg	4.2%
Canada	4.1%
Greece	1.4%
Subject to change daily.

See notes to financial statements.
176 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Long-Term Investments – 99.0%
	Corporate Bonds – 20.0%
	Banks – 6.7%
$40,000	Bank of America Corp.	A–	7.625%	06/01/2019	$50,080
50,000	Citigroup, Inc.	A–	8.125%	07/15/2039	69,872
50,000	City National Corp.	BBB+	5.250%	09/15/2020	53,797
50,000	Goldman Sachs Group, Inc., Series GMTN	A–	5.375%	03/15/2020	56,123
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	41,976
50,000	Morgan Stanley, Series GMTN	A–	7.300%	05/13/2019	61,389
					333,237

	Biotechnology – 1.0%
40,000	Biogen IDEC, Inc.	A–	6.875%	03/01/2018	47,653

	Building Materials – 0.2%
9,000	Owens Corning	BBB–	6.500%	12/01/2016	10,068

	Diversified Financial Services – 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	41,252

	Electric – 1.1%
50,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	52,655

	Insurance – 5.5%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	51,861
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	52,515
50,000	Axis Specialty Finance, LLC	A–	5.875%	06/01/2020	55,266
50,000	Chubb Corp.	A+	5.750%	05/15/2018	58,352
50,000	PartnerRe Finance, LLC	A–	6.875%	06/01/2018	58,400
					276,394

	Media – 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	51,305
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	53,882
					105,187

	Oil & Gas – 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	49,255

	Pipelines – 1.2%
50,000	Oneok, Inc.	BBB	5.200%	06/15/2015	53,069
6,000	Williams Cos., Inc.	BBB–	8.750%	03/15/2032	7,403
					60,472

	Retail – 0.4%
19,000	Macy’s Retail Holdings, Inc.	BBB	7.875%	07/15/2015	21,075

	Total Corporate Bonds – 20.0%
	(Cost $937,262)				997,248

	Mortgage Backed Securities – 42.9%
300,712	Freddie Mac	NR	5.500%	01/01/2039	326,427
918,599	Freddie Mac	NR	4.500%	11/01/2039	981,141
862,030	Freddie Mac	NR	3.000%	11/01/2042	830,858
	(Cost $2,147,143)				2,138,426

See notes to financial statements.
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GIY Guggenheim Enhanced Core Bond ETF continued

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	U.S. Government Agency Securities – 9.1%
$5,000	Federal Home Loan Banks	AA+	3.125%	12/13/2013	$5,005
400,000	Freddie Mac	AA+	5.250%	04/18/2016	445,590
	(Cost $437,947)				450,595

	U.S. Treasury Securities – 27.0%
600,000	U.S. Treasury Bill(a)	NR	0.000%	12/12/13	599,998
200,000	U.S. Treasury Note/Bond	NR	4.250%	11/15/2040	217,906
600,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	530,907
	(Cost $1,450,975)				1,348,811

	Total Long-Term Investments – 99.0%
	(Cost $4,973,327)				4,935,080

Number
of Shares	Description				Value
	Money Market – 0.5%
24,736	Dreyfus Treasury Prime Cash Management Institutional Shares, 12/31/2049
	(Cost $24,736)				$24,736

	Total Investments – 99.5%
	(Cost $4,998,063)				4,959,816
	Other Assets in excess of Liabilities – 0.5%				24,399
	Net Assets – 100.0%				$4,984,215

LLC – Limited Liability Company

NR – Not Rated

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See notes to financial statements.
178 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 17.2%
	Auto Manufacturers – 0.9%
$4,225,000	Daimler Finance North America, LLC(a)	A–	1.300%	07/31/2015	N/A	$4,253,848

	Banking – 2.3%
1,500,000	Barclays Bank PLC (United Kingdom)(b)	A	1.284%	01/13/2014	N/A	1,501,609
4,000,000	Citigroup, Inc.(b)	A–	1.198%	07/25/2016	N/A	4,042,436
1,560,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1 (Cayman Islands)(b)	BBB+	0.433%	07/09/2017	N/A	1,458,688
2,250,000	UBS AG, Series FRN (Switzerland)(b)	A	1.238%	01/28/2014	N/A	2,253,845
1,500,000	Wells Fargo & Co., Series FRN(b)	A+	1.170%	06/26/2015	N/A	1,516,430
						10,773,008

	Diversified Financial Services – 1.4%
500,000	Ford Motor Credit Co., LLC	BBB–	7.000%	04/15/2015	N/A	541,694
900,000	Ford Motor Credit Co., LLC	BBB–	8.000%	06/01/2014	N/A	933,019
2,000,000	Ford Motor Credit Co., LLC	BBB–	8.700%	10/01/2014	N/A	2,134,434
3,000,000	General Electric Capital Corp.(b)	AA+	1.279%	07/02/2015	N/A	3,040,965
						6,650,112

	Consumer Financials – 0.1%
400,000	American Express Credit Corp.(b)	A–	1.100%	06/24/2014	N/A	401,634

	Diversified Financial Services – 1.4%
4,050,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.	BBB–	8.000%	01/15/2018	N/A	4,237,313
2,200,000	International Lease Finance Corp.(b)	BBB–	2.204%	06/15/2016	N/A	2,233,000
						6,470,313

	Exploration & Production – 1.1%
1,000,000	Petroleos Mexicanos (Mexico)(b)	BBB	2.266%	07/18/2018	N/A	1,035,000
3,851,650	RAS Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)(a)	A	5.832%	09/30/2016	N/A	4,111,636
						5,146,636

	Financial Services – 2.0%
2,500,000	Goldman Sachs Group, Inc., Series FRN(b)	A–	1.436%	04/30/2018	N/A	2,518,867
3,500,000	JPMorgan Chase & Co., Series GMTN(b)	A	0.857%	02/26/2016	N/A	3,507,760
3,000,000	Morgan Stanley(b)	A–	1.488%	02/25/2016	N/A	3,041,634
						9,068,261

	Food & Beverage – 0.1%
500,000	Anheuser – Busch InBev Worldwide, Inc.(b)	A	0.603%	07/14/2014	N/A	501,030

	Healthcare Facilities – 0.7%
3,000,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	3,050,940

	Media Non-Cable – 0.9%
4,038,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	4,260,773

	Metals & Mining – 2.1%
1,450,000	Anglo American Capital PLC (United Kingdom)(a)	BBB	9.375%	04/08/2014	N/A	1,492,776
4,600,000	Glencore Funding, LLC(a) (b)	BBB	1.396%	05/27/2016	N/A	4,585,165
3,550,000	Rio Tinto Finance USA PLC, Series FRN (United Kingdom)(b)	A–	1.094%	06/17/2016	N/A	3,578,109
						9,656,050

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 179

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Property & Casualty Insurance – 1.5%
$3,100,000	Aspen Insurance Holdings Ltd. (Bermuda)	BBB+	6.000%	08/15/2014	N/A	$3,218,640
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA	0.941%	08/15/2014	N/A	502,667
1,150,000	Kemper Corp.	BBB–	6.000%	11/30/2015	N/A	1,236,367
2,000,000	XL Group PLC (Cayman Islands)	A–	5.250%	09/15/2014	N/A	2,073,202
						7,030,876

	Real Estate – 0.2%
950,000	WEA Finance, LLC / WT Finance AUST Pty Ltd. (Australia)(a)	A–	5.750%	09/02/2015	N/A	1,029,149

	Real Estate Investment Trusts – 0.9%
1,300,000	Health Care REIT, Inc.	BBB	5.875%	05/15/2015	N/A	1,389,976
1,350,000	Mack-Cali Realty, LP	BBB	5.125%	02/15/2014	N/A	1,360,411
1,300,000	Realty Income Corp.	BBB+	5.500%	11/15/2015	N/A	1,408,746
						4,159,133

	Retail Staples – 0.4%
2,000,000	Walgreen Co.(b)	BBB	0.754%	03/13/2014	N/A	2,002,196

	Software & Services – 0.5%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,101,024
250,000	Symantec Corp.	BBB	2.750%	09/15/2015	N/A	257,370
						2,358,394

	Trucking & Leasing – 0.7%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	BBB–	2.500%	07/11/2014	N/A	3,029,220

	Total Corporate Bonds – 17.2%
	(Cost $79,511,657)					79,841,573

	Asset Backed Securities – 7.6%
	Airlines – 0.2%
1,168,602	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.479%	06/14/2037	N/A	1,075,815

	Collateralized Debt Obligation – 1.0%
600,000	Divcore CLO Ltd., Series 2013-1AB (e)	Baa3	0.000%	11/15/2032	N/A	597,795
2,781,652	Newcastle 2007 CDO Ltd., Series 2007-9A, Class A1	Aa3	0.430%	05/25/2052	N/A	2,684,310
153,736	Legg Mason Real Estate CDO, Ltd., Series 2006-1x, Class A (Cayman Islands)	BBB+	0.446%	03/25/2038	N/A	151,135
5,576	Putnam Structured Product Funding CDO, Series 2001-1A, Class A1SS (Cayman Islands)(a) (b)	AA	0.738%	02/25/2032	N/A	5,470
1,320,633	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (b)	Baa3	0.419%	05/09/2046	N/A	1,188,218
						4,626,928

	Collateralized Loan Obligation – 5.2%
2,500,000	Battalion CLO Ltd., Series 2012-2X, Class C (Cayman Islands) (b)	A+	4.244%	11/15/2019	N/A	2,455,656
1,275,000	FM Leveraged Capital Fund, Series 2006-2A, Class D (Cayman Islands)(a) (b)	A+	1.841%	11/15/2020	N/A	1,263,713
2,000,000	Garrison Funding, Ltd., Series 2013-2XA1T (Cayman Islands)	AAA	2.130%	09/25/2023	N/A	1,992,009
2,500,000	Garrison Funding, Ltd., Series 2013-2XA2 (Cayman Islands)	AA	3.730%	09/25/2023	N/A	2,487,443
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X, Class B2 (Cayman Islands) (b)	Aa2	4.254%	09/15/2024	N/A	1,503,739
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	A	1.004%	03/15/2022	N/A	452,844
2,000,000	Great Lakes CLO Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.343%	01/15/2023	N/A	2,000,026
250,000	ICE EM CLO, Series 2007-1A, Class A1D (Ireland) (b)	AAA	0.745%	08/15/2022	N/A	242,619
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a) (b)	AA	0.996%	08/15/2022	N/A	472,926
1,000,000	KKR Financial CLO 2007-1, Series 2007-AX, Class C (Cayman Islands) (b)	A+	2.894%	10/15/2017	N/A	992,922
750,000	KKR Financial CLO 2007-1, Series 2007-XD, Class D (Cayman Islands) (b)	A	2.490%	05/15/2021	N/A	718,544
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.492%	01/20/2023	N/A	2,014,381

See notes to financial statements.
180 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Collateralized Loan Obligation (continued)
$2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1XN, Class A2N (Cayman Islands) (b)	NR	2.502%	03/05/2021	N/A	$1,999,883
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1X, Class B (Cayman Islands) (b)	AA	4.773%	03/05/2021	N/A	2,062,980
750,000	Telos CLO Ltd., Series 2013.3A, Class C, Class C (Cayman Islands)(a) (b)	A	3.244%	01/17/2024	N/A	735,030
2,500,000	Ticc CLO LLC(b)	AAA	2.488%	07/25/2021	N/A	2,516,789
						23,911,504

	Other – 0.4%
1,574,146	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.244%	01/15/2025	N/A	1,602,758

	Transportation – 0.8%
866,370	Aircraft Lease Securitization Ltd., Series 2007-1A, Class G3 (Jersey) (b)	A	0.434%	05/10/2032	N/A	828,873
1,170,732	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda) (b)	A–	0.412%	12/19/2032	N/A	1,052,254
2,065,998	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A–	0.408%	12/19/2032	N/A	1,856,919
						3,738,046

	Total Asset Backed Securities – 7.6%
	(Cost $34,584,854)					34,955,051

	Collateralized Mortgage Obligations – 1.4%
	Commercial Mortgage Backed Securities – 0.9%
2,000,000	Boca Hotel Portfolio Trust(a) (b)	NR	3.218%	08/15/2026	N/A	2,005,814
957,324	Comm Mortgage Trust(a) (b)	BB	0.918%	06/15/2022	N/A	953,400
1,500,000	Ingim, Series 2011-1x, Class A2 (Cayman Islands)	AA	2.150%	06/22/2021	N/A	1,500,044
						4,459,258

	Residential Mortgage Backed Securities – 0.5%
1,425,094	Accredited Mortgage Loan Trust 2007-1(b)	CCC	0.296%	02/25/2037	N/A	1,308,173
1,240,511	GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class A1A(b)	Caa2	0.456%	02/25/2036	N/A	998,700
						2,306,873

	Total Collateralized Mortgage Obligations – 1.4%
	(Cost $6,701,803)					6,766,131

	Term Loans – 4.8%(c)
	Aerospace & Defense – 0.2%
865,650	Doncasters(b)	B	5.500%	04/09/2020	N/A	874,852

	Automotive – 0.2%
995,000	Ti Automotive(b)	BB–	5.500%	03/28/2019	N/A	1,004,950

	Communication Equipment – 0.2%
986,106	Avaya, Inc.(b)	B	4.762%	10/26/2017	N/A	946,800

	Computers – 0.2%
248,381	Expert(b)	B–	8.500%	04/03/2018	N/A	253,038
700,000	SRA International, Inc.(b)	B	6.500%	07/20/2018	N/A	701,750
						954,788

	Entertainment – 0.1%
399,000	Travelport, LLC(b)	B	6.250%	06/26/2019	N/A	408,512

	Financial Services – 1.2%
1,995,000	National Financial Partners	B+	5.250%	07/01/2020	N/A	2,022,431
1,500,000	Nuveen Investments, Inc.(b)	B	4.168%	05/13/2017	N/A	1,486,507
1,962,746	RPI Finance Trust(b)	BBB–	3.500%	05/09/2018	N/A	1,973,777
						5,482,715

	Health Care Services – 0.4%
1,995,000	Apria Healthcare(b)	BB–	6.750%	04/01/2020	N/A	2,006,631

See notes to financial statements.
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GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Yield	Maturity	Provisions**	Value
	Household Products & Housewares – 0.1%
$495,000	Reynolds Group Holdings, Inc.(b)	B+	4.000%	12/01/2018	N/A	$499,744

	Insurance – 0.2%
803,138	CNO Financial Group(b)	BB	3.750%	09/28/2018	N/A	806,652

	Internet – 0.0%***
147,720	Go Daddy Operating Co., LLC(b)	B	4.000%	12/17/18	N/A	148,104

	Metals & Mining – 0.1%
400,000	Fortescue	BBB–	4.250%	06/30/2019	N/A	404,392

	Oil & Gas Services – 0.6%
1,995,000	Ocean RIG	B+	5.500%	07/15/2016	N/A	2,023,269
742,514	Paradigm Pinnacle Holding Co. (Luxembourg)(b)	B+	4.750%	07/30/2019	N/A	740,041
						2,763,310

	Other Financial Institutions- 0.1%
480,174	Ellucian (Datatel) (Sophia LP)	B+	4.500%	07/19/2018	N/A	484,678
98,667	Hamilton Lane Advisors	BB	5.250%	02/28/2018	N/A	99,160
						583,838

	Retailers- 0.3%
500,000	Sears Holdings	B	5.500%	06/30/2018	N/A	502,188
977,233	Serta Simmons Holdings, LLC(b)	B+	4.250%	10/01/2019	N/A	982,798
						1,484,986

	Software Services – 0.8%
859,530	Aspect Software, Inc.(b)	B	7.000%	05/07/2016	N/A	863,179
496,250	Deltek, Inc.(b)	B1	5.000%	10/10/2018	N/A	498,917
1,000,000	First Data Corp.(b)	B+	4.166%	03/23/2018	N/A	1,003,875
1,000,000	First Data Corp.(b)	B+	4.166%	09/24/2018	N/A	1,004,005
316,753	Infor US, Inc.(b)	B+	5.250%	04/05/2018	N/A	318,847
						3,688,823

	Wireless – 0.1%
297,750	Alcatel-Lucent	B+	5.750%	01/29/2019	N/A	300,902

	Total Term Loans – 4.8%
	(Cost $22,049,081)					22,359,999

	Municipal Bonds – 0.2%
	Michigan – 0.2%
900,000	Michigan Finance Authority
	(Cost $900,000)	NR	4.375%	08/20/2014	N/A	903,204

Number
of Shares	Description					Value
	Exchange Traded Funds – 4.2%
280,250	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF					$7,518,267
435,750	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					11,791,395
	(Cost $19,103,961)					19,309,662

	Short-Term Investments – 63.8%

Principal
Amount	Description	Rating*	Yield	Maturity		Value
	U.S. Treasury Securities – 7.8%
$21,000,000	U.S. Treasury Bill	NR	0.021%	12/05/2013	N/A	$21,000,000

See notes to financial statements.
182 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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GSY Guggenheim Enhanced Short Duration ETF continued

Principal
Amount	Description	Rating*	Yield	Maturity		Value
	U.S. Treasury Securities continued
$15,000,000	U.S. Treasury Bill	NR	0.005%	12/12/2013	N/A	$14,999,955
	(Cost $35,999,807)					35,999,955

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Paper – 28.1%
$6,000,000	B A T International Finance, PLC	A2		12/03/2013		$5,999,880
3,000,000	Bemis, Inc.	A2		12/02/2013		2,999,940
3,000,000	Bemis, Inc.	A2		12/11/2013		2,999,790
6,000,000	CBS Corp.	A2		12/12/2013		5,999,160
6,000,000	Centrica PLC	A2		12/23/2013		5,999,040
3,000,000	Cigna Corp.	A2		12/06/2013		2,999,880
6,000,000	Clorox Co.	A2		12/03/2013		5,999,880
6,000,000	Devon Energy Corp.	A2		12/16/2013		5,999,340
6,000,000	Diageo Capital PLC	A2		12/02/2013		5,999,880
1,500,000	Dr Pepper Snapple Group, Inc.	A2		12/06/2013		1,499,942
6,000,000	Duke Energy Corp.	A2		12/09/2013		5,999,640
6,000,000	Enterprise Prods Oper LLC	A2		12/17/2013		5,999,340
5,100,000	FMC Technologies, Inc.	A2		12/10/2013		5,099,694
6,000,000	Kinder Morgan Energy Partners	A2		12/11/2013		5,999,580
6,000,000	Mattel, Inc.	A2		12/03/2013		5,999,880
3,000,000	Nissan MTR Accep Corp.	A2		12/04/2013		2,999,910
3,000,000	Nissan MTR Accep Corp.	A2		12/11/2013		2,999,790
6,000,000	Northeast Utilities	A2		12/03/2013		5,999,880
6,000,000	Pacific Gas & Elec Co.	A2		12/09/2013		5,999,760
6,000,000	Pentair Finance SA	A2		12/03/2013		5,999,820
6,000,000	Transcanada Pipeline USA Ltd.	A2		12/20/2013		5,999,195
6,000,000	Verizon Communications, Inc.	A2		12/18/2013		5,999,280
6,000,000	VF Corp.	A2		12/02/2013		5,999,880
6,000,000	Viacom, Inc.	A2		12/10/2013		5,999,640
6,075,000	Vw Credit, Inc.	A2		12/02/2013		6,074,878
	(Cost $129,668,639)					129,666,899

	Repurchase agreements – 19.1%
4,074,071	Bank of America, Inc., dated 10/21/2013; Proceeds at maturity – $4,077,873;
	(Collateralized by Washington Mutual Mortgage Pass-Through Certificates,
	Series 2006-AR6, Class 2A, 1.109%, due 08/25/2046; Market Value $5,115,574)			12/02/2013		4,074,071
18,003,016	Bank of America, Inc., dated 11/22/2013; Proceeds at maturity – $18,019,419;
	(Collateralized by Washington Mutual Mortgage Pass-Through Certificates,
	Series 2007-OA6, Class 1A, 0.959%, due 07/25/2047; Market Value $22,772,459)			01/02/2014		18,003,016
2,338,000	Jefferies & Company, Inc. dated 11/08/2013; Proceeds at maturity – $2,343,375;
	(Collateralized by Morgan Stanley Capital I Trust, Series 2007-HQ11, Class C,
	5.558%, due 02/12/2044; Market Value $3,340,000)			12/09/2013		2,338,000
4,668,000	Jefferies & Company, Inc. dated 11/08/2013; Proceeds at maturity – $4,678,733;
	(Collateralized by GCCFC Commercial Mortgage Trust, Series 2007-GG9,
	Class AM, 5.475%, due 02/10/2017; Market Value $5,834,783)			12/09/2013		4,668,000
4,951,000	Jefferies & Company, Inc. dated 11/08/2013; Proceeds at maturity – $4,962,383;
	(Collateralized by Canaras Summit CLO Ltd, Series 2007-1A, Class D, 2.502%,
	due 06/19/2021; Market Value $6,601,000)			12/09/2013		4,951,000

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*		Maturity	Provisions**	Value
	Repurchase agreements continued
$4,831,000	Jefferies & Company, Inc. dated 11/15/2013; Proceeds at maturity – $4,839,612; (Collateralized by Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 2A, 5.634%, due 11/25/2036; Market Value $19,740,000)			12/09/2013		$4,831,000
1,433,000	Jefferies & Company, Inc. dated 11/25/2013; Proceeds at maturity – $1,434,490; (Collateralized by Bear Stearns Commercial Mortgage Security, Series 2007-T26, Class B, 5.602%, due 01/12/2045; Market Value $1,780,000)			12/09/2013		1,433,000
3,779,000	Jefferies & Company, Inc. dated 11/25/2013; Proceeds at maturity – $3,782,930; (Collateralized by Fieldstone Mortgage Investment Corp., Series 2004-5, Class M3, 2.191%, due 02/25/2035; Market Value $4,723,500)			12/09/2013		3,779,000
22,000,000	Nomura Securities International, Inc., dated 11/22/2013; Proceeds at maturity – $22,043,633; (Collateralized by JP Morgan Chase Commercial Mortgage Sec., Series 2007-CB18, Class AM, 5.466%, due 02/12/2017; Market Value $24,442,560)			02/14/2014		22,000,000
22,000,000	Royal Bank of Scotland Securities, Inc., dated 11/22/2013; Proceeds at maturity – $22,004,253; (Collateralized by WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.248%, due 07/15/2021, Market Value $27,950,000)			12/04/2013		22,000,000
	(Cost $88,077,087)					88,077,087

	Municipal Bonds – 7.5%
	California – 2.1%
6,050,000	Los Angeles Department of Water & Power(b)(d)	AA–	0.030%	07/01/2034	N/A	6,050,000
3,700,000	State of California(b)(d)	AAA	0.040%	05/01/2034	N/A	3,700,000
						9,750,000

	New York – 4.1%
3,380,000	New York City, New York(b)(d)	AAA	0.050%	08/01/2020	N/A	3,380,000
3,400,000	New York City, New York(b)(d)	AA–	0.370%	11/01/2026	N/A	3,400,000
6,000,000	New York City, New York Municipal Water Finance Authority(b)(d)	AAA	0.390%	06/15/2033	N/A	6,000,000
2,100,000	New York City Transitional Finance Authority Future Tax Secured Revenue(b)(d)	AAA	0.050%	11/01/2036	N/A	2,100,000
3,900,000	New York City, New York General Obligation(b)(d)	AA	0.370%	04/01/2035	N/A	3,900,000
						18,780,000

	Texas – 1.3%
5,960,000	Gulf Coast Industrial Development Authority(b)(d)	AAA	0.040%	11/01/2041	N/A	5,960,000

	Total Municipal Bonds – 7.5%
	(Cost $34,490,000)					34,490,000

Number
of Shares	Description					Value
	Money Market – 1.3%
6,099,957	Dreyfus Treas Prime Cash Management Institutional Shares	AAAm				$6,099,957
	(Cost $6,099,957)

	Total Short-Term Investments – 63.8%
	(Cost $294,335,490)					294,333,898

	Total Investments – 99.2%
	(Cost $457,186,846)					458,469,518
	Other Assets in excess of Liabilities – 0.8%					3,860,817
	Net Assets – 100.0%					$462,330,335

AG – Stock Corporation

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

See notes to financial statements.
184 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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GSY Guggenheim Enhanced Short Duration ETF continued

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

Pty – Proprietary

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc., Fitch Ratings or DBRS. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided. For securities not rated by Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Rating Group, the rating by DBRS is provided). All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 these securities amounted to $33,053,293, which represents 7.2% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of November 30, 2013.

(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of November 30, 2013.

(e)	Zero coupon bond.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the six months ended November 30, 2013.

	Share Activity				Six months ended November 30, 2013 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	5/31/13	Purchases	Sales	11/30/13	Value	in Income
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	140,000	140,250	—	280,250	$7,518	$88
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	258,000	177,750	—	435,750	11,791	177
					$19,309	$265

Affiliated funds accounted for $0 of the net realized gain on investments and $186,845 of the change in net unrealized appreciation on investments during the period.

% of Total
Country Breakdown	Investments
United States	88.9%
Cayman Islands	5.5%
United Kingdom	2.4%
Bermuda	1.1%
Qatar	0.9%
Switzerland	0.5%
Mexico	0.2%
Luxemburg	0.2%
Australia	0.2%
Ireland	0.1%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 185

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Number
of Shares	Description	Value
	Long-Term Investments – 99.7%
	Common Stocks – 96.7%
	Australia – 16.1%
17,531	ASX Ltd.	$594,368
20,909	Australia & New Zealand Banking Group Ltd.	609,536
66,579	Bendigo and Adelaide Bank Ltd.	685,095
118,623	CFS Retail Property Trust Group, REIT	222,227
8,086	Commonwealth Bank of Australia	575,043
517,111	DUET Group	992,380
512,693	Metcash Ltd.	1,429,000
69,003	Monadelphous Group Ltd.(a)	1,040,464
537,264	Myer Holdings Ltd.	1,399,290
23,548	National Australia Bank Ltd.	744,139
274,958	OZ Minerals Ltd.(a)	771,400
917,979	SP AusNet	973,119
66,954	Stockland, REIT	235,566
359,190	Tatts Group Ltd.	1,014,280
201,114	Telstra Corp. Ltd.	929,968
212,317	UGL Ltd.(a)	1,251,468
23,351	Westpac Banking Corp.	701,637
		14,168,980

	Belgium – 3.0%
80,447	Belgacom SA	2,395,478
2,200	Cofinimmo, REIT	271,834
		2,667,312

	Bermuda – 1.1%
78,157	VimpelCom Ltd., ADR	959,768

	Brazil – 0.6%
30,897	CPFL Energia SA, ADR	511,963

	Canada – 6.9%
15,561	Artis Real Estate Investment Trust, REIT	211,654
24,287	Baytex Energy Corp.(a)	978,867
37,174	Bell Aliant, Inc.(a)	948,750
51,573	Canadian Oil Sands Ltd.	967,937
11,066	Cominar Real Estate Investment Trust, REIT	188,876
29,956	Crescent Point Energy Corp.(a)	1,129,257
126,581	Lightstream Resources Ltd.(a)	665,964
115,440	Penn West Petroleum Ltd.(a)	975,902
		6,067,207

	Czech Republic – 0.9%
29,081	CEZ AS	808,348

	Denmark – 1.8%
177,675	TDC A/S	1,597,272
See notes to financial statements.
186 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

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LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	Finland – 7.8%
58,697	Elisa OYJ	$1,480,098
53,236	Fortum OYJ	1,220,622
42,439	Orion OYJ, Class B	1,120,409
117,859	Stora ENSO OYJ	1,166,624
109,019	UPM-Kymmene OYJ	1,815,358
		6,803,111

	France – 3.3%
2,891	Fonciere DES Regions, REIT	246,409
17,463	Neopost SA(a)	1,366,925
51,043	Vivendi SA	1,299,258
		2,912,592

	Germany – 6.0%
50,187	Freenet AG	1,427,800
55,353	Prosieben Sat.1 Media AG-REG	2,495,741
160,926	Telefonica Deutschland Holding AG	1,314,653
		5,238,194

	Hong Kong – 0.7%
1,326,002	Shougang Fushan Resources Group Ltd.	465,225
310,002	Yuexiu Real Estate Investment Trust, REIT	153,548
		618,773

	Israel – 3.7%
1,377,980	Bezeq The Israeli Telecommunication Corp. Ltd.	2,303,935
108,592	Israel Chemicals Ltd.	925,381
		3,229,316

	Italy – 4.1%
55,784	Atlantia SpA(a)	1,247,903
54,370	Eni SpA	1,311,027
208,992	Terna Rete Elettrica Nazionale SpA	1,011,301
		3,570,231

	Jersey – 1.7%
169,938	Polymetal International PLC	1,485,088

	Netherlands – 0.3%
6,836	Corio NV, REIT	297,097

	Norway – 1.0%
50,725	Gjensidige Forsikring ASA	914,816

	Portugal – 1.5%
344,795	EDP – Energias de Portugal SA	1,307,434

	Singapore – 0.8%
114,000	Ascendas Real Estate Investment Trust, REIT	201,883
459,000	Hutchison Port Holdings Trust	312,120
154,000	Suntec Real Estate Investment Trust, REIT	191,640
		705,643

	South Africa – 3.2%
888,396	African Bank Investments Ltd.(a)	1,088,807
12,713	Kumba Iron Ore Ltd.(a)	497,563

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 187

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	South Africa continued
208,896	MMI Holdings Ltd.(a)	$533,616
54,699	Vodacom Group Ltd.(a)	655,427
		2,775,413

	South Korea – 0.5%
30,256	KT Corp., ADR(a)	474,111

	Spain – 4.3%
36,754	Enagas SA	969,071
92,317	Ferrovial SA(a)	1,750,921
16,564	Red Electrica Corporacion SA	1,064,037
		3,784,029

	Sweden – 2.3%
38,248	NCC AB	1,196,137
44,301	Skanska AB	847,256
		2,043,393

	Switzerland – 0.9%
2,775	Zurich Insurance Group AG	776,625

	Taiwan – 0.5%
14,682	Chunghwa Telecom Co. Ltd., ADR(a)	456,904

	Turkey – 2.4%
96,182	Tofas Turk Otomobil Fabrikasi AS	631,256
31,654	Tupras Turkiye Petrol Rafinerileri AS	719,676
226,767	Turk Telekomunikasyon AS(a)	736,851
		2,087,783

	United Kingdom – 3.3%
25,225	Admiral Group PLC	513,605
26,054	AstraZeneca PLC	1,499,483
69,749	National Grid PLC	885,456
		2,898,544

	United States – 18.0%
29,620	American Capital Agency Corp., REIT	603,656
34,902	American Capital Mortgage Investment Corp., REIT	659,299
43,384	Annaly Capital Management, Inc., REIT	440,781
53,794	Ares Capital Corp.	988,734
32,140	Capstead Mortgage Corp., REIT	386,644
189,421	Chimera Investment Corp., REIT	558,792
10,788	Colony Financial, Inc., REIT	218,133
113,646	Fifth Street Finance Corp.	1,086,456
8,598	Government Properties Income Trust, REIT	213,316
4,454	Highwoods Properties, Inc., REIT	159,988
8,396	Hospitality Properties Trust, REIT	228,119
28,678	Invesco Mortgage Capital, Inc., REIT	433,038
10,029	Mack-Cali Realty Corp., REIT	204,190
13,000	Mercury General Corp.	624,910
51,680	New York Community Bancorp, Inc.	853,754
5,681	Omega Healthcare Investors, Inc., REIT	185,712

See notes to financial statements.
188 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	United States continued
16,077	PennyMac Mortgage Investment Trust, REIT	$363,019
108,976	Pitney Bowes, Inc.	2,524,974
110,158	Prospect Capital Corp.	1,256,903
9,267	Starwood Property Trust, Inc., REIT	258,271
18,854	TAL International Group, Inc.	1,030,182
49,264	Two Harbors Investment Corp., REIT	455,692
76,019	Valley National Bancorp(a)	771,593
80,439	Vector Group Ltd.(a)	1,317,591
		15,823,747

	Total Common Stocks – 96.7%
	(Cost $80,277,645)	84,983,694

	Preferred Stocks – 2.9%
	Brazil – 2.9%
62,511	Cia Energetica de Minas Gerais, ADR(a)	521,967
1,290,749	Oi SA, ADR(a)	2,039,384
	(Cost $2,902,940)	2,561,351

	Exchange Traded Fund – 0.1%
2,000	iShares MSCI Acwi Index Fund
	(Cost $113,350)	113,840

	Total Long-Term Investments – 99.7%
	(Cost $83,293,935)	87,658,885

	Investments of Collateral for Securities Loaned – 14.9%
13,088,782	BNY Mellon Securities Lending Overnight Fund, 0.1079%(b) (c)
	(Cost $13,088,782)	13,088,782

	Total Investments – 114.6%
	(Cost $96,382,717)	100,747,667
	Liabilities in excess of Other Assets – (14.6%)	(12,873,383)
	Net Assets – 100.0%	$87,874,284

AB – Stock Company

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Joint Stock Company

ASA – Stock Company

A/S – Limited Liability Stock Company or Stock Company

NV – Publicly Traded Company

OYJ – Public Traded Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SpA – Limited Share Company

(a)	Security, or portion thereof, was on loan at November 30, 2013.

(b)
At November 30, 2013, the total market value of the Fund’s securities on loan was $12,381,372 and the total market value of the collateral held by the Fund was $13,507,958, consisting of cash collateral of $13,088,782 and U.S. Government and Agency Securities valued at $419,176.

(c)	Interest rate shown reflects yield as of November 30, 2013.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 189

PORTFOLIO OF INVESTMENTS (Unaudited) continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

% of Long-Term
Country Breakdown	Investments
United States	18.2%
Australia	16.2%
Finland	7.8%
Canada	6.9%
Germany	6.0%
Spain	4.3%
Italy	4.1%
Israel	3.7%
Brazil	3.5%
France	3.3%
United Kingdom	3.3%
South Africa	3.2%
Belgium	3.0%
Turkey	2.4%
Sweden	2.3%
Denmark	1.8%
Jersey	1.7%
Portugal	1.5%
Bermuda	1.1%
Norway	1.0%
Czech Republic	0.9%
Switzerland	0.9%
Singapore	0.8%
Hong Kong	0.7%
South Korea	0.6%
Taiwan	0.5%
Netherlands	0.3%
Subject to change daily.

% of Long-Term
Currency Denomination	Investments
Euro	30.3%
USD	24.2%
Australian Dollar	16.2%
Canadian Dollar	6.9%
All other currencies	22.4%
Subject to change daily.

See notes to financial statements.
190 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

This Page Intentionally Left Blank.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2013

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares 2013		BulletShares 2014		BulletShares 2015		BulletShares 2016
	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSCD	)	(BSCE	)	(BSCF	)	(BSCG	)
Assets
Investments in securities, at value (including securities on loan)	$407,896		$277,606,633		$470,136,236		$461,624,407
Short term investments, at value	179,575,138		136,834,784		—		—
Cash	3,435,141		11,673,925		2,269,383		7,211,390
Foreign currency, at value	—		—		—		—
Receivables:
Fund shares sold	—		3,190,735		3,283,259		6,705,081
Dividends	—		—		—		—
Tax reclaims	—		—		—		—
Interest	391,704		4,071,856		3,864,291		4,008,811
Securities lending income	1,487		3,451		401		483
Investments sold	—		—		—		—
Due from Adviser	—		—		—		—
Other assets	—		—		—		—
Total assets	183,811,366		433,381,384		479,553,570		479,550,172
Liabilities
Custodian bank	—		—		—		—
Payables:
Investments purchased	—		10,270,756		3,169,952		9,864,143
Administration fee	—		—		—		—
Collateral for securities on loan	—		5,959,700		1,344,280		1,302,150
Unrealized depreciation on unfunded commitments	—		—		—		—
Accrued advisory fees	26,264		80,998		89,989		87,314
Accrued line of credit fee	—		—		—		—
Accrued expenses	—		—		—		—
Total liabilities	26,264		16,311,454		4,604,221		11,253,607
Net Assets	$183,785,102		$417,069,930		$474,949,349		$468,296,565
Composition of Net Assets
Paid–in capital	$183,761,542		$415,344,323		$470,079,988		$460,741,805
Accumulated undistributed net investment income (loss)	(4,698)		283,252		431,908		530,571
Accumulated net realized gain (loss) on investments and currency transactions	26,212		164,127		80,695		144,004
Net unrealized appreciation (depreciation) on investments and currency translation	2,046		1,278,228		4,356,758		6,880,185
Net Assets	$183,785,102		$417,069,930		$474,949,349		$468,296,565
Shares outstanding ($0.01 par value with unlimited amount authorized)	8,850,000		19,650,000		21,750,000		21,000,000
Net Asset Value Per Share	$20.77		$21.22		$21.84		$22.30
Investments in securities, at cost	$401,343		$276,589,414		$465,779,478		$454,744,222
Short term investments, at cost	$179,579,645		$136,573,775		$—		$—
Foreign currency, at cost	$—		$—		$—		$—
Securities on loan, at value	$—		$5,814,262		$1,313,015		$1,268,038

See notes to financial statements.
192 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH	)	Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI	)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ	)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK	)	Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL	)	Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM	)	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD	)

$398,459,548		$172,213,613		$82,641,803		$66,430,461		$11,858,711		$5,866,209		$36,731,376
—		—		—								162,874,285
19,052,046		335,099		1,192,489		2,134,892		69,277		64,467		3,744,867
—		—		—		—		—		—		—

—		—		—		—		—		—		—
—		—		—		—		—		—		—
—		—		—		—		—		—		—
3,807,809		1,690,393		1,077,007		784,135		128,224		52,364		1,383,623
585		513		225		312		—		—		314
—		—		—		—		—		—		—
—		—		—		—		—		—		—
—		—		—		—		—		—		—
421,319,988		174,239,618		84,911,524		69,349,800		12,056,212		5,983,040		204,734,465

—		—		—		—		—		—		—

13,960,082		—		505,665		1,182,701		—		—		—
—		—		—		—		—		—		—
1,350,400		797,500		173,250		103,000		—		—		—
—		—		—		—		—		—		—
73,725		32,945		16,551		12,864		2,374		1,179		70,645
—		—		—		—		—		—		—
—		—		—		—		—		—		—
15,384,207		830,445		695,466		1,298,565		2,374		1,179		70,645
$405,935,781		$173,409,173		$84,216,058		$68,051,235		$12,053,838		$5,981,861		$204,663,820

$398,415,842		$172,463,584		$84,127,432		$68,649,309		$12,000,000		$6,000,000		$203,444,159
592,527		263,796		148,801		152,679		33,076		17,621		82,095

146,657		3,707		27,930		5,155		—		—		1,048,224

6,780,755		678,086		(88,105)		(755,908)		20,762		(35,760)		89,342
$405,935,781		$173,409,173		$84,216,058		$68,051,235		$12,053,838		$5,981,861		$204,663,820

17,850,000		8,250,000		4,050,000		3,300,000		600,000		300,000		8,000,000
$22.74		$21.02		$20.79		$20.62		$20.09		$19.94		$25.58
$391,678,793		$171,535,527		$82,729,908		$67,186,369		$11,837,949		$5,901,969		$36,649,874
$—		$—		$—		$—		$—		$—		$162,866,445
$—		$—		$—		$—		$—		$—		$—
$1,316,241		$776,181		$168,591		$100,103		$—		$—		$—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 193

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2013

	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE	)	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF	)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG	)
Assets
Investments in securities, at value (including securities on loan)	$470,945,146		$689,506,386		$338,253,452
Short term investments, at value	18,283,630		—		—
Cash	10,148,952		1,984,486		13,492,745
Foreign currency, at value	—		—		—
Receivables:
Fund shares sold	2,680,111		5,401,571		5,409,810
Dividends	—		—		—
Tax reclaims	—		—		—
Interest	9,377,739		11,815,426		5,695,921
Securities lending income	2,902		10,219		6,497
Investments sold	—		222,103		—
Due from Adviser	—		—		—
Other assets	—		—		—
Total assets	511,438,480		708,940,191		362,858,425
Liabilities
Custodian bank	—		—		—
Payables:
Investments purchased	3,250,212		7,438,202		7,850,365
Administration fee	—		—		—
Collateral for securities on loan	2,350,360		10,987,070		3,909,770
Unrealized depreciation on unfunded commitments	—		—		—
Accrued advisory fees	168,781		228,231		111,797
Accrued line of credit fee	7,677		10,341		5,020
Accrued expenses	—		—		—
Total liabilities	5,777,030		18,663,844		11,876,952
Net Assets	$505,661,450		$690,276,347		$350,981,473
Composition of Net Assets
Paid–in capital	$496,729,974		$671,831,555		$344,060,336
Accumulated undistributed net investment income (loss)	1,308,634		2,220,751		1,116,802
Accumulated net realized gain (loss) on investments and currency transactions	2,120,214		4,609,150		429,715
Net unrealized appreciation (depreciation) on investments and currency translation	5,502,628		11,614,891		5,374,620
Net Assets	$505,661,450		$690,276,347		$350,981,473
Shares outstanding ($0.01 par value with unlimited amount authorized)	18,900,000		25,600,000		13,000,000
Net Asset Value Per Share	$26.75		$26.96		$27.00
Investments in securities, at cost	$463,163,801		$677,891,495		$332,878,832
Short term investments, at cost	$20,562,347		$—		$—
Foreign currency, at cost	$—		$—		$—
Securities on loan, at value	$2,290,321		$10,724,801		$3,816,782

See notes to financial statements.
194 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH	)	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI	)	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ	)	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK	)	Guggenheim Enhanced Core Bond ETF (GIY )	Guggenheim Enhanced Short Duration ETF (GSY	)	Guggenheim S&P Global Dividend Opportunities Index ETF (LVL	)

$139,946,849		$140,943,537		$12,596,330		$7,513,063		$4,959,816	$164,135,620		$100,747,667
—		—		—		—		—	294,333,898		—
2,360,371		1,740,816		136,176		73,545		—	—		36,210
—		—		—		—		—	—		12,547

5,424,674		—		2,574,370		—		—	5,025,277		—
—		—		—		—		—	—		193,803
—		—		—		—		—	—		57,543
2,703,431		2,364,881		181,468		117,416		26,488	965,072		—
4,536		1,334		60		—		—	—		21,421
—		—		—		—		—	1,242		13,198
—		—		—		—		51,788	—		—
—		—		—		—		1,211	109,656		1,822
150,439,861		145,050,568		15,488,404		7,704,024		5,039,303	464,570,765		101,084,211

—		—		—		—		—	1,463,598		—

6,663,723		1,007,550		2,624,168		—		—	597,540		—
—		—		—		—		—	8,781		1,961
2,886,981		1,215,696		—		—		—	—		13,088,782
—		—		—		—		—	62		—
44,008		46,193		3,386		2,651		81	73,397		44,755
1,947		2,075		—		—		—	7,485		—
—		—		—		—		55,007	89,567		74,429
9,596,659		2,271,514		2,627,554		2,651		55,088	2,240,430		13,209,927
$140,843,202		$142,779,054		$12,860,850		$7,701,373		$4,984,215	$462,330,335		$87,874,284

$138,312,021		$139,411,263		$12,712,941		$7,593,225		$5,056,891	$460,209,811		$106,138,383
476,983		555,163		36,996		31,671		1,635	773,943		509,472

187,806		41,340		1,291		—		(36,064)	63,971		(23,137,345)

1,866,392		2,771,288		109,622		76,477		(38,247)	1,282,610		4,363,774
$140,843,202		$142,779,054		$12,860,850		$7,701,373		$4,984,215	$462,330,335		$87,874,284
5,200,000		5,300,000		500,000		300,000		100,000	9,200,000		6,720,000
$27.09		$26.94		$25.72		$25.67		$49.84	$50.25		$13.08
$138,080,457		$138,172,249		12,486,708		$7,436,586		$4,998,063	$162,851,356		$96,382,717
$—		$—		$—		$—		$—	$294,335,490		$—
$—		$—		$—		$—		$—	$—		$12,562
$2,824,229		$1,185,625		$—		$—		$—	$—		$12,381,372

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 195

STATEMENT OF OPERATIONS For the six months ended November 30, 2013 (Unaudited)	November 30, 2013

	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD )	Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE )	Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF	)	Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG	)
Investment Income
Dividend income	$—	$—	$—		$—
Less Return of capital distributions received	—	—	—		—
Foreign taxes withheld	—	—	—		—
Net dividend income	—	—	—		—
Interest	520,484	2,006,103	2,657,260		3,026,575
Net securities lending income	2,253	12,770	2,492		3,626
Total investment income	522,737	2,018,873	2,659,752		3,030,201
Expenses
Advisory fee <Note 3>	224,199	403,653	434,263		411,482
Administration fee	—	—	—		—
Line of credit fee	—	—	—		—
Custodian fee	—	—	—		—
Licensing	—	—	—		—
Listing fee and expenses	—	—	—		—
Printing expenses	—	—	—		—
Professional fees	—	—	—		—
Registration & filings	—	—	—		—
Trustees’ fees and expenses	—	—	—		—
Miscellaneous	—	—	—		—
Total expenses	224,199	403,653	434,263		411,482
Advisory fees waived	(9,989)	—	—		—
Other expenses waived or reimbursed	—	—	—		—
Net Expenses	214,210	403,653	434,263		411,482
Net Investment Income (Loss)	308,527	1,615,220	2,225,489		2,618,719
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	5,010	49,525	61,394		32,562
In-kind transactions	1,898	—	—		—
Foreign currency transactions	—	—	—		—
Net realized gain (loss)	6,908	49,525	61,394		32,562
Net change in unrealized appreciation (depreciation) on investments	(158,618)	(506,923)	699,709		2,142,385
Foreign currency translation	—	—	—		—
Unfunded commitments	—	—	—		—
Net unrealized appreciation (depreciation)	(158,618)	(506,923)	699,709		2,142,385
Net realized and unrealized gain (loss)	(151,710)	(457,398)	761,103		2,174,947
Net Increase (Decrease) in Net Assets Resulting from Operations	$156,817	$1,157,822	$2,986,592		$4,793,666
1 Commencement of investment operations July 17, 2013.

See notes to financial statements.
196 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2017 Corporate Bond ETF	Guggenheim BulletShares 2018 Corporate Bond ETF		Guggenheim BulletShares 2019 Corporate Bond ETF	Guggenheim BulletShares 2020 Corporate Bond ETF	Guggenheim BulletShares 2021 Corporate Bond ETF		Guggenheim BulletShares 2022 Corporate Bond ETF		Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
(BSCH )	(BSCI	)	(BSCJ )	(BSCK )	(BSCL	)(1)	(BSCM	)(1)	(BSJD )

$—	$—		$—	$—	$—		$—		$—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
3,417,966	1,347,160		837,410	828,272	154,827		81,167		2,113,459
4,505	2,130		692	1,330	—		—		17,191
3,422,471	1,349,290		838,102	829,602	154,827		81,167		2,130,650

372,628	155,578		85,297	66,807	10,751		5,346		442,438
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
—	—		—	—	—		—		—
372,628	155,578		85,297	66,807	10,751		5,346		442,438
—	—		—	—	—		—		—
—	—		—	—	—		—		—
372,628	155,578		85,297	66,807	10,751		5,346		442,438
3,049,843	1,193,712		752,805	762,795	144,076		75,821		1,688,212

(1,270)	—		(2,929)	(4,653)	—		—		28,184
—	—		—	—	—		—		32,067
—	—		—	—	—		—		—
(1,270)	—		(2,929)	(4,653)	—		—		60,251
1,868,164	1,007,918		(76,801)	(616,956)	20,762		(35,760)		(269,762)
—	—		—	—	—		—		—
—	—		—	—	—		—		—
1,868,164	1,007,918		(76,801)	(616,956)	20,762		(35,760)		(269,762)
1,866,894	1,007,918		(79,730)	(621,609)	20,762		(35,760)		(209,511)
$4,916,737	$2,201,630		$673,075	$141,186	$164,838		$40,061		$1,478,701

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 197

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2013

	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE	)	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF	)	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG	)
Investment Income
Dividend income	$54,577		$73,912		$19,104
Less Return of capital distributions received	—		—		—
Foreign taxes withheld	—		—		—
Net dividend income	54,577		73,912		19,104
Interest	7,539,109		12,001,607		5,152,219
Net securities lending income	25,455		47,739		20,587
Total investment income	7,619,141		12,123,258		5,191,910
Expenses
Advisory fee <Note 3>	828,001		1,108,033		467,438
Administration fee	—		—		—
Line of credit fee	7,677		10,341		5,020
Custodian fee	—		—		—
Licensing	—		—		—
Listing fee and expenses	—		—		—
Printing expenses	—		—		—
Professional fees	—		—		—
Registration & filings	—		—		—
Trustees’ fees and expenses	—		—		—
Miscellaneous	—		—		—
Total expenses	835,678		1,118,374		472,458
Advisory fees waived	—		—		—
Other expenses waived or reimbursed	—		—		—
Net Expenses	835,678		1,118,374		472,458
Net Investment Income (Loss)	6,783,463		11,004,884		4,719,452
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	849,977		580,526		244,124
In-kind transactions	—		—		—
Foreign currency transactions	—		—		—
Net realized gain (loss)	849,977		580,526		244,124
Net change in unrealized appreciation (depreciation) on investments	2,009,167		4,847,176		3,905,708
Foreign currency translation	—		—		—
Unfunded commitments	—		—		—
Net unrealized appreciation (depreciation)	2,009,167		4,847,176		3,905,708
Net realized and unrealized gain (loss)	2,859,144		5,427,702		4,149,832
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,642,607		$16,432,586		$8,869,284
2 Commencement of investment operations September 24, 2013.

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF		Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Guggenheim BulletShares 2019 High Yield Corporate Bond ETF		Guggenheim BulletShares 2020 High Yield Corporate Bond ETF		Guggenheim Enhanced Core Bond ETF	Guggenheim Enhanced Short Duration ETF	Guggenheim S&P Global Dividend Opportunities ETF
(BSJH	)	(BSJI )	(BSJJ	)(2)	(BSJK	)(2)	(GIY )	(GSY )	(LVL )

$8,481		$16,956	$—		$—		$—	$497,445	$2,478,033
—		—	—		—		—	—	(90,180)
—		—	—		—		—	—	(1,052)
8,481		16,956	—		—		—	497,445	2,386,801
2,199,943		2,761,408	61,709		52,724		63,917	2,435,931	—
13,761		10,424	66		—		11	10,631	101,711
2,222,185		2,788,788	61,775		52,724		63,928	2,944,007	2,488,512

190,983		214,027	5,279		4,253		5,000	417,415	200,749
—		—	—		—		687	50,547	11,041
1,947		2,075	—		—		81	7,485	—
—		—	—		—		20,152	50,325	43,559
—		—	—		—		—	—	22,881
—		—	—		—		3,750	3,750	2,500
—		—	—		—		2,974	10,037	5,039
—		—	—		—		16,210	18,665	14,841
—		—	—		—		—	8,597	935
—		—	—		—		1,746	5,093	2,425
—		—	—		—		10,005	12,039	8,112
192,930		216,102	5,279		4,253		60,605	583,953	312,082
—		—	—		—		(5,000)	(8,459)	(51,108)
—		—	—		—		(48,775)	—	—
192,930		216,102	5,279		4,253		6,830	575,494	260,974
2,029,255		2,572,686	56,496		48,471		57,098	2,368,513	2,227,538

8,145		(101,906)	1,291		—		—	(136,986)	(6,574,932)
—		—	—		—		—	—	—
—		—	—		—		—	—	(39,335)
8,145		(101,906)	1,291		—		—	(136,986)	(6,614,267)
1,135,782		1,818,700	109,622		76,477		(93,112)	483,375	8,566,288
—		—	—		—		—	—	(94)
—		—	—		—		—	(7,523)	—
1,135,782		1,818,700	109,622		76,477		(93,112)	475,852	8,566,194
1,143,927		1,716,794	110,913		76,477		(93,112)	338,866	1,951,927
$3,173,182		$4,289,480	$167,409		$124,948		$(36,014)	$2,707,379	$4,179,465
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 199

STATEMENT OF CHANGES IN NET ASSETS	November 30, 2013

	Guggenheim BulletShares 2013 Corporate Bond ETF (BSCD)		Guggenheim BulletShares 2014 Corporate Bond ETF (BSCE)
	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$308,527	$1,767,182	$1,615,220	$2,685,863
Net realized gain (loss)	6,908	72,636	49,525	166,149
Net unrealized appreciation (depreciation)	(158,618)	(354,339)	(506,923)	1,056,355
Net increase (decrease) in net assets resulting from operations	156,817	1,485,479	1,157,822	3,908,367
Distribution to Shareholders
From and in excess of net investment income	(411,300)	(1,834,350)	(1,587,000)	(2,643,600)
Capital gains	—	(45,900)	—	(42,000)
Return of capital	—	—	—	—
Total distributions	(411,300)	(1,880,250)	(1,587,000)	(2,685,600)
Capital Share Transactions
Proceeds from sale of shares	15,619,805	34,455,771	162,638,683	111,680,890
Cost of shares redeemed	(6,229,809)	—	—	—
Net increase (decrease) from capital share transactions	9,389,996	34,455,771	162,638,683	111,680,890
Total increase (decrease) in net assets	9,135,513	34,061,000	162,209,505	112,903,657
Net Assets
Beginning of period	174,649,589	140,588,589	254,860,425	141,956,768
End of period	$183,785,102	$174,649,589	$417,069,930	$254,860,425
Accumulated undistributed net investment income (loss) at end of period	$(4,698)	$98,075	$283,252	$255,032
Changes in Shares Outstanding
Shares sold	750,000	1,650,000	7,650,000	5,250,000
Shares redeemed	(300,000)	—	—	—
Shares outstanding, beginning of period	8,400,000	6,750,000	12,000,000	6,750,000
Shares outstanding, end of period	8,850,000	8,400,000	19,650,000	12,000,000

See notes to financial statements.
200 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2015 Corporate Bond ETF (BSCF)		Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)		Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)
For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013

$2,225,489	$3,032,268	$2,618,719	$3,314,284	$3,049,843	$4,081,728
61,394	194,813	32,562	294,767	(1,270)	297,104
699,709	2,400,652	2,142,385	2,633,838	1,868,164	3,059,042

2,986,592	5,627,733	4,793,666	6,242,889	4,916,737	7,437,874

(2,105,850)	(2,939,700)	(2,421,600)	(3,228,300)	(2,888,700)	(3,927,600)
—	(168,300)	—	(158,400)	—	(127,200)
—	—	—	—	—	—
(2,105,850)	(3,108,000)	(2,421,600)	(3,386,700)	(2,888,700)	(4,054,800)

225,580,717	124,250,814	232,748,399	113,340,998	142,149,937	143,409,961
—	—	—	—	—	—

225,580,717	124,250,814	232,748,399	113,340,998	142,149,937	143,409,961
226,461,459	126,770,547	235,120,465	116,197,187	144,177,974	146,793,035

248,487,890	121,717,343	233,176,100	116,978,913	261,757,807	114,964,772
$474,949,349	$248,487,890	$468,296,565	$233,176,100	$405,935,781	$261,757,807

$431,908	$312,269	$530,571	$333,452	$592,527	$431,384

10,350,000	5,700,000	10,500,000	5,100,000	6,300,000	6,300,000
—	—	—	—	—	—
11,400,000	5,700,000	10,500,000	5,400,000	11,550,000	5,250,000
21,750,000	11,400,000	21,000,000	10,500,000	17,850,000	11,550,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 201

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2013

	Guggenheim BulletShares 2018 Corporate Bond ETF ( BSCI)		Guggenheim BulletShares 2019 Corporate Bond ETF ( BSCJ)
	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$1,193,712	$639,778	$752,805	$540,112
Net realized gain (loss)	—	7,472	(2,929)	32,659
Net unrealized appreciation (depreciation)	1,007,918	(316,962)	(76,801)	(106,339)
Net increase (decrease) in net assets resulting from operations	2,201,630	330,288	673,075	466,432
Distribution to Shareholders
From net investment income	(1,059,750)	(524,400)	(697,800)	(470,700)
Capital gains	—	—	—	(1,800)
Return of capital	—	—	—	—
Total distributions	(1,059,750)	(524,400)	(697,800)	(472,500)
Capital Share Transactions
Proceeds from sale of shares	81,003,756	85,446,844	27,711,767	47,415,592
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	81,003,756	85,446,844	27,711,767	47,415,592
Total increase (decrease) in net assets	82,145,636	85,252,732	27,687,042	47,409,524
Net Assets
Beginning of period	91,263,537	6,010,805	56,529,016	9,119,492
End of period	$173,409,173	$91,263,537	$84,216,058	$56,529,016
Accumulated undistributed net investment income (loss) at end of period	$263,796	$129,834	$148,801	$93,796
Changes in Shares Outstanding
Shares sold	3,900,000	4,050,000	1,350,000	2,250,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	4,350,000	300,000	2,700,000	450,000
Shares outstanding, end of period	8,250,000	4,350,000	4,050,000	2,700,000
1 Commencement of investment operations - July 17, 2013.

See notes to financial statements.
202 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2020 Corporate Bond ETF ( BSCK)		Guggenheim BulletShares 2021 Corporate Bond ETF ( BSCL)	Guggenheim BulletShares 2022 Corporate Bond ETF ( BSCM)
For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Period Ended November 30, 2013(1) (unaudited)	For the Period Ended November 30, 2013(1) (unaudited)

$762,795	$503,844	$144,076	$75,821
(4,653)	36,808	—	—
(616,956)	(261,173)	20,762	(35,760)

141,186	279,479	164,838	40,061

(693,000)	(446,700)	(111,000)	(58,200)
—	(27,000)	—	—
—	—	—	—
(693,000)	(473,700)	(111,000)	(58,200)

21,480,147	38,169,385	12,000,000	6,000,000
—	—	—	—

21,480,147	38,169,385	12,000,000	6,000,000
20,928,333	37,975,164	12,053,838	5,981,861

47,122,902	9,147,738	—	—
$68,051,235	$47,122,902	$12,053,838	$5,981,861

$152,679	$82,884	$33,076	$17,621

1,050,000	1,800,000	600,000	300,000
—	—	—	—
2,250,000	450,000	—	—
3,300,000	2,250,000	600,000	300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 203

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2013

	Guggenheim BulletShares 2013 High Yield Corporate Bond ETF (BSJD)		Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)
	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$1,688,212	$7,270,024	$6,783,463	$8,340,826
Net realized gain (loss)	60,251	1,515,016	849,977	1,593,769
Net unrealized appreciation (depreciation)	(269,762)	196,108	2,009,167	2,997,570
Net increase (decrease) in net assets resulting from operations	1,478,701	8,981,148	9,642,607	12,932,165
Distribution to Shareholders
From and in excess of net investment income	(2,064,900)	(7,402,900)	(6,438,500)	(7,895,800)
Capital gains	—	(300,300)	—	(316,800)
Return of capital	—	—	—	—
Total distributions	(2,064,900)	(7,703,200)	(6,438,500)	(8,212,600)
Capital Share Transactions
Proceeds from sale of shares	2,547,911	66,871,459	202,186,560	192,991,163
Cost of shares redeemed	(10,234,484)	—	—	—
Net increase (decrease) from capital share transactions	(7,686,573)	66,871,459	202,186,560	192,991,163
Total increase (decrease) in net assets	(8,272,772)	68,149,407	205,390,667	197,710,728
Net Assets
Beginning of period	212,936,592	144,787,185	300,270,783	102,560,055
End of period	$204,663,820	$212,936,592	$505,661,450	$300,270,783
Accumulated undistributed net investment income (loss) at end of period	$82,095	$458,783	$1,308,634	$963,671
Changes in Shares Outstanding
Shares sold	100,000	2,600,000	7,600,000	7,300,000
Shares redeemed	(400,000)	—	—	—
Shares outstanding, beginning of period	8,300,000	5,700,000	11,300,000	4,000,000
Shares outstanding, end of period	8,000,000	8,300,000	18,900,000	11,300,000

See notes to financial statements.
204 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)		Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)		Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)
For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013

$11,004,884	$16,309,287	$4,719,452	$2,798,766	$2,029,255	$1,288,226
580,526	4,361,542	244,124	188,148	8,145	182,449
4,847,176	8,784,678	3,905,708	1,601,296	1,135,782	838,006

16,432,586	29,455,507	8,869,284	4,588,210	3,173,182	2,308,681

(10,399,200)	(15,759,900)	(4,140,800)	(2,288,600)	(1,805,900)	(1,062,000)
—	(177,800)	—	—	—	—
—	—	—	—	—	—
(10,399,200)	(15,937,700)	(4,140,800)	(2,288,600)	(1,805,900)	(1,062,000)

266,735,567	208,308,686	202,243,391	134,261,638	72,225,116	58,529,788
—	—	—	—	—	—

266,735,567	208,308,686	202,243,391	134,261,638	72,225,116	58,529,788
272,768,953	221,826,493	206,971,875	136,561,248	73,592,398	59,776,469

417,507,394	195,680,901	144,009,598	7,448,350	67,250,804	7,474,335
$690,276,347	$417,507,394	$350,981,473	$144,009,598	$140,843,202	$67,250,804

$2,220,751	$1,615,067	$1,116,802	$538,150	$476,983	$253,628

10,000,000	7,900,000	7,600,000	5,100,000	2,700,000	2,200,000
—	—	—	—	—	—
15,600,000	7,700,000	5,400,000	300,000	2,500,000	300,000
25,600,000	15,600,000	13,000,000	5,400,000	5,200,000	2,500,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 205

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2013

	Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)
	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$2,572,686	$1,626,181
Net realized gain (loss)	(101,906)	147,245
Net unrealized appreciation (depreciation)	1,818,700	1,080,727
Net increase (decrease) in net assets resulting from operations	4,289,480	2,854,153
Distribution to Shareholders
From and in excess of net investment income	(2,279,500)	(1,385,500)
Capital gains	—	(3,300)
Return of capital	—	—
Total distributions	(2,279,500)	(1,388,800)
Capital Share Transactions
Proceeds from sale of shares	74,021,064	60,359,398
Cost of shares redeemed	—	—
Net increase (decrease) from capital share transactions	74,021,064	60,359,398
Total increase (decrease) in net assets	76,031,044	61,824,751
Net Assets
Beginning of period	66,748,010	4,923,259
End of period	$142,779,054	$66,748,010
Accumulated undistributed net investment income (loss) at end of period	$555,163	$261,977
Changes in Shares Outstanding
Shares sold	2,800,000	2,300,000
Shares redeemed	—	—
Shares outstanding, beginning of period	2,500,000	200,000
Shares outstanding, end of period	5,300,000	2,500,000
2 Commencement of investment operations - September 24, 2013.

See notes to financial statements.
206 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

November 30, 2013

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	Guggenheim Enhanced Core Bond ETF (GIY)
For the Period Ended November 30, 2013(2) (unaudited)	For the Period For the Year November 30, 2013(2) (unaudited)	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013

$56,496	$48,471	$57,098	$85,343
1,291	—	—	7,689
109,622	76,477	(93,112)	(69,525)

167,409	124,948	(36,014)	23,507

(19,500)	(16,800)	(68,800)	(127,900)
—	—	—	(63,200)
—	—	—	—
(19,500)	(16,800)	(68,800)	(191,100)

12,712,941	7,593,225	—	—
—	—	—	—

12,712,941	7,593,225	—	—
12,860,850	7,701,373	(104,814)	(167,593)

—	—	5,089,029	5,256,622
$12,860,850	$7,701,373	$4,984,215	$5,089,029

$36,996	$31,671	$1,635	$13,337

500,000	300,000	—	—
—	—	—	—
—	—	100,000	100,000
500,000	300,000	100,000	100,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 207

STATEMENT OF CHANGES IN NET ASSETS continued	November 30, 2013

	Guggenheim Enhanced Short Duration ETF (GSY)		Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)
	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (unaudited)	For the Year Ended May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$2,368,513	$2,470,279	$2,227,538	$4,538,291
Net realized gain (loss)	(136,986)	344,516	(6,614,267)	(3,968,235)
Net unrealized appreciation (depreciation)	475,852	662,660	8,566,194	6,655,837
Net increase (decrease) in net assets resulting from operations	2,707,379	3,477,455	4,179,465	7,225,893
Distribution to Shareholders
From and in excess of net investment income	(2,046,700)	(2,088,700)	(3,723,840)	(3,901,440)
Capital gains	—	(163,400)	—	—
Return of capital	—	—	—	—
Total distributions	(2,046,700)	(2,252,100)	(3,723,840)	(3,901,440)
Capital Share Transactions
Proceeds from sale of shares	190,483,014	220,540,833	18,391,424	52,338,467
Cost of shares redeemed	(55,185,884)	(55,125,708)	—	(37,996,162)
Net increase (decrease) from capital share transactions	135,297,130	165,415,125	18,391,424	14,342,305
Total increase (decrease) in net assets	135,957,809	166,640,480	18,847,049	17,666,758
Net Assets
Beginning of period	326,372,526	159,732,046	69,027,235	51,360,477
End of period	$462,330,335	$326,372,526	$87,874,284	$69,027,235
Accumulated undistributed net investment income (loss) at end of period	$773,943	$452,130	$509,472	$2,005,774
Changes in Shares Outstanding
Shares sold	3,800,000	4,400,000	1,440,000	4,000,000
Shares redeemed	(1,100,000)	(1,100,000)	—	(2,960,000)
Shares outstanding, beginning of period	6,500,000	3,200,000	5,280,000	4,240,000
Shares outstanding, end of period	9,200,000	6,500,000	6,720,000	5,280,000

See notes to financial statements.
208 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2013

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended November 30, 2013 (unaudited	)	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$20.79		$20.83	$20.85	$20.08
Income from investment operations
Net investment income (a)	0.04		0.23	0.30	0.30
Net realized and unrealized gain (loss)	(0.01)		(0.02)	(0.02)	0.73
Total from investment operations	0.03		0.21	0.28	1.03
Distributions to shareholders
From net investment income	(0.05)		(0.24)	(0.30)	(0.26)
Capital gains	—		(0.01)	—	(0.00	)(b)
Total distributions to shareholders	(0.05)		(0.25)	(0.30)	(0.26)
Net asset value, end of period	$20.77		$20.79	$20.83	$20.85
Market value, end of period	$20.71		$20.80	$20.85	$20.96
Total return(c)
Net asset value	0.13%		1.01%	1.35%	5.13%
Ratios and supplemental data
Net assets, end of period (thousands)	$183,785		$174,650	$140,589	$71,940
Ratio of net expenses to average net assets	0.23	%(d)	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	0.33	%(d)	1.10%	1.47%	1.48	%(d)
Portfolio turnover rate (e)	0%		2%	4%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01 per share.

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 209

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Per share operating performance for a share outstanding throughout the period	For the Six Months Ended November 30, 2013 (unaudited	)	For the Year Ended May 31, 2013	For the Year Ended May 31, 2012	For the Period June 7, 2010* through May 31, 2011
Net asset value, beginning of period	$21.24		$21.03	$21.11	$20.10
Income from investment operations
Net investment income (a)	0.10		0.30	0.40	0.45
Net realized and unrealized gain (loss)	(0.01)		0.23	(0.08)	0.93
Total from investment operations	0.09		0.53	0.32	1.38
Distributions to shareholders
From and in excess of net investment income	(0.11)		(0.31)	(0.40)	(0.37)
Capital gains	—		(0.01)	—	(0.00	)(b)
Total distributions to shareholders	(0.11)		(0.32)	(0.40)	(0.37)
Net asset value, end of period	$21.22		$21.24	$21.03	$21.11
Market value, end of period	$21.29		$21.30	$21.09	$21.21
Total return (c)
Net asset value	0.41%		2.51%	1.55%	6.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$417,070		$254,860	$141,957	$57,006
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	0.96	%(d)	1.42%	1.91%	2.24	%(d)
Portfolio turnover rate (e)	6%		7%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
210 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

	For the
	Six Months				For the Period
	Ended		For the	For the	June 7, 2010	*
Per share operating performance	November 30, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.80		$21.35	$21.23	$20.14
Income from investment operations
Net investment income (a)	0.13		0.39	0.51	0.56
Net realized and unrealized gain	0.05		0.48	0.11	1.00
Total from investment operations	0.18		0.87	0.62	1.56
Distributions to shareholders
From and in excess of net investment income	(0.14)		(0.40)	(0.50)	(0.47)
Capital gains	—		(0.02)	—	—
Total distributions to shareholders	(0.14)		(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.84		$21.80	$21.35	$21.23
Market value, end of period	$21.89		$21.86	$21.39	$21.37
Total return (b)
Net asset value	0.81%		4.10%	2.99%	7.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$474,949		$248,488	$121,717	$35,037
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.23	%(c)	1.81%	2.42%	2.77	%(c)
Portfolio turnover rate (d)	1%		3%	1%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 211

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

	For the
	Six Months				For the Period
	Ended		For the	For the	June 7, 2010*
Per share operating performance	November 30, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$22.21		$21.66	$21.38	$20.13
Income from investment operations
Net investment income (a)	0.17		0.46	0.58	0.66
Net realized gain	0.09		0.58	0.28	1.16
Total from investment operations	0.26		1.04	0.86	1.82
Distributions to Shareholders
From and in excess of net investment income	(0.17)		(0.47)	(0.58)	(0.57)
Capital gains	—		(0.02)	—	—
Total distributions to shareholders	(0.17)		(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.30		$22.21	$21.66	$21.38
Market value, end of period	$22.37		$22.28	$21.70	$21.48
Total return (b)
Net asset value	1.16%		4.82%	4.10%	9.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$468,297		$233,176	$116,979	$28,857
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.53	%(c)	2.07%	2.72%	3.24	%(c)
Portfolio turnover rate (d)	0	%**	4%	5%	4%

*	Commencement of investment operations.

**	Less than 1%.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
212 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

	For the
	Six Months				For the Period
	Ended		For the	For the	June 7, 2010*
Per share operating performance	November 30, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$22.66		$21.90	$21.59	$20.19
Income from investment operations
Net investment income (a)	0.22		0.52	0.70	0.75
Net realized and unrealized gain	0.08		0.78	0.30	1.30
Total from investment operations	0.30		1.30	1.00	2.05
Distributions to shareholders
From net investment income	(0.22)		(0.52)	(0.69)	(0.65)
Capital gains	—		(0.02)	—	—
Total distributions to shareholders	(0.22)		(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.74		$22.66	$21.90	$21.59
Market value, end of period	$22.80		$22.71	$21.93	$21.62
Total return (b)
Net asset value	1.32%		5.98%	4.76%	10.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$405,936		$261,758	$114,965	$29,145
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.96	%(c)	2.28%	3.24%	3.62	%(c)
Portfolio turnover rate (d)	1%		3%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 213

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

	For the Six			For the Period
	Months Ended			March 28, 2012*
Per share operating performance	November 30, 2013		For the Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$20.98		$20.04	$19.98
Income from investment operations
Net investment income (a)	0.19		0.40	0.09
Net realized and unrealized gain (loss)	0.03		0.94	(0.00	)(e)
Total from investment operations	0.22		1.34	0.09
Distributions to shareholders
From net investment income	(0.18)		(0.40)	(0.03)
Net asset value, end of period	$21.02		$20.98	$20.04
Market value, end of period	$21.09		$21.04	$20.13
Total return (b)
Net asset value	1.05%		6.73%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$173,409		$91,264	$6,011
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.84	%(c)	1.90%	2.53	%(c)
Portfolio turnover rate (d)	0%		5%	2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
214 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

	For the Six				For the Period
	Months Ended		For the		March 28, 2012*
Per share operating performance	November 30, 2013		Year Ended		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013		May 31, 2012
Net asset value, beginning of period	$20.94		$20.27		$19.97
Income from investment operations
Net investment income (a)	0.22		0.47		0.10
Net realized and unrealized gain	(0.16)		0.70		0.24
Total from investment operations	0.06		1.17		0.34
Distributions to shareholders
From and in excess of net investment income	(0.21)		(0.50)		(0.04)
Capital gains	—		(0.00	)(e)	—
Total distributions to shareholders	(0.21)		(0.50)		(0.04)
Net asset value, end of period	$20.79		$20.94		$20.27
Market value, end of period	$20.89		$20.98		$20.14
Total return (b)
Net asset value	0.30%		5.85%		1.71%
Ratios and supplemental data
Net assets, end of period (thousands)	$84,216		$56,529		$9,119
Ratio of net expenses to average net assets	0.24	%(c)	0.24%		0.24	%(c)
Ratio of net investment income to average net assets	2.12	%(c)	2.26%		2.88	%(c)
Portfolio turnover rate (d)	1%		4%		0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 215

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	March 28, 2012*
Per share operating performance	November 30, 2013		Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$20.94		$20.33	$19.99
Income from investment operations
Net investment income (a)	0.28		0.59	0.11
Net realized and unrealized gain/(loss)	(0.34)		0.66	0.28
Total from investment operations	(0.06)		1.25	0.39
Distributions to shareholders
From and in excess of net investment income	(0.26)		(0.60)	(0.05)
Capital gains	—		(0.04)	—
Total distributions to shareholders	(0.26)		(0.64)	(0.05)
Net asset value, end of period	$20.62		$20.94	$20.33
Market value, end of period	$20.69		$20.89	$20.32
Total return (b)
Net asset value	-0.28%		6.16%	1.93%
Ratios and supplemental data
Net assets, end of period (thousands)	$68,051		$47,123	$9,148
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	2.74	%(c)	2.83%	3.06	%(c)
Portfolio turnover rate (d)	0	%**	5%	0	%**

*	Commencement of investment operations.

**	Less than 1%.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
216 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCL | Guggenheim BulletShares 2021 Corporate Bond ETF

	For the Period
	July 17, 2013*
	through
Per share operating performance	November 30, 2013
for a share outstanding throughout the period	(unaudited	)
Net asset value, beginning of period	$19.96
Income from investment operations
Net investment income (a)	0.24
Net realized gain	0.08
Total from investment operations	0.32
Distributions to Shareholders
From net investment income	(0.19)
Capital gains	—
Total distributions to shareholders	(0.19)
Net asset value, end of period	$20.09
Market value, end of period	$20.10
Total return (b)
Net asset value	1.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,054
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.22	%(c)
Portfolio turnover rate (d)	0%
*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 217

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	For the Period
	July 17, 2013*
	through
Per share operating performance	November 30, 2013
for a share outstanding throughout the period	(unaudited	)
Net asset value, beginning of period	$19.99
Income from investment operations
Net investment income (a)	0.25
Net realized and unrealized loss	(0.11)
Total from investment operations	0.14
Distributions to Shareholders
From net investment income	(0.19)
Net asset value, end of period	$19.94
Market value, end of period	$19.92
Total return (b)
Net asset value	0.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,982
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.40	%(c)
Portfolio turnover rate (d)	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
218 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

	For the
	Six Months					For the Period
	Ended		For the	For the		January 25, 2011*
Per share operating performance	November 30, 2013		Year Ended	Year Ended		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012		May 31, 2011
Net asset value, beginning of period	$25.66		$25.40	$25.71		$25.13
Income from investment operations
Net investment income (a)	0.21		0.99	1.24		0.36
Net realized and unrealized gain (loss)	(0.04)		0.34	(0.42)		0.44
Total from investment operations	0.17		1.33	0.82		0.80
Distributions to shareholders
From and in excess of net investment income	(0.25)		(1.03)	(1.13)		(0.22)
Capital gains	—		(0.04)	(0.00	)(b)	—
Total distributions to shareholders	(0.25)		(1.07)	(1.13)		(0.22)
Net asset value, end of period	$25.58		$25.66	$25.40		$25.71
Market value, end of period	$25.51		$25.76	$25.50		$25.82
Total return (c)
Net asset value	0.66%		5.31%	3.30%		3.18%
Ratios and supplemental data
Net assets, end of period (thousands)	$204,664		$212,937	$144,787		$28,276
Ratio of net expenses to average net assets	0.42	%(d)	0.42%	0.42%		0.42	%(d)
Ratio of net investment income to average net assets	1.60	%(d)	3.85%	4.93%		4.15	%(d)
Portfolio turnover rate (e)	0%		71%	50%		34%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 219

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

	For the
	Six Months				For the Period
	Ended		For the	For the	January 25, 2011*
Per share operating performance	November 30, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$26.57		$25.64	$25.72	$25.06
Income from investment operations
Net investment income (a)	0.46		1.13	1.42	0.43
Net realized and unrealized gain (loss)	0.17		0.98	(0.20)	0.52
Total from investment operations	0.63		2.11	1.22	0.95
Distributions to Shareholders
From and in excess of net investment income	(0.45)		(1.14)	(1.30)	(0.29)
Capital Gains	—		(0.04)	—	—
Total Distributions to shareholders	(0.45)		(1.18)	(1.30)	(0.29)
Net asset value, end of period	$26.75		$26.57	$25.64	$25.72
Market value, end of period	$26.83		$26.62	$25.62	$25.83
Total return (b)
Net asset value	2.41%		8.40%	4.97%	3.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$505,661		$300,271	$102,560	$18,003
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	3.44	%(c)	4.29%	5.61%	4.92	%(c)
Portfolio turnover rate (d)	15%		37%	56%	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
220 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

	For the
	Six Months				For the Period
	Ended		For the	For the	January 25, 2011*
Per share operating performance	November 30, 2013		Year Ended	Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$26.76		$25.41	$25.73	$25.21
Income from investment operations
Net investment income (a)	0.55		1.37	1.48	0.47
Net realized and unrealized gain (loss)	0.19		1.35	(0.46)	0.35
Total from investment operations	0.74		2.72	1.02	0.82
Distributions to shareholders
From net investment income	(0.54)		(1.36)	(1.34)	(0.30)
Capital gains	—		(0.01)	—	—
Total distributions to shareholders	(0.54)		(1.37)	(1.34)	(0.30)
Net asset value, end of period	$26.96		$26.76	$25.41	$25.73
Market value, end of period	$27.06		$26.81	$25.48	$25.86
Total return (b)
Net asset value	2.83%		10.96%	4.18%	3.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$690,276		$417,507	$195,681	$12,864
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.17	%(c)	5.18%	5.89%	5.40	%(c)
Portfolio turnover rate (d)	11%		61%	70%	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 221

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

	For the			For the Period
	Six Months ended		For the	April 25, 2012*
Per share operating performance	November 30, 2013		Year Ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$26.67		$24.83	$24.99
Income from investment operations
Net investment income (a)	0.56		1.30	0.12
Net realized and unrealized gain (loss)	0.30		1.73	(0.28)
Total from investment operations	0.86		3.03	(0.16)
Distributions to shareholders
From net investment income	(0.53)		(1.19)	—
Net asset value, end of period	$27.00		$26.67	$24.83
Market value, end of period	$27.08		$26.73	$24.90
Total return (b)
Net asset value	3.29%		12.47%	-0.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$350,981		$144,010	$7,448
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.24	%(c)	4.98%	4.82	%(c)
Portfolio turnover rate (d)	16%		32%	7%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
222 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

	For the			For the Period
	Six Months Ended		For the	April 25, 2012*
Per share operating performance	November 30, 2013		year ended	through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$26.90		$24.91	$24.94
Income from investment operations
Net investment income (a)	0.59		1.26	0.12
Net realized and unrealized gain	0.16		1.91	(0.15)
Total from investment operations	0.75		3.17	(0.03)
Distributions to shareholders
From net investment income	(0.56)		(1.18)	—
Net asset value, end of period	$27.09		$26.90	$24.91
Market value, end of period	$27.18		$26.88	$25.02
Total return (b)
Net asset value	2.86%		12.97%	-0.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$140,843		$67,251	$7,474
Ratio of net expenses to average net assets	0.42	%(c)	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.46	%(c)	4.80%	5.00	%(c)
Portfolio turnover rate (d)	13%		38%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 223

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

	For the				For the Period
	Six Months Ended		For the		April 25, 2012*
Per share operating performance	November 30, 2013		Year Ended		through
for a share outstanding throughout the period	(unaudited	)	May 31, 2013		May 31, 2012
Net asset value, beginning of period	$26.70		$24.62		$24.97
Income from investment operations
Net investment income (a)	0.67		1.49		0.13
Net realized and unrealized gain (loss)	0.19		1.93		(0.48)
Total from investment operations	0.86		3.42		(0.35)
Distributions to shareholders
From and in excess of net investment income	(0.62)		(1.34)		—
Capital gains	—		(0.00	)(e)	—
Total distributions to shareholders	(0.62)		(1.34)		—
Net asset value, end of period	$26.94		$26.70		$24.62
Market value, end of period	$27.03		$26.76		$24.73
Total return (b)
Net asset value	3.29%		14.20%		-1.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$142,779		$66,748		$4,923
Ratio of net expenses to average net assets	0.42	%(c)	0.42%		0.42	%(c)
Ratio of net investment income to average net assets	5.05	%(c)	5.71%		5.30	%(c)
Portfolio turnover rate (d)	16%		37%		4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
224 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	For the Period
	September 24, 2013*
	through
Per share operating performance	November 30, 2013
for a share outstanding throughout the period	(unaudited	)
Net asset value, beginning of period	$25.03
Income from investment operations
Net investment income (a)	0.21
Net realized gain	0.55
Total from investment operations	0.76
Distributions to shareholders
From net investment income	(0.07)
Net asset value, end of period	$25.72
Market value, end of period	$25.84
Total return (b)
Net asset value	3.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,861
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	4.50	%(c)
Portfolio turnover rate (d)	2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 225

FINANCIAL HIGHLIGHTS continued	November 30, 2013

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	For the Period
	September 24, 2013*
	through
Per share operating performance	November 30, 2013
for a share outstanding throughout the period	(unaudited	)
Net asset value, beginning of period	$25.03
Income from investment operations
Net investment income (a)	0.22
Net realized and unrealized gain	0.48
Total from investment operations	0.70
Distributions to shareholders
From net investment income	(0.06)
Net asset value, end of period	$25.67
Market value, end of period	$25.75
Total return (b)
Net asset value	2.78%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,701
Ratio of net expenses to average net assets	0.42	%(c)
Ratio of net investment income to average net assets	4.79	%(c)
Portfolio turnover rate (d)	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
226 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

GIY Guggenheim Enhanced Core Bond ETF

	For the six
	months ended		For the		For the	For the	For the	For the
Per share operating performance	November 30, 2013		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(unaudited	)	May 31, 2013		May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Net asset value, beginning of period	$50.89		$52.57		$53.04	$52.03	$50.39	$48.98
Income from investment operations
Net investment income (loss) (a)	0.57		0.85		0.94	0.86	1.03	1.04
Net realized and unrealized gain (loss)	(0.93)		(0.62)		2.32	1.79	2.65	1.54
Total from investment operations	(0.36)		0.23		3.26	2.65	3.68	2.58
Distributions to shareholders
From and in excess of net investment income	(0.69)		(1.28)		(0.82)	(1.21)	(1.61)	(1.17)
Capital gains	—		(0.63)		(2.91)	(0.43)	(0.43)	—
Total distributions to shareholders	(0.69)		(1.91)		(3.73)	(1.64)	(2.04)	(1.17)
Net asset value, end of period	$49.84		$50.89		$52.57	$53.04	$52.03	$50.39
Market value, end of period	$49.45		$50.71		$52.38	$53.00	$53.45	$43.05
Total return*(b)
Net asset value	-0.70%		0.40%		6.33%	5.15%	7.43%	5.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,984		$5,089		$5,257	$5,304	$5,203	$5,039
Ratio of net expenses to average net assets*	0.27	%(c)	0.27%		0.27%	0.32%	0.32%	0.50%
Ratio of net investment income (loss) to average net assets*	2.28	%(c)	1.63%		1.78%	1.62%	2.00%	2.10%
Portfolio turnover rate (d)	4%		26	%(e)	296%	458%	505%	499%

* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	2.42	%(c)	2.31%		2.78%	2.01%	2.76%	3.05%
Ratio of net investment income (loss) to average net assets	0.13	%(c)	-0.41%		-0.73%	-0.07%	-0.44%	-0.45%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	The decrease in the portfolio turnover compared to prior years is the result of the change in the Fund’s investment strategy.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 227

FINANCIAL HIGHLIGHTS continued	November 30, 2013

GSY Guggenheim Enhanced Short Duration ETF

	For the Six
	Months Ended		For the	For the	For the	For the	For the
Per share operating performance	November 30, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Net asset value, beginning of period	$50.21		$49.92	$49.83	$49.80	$49.83	$50.02
Income from investment operations
Net investment income (a)	0.28		0.57	0.22	0.02	0.01	0.49
Net realized and unrealized gain (loss)	0.01		0.24	0.07	0.02	(0.02)	0.03
Total from investment operations	0.29		0.81	0.29	0.04	(0.01)	0.52
Distributions to Shareholders
From and in excess of net investment income	(0.25)		(0.48)	(0.19)	(0.01)	(0.01)	(0.70)
Capital Gains	—		(0.04)	(0.01)	—	—	—
Return of capital	—		—	—	—	(0.01)	(0.01)
Total distributions to shareholders	(0.25)		(0.52)	(0.20)	(0.01)	(0.02)	(0.71)
Net asset value, end of period	$50.25		$50.21	$49.92	$49.83	$49.80	$49.83
Market value, end of period	$50.26		$50.24	$49.95	$49.79	$49.78	$49.84
Total return* (b)
Net asset value	0.58%		1.63%	0.59%	0.07%	-0.03%	1.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$462,330		$326,373	$159,732	$19,933	$14,940	$9,965
Ratio of net expenses to average net assets* (d)	0.27	%(e)	0.26%	0.26%	0.27%	0.32%	0.46%
Ratio of net investment income to average net assets*	1.10	%(e)	1.14%	0.45%	0.03%	0.01%	0.98%
Portfolio turnover rate (c)	18%		83%	7%	0%	0%	0%

* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.27	%(e)	0.30%	0.56%	2.08%	1.02%	2.12%
Ratio of net investment income (loss) to average net assets	1.10	%(e)	1.10%	0.15%	-1.78%	-0.69%	-0.68%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.01% for the six months ended November 30, 2013, 0.02% for the year ended May 31, 2013, 0.01% for the year ended May 31, 2012 and 0.00% for all other years.

(e)	Annualized.

See notes to financial statements.
228 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2013

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	For the Six
	Months Ended		For the	For the	For the	For the	For the
Per share operating performance	November 30, 2013		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	(unaudited	)	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Net asset value, beginning of period	$13.07		$12.11	$16.00	$13.19	$11.55	$19.37
Income from investment operations
Net investment income (a)	0.35		1.07	1.04	0.91	0.76	0.88
Net realized and unrealized gain (loss)	0.26		0.86	(4.23)	2.76	1.51	(7.98)
Total from investment operations	0.61		1.93	(3.19)	3.67	2.27	(7.10)
Distributions to shareholders
From and in excess of net investment income	(0.60)		(0.97)	(0.70)	(0.86)	(0.63)	(0.72)
Total distribution to shareholders	(0.60)		(0.97)	(0.70)	(0.86)	(0.63)	(0.72)
Net asset value, end of period	$13.08		$13.07	$12.11	$16.00	$13.19	$11.55
Market value, end of period	$13.13		$13.02	$12.10	$16.15	$13.15	$11.24
Total return *(b)
Net asset value	5.00%		16.33%	-20.43%	28.89%	19.97%	-37.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$87,874		$69,027	$51,360	$38,391	$12,665	$5,542
Ratio of net expenses to average net assets (e)*	0.65	%(c)	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets*	5.55	%(c)	8.28%	7.63%	6.14%	5.47%	7.62%
Portfolio turnover rate (d)	67%		55%	91%	51%	34%	181	%(e)

* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (e)	0.78	%(c)	0.92%	1.05%	1.44%	2.15%	2.97%
Ratio of net investment income (loss) to average net assets	5.42	%(c)	8.01%	7.23%	5.35%	3.97%	5.31%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.55% for the six months ended November 30, 2013, 0.25% for the year ended May 31, 2013, 0.48% of the year ended May 31, 2012, and 0.00% for the years ended May 31, 2011 and May 31, 2010 and 0.09% for the year ended May 31, 2009.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT l 229

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2013

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 21 portfolios have a semiannual reporting period ended on November 30, 2013:

Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2013 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2013 Index
Guggenheim BulletShares
2014 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares
2015 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2013 High Yield Corporate Bond ETF	Corporate Bond 2013 Index
Guggenheim BulletShares 2014	NASDAQ BulletShares® USD High Yield
High Yield Corporate Bond ETF	Corporate Bond 2014 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration ETF are actively managed ETFs and therefore do not track an index. On September 27, 2013, the name of Guggenheim Enhanced Short Duration Bond ETF was changed to Guggenheim Enhanced Short Duration ETF.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

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The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a pricing committee (the “Pricing Committee”), which is comprised of employees of Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) or its affiliates responsible for implementing the valuation procedures established by the Funds.

Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2013.

Guggenheim BulletShares 2013 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$18,726	$—	$18,726
U.S. Treasury Security	—	161,257	—	161,257
Total	$—	$179,983	$—	$179,983

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Guggenheim BulletShares 2014 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$408,482	$—	$408,482
Investments of Collateral
for Securities Loaned	5,959	—	—	5,959
Total	$5,959	$408,482	$—	$414,441

Guggenheim BulletShares 2015 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$468,792	$—	$468,792
Investments of Collateral
for Securities Loaned	1,344	—	—	1,344
Total	$1,344	$468,792	$—	$470,136

Guggenheim BulletShares 2016 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$460,322	$—	$460,322
Investments of Collateral
for Securities Loaned	1,302	—	—	1,302
Total	$1,302	$460,322	$—	$461,624

Guggenheim BulletShares 2017 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$397,109	$—	$397,109
Investments of Collateral
for Securities Loaned	1,350	—	—	1,350
Total	$1,350	$397,109	$—	$398,459

Guggenheim BulletShares 2018 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$171,416	$—	$171,416
Investments of Collateral
for Securities Loaned	798	—	—	798
Total	$798	$171,416	$—	$172,214

Guggenheim BulletShares 2019 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$82,469	$—	$82,469
Investments of Collateral
for Securities Loaned	173	—	—	173
Total	$173	$82,469	$—	$82,642

Guggenheim BulletShares 2020 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$66,327	$—	$66,327
Investments of Collateral
for Securities Loaned	103	—	—	103
Total	$103	$66,327	$—	$66,430

Guggenheim BulletShares 2021 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$11,859	$—	$11,859
Total	$—	$11,859	$—	$11,859

Guggenheim BulletShares 2022 Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$5,866	$—	$5,866
Total	$—	$5,866	$—	$5,866

Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$44,110	$—	$44,110
U.S. Treasury Security	—	155,496	—	155,496
Total	$—	$199,606	$—	$199,606

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$485,509	$—	$485,509
Exchange Traded Fund	1,369	—	—	1,369
Investments of Collateral
for Securities Loaned	2,351	—	—	2,351
Total	$3,720	$485,509	$—	$489,229

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$675,695	$—	$675,695
Exchange Traded Fund	2,824	—	—	2,824
Investments of Collateral
for Securities Loaned	10,987	—	—	10,987
Total	$13,811	$675,695	$—	$689,506

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$329,250	$—	$329,250
Exchange Traded Fund	5,094	—	—	5,094
Investments of Collateral
for Securities Loaned	3,910	—	—	3,910
Total	$9,004	$329,250	$—	$338,254

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$136,041	$—	$136,041
Exchange Traded Fund	1,019	—	—	1,019
Investments of Collateral
for Securities Loaned	2,887	—	—	2,887
Total	$3,906	$136,041	$—	$139,947

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$138,749	$—	$138,749
Common Stock	—	87	—	87
Preferred Stock	—	194	—	194
Exchange Traded Fund	697	—	—	697
Investments of Collateral
for Securities Loaned	1,216	—	—	1,216
Total	$1,913	$139,030	$—	$140,943

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$12,596	$—	$12,596
Total	$—	$12,596	$—	$12,596

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$7,513	$—	$7,513
Total	$—	$7,513	$—	$7,513

Guggenheim Enhanced Core Bond ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$997	$—	$997
Mortgage Backed Securities	—	2,138	—	2,138
U. S .Government
Agency Securities	—	451	—	451
U. S. Treasury Securities	—	1,349	—	1,349
Money Market Fund	25	—	—	25
Total	$25	$4,935	$—	$4,960

Guggenheim Enhanced Short Duration ETF

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$79,841		$—	$79,841
Asset Backed Securities	—	34,955		—	34,955
Collateralized Mortgage
Obligations	—	6,766		—	6,766
Term Loans	—	22,360		—	22,360
U.S. Treasury Securities	—	36,000		—	36,000
Exchange Traded Funds	19,310	—		—	19,310
Commercial Paper	—	129,667		—	129,667
Repurchase Agreements	—	88,077		—	88,077
Municipal Bonds	—	35,393		—	35,393
Money Market Funds	6,100	—		—	6,100
Total	$25,410	$433,059		$—	$458,469
Liabilities:
Unfunded Commitments	$—	$–	*	$—	$–	*

* Market value is less than minimum amount disclosed.

The transfers in and out of the valuation levels as of November 30, 2013 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 3 to Level 2 (in $000s)
Asset Backed Securities	$2,056
Corporate Bonds	1,459
$3,515

These transfers were due to the availability of market price information for each respective security at November 30, 2013.

The following table presents the activity for the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the six months ended November 30, 2013.

Beginning Balance at 5/31/13 (in $000s)
Asset Backed Securities	$2,264
Corporate Bonds	1,668
Realized Gain/Loss (related to Paydown):
Asset Backed Securities	—
Corporate Bonds	11
Paydowns Received
Asset Backed Securities	(42)
Corporate Bonds	(4)
Change in Unrealized Gain/Loss:
Asset Backed Securities	(166)
Corporate Bonds	(216)
Transfers Out:
Asset Backed Securities	(2,056)
Corporate Bonds	(1,459)
Ending Balance at 11/30/13
Asset Backed Securities	—
Corporate Bonds	—
Total Level 3 holdings	$—

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets (Level 1).

Except for Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for the Funds for the period ended November 30, 2013.

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(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the six-months ended November 30, 2013, Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $11,006 and $232,781, respectively. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of these Funds. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translation in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2013 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	monthly
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Core Bond ETF	monthly
Guggenheim Enhanced Short Duration ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f ) Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.20%
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2013 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the Line of Credit (see Note 9) and other extraordinary expenses.

Prior to May 14, 2013, under a separate Fund Administration agreement, the Investment Adviser provided Fund Administration services to the Funds. The Investment Adviser received a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

Effective May 14, 2013, the Board of Trustees approved Rydex Fund Services, LLC (“RFS”) as the Administrator of the Funds. Both RFS and GFIA are affiliates of Guggenheim Partners, LLC, a global diversified financial services firm. There is no impact to the Funds as a result of this change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

For the six months ended November 30, 2013, the below listed Funds recognized Fund Administration expenses and waived Fund Administration expenses as follows:

	Fund	Fund
	Administration	Administration
	Expense	Expense Waived
Guggenheim Enhanced Core Bond ETF	$687	$687
Guggenheim Enhanced Short Duration ETF	50,547	—
Guggenheim S&P Global Dividend Opportunities Index ETF	11,041	—

Due to their unitary fee structure, Guggenheim BulletShares 2013 Corporate Bond ETF, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2013 High Yield Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, and Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, do not charge a separate Fund Administration Fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Core Bond ETF, Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2016:

Fund	Rate
Guggenheim Enhanced Core Bond ETF	0.27%
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

For six-months ended November 30, 2013, the Investment Adviser waived fees and assumed the following fees and expenses:

	Advisory Fees	Expenses
	Waived	Reimbursed
Guggenheim BulletShares 2013
Corporate Bond ETF	$9,989	$—
Guggenheim Enhanced Core Bond ETF	5,000	48,775
Guggenheim Enhanced Short Duration ETF	8,459	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	51,108	—

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2013 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

236 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At November 30, 2013, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

	Cost	Gross Tax	Gross Tax	Net Tax Unrealized
	Investments for	Unrealized	Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Guggenheim BulletShares 2013 Corporate Bond ETF	$179,981,108	$6,569	$(4,643)	$1,926
Guggenheim BulletShares 2014 Corporate Bond ETF	413,163,189	1,287,642	(9,414)	1,278,228
Guggenheim BulletShares 2015 Corporate Bond ETF	465,779,478	4,360,968	(4,210)	4,356,758
Guggenheim BulletShares 2016 Corporate Bond ETF	454,744,222	6,895,628	(15,443)	6,880,185
Guggenheim BulletShares 2017 Corporate Bond ETF	391,678,793	7,144,197	(363,442)	6,780,755
Guggenheim BulletShares 2018 Corporate Bond ETF	171,540,137	1,421,990	(748,514)	673,476
Guggenheim BulletShares 2019 Corporate Bond ETF	82,729,908	665,479	(753,584)	(88,105)
Guggenheim BulletShares 2020 Corporate Bond ETF	67,186,369	284,603	(1,040,511)	(755,908)
Guggenheim BulletShares 2021 Corporate Bond ETF	11,837,949	80,178	(59,416)	20,762
Guggenheim BulletShares 2022 Corporate Bond ETF	5,901,969	33,895	(69,655)	(35,760)
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	199,516,319	164,352	(75,010)	89,342
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	483,726,297	5,578,998	(76,519)	5,502,479
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	677,894,193	11,862,781	(250,588)	11,612,193
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	332,878,832	5,938,289	(563,669)	5,374,620
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	138,080,549	2,218,245	(351,945)	1,866,300
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	138,181,243	3,094,248	(331,954)	2,762,294
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	12,486,708	123,463	(13,841)	109,622
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	7,436,586	95,804	(19,327)	76,477
Guggenheim Enhanced Core Bond ETF	4,998,063	120,989	(159,236)	(38,247)
Guggenheim Enhanced Short Duration ETF	457,186,846	1,408,493	(125,883)	1,282,610
Guggenheim S&P Global Dividend Opportunities Index ETF	96,867,259	8,682,091	(4,801,683)	3,880,408

Tax components of the following balances as of May 31, 2013 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Undistributed
	Undistributed	Long-Term Gains
	Ordinary Income/	(Accumulated
	(Accumulated	Capital &
	Ordinary Loss)	Other Loss)
Guggenheim BulletShares 2013 Corporate Bond ETF	$101,146	$16,353
Guggenheim BulletShares 2014 Corporate Bond ETF	265,884	103,750
Guggenheim BulletShares 2015 Corporate Bond ETF	319,321	12,249
Guggenheim BulletShares 2016 Corporate Bond ETF	362,723	82,171
Guggenheim BulletShares 2017 Corporate Bond ETF	488,775	90,536
Guggenheim BulletShares 2018 Corporate Bond ETF	138,152	—
Guggenheim BulletShares 2019 Corporate Bond ETF	124,655	—
Guggenheim BulletShares 2020 Corporate Bond ETF	92,692	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	1,253,504	193,252
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	1,641,521	592,536
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	5,321,411	324,978
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	701,233	22,508
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	399,162	34,219
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	414,217	—
Guggenheim Enhanced Core Bond ETF	13,337	(36,064)
Guggenheim Enhanced Short Duration ETF	606,659	46,427
Guggenheim S&P Global Dividend Opportunities Index ETF	2,127,756	(16,160,517)

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2013 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gains
Guggenheim BulletShares 2013 Corporate Bond ETF	$1,857,300	$22,950
Guggenheim BulletShares 2014 Corporate Bond ETF	2,652,000	33,600
Guggenheim BulletShares 2015 Corporate Bond ETF	3,031,500	76,500
Guggenheim BulletShares 2016 Corporate Bond ETF	3,285,900	100,800
Guggenheim BulletShares 2017 Corporate Bond ETF	4,054,800	—
Guggenheim BulletShares 2018 Corporate Bond ETF	524,400	—
Guggenheim BulletShares 2019 Corporate Bond ETF	472,500	—
Guggenheim BulletShares 2020 Corporate Bond ETF	473,700	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	7,703,200	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	8,198,200	14,400
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	15,937,700	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2,288,600	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1,062,000	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,388,800	—
Guggenheim Enhanced Core Bond ETF	191,100	—
Guggenheim Enhanced Short Duration ETF	2,226,300	25,800
Guggenheim S&P Global Dividend Opportunities Index ETF	3,901,440	—

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 237

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

At May 31, 2013 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term
	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Total
Guggenheim BulletShares 2013 Corporate Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Core Bond ETF	—	—	—	—	(21,252)	(14,812)	(36,064)
Guggenheim Enhanced Short Duration ETF	—	—	—	—	—	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(5,412,817)	(2,630,452)	(13,591,331)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2013 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount
Guggenheim BulletShares 2013 Corporate Bond ETF	$(1,708)
Guggenheim BulletShares 2014 Corporate Bond ETF	(3,688)
Guggenheim BulletShares 2015 Corporate Bond ETF	(3,140)
Guggenheim BulletShares 2016 Corporate Bond ETF	(4,200)

238 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2013 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer net capital losses, currency losses and passive foreign investment company (PFIC) losses as follows:

Post-October
	Post-October	Foreign Currency
	Capital	Losses and
	Losses	PFIC Losses
Guggenheim BulletShares 2013 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Core Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend
Opportunities Index ETF	2,569,186	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the six-months ended November 30, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2013 Corporate Bond ETF	$—	$17,431,469
Guggenheim BulletShares 2014 Corporate Bond ETF	49,427,945	15,534,920
Guggenheim BulletShares 2015 Corporate Bond ETF	228,638,681	3,335,431
Guggenheim BulletShares 2016 Corporate Bond ETF	231,967,501	1,404,896
Guggenheim BulletShares 2017 Corporate Bond ETF	140,611,738	1,968,335
Guggenheim BulletShares 2018 Corporate Bond ETF	81,836,897	—
Guggenheim BulletShares 2019 Corporate Bond ETF	28,348,018	394,016
Guggenheim BulletShares 2020 Corporate Bond ETF	21,349,212	226,896
Guggenheim BulletShares 2021 Corporate Bond ETF	10,097,684	—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,947,709	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	—	87,202,338
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	239,264,753	57,177,421
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	327,974,359	58,297,987
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	227,066,881	35,607,918
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	82,835,513	12,089,041
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	89,525,728	16,345,877
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	12,660,124	155,801
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	7,442,213	—
Guggenheim Enhanced Core Bond ETF	217,759	265,190
Guggenheim Enhanced Short Duration ETF	55,614,699	31,769,488
Guggenheim S&P Global Dividend Opportunities Index ETF	52,941,829	54,324,844

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 239

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

For the six-months ended November 30, 2013, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2013 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2014 Corporate Bond ETF	—	—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	1,769,035	—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,949,606	—
Guggenheim BulletShares 2013 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	14,528,674	514,928
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	—
Guggenheim Enhanced Core Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	18,347,211	—

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 – Distribution and Service Plan:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Loan Commitments
Pursuant to the terms of certain Term Loan agreements, the Guggenheim Enhanced Short Duration ETF (GSY) held unfunded loan commitments as of November 30, 2013. GSY is obligated to fund these loan commitments at the borrower’s discretion. GSY intends to reserve against such contingent obligations by designating cash, liquid securities and liquid term loans as a reserve.  The unreallized depreciation on these commitments of $(62) as of November 30, 2013, is reported as “Unrealized depreciation on unfunded commitments” on the Statment of Assets and Liabilities.

At November 30, 2013, GSY had the following unfunded loan commitments which could be extended at the option of the borrower:
		Unrealized
Borrower	Principal Amount	(depreciation	)
Fly Funding	$200,000	$(62)

Note 10 – Line of Credit
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration ETF are participants in a $275,000,000 Revolving Liquidity Facility (“Facility”) with an approved counterparty. The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the six-months ended November 30, 2013.

240 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Note 11 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On November 29, 2013, the Board of Trustees declared the following dividends payable on December 6, 2013 to shareholders of record on December 4, 2013. The dividend rates per share were as follows:

Fund	Rate
Guggenheim BulletShares 2013 Corporate Bond ETF	$0.000
Guggenheim BulletShares 2014 Corporate Bond ETF	0.014
Guggenheim BulletShares 2015 Corporate Bond ETF	0.019
Guggenheim BulletShares 2016 Corporate Bond ETF	0.024
Guggenheim BulletShares 2017 Corporate Bond ETF	0.031
Guggenheim BulletShares 2018 Corporate Bond ETF	0.030
Guggenheim BulletShares 2019 Corporate Bond ETF	0.034
Guggenheim BulletShares 2020 Corporate Bond ETF	0.043
Guggenheim BulletShares 2021 Corporate Bond ETF	0.052
Guggenheim BulletShares 2022 Corporate Bond ETF	0.055
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	0.015
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.065
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.080
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.081
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.084
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.098
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.069
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.098
Guggenheim Enhanced Core Bond ETF	0.066
Guggenheim Enhanced Short Duration ETF	0.039

Subsequent to November 30, 2013, the Board of Trustees declared the following dividends payable on December 31, 2013 to shareholders of record on December 27, 2013. The dividend rates per share were as follows:

Income
Fund	Distribution
Guggenheim S&P Global Dividend Opportunities Index ETF	$0.159

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 241

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2013

Subsequent to November 30, 2013, the Board of Trustees declared the following dividends payable on January 2, 2014 to shareholders of record on December 31, 2013. The dividend rates per common share were as follows:

	Income	Supplemental	Short-Term	Long-Term	Total
Monthly Distributions:	Distribution	Distribution	Capital Gain	Capital Gain	Distribution
Guggenheim BulletShares 2014 Corporate Bond ETF	$0.0123	$0.0023	$0.0010	$0.0058	$0.0214
Guggenheim BulletShares 2015 Corporate Bond ETF	0.0174	0.0034	0.0005	0.0029	0.0242
Guggenheim BulletShares 2016 Corporate Bond ETF	0.0219	0.0042	0.0014	0.0052	0.0327
Guggenheim BulletShares 2017 Corporate Bond ETF	0.0296	0.0065	0.0030	0.0048	0.0439
Guggenheim BulletShares 2018 Corporate Bond ETF	0.0272	0.0055	0.0009	0.0000	0.0336
Guggenheim BulletShares 2019 Corporate Bond ETF	0.0296	0.0069	0.0069	0.0000	0.0434
Guggenheim BulletShares 2020 Corporate Bond ETF	0.0390	0.0072	0.0025	0.0000	0.0487
Guggenheim BulletShares 2021 Corporate Bond ETF	0.0446	0.0105	0.0000	0.0000	0.0551
Guggenheim BulletShares 2022 Corporate Bond ETF	0.0427	0.0000	0.0000	0.0000	0.0427
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.0606	0.0138	0.0558	0.0499	0.1801
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.0749	0.0177	0.1383	0.0350	0.2659
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.0760	0.0156	0.0272	0.0068	0.1256
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.0818	0.0192	0.0251	0.0141	0.1402
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.0951	0.0000	0.0272	0.0000	0.1223
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.0794	0.0096	0.0013	0.0000	0.0903
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.0762	0.0036	0.0000	0.0000	0.0798
Guggenheim Enhanced Core Bond ETF	0.1111	0.0000	0.0000	0.0000	0.1111
Guggenheim Enhanced Short Duration ETF	0.0381	0.0283	0.0170	0.0076	0.0910

In connection with their terminations on December 31, 2013, Guggenheim BulletShares 2013 Corporate Bond ETF and Guggenheim BulletShares 2013 High Yield Corporate Bond ETF paid their final maturity distributions to shareholders on December 31, 2013. The distributions per share were as follows:

Distribution per Share
Guggenheim BulletShares 2013 Corporate Bond ETF	$20.76709
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF	$25.56137

242 | CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2013

Federal Income Tax Information
In January 2014, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2013

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	52	None.
Roman Friedrich III Year of birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a U.S. and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	48
Director of Mercator Minerals Ltd. (September 2013-present), First Americas Gold Corp. (2012- present) and Zincore Metals, Inc. (2009–present). Previously, Director of Blue Sky Uranium Corp. (formerly, Windstorm Resources Inc.) (2011– 2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	48	Director of Peabody Energy Company (2003-present) and GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	54	None.
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	51	Trustee, Bennett Group of Funds (2011-September/2013).

Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010- present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds Distributors, LLC and Guggenheim Funds Investment Advisors, LLC; Chief Executive Officer of certain funds in the Fund Complex (2012-present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012- present); Formerly, Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC (2002-2010).
			212
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012- present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana 2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
As of period end. The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC and/or Guggenheim Funds Distributors, LLC and/or affiliates of such entities. The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 243

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2013

Principal Executive Officers
The Principal Executive Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations
Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010-present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987-2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987- 2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust (2008-present). Officer of certain funds in the Fund Complex (2012-present).

John L. Sullivan Year of Birth: 1955 Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Senior Managing Director – Fund Administration, Guggenheim Investments (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Joanna M. Catalucci Year of birth: 1966 Chief Compliance Officer	Since 2012
Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006). Chief Compliance Officer of certain funds in the Fund Complex.

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2007	Director, Associate General Counsel of Guggenheim Funds Services, LLC (2007-present). Secretary of certain funds in the Fund Complex.
Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex. Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

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246 l CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT

TRUST INFORMATION	November 30, 2013

Board of Trustees Randall C. Barnes Donald C. Cacciapaglia* Roman Friedrich III Robert B. Karn III Ronald A. Nyberg Ronald E. Toupin, Jr., Chairman
Officers
Donald C. Cacciapaglia
Chief Executive Officer

Amy J. Lee
Chief Legal Officer

John L. Sullivan
Chief Accounting Officer,
Chief Financial Officer
and Treasurer

Joanna Catalucci
Chief Compliance Officer

Mark M. Mathiasen
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President

Investment Adviser Guggenheim Funds Investment Advisors, LLC Lisle, IL Distributor Guggenheim Funds Distributors, LLC Lisle, IL Administrator Rydex Fund Services, LLC Rockville, MD
Accounting Agent,
Custodian and
Transfer Agent
The Bank of New York
Mellon Corp.
New York, NY

Legal Counsel
Dechert LLP
New York, NY

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

*
Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Funds website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST SEMIANNUAL REPORT | 247

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Core Bond ETF and Guggenheim Enhanced Short Duration ETF, are Michael P. Byrum, CFA, and James R. King, CFA. Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. Mr. Byrum holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.  Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products.  Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University. Mr. Abrams is a Senior Managing Director and portfolio manager for Guggenheim’s Corporate Credit Strategies. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Mr. Abrams joined the firm in 2002 and has been instrumental in the growth of Guggenheim’s Corporate Credit business. Mr. Abrams’ prior roles at Guggenheim include covering the Food and Beverage sectors as a senior analyst. He led an industry team focused on investing across the leveraged credit markets in a number of industries including financial institutions, retail, food and beverage and consumer products. Mr. Abrams has also focused on sourcing and structuring directly negotiated middle market debt investments. Prior to joining Guggenheim, Mr. Abrams worked in the Leveraged Finance Group at Bear Stearns where he focused on various leveraged debt transactions across multiple industries. Mr. Abrams received his B.A. in History and a BBA in Finance from Emory University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 30 separate exchange-traded funds as of November 30, 2013.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(01/14)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-SAR-1113

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

 (b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:       /s/ Donald C. Cacciapaglia

Name:  Donald C. Cacciapaglia

Title:    Chief Executive Officer

Date:    February 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia

Name:   Donald C. Cacciapaglia

Title:      Chief Executive Officer

Date:      February 5, 2014

By:         /s/ John L. Sullivan

Name:   John L. Sullivan

Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     February 5, 2014